UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Argentina and Global Exposure ETF | AGT | Cboe BZX

•	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ

•	iShares MSCI China ETF | MCHI | NASDAQ

•	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca

•	iShares MSCI Indonesia ETF | EIDO | NYSE Arca

•	iShares MSCI Peru ETF | EPU | NYSE Arca

•	iShares MSCI Philippines ETF | EPHE | NYSE Arca

•	iShares MSCI Poland ETF | EPOL | NYSE Arca

•	iShares MSCI Qatar ETF | QAT | NASDAQ

•	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca

•	iShares MSCI UAE ETF | UAE | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Argentina and Global Exposure ETF

Investment Objective

The iShares MSCI Argentina and Global Exposure ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Argentina, as defined by the index provider as represented by the MSCI All Argentina 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(10.97)%	11.25%	3.02%	11.25%	15.50%
Fund Market	(10.56)	11.78	3.02	11.78	15.54
Index	(10.75)	11.68	3.03	11.68	15.58

The inception date of the Fund was 4/25/17. The first day of secondary market trading was 4/27/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 890.30	$ 1.59		$ 1,000.00	$ 1,023.10	$ 1.71		0.34%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Consumer Discretionary	32.5%
Consumer Staples	18.9
Materials	13.0
Financials	12.2
Utilities	8.2
Energy	7.7
Communication Services	3.2
Real Estate	3.0
Industrials	1.3

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Argentina	48.9%
United States	22.5
Chile	13.6
Canada	9.7
Brazil	5.3

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(14.25)%	0.94%	4.04%	(3.55)%	0.94%	21.91%	(30.32)%
Fund Market	(13.53)	2.48	4.48	(3.55)	2.48	24.53	(30.34)
Index	(14.37)	2.13	4.99	(2.97)	2.13	27.55	(26.05)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 857.50	$ 2.67		$ 1,000.00	$ 1,021.90	$ 2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	19.2%
Industrials	17.9
Utilities	16.8
Consumer Staples	13.5
Materials	8.4
Real Estate	7.4
Financials	5.6
Health Care	4.7
Information Technology	3.5
Energy	2.2
Communication Services	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Embraer SA	3.6%
Sendas Distribuidora SA	3.2
Sul America SA	2.9
Eneva SA	2.7
Marfrig Global Foods SA	2.5
Cia. de Locacao das Americas	2.4
Transmissora Alianca de Energia Eletrica SA	2.4
BR Malls Participacoes SA	2.4
Bradespar SA (Preferred)	2.2
Metalurgica Gerdau SA (Preferred)	2.2

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(16.74)%	(31.58)%	5.14%	4.13%	(31.58)%	28.51%	49.82%
Fund Market	(16.59)	(32.07)	5.17	4.17	(32.07)	28.64	50.52
Index	(16.79)	(31.29)	5.70	4.67	(31.29)	31.94	57.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$832.60	$2.64		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	27.9%
Communication Services	18.2
Financials	16.1
Information Technology	6.5
Industrials	6.1
Health Care	6.1
Consumer Staples	6.1
Real Estate	4.5
Materials	3.9
Utilities	2.6
Energy	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Tencent Holdings Ltd.	13.0%
Alibaba Group Holding Ltd.	8.4
Meituan, Class B	3.8
China Construction Bank Corp., Class H	3.0
JDcom Inc, Class A	3.0
Ping An Insurance Group Co. of China Ltd., Class H	2.1
Baidu Inc.	1.8
NetEase Inc.	1.7
Industrial & Commercial Bank of China Ltd., Class H	1.4
China Merchants Bank Co. Ltd., Class H	1.4

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(16.81)%	(22.71)%	3.68%	4.43%	(22.71)%	19.78%	54.26%
Fund Market	(15.58)	(22.49)	3.79	4.65	(22.49)	20.42	57.54
Index	(23.29)	(30.08)	1.20	2.92	(30.08)	6.13	33.35

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$831.90	$2.63		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Real Estate	18.1%
Consumer Discretionary	17.7
Health Care	14.0
Industrials	11.0
Information Technology	9.4
Materials	7.1
Utilities	6.1
Communication Services	6.0
Financials	5.4
Consumer Staples	3.4
Energy	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Xtep International Holdings Ltd.	2.3%
JinkoSolar Holding Co. Ltd.	2.1
Lifetech Scientific Corp.	1.6
Zhaojin Mining Industry Co. Ltd., Class H	1.1
Inner Mongolia Yitai Coal Co. Ltd., Class B	1.1
COFCO Joycome Foods Ltd.	1.1
China Everbright Ltd.	1.1
China Overseas Grand Oceans Group Ltd.	1.1
Yuexiu REIT	1.0
Differ Group Holding Co. Ltd.	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.19%	5.66%	1.20%	(0.81)%	5.66%	6.16%	(7.77)%
Fund Market	15.25	7.91	1.55	(0.57)	7.91	7.97	(5.52)
Index	13.85	5.69	1.69	(0.36)	5.69	8.75	(3.54)

Index performance through May 28, 2019 reflects the performance of MSCI Indonesia Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Indonesia IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,141.90	$3.03		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	48.7%
Communication Services	14.9
Consumer Staples	9.1
Materials	8.7
Energy	5.3
Consumer Discretionary	5.1
Real Estate	2.6
Health Care	2.2
Industrials	1.8
Utilities	1.0
Information Technology	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank Central Asia Tbk PT	20.9%
Bank Rakyat Indonesia Persero Tbk PT	14.4
Telkom Indonesia Persero Tbk PT	9.8
Bank Mandiri Persero Tbk PT	4.4
Astra International Tbk PT	4.1
Bank Negara Indonesia Persero Tbk PT	3.2
Bank Jago Tbk PT	2.8
Charoen Pokphand Indonesia Tbk PT	2.3
Adaro Energy Tbk PT	2.0
Kalbe Farma Tbk PT	2.0

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Peru ETF

Investment Objective

The iShares MSCI Peru ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	30.95%	(4.01)%	2.91%	(0.22)%	(4.01)%	15.43%	(2.16)%
Fund Market	32.69	(2.97)	3.05	(0.04)	(2.97)	16.18	(0.36)
Index	31.60	(4.90)	3.17	0.21	(4.90)	16.86	2.12

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,309.50	$3.32		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	53.2%
Financials	26.7
Consumer Staples	7.7
Industrials	5.5
Energy	2.7
Consumer Discretionary	2.2
Real Estate	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Southern Copper Corp.	22.3%
Credicorp Ltd.	21.8
Cia. de Minas Buenaventura SAA	4.8
Sociedad Minera Cerro Verde SAA	4.5
Alicorp SAA	4.2
Ferreycorp SAA	3.7
Union Andina de Cementos SAA	3.6
Hochschild Mining PLC	3.1
Volcan Cia. Minera SAA, Class B	3.1
PetroTal Corp.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.83%	7.18%	(0.07)%	2.55%	7.18%	(0.36)%	28.59%
Fund Market	10.02	10.29	0.54	2.79	10.29	2.71	31.67
Index	6.96	7.73	0.60	3.27	7.73	3.05	37.95

Index performance through November 30, 2020 reflects the performance of the MSCI Philippines Investible Market Index (IMI). Index performance beginning on December 1, 2020 reflects the performance of the MSCI Philippines IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,068.30	$2.97		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	29.9%
Real Estate	23.0
Financials	17.4
Consumer Staples	8.1
Consumer Discretionary	6.9
Communication Services	6.7
Utilities	5.9
Energy	1.2
Materials	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SM Prime Holdings Inc.	10.8%
Ayala Land Inc.	8.3
Ayala Corp.	6.1
BDO Unibank Inc.	6.0
SM Investments Corp.	5.5
Bank of the Philippine Islands	4.6
JG Summit Holdings Inc.	4.6
International Container Terminal Services Inc.	4.4
PLDT Inc.	4.4
Jollibee Foods Corp.	3.5

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.31)%	(3.56)%	(1.47)%	(1.53)%	(3.56)%	(7.12)%	(14.27)%
Fund Market	(21.63)	(2.78)	(1.44)	(1.51)	(2.78)	(7.01)	(14.08)
Index	(20.70)	(2.55)	(1.20)	(1.14)	(2.55)	(5.87)	(10.85)

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$786.90	$2.53		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	41.2%
Energy	13.7
Materials	11.1
Communication Services	10.2
Consumer Discretionary	8.4
Consumer Staples	5.5
Utilities	5.2
Information Technology	2.4
Industrials	1.3
Health Care	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	13.0%
KGHM Polska Miedz SA	8.3
Bank Polska Kasa Opieki SA	7.7
Polski Koncern Naftowy ORLEN SA	7.6
Powszechny Zaklad Ubezpieczen SA	6.8
Dino Polska SA	5.0
Santander Bank Polska SA	4.4
CD Projekt SA	4.3
Polskie Gornictwo Naftowe i Gazownictwo SA	3.9
Allegro.eu SA	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2022	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.83%	29.96%	6.60%	2.48%	29.96%	37.67%	21.19%
Fund Market	16.82	30.98	6.89	2.57	30.98	39.56	21.97
Index	15.64	29.19	7.21	3.08	29.19	41.66	26.81

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,168.30	$3.12		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	50.3%
Industrials	14.9
Materials	9.2
Energy	8.6
Real Estate	6.2
Communication Services	4.3
Utilities	3.5
Consumer Staples	2.1
Health Care	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Qatar National Bank QPSC	22.9%
Industries Qatar QSC	8.8
Qatar Islamic Bank SAQ	7.6
Masraf Al Rayan QSC	6.4
Commercial Bank PSQC (The)	4.4
Mesaieed Petrochemical Holding Co.	4.3
Qatar Gas Transport Co. Ltd.	3.8
Qatar Fuel QSC	3.7
Qatar Electricity & Water Co. QSC	3.5
Qatar International Islamic Bank QSC	3.2

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	12.48%	42.29%	15.98%	12.36%	42.29%	109.84%	112.14%
Fund Market	13.80	47.37	16.04	12.56	47.37	110.43	114.60
Index	12.53	43.02	16.68	13.13	43.02	116.30	121.75

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,124.80	$3.90		$1,000.00	$1,021.10	$3.71		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	46.7%
Materials	24.3
Communication Services	7.1
Energy	5.9
Consumer Staples	3.5
Health Care	3.2
Consumer Discretionary	3.1
Utilities	2.4
Real Estate	1.9
Industrials	1.8
Information Technology	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Al Rajhi Bank	15.8%
Saudi National Bank (The)	11.9
Saudi Basic Industries Corp.	8.9
Saudi Arabian Oil Co.	4.9
Saudi Telecom Co.	4.3
Riyad Bank	4.1
Saudi Arabian Mining Co.	4.0
Alinma Bank	3.1
Saudi British Bank (The)	2.8
Banque Saudi Fransi	2.8

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2022	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	19.96%	44.49%	5.09%	(0.45)%	44.49%	28.18%	(3.45)%
Fund Market	19.58	44.06	5.39	(0.41)	44.06	29.99	(3.16)
Index	20.52	45.35	5.97	0.28	45.35	33.64	2.18

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,199.60	$3.16		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	46.3%
Communication Services	25.5
Real Estate	10.8
Industrials	9.0
Consumer Discretionary	4.0
Energy	2.8
Consumer Staples	1.6
Health Care	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Emirates Telecommunications Group Co. PJSC	23.5%
First Abu Dhabi Bank PJSC	21.7
Abu Dhabi Islamic Bank PJSC	4.9
Abu Dhabi Commercial Bank PJSC	4.6
Emirates NBD Bank PJSC	4.5
Aldar Properties PJSC	4.4
Emaar Properties PJSC	4.3
Dubai Islamic Bank PJSC	4.2
Abu Dhabi National Oil Co. for Distribution PJSC	4.0
Dubai Investments PJSC	2.8

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 48.8%
Arcos Dorados Holdings Inc., Class A(a)	50,179	$387,884
Banco BBVA Argentina SA, ADR(a)	35,693	115,288
Banco Macro SA, ADR(a)	20,866	301,096
Bioceres Crop. Solutions Corp.(a)	5,131	64,599
Central Puerto SA, ADR(a)(b)	49,139	180,830
Corp. America Airports SA(a)(b)	16,040	88,541
Cresud SACIF y A, ADR(a)(b)	17,728	115,764
Despegar.com Corp.(a)(b)	25,980	299,030
Empresa Distribuidora y Comercializadora Norte, ADR(a)(b)	9,744	64,018
Grupo Financiero Galicia SA, ADR	38,693	366,423
Grupo Supervielle SA, ADR(b)	31,556	58,694
IRSA Inversiones y Representaciones SA, ADR(a)(b)	13,156	62,491
IRSA Propiedades Comerciales SA, ADR(a)	13,512	30,132
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	29,509	167,316
Pampa Energia SA, ADR(a)(b)	15,165	317,707
Telecom Argentina SA, ADR(b)	43,905	220,403
Transportadora de Gas del Sur SA, Class B, ADR(a)(b)	34,710	194,376
YPF SA, ADR(a)	80,288	337,210

		3,371,802

Brazil — 5.3%
Adecoagro SA(a)	38,033	363,595

Canada — 9.7%
SSR Mining Inc	16,746	331,485
Yamana Gold Inc.	68,318	335,796

		667,281

Chile — 8.8%
Cencosud SA	170,499	313,606
Cia. Cervecerias Unidas SA	36,733	291,221

		604,827

United States — 22.5%
MercadoLibre Inc.(a)(b)	1,381	1,555,904

Total Common Stocks — 95.1% (Cost: $9,036,191)		6,563,409

Security	Shares	Value

Preferred Stocks

Chile — 4.8%
Embotelladora Andina SA, Class B, Preference Shares	152,086	$331,183

Total Preferred Stocks — 4.8% (Cost: $346,524)		331,183

Short-Term Investments

Money Market Funds — 27.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	1,868,044	1,868,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	10,000	10,000

		1,878,418

Total Short-Term Investments — 27.2% (Cost: $1,878,519)		1,878,418

Total Investments in Securities — 127.1% (Cost: $11,261,234)		8,773,010

Other Assets, Less Liabilities — (27.1)%		(1,869,302)

Net Assets — 100.0%		$6,903,708

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$114,864	$1,753,863	(a)	$—	$(188)	$(121)	$1,868,418	1,868,044	$2,943	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	—		—

					$(188)	$(121)	$1,878,418		$2,943		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,563,409	$—	$—	$6,563,409
Preferred Stocks	—	331,183	—	331,183
Money Market Funds	1,878,418	—	—	1,878,418

	$8,441,827	$331,183	$—	$8,773,010

See notes to financial statements

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Embraer SA(a)	1,179,508	$4,016,925

Air Freight & Logistics — 0.3%
Sequoia Logistica e Transportes SA(a)	105,207	303,343

Auto Components — 0.7%
Mahle-Metal Leve SA	64,543	335,547
Tupy SA	120,876	430,863

		766,410

Biotechnology — 0.3%
Blau Farmaceutica SA(a)	60,160	346,969

Commercial Services & Supplies — 1.5%
Ambipar Participacoes e Empreendimentos S/A	75,747	499,288
GPS Participacoes e Empreendimentos SA(b)	391,729	1,148,366

		1,647,654

Communications Equipment — 0.8%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	137,332	885,998

Diversified Consumer Services — 4.2%
Anima Holding SA(a)	507,895	703,768
Cogna Educacao(a)	3,146,631	1,380,622
Cruzeiro do Sul Educacional SA	288,102	283,704
MPM Corporeos SA	225,239	187,466
YDUQS Participacoes SA	518,270	2,126,805

		4,682,365

Electric Utilities — 6.9%
Alupar Investimento SA	245,677	1,226,338
Cia Paranaense de Energia	108,530	733,304
EDP - Energias do Brasil SA	487,239	1,956,529
Light SA	562,219	1,068,533
Transmissora Alianca de Energia Eletrica SA	347,761	2,664,903

		7,649,607

Electrical Equipment — 0.4%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	385,428	422,076

Food & Staples Retailing — 5.2%
Cia Brasileira de Distribuicao	270,969	1,242,331
Grupo Mateus SA(a)	926,139	1,067,037
Sendas Distribuidora SA	1,354,659	3,526,255

		5,835,623

Food Products — 8.1%
Camil Alimentos SA	217,141	385,118
M. Dias Branco SA	142,106	627,575
Marfrig Global Foods SA	637,596	2,743,852
Minerva SA	501,076	1,054,601
Sao Martinho SA	296,797	2,294,412
SLC Agricola SA	178,092	1,512,934
Tres Tentos Agroindustrial SA(a)	207,130	402,514

		9,021,006

Health Care Providers & Services — 4.3%
CM Hospitalar SA	167,917	543,663
Fleury SA	319,871	1,110,281
Hospital Mater Dei SA(a)	148,837	452,678
Instituto Hermes Pardini SA	87,848	313,680
Odontoprev SA	445,429	992,807
Oncoclinicas do Brasil Servicos Medicos SA(a)	249,180	481,503

Security	Shares	Value

Health Care Providers & Services (continued)
Qualicorp Consultoria e Corretora de Seguros SA	380,981	$945,867

		4,840,479

Hotels, Restaurants & Leisure — 2.1%
CVC Brasil Operadora e Agencia de Viagens SA(a)	377,163	904,020
Smartfit Escola de Ginastica e Danca SA(a)	393,197	1,400,476

		2,304,496

Household Durables — 3.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes, NVS	502,707	1,467,786
Ez Tec Empreendimentos e Participacoes SA	190,313	641,620
MRV Engenharia e Participacoes SA	526,285	1,209,658

		3,319,064

Independent Power and Renewable Electricity Producers — 4.5%
AES Brasil Energia SA	412,574	917,738
Eneva SA(a)	1,167,568	3,034,727
Omega Energia SA(a)	493,245	1,036,909

		4,989,374

Insurance — 3.7%
IRB Brasil Resseguros S/A(a)	1,594,467	940,763
Sul America SA	463,989	3,160,449

		4,101,212

Interactive Media & Services — 0.8%
Infracommerce CXAAS SA(a)	186,629	527,652
Meliuz SA(b)	875,840	396,515

		924,167

IT Services — 2.2%
Cielo SA, NVS	2,049,959	1,020,098
Locaweb Servicos de Internet SA(a)(b)	741,443	1,441,507

		2,461,605

Machinery — 0.5%
Iochpe Maxion SA, NVS	219,089	552,184

Marine — 0.4%
Hidrovias do Brasil SA(a)	701,241	408,143

Metals & Mining — 0.9%
Cia Brasileira de Aluminio(a)	249,768	953,731

Oil, Gas & Consumable Fuels — 2.2%
3R Petroleum Oleo E Gas SA(a)	271,761	1,801,061
Enauta Participacoes SA	178,278	597,705

		2,398,766

Paper & Forest Products — 1.4%
Dexco SA	574,181	1,529,815

Professional Services — 0.3%
Boa Vista Servicos SA	356,441	355,005

Real Estate Management & Development — 7.4%
Aliansce Sonae Shopping Centers SA	243,313	1,037,609
BR Malls Participacoes SA(a)	1,464,054	2,653,826
BR Properties SA	357,775	520,014
Iguatemi SA(a)	233,594	862,374
Iguatemi SA	289,924	148,739
JHSF Participacoes SA	517,787	549,660
LOG Commercial Properties e Participacoes SA	77,084	412,464
Multiplan Empreendimentos Imobiliarios SA, NVS	473,842	2,014,210

		8,198,896

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 4.8%
Cia. de Locacao das Americas, NVS	554,463	$2,705,494
Movida Participacoes SA	242,998	767,457
SIMPAR SA	477,776	970,397
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	409,545	871,330

		5,314,678

Software — 0.1%
Clear Sale SA(a)	91,909	163,194

Specialty Retail — 4.2%
C&A Modas Ltda(a)	176,124	175,395
Grupo SBF SA(a)	162,980	719,562
Lojas Quero Quero S/A	298,340	463,048
Pet Center Comercio e Participacoes SA	510,565	1,720,934
Via S/A(a)	2,144,150	1,570,955

		4,649,894

Technology Hardware, Storage & Peripherals — 0.3%
Multilaser Industrial SA(a)	343,963	378,215

Textiles, Apparel & Luxury Goods — 4.9%
Arezzo Industria e Comercio SA	101,220	1,587,201
Grendene SA	529,449	857,103
GRUPO DE MODA SOMA SA(a)	723,711	1,818,225
Guararapes Confeccoes SA	167,408	392,900
Vivara Participacoes SA	158,419	801,639

		5,457,068

Trading Companies & Distributors — 0.5%
Armac Locacao Logistica E Servicos SA	173,927	513,316

Transportation Infrastructure — 1.5%
EcoRodovias Infraestrutura e Logistica SA(a)	583,795	731,319
Santos Brasil Participacoes SA, NVS	795,721	992,671

		1,723,990

Water Utilities — 1.6%
Cia. de Saneamento de Minas Gerais-COPASA	318,798	875,376
Cia. de Saneamento do Parana	247,553	967,423

		1,842,799

Total Common Stocks — 83.6% (Cost: $88,138,031)		92,958,067

Preferred Stocks

Airlines — 3.1%
Azul SA, Preference Shares, NVS(a)	475,528	2,297,878
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	342,622	1,119,556

		3,417,434

Banks — 1.8%
Banco ABC Brasil SA, Preference Shares, NVS	141,659	425,827
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	339,607	656,235

Security	Shares	Value

Banks (continued)
Banco Pan SA, Preference Shares, NVS	504,912	$974,417

		2,056,479

Chemicals — 1.2%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	74,662	1,362,458

Electric Utilities — 1.9%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	23,687	265,665
Cia. Paranaense de Energia, Preference Shares, NVS	1,368,787	1,828,964

		2,094,629

Independent Power and Renewable Electricity Producers — 1.3%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	318,340	1,404,476

Machinery — 1.0%
Marcopolo SA, Preference Shares, NVS	811,913	454,339
Randon SA Implementos e Participacoes, Preference Shares, NVS	307,533	627,711

		1,082,050

Metals & Mining — 4.9%
Bradespar SA, Preference Shares, NVS	427,763	2,462,313
Cia Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	64,173	548,494
Metalurgica Gerdau SA, Preference Shares, NVS	1,210,847	2,433,563

		5,444,370

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	704,259	544,254

Total Preferred Stocks — 15.7% (Cost: $14,435,413)		17,406,150

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	120,000	120,000

Total Short-Term Investments — 0.1% (Cost: $120,000)		120,000

Total Investments in Securities — 99.4% (Cost: $102,693,444)		110,484,217

Other Assets, Less Liabilities — 0.6%		707,774

Net Assets — 100.0%		$111,191,991

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Brazil Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$20,000	(a)	$—	$—	$—	$120,000	120,000	$6	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	11	03/18/22	$544	$85,048

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$85,048

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(161,763)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$114,240

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$550,970

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,780,761	$89,177,306	$—	$92,958,067
Preferred Stocks	—	17,406,150	—	17,406,150
Money Market Funds	120,000	—	—	120,000

	$3,900,761	$106,583,456	$—	$110,484,217

Derivative financial instruments(a)
Assets
Futures Contracts	$85,048	$—	$—	$85,048

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	438,476	$3,520,580
AVIC Electromechanical Systems Co. Ltd., Class A	767,200	1,518,114
AviChina Industry & Technology Co. Ltd., Class H	6,576,000	4,082,627
Kuang-Chi Technologies Co. Ltd., Class A(a)	383,600	1,236,223

		10,357,544

Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	767,283	7,361,686
Yunda Holding Co. Ltd., Class A	548,557	1,689,574
ZTO Express Cayman Inc., ADR	1,177,652	34,670,075

		43,721,335

Airlines — 0.2%
Air China Ltd., Class A(a)	1,096,089	1,716,630
Air China Ltd., Class H(a)(b)	4,384,000	3,371,642
China Eastern Airlines Corp. Ltd., Class A(a)	2,192,096	1,877,163
China Southern Airlines Co. Ltd., Class A(a)	2,137,234	2,346,635
China Southern Airlines Co. Ltd., Class H(a)(b)	4,384,000	2,773,604

		12,085,674

Auto Components — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	54,895	1,346,978
Fuyao Glass Industry Group Co. Ltd., Class A	274,098	1,923,745
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,753,600	8,603,326
Huayu Automotive Systems Co. Ltd., Class A	602,872	2,431,844
Huizhou Desay Sv Automotive Co. Ltd., Class A	110,100	2,319,283
Mianyang Fulin Precision Machining Co. Ltd., Class A, NVS(a)	109,600	464,953
Minth Group Ltd	2,192,000	7,925,844
Ningbo Tuopu Group Co. Ltd., Class A	164,400	1,589,059
Sailun Group Co. Ltd., Class A	438,400	840,946
Shandong Linglong Tyre Co. Ltd., Class A	274,028	1,220,099
Shenzhen Kedali Industry Co. Ltd., Class A, NVS	54,800	1,380,034

		30,046,111

Automobiles — 4.9%
BYD Co. Ltd., Class A	274,059	11,020,407
BYD Co. Ltd., Class H	2,191,500	67,908,764
Chongqing Changan Automobile Co. Ltd., Class A	1,067,893	2,208,041
Dongfeng Motor Group Co. Ltd., Class H	7,234,000	6,226,493
Geely Automobile Holdings Ltd.	15,892,000	29,601,116
Great Wall Motor Co. Ltd., Class A	328,800	1,920,330
Great Wall Motor Co. Ltd., Class H	8,494,000	17,882,420
Guangzhou Automobile Group Co. Ltd., Class H	7,672,400	7,596,074
Li Auto Inc., ADR(a)(b)	1,493,848	45,487,671
NIO Inc., ADR(a)(b)	3,549,639	81,073,755
SAIC Motor Corp. Ltd., Class A	1,424,876	4,108,704
XPeng Inc., ADR(a)(b)	1,053,256	38,306,921
Yadea Group Holdings Ltd.(c)	2,790,000	4,139,059

		317,479,755

Banks — 10.0%
Agricultural Bank of China Ltd., Class A	12,275,200	5,799,260
Agricultural Bank of China Ltd., Class H	67,953,000	25,735,097
Bank of Beijing Co. Ltd., Class A	4,384,099	3,135,197
Bank of Chengdu Co. Ltd., Class A	767,293	1,754,750
Bank of China Ltd., Class A	5,589,600	2,745,087
Bank of China Ltd., Class H	210,983,000	82,136,039
Bank of Communications Co. Ltd., Class A	6,685,622	5,068,152
Bank of Communications Co. Ltd., Class H	21,922,200	15,028,310
Bank of Hangzhou Co. Ltd., Class A	1,150,860	2,615,877

Security	Shares	Value

Banks (continued)
Bank of Jiangsu Co. Ltd., Class A	2,959,255	$3,123,877
Bank of Nanjing Co. Ltd., Class A	1,968,804	3,048,451
Bank of Ningbo Co. Ltd., Class A	1,095,332	6,622,977
Bank of Shanghai Co. Ltd., Class A	2,740,010	3,036,893
China Bohai Bank Co. Ltd., Class H(c)	8,768,000	1,458,603
China CITIC Bank Corp. Ltd., Class H	22,469,800	10,558,854
China Construction Bank Corp., Class A	1,361,514	1,302,576
China Construction Bank Corp., Class H	257,015,000	192,752,140
China Everbright Bank Co. Ltd., Class A	7,343,200	3,891,343
China Everbright Bank Co. Ltd., Class H	7,124,000	2,649,471
China Merchants Bank Co. Ltd., Class A	3,342,868	26,424,452
China Merchants Bank Co. Ltd., Class H	10,412,650	87,771,415
China Minsheng Banking Corp. Ltd., Class A	5,918,470	3,667,913
China Minsheng Banking Corp. Ltd., Class H	13,702,660	5,337,166
China Zheshang Bank Co. Ltd., Class A	3,161,900	1,718,201
Huaxia Bank Co. Ltd., Class A	2,740,061	2,445,872
Industrial & Commercial Bank of China Ltd., Class A	10,466,800	7,732,521
Industrial & Commercial Bank of China Ltd., Class H	149,607,000	89,308,655
Industrial Bank Co. Ltd., Class A	3,267,100	11,445,864
Ping An Bank Co. Ltd., Class A	3,233,255	8,090,653
Postal Savings Bank of China Co. Ltd., Class A	4,438,800	3,932,180
Postal Savings Bank of China Co. Ltd., Class H(c)	21,372,000	17,548,204
Shanghai Pudong Development Bank Co. Ltd., Class A	4,877,298	6,492,072

		644,378,122

Beverages — 3.0%
Anhui Gujing Distillery Co. Ltd., Class A	65,596	2,304,752
Anhui Gujing Distillery Co. Ltd., Class B	329,230	4,827,456
China Resources Beer Holdings Co. Ltd	3,924,000	31,114,972
Chongqing Brewery Co. Ltd., Class A(a)	109,600	2,327,239
Jiangsu King’s Luck Brewery JSC Ltd., Class A	219,203	1,818,593
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	219,276	5,751,399
JiuGui Liquor Co. Ltd., Class A	55,400	1,505,406
Kweichow Moutai Co. Ltd., Class A	203,005	57,732,441
Luzhou Laojiao Co. Ltd., Class A	239,700	8,278,794
Nongfu Spring Co. Ltd., Class H(c)	4,712,800	29,556,393
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	144,540	1,041,605
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	219,286	10,206,223
Sichuan Swellfun Co. Ltd., Class A	76,752	1,214,431
Tsingtao Brewery Co. Ltd., Class A	109,663	1,635,032
Tsingtao Brewery Co. Ltd., Class H	1,428,000	13,738,560
Wuliangye Yibin Co. Ltd., Class A	657,677	19,908,674

		192,961,970

Biotechnology — 1.3%
3SBio Inc.(a)(c)	3,562,000	2,830,969
Akeso Inc.(a)(b)(c)	748,000	1,975,277
BeiGene Ltd., ADR(a)(b)	126,588	26,649,306
Beijing Tiantan Biological Products Corp. Ltd., Class A	219,272	952,435
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	54,800	2,184,435
BGI Genomics Co. Ltd., Class A	109,699	1,483,944
Chongqing Zhifei Biological Products Co. Ltd., Class A	274,040	5,608,519
Hualan Biological Engineering Inc., Class A	315,872	1,289,763
I-Mab, ADR(a)(b)	96,996	2,397,741
Imeik Technology Development Co. Ltd., Class A	30,300	2,341,794
Innovent Biologics Inc.(a)(c)	3,148,500	14,209,119
Legend Biotech Corp., ADR(a)	94,256	3,731,595
Shanghai RAAS Blood Products Co. Ltd., Class A	1,479,600	1,567,026

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Shenzhen Kangtai Biological Products Co. Ltd., Class A	109,655	$1,465,816
Walvax Biotechnology Co. Ltd., Class A	274,097	2,042,843
Zai Lab Ltd., ADR(a)	207,144	11,330,777

		82,061,359

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	328,870	1,559,796
China Lesso Group Holdings Ltd.	3,288,000	5,062,154
Guangdong Kinlong Hardware Products Co. Ltd., Class A	55,400	930,000
Zhuzhou Kibing Group Co. Ltd., Class A	438,400	1,096,101

		8,648,051

Capital Markets — 1.9%
Changjiang Securities Co. Ltd., Class A	1,589,236	1,742,979
China Cinda Asset Management Co. Ltd., Class H	21,927,000	3,958,120
China Galaxy Securities Co. Ltd., Class A	787,800	1,265,152
China Galaxy Securities Co. Ltd., Class H	9,042,000	5,175,488
China International Capital Corp. Ltd., Class A	164,400	1,110,186
China International Capital Corp. Ltd., Class H(c)	3,860,400	9,392,052
China Merchants Securities Co. Ltd., Class A	1,260,468	3,171,520
CITIC Securities Co. Ltd., Class A	1,974,251	7,316,832
CITIC Securities Co. Ltd., Class H	6,856,300	16,610,767
CSC Financial Co. Ltd., Class A	767,299	3,141,560
Dongxing Securities Co. Ltd., Class A	767,211	1,255,245
East Money Information Co. Ltd., Class A	1,698,881	7,241,092
Everbright Securities Co. Ltd., Class A	657,699	1,388,883
First Capital Securities Co. Ltd., Class A	876,889	886,896
Founder Securities Co. Ltd., Class A	1,808,499	2,064,363
GF Securities Co. Ltd., Class A	1,072,999	3,177,999
GF Securities Co. Ltd., Class H	2,849,600	4,278,053
Guosen Securities Co. Ltd., Class A	1,315,233	2,163,650
Guotai Junan Securities Co. Ltd., Class A	1,477,359	3,924,260
Guoyuan Securities Co. Ltd., Class A	986,420	1,109,144
Haitong Securities Co. Ltd., Class A	1,698,859	3,033,145
Haitong Securities Co. Ltd., Class H	6,795,200	5,847,192
Hithink RoyalFlush Information Network Co. Ltd., Class A	86,587	1,487,076
Huatai Securities Co. Ltd., Class A	1,534,493	3,867,532
Huatai Securities Co. Ltd., Class H(c)	3,616,800	5,921,795
Huaxi Securities Co. Ltd., Class A	822,073	1,160,486
Industrial Securities Co. Ltd., Class A	1,315,240	1,710,772
Noah Holdings Ltd., ADR(a)	93,708	2,657,559
Orient Securities Co. Ltd., Class A	1,150,864	2,251,113
SDIC Capital Co. Ltd., Class A	1,407,414	1,655,976
Sealand Securities Co. Ltd., Class A	1,698,860	1,055,796
Shanxi Securities Co. Ltd., Class A	929,431	871,611
Shenwan Hongyuan Group Co. Ltd., Class A	4,702,579	3,424,276
Sinolink Securities Co. Ltd., Class A	602,826	971,330
SooChow Securities Co. Ltd., Class A	1,133,435	1,414,180
Western Securities Co. Ltd., Class A	1,260,430	1,521,626
Zheshang Securities Co. Ltd., Class A	712,400	1,307,275

		120,532,981

Chemicals — 1.1%
Beijing Easpring Material Technology Co. Ltd., Class A .	92,000	1,260,464
Do-Fluoride New Materials Co. Ltd., Class A, NVS	109,600	788,290
Dongyue Group Ltd.	4,451,000	6,457,242
Guangzhou Tinci Materials Technology Co. Ltd., Class A	164,800	2,796,865
Hengli Petrochemical Co. Ltd., Class A	1,041,210	4,141,555

Security	Shares	Value

Chemicals (continued)
Hengyi Petrochemical Co. Ltd., Class A	986,476	$1,573,061
Hoshine Silicon Industry Co. Ltd., Class A	67,900	1,615,124
Huabao International Holdings Ltd.(b)	2,497,000	1,432,549
Huafon Chemical Co. Ltd., Class A	919,200	1,405,890
Hubei Xingfa Chemicals Group Co. Ltd., Class A, NVS	219,200	1,437,904
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,751,370	1,378,521
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A(a)	657,600	941,932
Jiangsu Eastern Shenghong Co. Ltd., Class A	714,100	2,167,059
Kingfa Sci & Tech Co. Ltd., Class A	602,800	1,030,452
LB Group Co. Ltd., Class A	438,400	1,851,779
Ningbo Shanshan Co. Ltd.	54,700	259,004
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,192,700	3,322,140
Rongsheng Petrochemical Co. Ltd., Class A	1,698,842	5,105,393
Satellite Chemical Co. Ltd., Class A	317,764	2,278,582
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	438,470	2,463,164
Shanghai Putailai New Energy Technology Co. Ltd., Class A	109,600	2,549,567
Shenzhen Capchem Technology Co. Ltd., Class A	54,800	841,684
Shenzhen Senior Technology Co. Ltd., Class A, NVS	109,600	665,006
Sinoma Science & Technology Co. Ltd., Class A	274,000	1,303,318
Skshu Paint Co. Ltd., Class A	72,200	1,016,568
Tongkun Group Co. Ltd., Class A	493,264	1,719,902
Transfar Zhilian Co. Ltd., Class A	876,893	1,073,556
Wanhua Chemical Group Co. Ltd., Class A	548,073	8,298,102
Weihai Guangwei Composites Co. Ltd., Class A	109,600	1,277,108
Yunnan Energy New Material Co. Ltd., Class A	160,404	6,647,487
Zhejiang Longsheng Group Co. Ltd., Class A	1,041,271	2,035,525
Zhejiang Yongtai Technology Co. Ltd., Class A, NVS(a)	164,400	977,071

		72,111,864

Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A	1,096,097	1,162,417
China Everbright Environment Group Ltd.	9,864,148	7,082,215
Shanghai M&G Stationery Inc., Class A	164,400	1,417,125

		9,661,757

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,919,000	5,415,056
Fiberhome Telecommunication Technologies Co. Ltd., Class A	253,277	692,136
Guangzhou Haige Communications Group Inc. Co., Class A	876,884	1,387,586
Yealink Network Technology Corp. Ltd., Class A	139,094	1,686,105
Zhongji Innolight Co. Ltd., Class A	164,477	1,002,713
ZTE Corp., Class A	632,156	2,925,415
ZTE Corp., Class H	2,082,440	5,130,187

		18,239,198

Construction & Engineering — 1.0%
China Communications Services Corp. Ltd., Class H	7,672,800	4,209,459
China Conch Venture Holdings Ltd.	4,658,000	22,415,405
China Energy Engineering Corp. Ltd.(a)	4,704,200	2,010,724
China National Chemical Engineering Co. Ltd., Class A	1,096,095	1,818,781
China Railway Group Ltd., Class A	3,836,098	3,784,774
China Railway Group Ltd., Class H	10,412,000	6,113,467
China State Construction Engineering Corp. Ltd., Class A	7,014,498	5,666,631
China State Construction International Holdings Ltd	5,480,000	7,717,574
Metallurgical Corp. of China Ltd., Class A	3,890,800	2,523,493
Power Construction Corp. of China Ltd., Class A	2,794,897	3,412,536

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sichuan Road & Bridge Co. Ltd., Class A	712,400	$1,411,712

		61,084,556

Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	744,191	4,764,108
Anhui Conch Cement Co. Ltd., Class H	3,288,000	17,645,135
China Jushi Co. Ltd., Class A	822,005	2,231,635
China National Building Material Co. Ltd., Class H	10,960,000	14,059,797
China Resources Cement Holdings Ltd.	6,576,000	5,627,016

		44,327,691

Consumer Finance — 0.2%
360 DigiTech Inc., ADR	235,092	4,407,975
Lufax Holding Ltd., ADR(a)	1,409,072	9,116,696

		13,524,671

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,041,203	934,591

Diversified Consumer Services — 0.2%
China Education Group Holdings Ltd.	2,192,000	1,877,942
New Oriental Education & Technology Group Inc., ADR(a)(b)	4,228,368	6,384,835
TAL Education Group, ADR(a)	1,145,320	3,252,709

		11,515,486

Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,137,282	1,319,990
Far East Horizon Ltd.	4,816,000	4,104,440

		5,424,430

Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	108,514,000	12,647,687

Electrical Equipment — 1.3%
Contemporary Amperex Technology Co. Ltd., Class A	388,571	33,284,719
Dongfang Electric Corp. Ltd., Class A	438,400	1,136,314
Eve Energy Co. Ltd., Class A	337,236	4,839,593
Fangda Carbon New Material Co. Ltd., Class A	876,847	1,437,679
Ginlong Technologies Co. Ltd., Class A	54,800	2,212,679
Gotion High-tech Co. Ltd., Class A(a)	311,900	2,140,252
Hongfa Technology Co. Ltd., Class A	164,400	1,643,018
Jiangsu Zhongtian Technology Co. Ltd., Class A	438,400	1,303,015
Ming Yang Smart Energy Group Ltd., Class A	328,800	1,352,034
NARI Technology Co. Ltd., Class A	931,677	5,258,569
Ningbo Ronbay New Energy Technology Co. Ltd.	54,700	1,277,268
Shanghai Electric Group Co. Ltd., Class A	1,150,800	805,409
Sungrow Power Supply Co. Ltd., Class A	242,600	4,697,706
Sunwoda Electronic Co. Ltd., Class A	328,808	1,928,726
Suzhou Maxwell Technologies Co. Ltd., Class A	16,620	1,451,060
TBEA Co. Ltd., Class A	712,457	2,295,758
Titan Wind Energy Suzhou Co. Ltd., Class A	274,000	905,562
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	636,720	1,519,818
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,006,920	3,283,683
Zhejiang Chint Electrics Co. Ltd., Class A	383,668	3,057,963
Zhuzhou CRRC Times Electric Co. Ltd.	1,479,600	7,712,446

		83,543,271

Electronic Equipment, Instruments & Components — 1.8%
AAC Technologies Holdings Inc.(b)	1,918,000	5,244,196
Avary Holding Shenzhen Co. Ltd., Class A	261,800	1,442,712
BOE Technology Group Co. Ltd., Class A	6,192,400	4,621,635
Chaozhou Three-Circle Group Co. Ltd., Class A	382,977	2,121,019

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
China Zhenhua Group Science & Technology Co. Ltd., Class A	54,800	$1,021,405
Foxconn Industrial Internet Co. Ltd., Class A	1,479,686	2,622,519
GoerTek Inc., Class A	548,000	3,836,796
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	109,619	1,492,927
Kingboard Holdings Ltd.	1,918,000	8,972,688
Kingboard Laminates Holdings Ltd.	2,740,000	4,565,790
Lens Technology Co. Ltd., Class A	876,888	2,028,556
Lingyi iTech Guangdong Co., Class A(a)	1,479,600	1,412,133
Luxshare Precision Industry Co. Ltd., Class A	1,150,824	7,981,061
Maxscend Microelectronics Co. Ltd., Class A	55,520	2,385,854
Raytron Technology Co. Ltd., Class A	70,314	709,567
Shengyi Technology Co. Ltd., Class A	493,200	1,525,147
Shennan Circuits Co. Ltd., Class A	72,424	1,350,085
Shenzhen Kaifa Technology Co. Ltd., Class A	313,104	678,395
Sunny Optical Technology Group Co. Ltd.	1,918,000	45,962,857
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	219,200	774,667
Tianma Microelectronics Co. Ltd., Class A	657,636	1,222,051
Unisplendour Corp. Ltd., Class A	485,127	1,691,112
Universal Scientific Industrial Shanghai Co. Ltd., Class A	306,200	682,553
Westone Information Industry Inc., Class A	109,600	802,364
Wingtech Technology Co. Ltd., Class A	219,200	4,084,969
Wuhan Guide Infrared Co. Ltd., Class A	449,264	1,597,820
Wuhu Token Science Co. Ltd., Class A	383,600	589,291
WUS Printed Circuit Kunshan Co. Ltd., Class A	602,818	1,611,727
Zhejiang Dahua Technology Co. Ltd., Class A	657,600	1,958,177

		114,990,073

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	5,480,000	6,247,181
Offshore Oil Engineering Co. Ltd., Class A	856,198	670,444
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	164,492	1,178,455

		8,096,080

Entertainment — 2.4%
Alibaba Pictures Group Ltd.(a)(b)	38,360,000	3,835,205
Beijing Enlight Media Co. Ltd., Class A	582,100	872,170
Bilibili Inc., ADR(a)(b)	443,880	14,031,047
Giant Network Group Co. Ltd., Class A	767,271	1,164,725
iQIYI Inc., ADR(a)(b)	770,488	3,189,820
Kingsoft Corp. Ltd.	2,630,400	9,837,189
Kunlun Tech Co. Ltd., Class A	274,061	767,913
Mango Excellent Media Co. Ltd., Class A	328,880	1,792,055
NetEase Inc.	5,485,560	106,100,043
Perfect World Co. Ltd., Class A	404,000	848,423
Tencent Music Entertainment Group, ADR(a)	1,799,632	9,700,016
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A	438,400	1,455,899
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,534,498	1,591,036

		155,185,541

Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	164,436	929,637
Sun Art Retail Group Ltd.	5,480,000	1,977,086
Yifeng Pharmacy Chain Co. Ltd., Class A	174,398	1,370,798
Yonghui Superstores Co. Ltd., Class A	2,411,234	1,396,494

		5,674,015

Food Products — 2.4%
Angel Yeast Co. Ltd., Class A	164,424	1,304,155

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Anjoy Foods Group Co Ltd., Class A	55,400	$1,086,763
Beijing Dabeinong Technology Group Co. Ltd., Class A	876,800	1,153,395
China Feihe Ltd.(c)	9,317,000	11,117,599
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	2
China Mengniu Dairy Co. Ltd.	8,533,000	55,485,129
Chongqing Fuling Zhacai Group Co. Ltd., Class A	164,423	917,780
Dali Foods Group Co. Ltd.(c)	6,302,000	3,319,151
Foshan Haitian Flavouring & Food Co. Ltd., Class A	548,014	8,636,851
Guangdong Haid Group Co. Ltd., Class A	308,097	3,225,302
Henan Shuanghui Investment & Development Co. Ltd., Class A	555,708	2,543,144
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	986,423	6,187,244
Jiangxi Zhengbang Technology Co. Ltd., Class A	712,400	780,020
Juewei Food Co. Ltd., Class A	109,600	920,622
Muyuan Foods Co. Ltd., Class A	876,816	7,978,279
New Hope Liuhe Co. Ltd., Class A(a)	822,099	2,011,126
Tingyi Cayman Islands Holding Corp.	5,480,000	12,123,963
Tongwei Co. Ltd., Class A	767,299	5,262,316
Uni-President China Holdings Ltd.	4,384,000	4,558,810
Want Want China Holdings Ltd.(b)	12,605,000	13,418,344
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,370,016	4,236,653
Yihai International Holding Ltd.(b)	1,293,000	5,410,038
Yihai Kerry Arawana Holdings Co. Ltd., Class A	216,992	1,845,979

		153,522,665

Gas Utilities — 1.1%
Beijing Enterprises Holdings Ltd.	1,370,000	4,683,348
China Gas Holdings Ltd.	8,220,000	12,990,659
China Resources Gas Group Ltd.	2,604,000	11,960,144
ENN Energy Holdings Ltd.	2,137,200	30,951,770
Kunlun Energy Co. Ltd.	10,960,000	10,781,169

		71,367,090

Health Care Equipment & Supplies — 0.5%
Autobio Diagnostics Co. Ltd., Class A	109,656	900,434
Intco Medical Technology Co. Ltd., Class A	78,200	634,211
Jafron Biomedical Co. Ltd., Class A	164,420	1,196,812
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	238,300	1,108,219
Lepu Medical Technology Beijing Co. Ltd., Class A	328,800	1,122,984
Microport Scientific Corp.	1,753,600	4,877,781
Ovctek China Inc., Class A	144,640	944,069
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,758,400	9,331,950
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	219,295	11,403,514
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	548,000	1,523,563

		33,043,537

Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	876,874	5,070,188
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	88,994	1,186,249
Huadong Medicine Co. Ltd., Class A	328,880	1,984,163
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	876,800	4,786,823
Jinxin Fertility Group Ltd.(a)(c)	3,655,000	4,273,724
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	767,281	874,733
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	383,597	1,139,324
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,137,200	3,857,782
Sinopharm Group Co. Ltd., Class H	3,726,400	9,033,476

Security	Shares	Value

Health Care Providers & Services (continued)
Topchoice Medical Corp., Class A(a)	54,800	$1,405,986

		33,612,448

Health Care Technology — 0.0%
Winning Health Technology Group Co. Ltd., Class A	480,156	872,819

Hotels, Restaurants & Leisure — 2.1%
Haidilao International Holding Ltd.(b)(c)	2,740,000	6,309,339
Huazhu Group Ltd., ADR(a)	487,720	20,172,099
Jiumaojiu International Holdings Ltd.(b)(c)	2,192,000	4,924,330
Shanghai Jinjiang International Hotels Co. Ltd., Class A	109,600	980,461
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,589,238	1,738,626
Songcheng Performance Development Co. Ltd., Class A	548,077	1,344,857
Tongcheng Travel Holdings Ltd.(a)	2,849,600	5,307,233
Trip.com Group Ltd., ADR(a)	1,378,220	35,585,640
Yum China Holdings Inc.	1,138,744	59,237,463

		135,600,048

Household Durables — 0.6%
Beijing Roborock Technology Co. Ltd., Class A	8,720	875,065
Ecovacs Robotics Co. Ltd., Class A	110,000	2,359,058
Gree Electric Appliances Inc. of Zhuhai, Class A	437,600	2,547,263
Haier Smart Home Co. Ltd., Class A	1,150,846	4,665,570
Haier Smart Home Co. Ltd., Class H	5,918,400	20,738,544
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	164,400	523,216
Jason Furniture Hangzhou Co. Ltd., Class A	164,400	1,840,288
Oppein Home Group Inc., Class A	109,620	2,198,355
TCL Technology Group Corp., Class A	2,575,600	2,276,305
Zhejiang Supor Co. Ltd., Class A	164,496	1,320,973

		39,344,637

Household Products — 0.0%
Vinda International Holdings Ltd.(b)	1,096,000	3,120,569

Independent Power and Renewable Electricity Producers — 1.3%
CECEP Solar Energy Co. Ltd., Class A	493,200	787,961
CECEP Wind Power Corp, Class A	822,000	738,111
CGN Power Co. Ltd., Class H(c)	26,305,000	7,457,757
China Longyuan Power Group Corp. Ltd., Class H	9,016,000	18,605,325
China National Nuclear Power Co. Ltd., Class A	3,014,076	3,545,605
China Power International Development Ltd.	14,579,000	8,263,919
China Resources Power Holdings Co. Ltd.	5,480,000	12,239,963
China Three Gorges Renewables Group Co. Ltd.	4,540,100	5,124,574
China Yangtze Power Co. Ltd., Class A	3,836,041	14,113,228
Huaneng Power International Inc., Class A	1,150,800	1,610,834
Huaneng Power International Inc., Class H	9,864,000	5,790,322
SDIC Power Holdings Co. Ltd., Class A	1,260,496	1,999,457
Shenzhen Energy Group Co. Ltd., Class A	712,480	818,270
Sichuan Chuantou Energy Co. Ltd., Class A	858,562	1,638,036

		82,733,362

Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A	438,400	961,421
CITIC Ltd.	15,892,000	18,544,760
Fosun International Ltd.	6,850,000	7,432,274

		26,938,455

Insurance — 3.9%
China Life Insurance Co. Ltd., Class A	548,005	2,502,583
China Life Insurance Co. Ltd., Class H	19,728,000	32,681,992
China Pacific Insurance Group Co. Ltd., Class A	1,150,847	4,840,050
China Pacific Insurance Group Co. Ltd., Class H	7,014,600	19,532,692

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
China Taiping Insurance Holdings Co. Ltd.	4,384,124	$5,189,082
New China Life Insurance Co. Ltd., Class A	420,324	2,543,182
New China Life Insurance Co. Ltd., Class H	2,137,200	6,116,395
People’s Insurance Co. Group of China Ltd. (The), Class H	23,016,000	7,401,612
PICC Property & Casualty Co. Ltd., Class H	18,632,462	19,668,172
Ping An Insurance Group Co. of China Ltd., Class A	1,753,643	14,136,304
Ping An Insurance Group Co. of China Ltd., Class H	16,988,000	131,719,216
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,370,000	4,509,265

		250,840,545

Interactive Media & Services — 15.4%
Autohome Inc., ADR	207,144	6,336,536
Baidu Inc., ADR(a)	749,664	114,278,780
Hello Group Inc., ADR	417,576	3,979,499
JOYY Inc., ADR	150,700	6,975,903
Kanzhun Ltd.(a)(b)	175,869	5,680,569
Kuaishou Technology(a)(c)	1,260,400	14,585,868
Tencent Holdings Ltd.	15,453,800	833,907,314
Weibo Corp., ADR(a)(b)	173,168	4,749,998

		990,494,467

Internet & Direct Marketing Retail — 16.6%
Alibaba Group Holding Ltd.(a)	40,662,268	535,272,963
Alibaba Health Information Technology Ltd.(a)(b)	10,960,000	7,674,539
China Ruyi Holdings Ltd.(a)(b)	8,768,000	2,609,566
Dada Nexus Ltd., ADR(a)	163,852	1,361,610
JD Health International Inc.(a)(b)(c)	959,000	7,157,698
JDcom Inc, Class A(a)	5,393,405	192,649,307
Meituan, Class B(a)(c)	10,960,200	243,482,568
Pinduoduo Inc., ADR(a)(b)	1,183,132	61,357,225
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,260,400	3,905,870
Vipshop Holdings Ltd., ADR(a)	1,205,052	10,447,801

		1,065,919,147

IT Services — 0.4%
Beijing Sinnet Technology Co. Ltd., Class A	548,096	1,305,501
China TransInfo Technology Co. Ltd., Class A	548,047	1,210,807
Chinasoft International Ltd.	6,576,000	5,999,947
Chindata Group Holdings Ltd., ADR(a)(b)	248,792	1,365,868
DHC Software Co. Ltd., Class A	986,428	1,293,271
GDS Holdings Ltd., ADR(a)(b)	240,572	10,710,265
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	153,440	1,034,186
TravelSky Technology Ltd., Class H	2,192,000	4,128,969

		27,048,814

Life Sciences Tools & Services — 1.9%
Genscript Biotech Corp.(a)	3,000,000	11,895,054
Hangzhou Tigermed Consulting Co. Ltd., Class A	54,837	889,648
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	348,700	3,923,241
Pharmaron Beijing Co. Ltd., Class A	110,100	2,113,004
Pharmaron Beijing Co. Ltd., Class H(c)	383,600	4,650,784
WuXi AppTec Co. Ltd., Class A	456,164	7,550,553
WuXi AppTec Co. Ltd., Class H(c)	876,881	12,481,921
Wuxi Biologics Cayman Inc., New(a)(c)	9,561,500	79,087,151

		122,591,356

Machinery — 0.9%
China CSSC Holdings Ltd., Class A	876,800	3,048,228
CRRC Corp. Ltd., Class A	3,881,800	3,568,147
CRRC Corp. Ltd., Class H	9,378,000	4,167,902
Haitian International Holdings Ltd.	1,644,000	4,380,108
Hefei Meiya Optoelectronic Technology Inc., Class A	151,423	868,969

Security	Shares	Value

Machinery (continued)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	237,004	$2,526,226
North Industries Group Red Arrow Co. Ltd., Class A(a)	219,200	783,898
Sany Heavy Equipment International Holdings Co. Ltd.	3,288,000	3,409,645
Sany Heavy Industry Co. Ltd., Class A	1,415,593	4,423,481
Shenzhen Inovance Technology Co. Ltd., Class A	438,430	4,462,261
Sinotruk Hong Kong Ltd.	1,918,000	2,862,935
Weichai Power Co. Ltd., Class A	1,041,268	2,519,425
Weichai Power Co. Ltd., Class H	5,480,000	9,272,867
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	173,396	1,869,202
Wuxi Shangji Automation Co. Ltd., Class A	55,400	1,398,689
XCMG Construction Machinery Co. Ltd., Class A	1,707,599	1,501,322
Zhejiang Dingli Machinery Co. Ltd., Class A	127,005	1,160,807
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	712,487	2,279,576
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,315,216	1,473,328
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,616,800	2,405,908

		58,382,924

Marine — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	2,077,670	5,833,633
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	9,042,100	18,276,116

		24,109,749

Media — 0.1%
China Literature Ltd.(a)(c)	1,096,000	5,948,154
Focus Media Information Technology Co. Ltd., Class A	2,575,638	3,133,700

		9,081,854

Metals & Mining — 1.9%
Aluminum Corp. of China Ltd., Class A(a)	2,192,000	2,268,022
Aluminum Corp. of China Ltd., Class H(a)	10,960,000	7,746,789
Baoshan Iron & Steel Co. Ltd., Class A	3,943,493	4,519,892
Chengtun Mining Group Co. Ltd., Class A	493,200	862,315
China Hongqiao Group Ltd.	6,302,000	8,822,852
China Minmetals Rare Earth Co. Ltd., Class A	159,650	957,775
China Molybdenum Co. Ltd., Class A	3,452,400	3,311,869
China Molybdenum Co. Ltd., Class H	8,220,000	4,947,640
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	602,800	4,741,590
Ganfeng Lithium Co. Ltd., Class A	186,144	4,526,106
Ganfeng Lithium Co. Ltd., Class H(c)	698,600	11,856,774
GEM Co. Ltd., Class A	986,400	1,506,916
Hunan Valin Steel Co. Ltd., Class A	1,192,700	1,103,762
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	8,055,692	3,438,364
Jiangxi Copper Co. Ltd., Class A	272,800	967,029
Jiangxi Copper Co. Ltd., Class H	3,288,000	5,918,401
MMG Ltd.(a)	8,768,000	3,176,029
Shandong Gold Mining Co. Ltd., Class A	493,291	1,610,205
Shandong Gold Mining Co. Ltd., Class H(b)(c)	1,735,500	3,258,916
Shandong Nanshan Aluminum Co. Ltd., Class A	2,396,100	1,858,409
Shanxi Meijin Energy Co. Ltd., Class A(a)	822,000	1,878,941
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,260,400	1,463,984
Shenghe Resources Holding Co. Ltd., Class A	274,000	856,432
Tianshan Aluminum Group Co. Ltd., Class A	767,200	1,164,853
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,123,600	1,979,938
Western Superconducting Technologies Co. Ltd., Class A	66,456	910,810
YongXing Special Materials Technology Co. Ltd., Class A	54,800	1,299,402
Yunnan Aluminium Co. Ltd., Class A(a)	591,000	1,360,740
Yunnan Tin Co. Ltd., Class A(a)	328,800	1,312,157

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	198,528	$3,926,353
Zijin Mining Group Co. Ltd., Class A	3,726,400	6,668,982
Zijin Mining Group Co. Ltd., Class H	15,344,000	22,773,279

		122,995,526

Oil, Gas & Consumable Fuels — 1.9%
China Coal Energy Co. Ltd., Class H	5,480,000	3,415,870
China Petroleum & Chemical Corp., Class A	5,315,888	3,671,708
China Petroleum & Chemical Corp., Class H	62,477,000	31,081,480
China Shenhua Energy Co. Ltd., Class A	986,405	3,949,298
China Shenhua Energy Co. Ltd., Class H	9,316,000	25,674,750
China Suntien Green Energy Corp. Ltd., Class H	4,384,000	2,920,315
PetroChina Co. Ltd., Class A	3,497,991	3,224,990
PetroChina Co. Ltd., Class H	56,992,000	30,526,375
Shaanxi Coal Industry Co. Ltd., Class A	1,918,088	4,333,456
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	602,800	1,328,359
Yankuang Energy Group Co Ltd, Class H	4,384,000	10,748,783
Yankuang Energy Group Co. Ltd., Class A	328,803	1,650,053

		122,525,437

Paper & Forest Products — 0.1%
Chengxin Lithium Group Co Ltd., Class A, NVS(a)	109,600	1,027,418
Lee & Man Paper Manufacturing Ltd.	3,836,000	2,465,992
Nine Dragons Paper Holdings Ltd.	4,384,000	4,199,726

		7,693,136

Personal Products — 0.2%
By-Health Co Ltd, Class A	328,800	1,294,552
Hengan International Group Co. Ltd.	1,644,000	8,718,580
Shanghai Jahwa United Co. Ltd., Class A	101,581	624,708

		10,637,840

Pharmaceuticals — 1.8%
Apeloa Pharmaceutical Co. Ltd., Class A	109,600	492,062
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	2,010,083
Betta Pharmaceuticals Co. Ltd., Class A	88,998	852,920
CanSino Biologics Inc., Class H(a)(b)(c)	219,200	3,961,680
Changchun High & New Technology Industry Group Inc., Class A	64,696	1,877,279
China Medical System Holdings Ltd.	3,836,000	6,830,586
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	328,894	1,864,503
China Traditional Chinese Medicine Holdings Co. Ltd.	7,672,000	4,373,498
CSPC Pharmaceutical Group Ltd.	24,112,400	28,581,939
Dong-E-E-Jiao Co. Ltd., Class A	164,788	991,948
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	438,495	2,067,940
Hansoh Pharmaceutical Group Co. Ltd.(c)	3,288,000	7,018,873
Humanwell Healthcare Group Co. Ltd., Class A	219,500	650,073
Hutchmed China Ltd, ADR(a)(b)	213,772	5,825,287
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,041,288	6,631,415
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	474,962	924,064
Kangmei Pharmaceutical Co. Ltd., Class A(a)	162,415	74,446
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	204,104	1,125,726
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	328,884	2,217,504
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,370,000	5,493,027
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	218,529	867,503

Security	Shares	Value

Pharmaceuticals (continued)
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	300,560	$1,146,703
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	328,865	906,352
Sino Biopharmaceutical Ltd.	26,306,000	16,792,823
Yunnan Baiyao Group Co. Ltd., Class A	219,173	3,131,390
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	109,709	6,315,821
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	274,046	1,004,766
Zhejiang NHU Co. Ltd., Class A	548,093	2,954,076
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	92,706	671,435

		117,655,722

Professional Services — 0.1%
51job Inc., ADR(a)	82,748	4,286,346

Real Estate Management & Development — 4.5%
Agile Group Holdings Ltd.(b)	3,288,000	1,498,086
A-Living Smart City Services Co. Ltd., Class A(c)	1,507,000	2,701,328
China Evergrande Group	5,220,000	1,068,373
China Jinmao Holdings Group Ltd.	15,258,000	5,073,948
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,589,233	3,409,022
China Overseas Land & Investment Ltd.	10,412,000	31,789,572
China Overseas Property Holdings Ltd.	3,450,000	3,745,782
China Resources Land Ltd.	8,928,665	43,431,684
China Resources Mixc Lifestyle Services Ltd.(c)	1,534,400	7,892,434
China Vanke Co. Ltd., Class A	1,644,009	5,003,854
China Vanke Co. Ltd., Class H	4,493,631	10,673,190
CIFI Ever Sunshine Services Group Ltd.	1,666,000	3,029,733
CIFI Holdings Group Co. Ltd.	9,142,400	6,369,613
Country Garden Holdings Co. Ltd.(b)	20,824,727	16,179,389
Country Garden Services Holdings Co. Ltd.	5,417,000	32,404,264
Gemdale Corp., Class A	932,697	1,876,675
Greenland Holdings Corp. Ltd., Class A	1,777,856	1,218,699
Greentown China Holdings Ltd.	2,466,000	3,704,136
Greentown Service Group Co. Ltd.	4,384,000	4,403,828
Guangzhou R&F Properties Co. Ltd., Class H(b)	4,822,400	2,052,896
Hopson Development Holdings Ltd.	1,972,800	4,061,114
Jinke Properties Group Co. Ltd., Class A	1,152,081	820,726
Jinmao Property Services Co. Ltd.	229,244	58,260
KE Holdings Inc., ADR(a)(b)	980,920	19,039,657
KWG Group Holdings Ltd.	3,562,000	1,667,812
Logan Group Co. Ltd.	3,836,000	1,276,278
Longfor Group Holdings Ltd.(c)	4,932,000	26,373,985
Poly Developments and Holdings Group Co. Ltd., Class A	1,972,875	4,940,967
Powerlong Real Estate Holdings Ltd.	3,836,000	1,838,672
RiseSun Real Estate Development Co. Ltd., Class A	1,698,830	1,061,091
Seazen Group Ltd.(b)	5,480,000	2,891,557
Seazen Holdings Co. Ltd., Class A	383,664	1,835,083
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,666,978	3,267,277
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	548,009	1,205,902
Shimao Group Holdings Ltd.(b)	3,014,000	1,808,695
Shimao Services Holdings Ltd.(c)	1,644,000	1,201,469
Sunac China Holdings Ltd.	8,311,000	6,793,405
Sunac Services Holdings Ltd.(a)(c)	2,192,000	1,873,429
Wharf Holdings Ltd. (The)(b)	3,836,000	13,878,612
Yuexiu Property Co. Ltd.	4,384,600	4,385,787

		287,806,284

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,734,251	$5,517,153
Daqin Railway Co. Ltd., Class A	2,352,100	2,535,746
DiDi Global Inc., ADR(a)	779,340	3,195,294

		11,248,193

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	109,788	2,239,877
China Resources Microelectronics Ltd.	164,100	1,524,149
Daqo New Energy Corp., ADR(a)	159,468	7,648,085
Flat Glass Group Co. Ltd., Class A	219,200	1,716,114
Flat Glass Group Co. Ltd., Class H	1,096,000	4,532,150
GCL System Integration Technology Co. Ltd., Class A(a)	1,205,645	702,925
Gigadevice Semiconductor Beijing Inc., Class A	119,687	2,930,683
Hangzhou First Applied Material Co. Ltd., Class A	164,800	3,127,507
Hangzhou Silan Microelectronics Co. Ltd., Class A	219,200	2,003,656
Hua Hong Semiconductor Ltd.(a)(c)	1,377,000	7,173,852
Ingenic Semiconductor Co. Ltd., Class A	110,000	1,951,653
JA Solar Technology Co. Ltd., Class A	274,050	4,151,925
JCET Group Co. Ltd., Class A	328,900	1,469,317
LONGi Green Energy Technology Co. Ltd., Class A	876,825	10,914,279
Montage Technology Co. Ltd., Class A	109,600	1,347,271
National Silicon Industry Group Co. Ltd., Class A(a)	301,029	1,169,972
NAURA Technology Group Co. Ltd., Class A	77,200	3,742,341
SG Micro Corp., Class A	43,400	2,402,040
Shenzhen SC New Energy Technology Corp., Class A	54,800	768,641
StarPower Semiconductor Ltd., Class A	22,000	1,268,717
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	493,298	3,776,867
Tianshui Huatian Technology Co. Ltd., Class A	602,829	1,148,935
TongFu Microelectronics Co. Ltd., Class A	313,296	906,369
Trina Solar Co. Ltd.	273,500	3,346,444
Unigroup Guoxin Microelectronics Co. Ltd., Class A	91,200	3,202,803
Will Semiconductor Co. Ltd. Shanghai, Class A	138,100	5,419,434
Xinyi Solar Holdings Ltd.	13,152,000	23,888,843
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	219,093	2,270,753

		106,745,602

Software — 0.8%
360 Security Technology Inc., Class A(a)	1,315,200	2,189,201
Beijing E-Hualu Information Technology Co. Ltd., Class A	180,520	804,750
Beijing Kingsoft Office Software Inc., Class A	51,052	1,732,023
Beijing Shiji Information Technology Co. Ltd., Class A	228,204	866,894
Hundsun Technologies Inc., Class A	261,468	2,173,018
Iflytek Co. Ltd., Class A	366,462	2,863,634
Kingdee International Software Group Co. Ltd.(a)	7,124,000	17,607,976
Ming Yuan Cloud Group Holdings Ltd.	1,644,000	3,244,734
NavInfo Co. Ltd., Class A(a)	657,618	1,790,496
Sangfor Technologies Inc., Class A	66,200	1,535,458
Shanghai Baosight Software Co. Ltd., Class A	204,180	1,746,579
Shanghai Baosight Software Co. Ltd., Class B	704,350	3,041,774
Thunder Software Technology Co. Ltd., Class A	109,600	2,441,629
Weimob Inc.(a)(b)(c)	4,932,000	3,261,797
Yonyou Network Technology Co. Ltd., Class A	602,812	3,008,280

		48,308,243

Specialty Retail — 0.6%
China Meidong Auto Holdings Ltd.	1,470,000	6,921,477
China Tourism Group Duty Free Corp. Ltd., Class A	328,889	10,622,750
GOME Retail Holdings Ltd.(a)(b)	33,976,000	2,528,352

Security	Shares	Value

Specialty Retail (continued)
Suningcom Co Ltd, Class A(a)	2,356,471	$1,344,256
Topsports International Holdings Ltd.(c)	4,384,000	4,557,289
Zhongsheng Group Holdings Ltd.	1,644,000	11,479,925

		37,454,049

Technology Hardware, Storage & Peripherals — 1.6%
China Greatwall Technology Group Co. Ltd., Class A	548,000	1,159,288
Inspur Electronic Information Industry Co. Ltd., Class A	288,280	1,507,433
Lenovo Group Ltd.(b)	19,728,000	21,968,488
Ninestar Corp., Class A	218,426	1,738,140
Shenzhen Transsion Holding Co. Ltd., Class A	89,551	1,919,801
Xiaomi Corp., Class B(a)(c)	38,579,400	72,614,803

		100,907,953

Textiles, Apparel & Luxury Goods — 2.4%
ANTA Sports Products Ltd.(b)	2,998,200	45,792,113
Bosideng International Holdings Ltd.(b)	8,768,000	4,988,704
Li Ning Co. Ltd.	6,149,500	61,422,124
Shenzhou International Group Holdings Ltd.	2,246,800	37,738,618
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	109,600	1,564,677

		151,506,236

Tobacco — 0.4%
RLX Technology Inc., ADR(a)(b)	1,571,318	4,839,659
Smoore International Holdings Ltd.(c)	4,932,000	18,307,855

		23,147,514

Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	109,600	2,056,245
BOC Aviation Ltd.(c)	602,800	5,240,140
COSCO SHIPPING Development Co. Ltd., Class A	1,041,200	551,939

		7,848,324

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H(a)	5,480,000	3,509,992
China Merchants Port Holdings Co. Ltd.	4,384,000	8,265,578
COSCO SHIPPING Ports Ltd.	4,386,000	3,614,387
Jiangsu Expressway Co. Ltd., Class H	3,288,000	3,517,970
Shanghai International Airport Co. Ltd., Class A(a)	219,499	1,826,130
Shanghai International Port Group Co. Ltd., Class A	2,411,277	2,182,722
Shenzhen International Holdings Ltd.	3,288,000	3,387,894
Zhejiang Expressway Co. Ltd., Class H	3,288,000	2,966,129

		29,270,802

Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.(b)	12,056,000	4,763,131
Guangdong Investment Ltd.	7,672,000	10,324,169

		15,087,300

Wireless Telecommunication Services — 0.0%
China United Network Communications Ltd., Class A	4,454,400	2,698,738

Total Common Stocks — 99.9% (Cost: $6,415,611,106)		6,415,681,544

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	124,927,481	$124,952,466

Total Short-Term Investments — 1.9% (Cost: $124,885,384)		124,952,466

Total Investments in Securities — 101.8% (Cost: $6,540,496,490)		6,540,634,010

Other Assets, Less Liabilities — (1.8)%		(118,761,438)

Net Assets — 100.0%		$6,421,872,572

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,079,490	$—	$(23,079,797	)(a)	$(7,381)	$(39,846)	$124,952,466	124,927,481	$909,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,820,000	—	(6,820,000	)(a)	—	—	—	—	211		—

					$(7,381)	$(39,846)	$124,952,466		$909,863		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	73	03/18/22	$2,102	$(146,211)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$146,211

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,405,752)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,488,876

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,740,348

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$780,344,949	$5,635,336,593	$2	$6,415,681,544
Money Market Funds	124,952,466	—	—	124,952,466

	$905,297,415	$5,635,336,593	$2	$6,540,634,010

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(146,211)	$—	$(146,211)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
EHang Holdings Ltd., ADR(a)(b)	16,275	$241,847

Air Freight & Logistics — 0.1%
BEST Inc., ADR(a)(b)	140,554	98,402

Auto Components — 2.2%
Huazhong In-Vehicle Holdings Co. Ltd.	372,000	142,334
Nexteer Automotive Group Ltd.	620,000	620,979
Prinx Chengshan Holdings Ltd.	108,500	101,355
Tianneng Power International Ltd.(b)	498,000	456,859
Wuling Motors Holdings Ltd.(b)	930,000	140,162

		1,461,689

Automobiles — 0.6%
Niu Technologies, ADR(a)	21,762	270,719
Qingling Motors Co. Ltd., Class H	558,000	107,890

		378,609

Beverages — 0.4%
China Foods Ltd.	620,000	267,211
China Huiyuan Juice Group Ltd.(a)(c)	81,000	—

		267,211

Biotechnology — 3.2%
Alphamab Oncology(a)(b)(d)	285,000	338,711
Ascentage Pharma Group International(a)(b)(d)	105,400	247,378
Beyondspring Inc.(a)(b)	15,252	36,757
Burning Rock Biotech Ltd., ADR(a)(b)	31,372	264,466
CStone Pharmaceuticals(a)(d)	341,000	282,680
Essex Bio-Technology Ltd.	217,000	131,609
Everest Medicines Ltd.(a)(b)(d)	114,500	353,744
Genetron Holdings Ltd., ADR(a)	12,369	41,436
Genor Biopharma Holdings Ltd.(a)(d)	108,500	76,068
Immunotech Biopharm Ltd.(a)(b)	67,000	57,272
JW Cayman Therapeutics Co. Ltd.(a)(b)(d)	124,000	157,530
Shanghai Henlius Biotech Inc.(a)(b)(d)	58,900	171,799
Untrade Cteg(c)	600,000	9,472

		2,168,922

Building Products — 0.5%
Luoyang Glass Co. Ltd., Class H, NVS(a)	186,000	321,991

Capital Markets — 2.1%
China Everbright Ltd.	650,000	715,841
China Renaissance Holdings Ltd.(a)(d)	117,800	175,763
Glory Sun Financial Group Ltd.(a)	7,936,000	176,703
Up Fintech Holding Ltd., ADR(a)(b)	70,649	318,627

		1,386,934

Chemicals — 2.1%
China BlueChemical Ltd., Class H	1,302,000	389,859
China Longevity Group Co. Ltd.(a)(c)	96,000	—
China Lumena New Materials Corp.(a)(b)(c)	21,700	—
China XLX Fertiliser Ltd.	310,000	239,221
Fufeng Group Ltd.(a)	1,085,600	406,476
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	288,393	184,629
Sinofert Holdings Ltd.	1,488,000	213,590

		1,433,775

Commercial Services & Supplies — 0.5%
Binjiang Service Group Co. Ltd.	62,000	184,628
Dynagreen Environmental Protection Group Co. Ltd., Class H	279,000	137,078

		321,706

Security	Shares	Value

Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	217,000	$101,122

Construction & Engineering — 1.6%
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)(d)	83,700	117,724
Greentown Management Holdings Co. Ltd.(d)	341,000	278,053
ReneSola Ltd., ADR(a)(b)	27,497	165,257
Sinopec Engineering Group Co. Ltd., Class H	1,054,000	504,218

		1,065,252

Construction Materials — 0.7%
Asia Cement China Holdings Corp.	341,000	213,170
MH Development Ltd.(a)(c)	112,000	7,154
West China Cement Ltd.	1,550,000	266,094

		486,418

Consumer Finance — 2.2%
Differ Group Holding Co. Ltd.(a)(b)	2,108,000	650,843
FinVolution Group, ADR	77,190	314,163
LexinFintech Holdings Ltd., ADR(a)	72,168	256,197
Qudian Inc., ADR(a)(b)	129,456	106,542
Yixin Group Ltd.(a)(d)	930,000	139,556

		1,467,301

Containers & Packaging — 0.5%
CPMC Holdings Ltd.	279,000	154,293
Greatview Aseptic Packaging Co. Ltd.	589,000	209,533

		363,826

Distributors — 0.8%
China Tobacco International HK Co. Ltd.(b)	155,000	289,841
Xinhua Winshare Publishing and Media Co. Ltd., Class H	310,000	231,681

		521,522

Diversified Consumer Services — 4.4%
China East Education Holdings Ltd.(b)(d)	387,500	225,465
China Kepei Education Group Ltd.	298,000	89,397
China Maple Leaf Educational Systems Ltd.(a)(b)	1,054,000	55,584
China New Higher Education Group Ltd.(d)	620,000	227,768
China Yuhua Education Corp. Ltd.(d)	1,302,000	336,555
Edvantage Group Holdings Ltd.	238,000	97,943
Fu Shou Yuan International Group Ltd.	837,000	620,452
Gaotu Techedu Inc., ADR(a)(b)	93,682	163,943
Hope Education Group Co. Ltd.(d)	1,984,000	201,572
JH Educational Technology Inc.(a)	356,000	151,245
Koolearn Technology Holding Ltd.(a)(b)(d)	248,000	155,576
Minsheng Education Group Co. Ltd.(d)	744,000	80,329
Tianli Education International Holdings Ltd.(a)(c)	1,056,000	209,449
Wisdom Education International Holdings Co. Ltd.	558,000	30,654
Youdao Inc., ADR(a)(b)	26,536	314,717

		2,960,649

Diversified Financial Services — 0.8%
CSSC Hong Kong Shipping Co. Ltd.	868,000	124,751
Haitong UniTrust International Leasing Co. Ltd., Class H(d)	1,054,000	117,860
National Agricultural Holdings Ltd.(a)(b)(c)	108,900	139
SY Holdings Group Ltd.	325,500	302,399

		545,149

Electrical Equipment — 1.6%
China Fiber Optic Network System Group Ltd.(c)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(a)(b)	279,000	211,673
Hangzhou Steam Turbine Co. Ltd., Class B	198,423	377,823
Harbin Electric Co. Ltd., Class H	512,000	180,929

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Sun King Technology Group Ltd.	744,000	$303,380
Trony Solar Holdings Co. Ltd.(c)	216,000	—

		1,073,805

Electronic Equipment, Instruments & Components — 1.3%
Anxin-China Holdings Ltd.(a)(c)	672,000	1
FIH Mobile Ltd., NVS(a)(b)	2,294,000	338,420
Truly International Holdings Ltd.	1,302,000	451,779
Zepp Health Corp., ADR(a)	20,863	75,941

		866,141

Entertainment — 3.8%
Archosaur Games Inc.(d)	124,000	128,955
Cathay Media And Education Group Inc.(d)	310,000	70,713
CMGE Technology Group Ltd.(a)(b)	682,000	241,156
DouYu International Holdings Ltd., ADR(a)(b)	104,966	216,230
Fire Rock Holdings Ltd.	1,488,000	94,561
Huanxi Media Group Ltd.(a)(b)	1,240,000	232,962
HUYA Inc., ADR(a)	58,776	308,574
iDreamSky Technology Holdings Ltd.(a)(d)	384,400	277,890
IMAX China Holding Inc.(d)	86,800	121,071
NetDragon Websoft Holdings Ltd.	170,500	382,339
Untrade SMI Holdings(a)(c)	267,200	—
XD Inc.(a)	136,400	443,602

		2,518,053

Equity Real Estate Investment Trusts (REITs) — 1.0%
Yuexiu REIT	1,643,000	668,587

Food & Staples Retailing — 0.1%
111 Inc.(a)(b)	17,701	47,262

Food Products — 2.8%
China Modern Dairy Holdings Ltd.	2,263,000	418,206
China Youran Dairy Group Ltd.(a)(d)	558,000	303,633
COFCO Joycome Foods Ltd.(a)	1,674,000	730,308
Zhou Hei Ya International Holdings Co. Ltd.(a)(d)	604,500	403,871

		1,856,018

Gas Utilities — 1.2%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	3,264,000	25,190
Tian Lun Gas Holdings Ltd.	217,000	179,454
Towngas Smart Energy Co. Ltd.(a)	806,000	572,662

		777,306

Health Care Equipment & Supplies — 2.9%
AK Medical Holdings Ltd.(d)	372,000	256,210
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)(b)	62,100	85,335
China Isotope & Radiation Corp.(b)	39,600	116,551
Kangji Medical Holdings Ltd.	217,000	217,431
Lifetech Scientific Corp., NVS(a)	2,666,000	1,058,030
Peijia Medical Ltd.(a)(d)	124,000	195,173
Untrade Hosa International Ltd.(c)	220,000	—

		1,928,730

Health Care Providers & Services — 1.9%
China Resources Medical Holdings Co. Ltd.	604,500	340,775
Genertec Universal Medical Group Co. Ltd.(d)	682,000	482,020
IVD Medical Holding Ltd.	589,000	250,105
New Horizon Health Ltd.(a)(d)	62,000	232,624

		1,305,524

Hotels, Restaurants & Leisure — 1.9%
China Travel International Investment Hong Kong Ltd.(a)(b)	1,612,000	316,630
Haichang Ocean Park Holdings Ltd.(a)(d)	868,000	320,343

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Huangshan Tourism Development Co. Ltd., Class B(a)	151,900	$113,773
Shanghai Jin Jiang Capital Co. Ltd., Class H	930,000	353,454
Xiabuxiabu Catering Management China Holdings Co. Ltd.(d)	310,000	195,069

		1,299,269

Household Durables — 1.9%
Konka Group Co. Ltd., Class B	390,600	107,881
Q Technology Group Co. Ltd.	310,000	292,758
Skyworth Group Ltd.(a)(b)	1,054,000	595,434
TCL Electronics Holdings Ltd.	620,000	290,648

		1,286,721

Independent Power and Renewable Electricity Producers — 3.8%
Beijing Energy International Holding Co. Ltd.(a)	4,836,000	161,342
Beijing Jingneng Clean Energy Co. Ltd., Class H	992,000	302,999
Canvest Environmental Protection Group Co. Ltd.	341,000	165,981
CGN New Energy Holdings Co. Ltd.(b)	930,000	618,949
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	1,612,000	610,863
China Everbright Greentech Ltd.(d)	434,000	143,459
Concord New Energy Group Ltd.	4,160,000	390,105
GCL New Energy Holdings Ltd.(a)	6,014,000	132,983

		2,526,681

Industrial Conglomerates — 0.7%
Shanghai Industrial Holdings Ltd.	310,000	471,272

Insurance — 0.3%
Fanhua Inc., ADR	29,016	193,827

Interactive Media & Services — 1.4%
Meitu Inc.(a)(d)	1,565,500	252,442
Sohu.com Ltd., ADR(a)(b)	21,204	388,881
Tongdao Liepin Group(a)	130,200	313,229

		954,552

Internet & Direct Marketing Retail — 1.5%
Baozun Inc., ADR(a)(b)	39,029	410,975
Cango Inc./KY, ADR(b)	27,094	91,849
Maoyan Entertainment(a)(b)(d)	285,200	311,690
Uxin Ltd., ADR(a)(b)	178,932	184,300

		998,814

IT Services — 2.1%
Digital China Holdings Ltd.	558,000	304,622
Hi Sun Technology China Ltd.(a)	1,302,000	165,148
Vnet Group Inc., ADR(a)	70,215	552,592
Yeahka Ltd.(a)(b)	148,800	411,305

		1,433,667

Life Sciences Tools & Services — 0.3%
Viva Biotech Holdings(b)(d)	480,500	184,964

Machinery — 2.8%
China Yuchai International Ltd.	10,106	125,011
CIMC Enric Holdings Ltd.	510,000	609,998
First Tractor Co. Ltd., Class H	310,000	149,305
Lonking Holdings Ltd.	1,395,000	371,803
Shanghai Highly Group Co. Ltd., Class B	192,284	96,112
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	151,900	198,630
Shanghai New Power Automotive Technology Co. Ltd., Class B	248,065	139,909

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	167,400	$175,754

		1,866,522

Media — 0.8%
iClick Interactive Asia Group Ltd., ADR(a)(b)	45,508	110,129
Joy Spreader Group Inc.(a)(b)	465,000	136,124
Mobvista Inc.(a)(b)(d)	372,000	299,319

		545,572

Metals & Mining — 3.7%
China Metal Recycling Holdings Ltd.(a)(c)	184,800	—
China Oriental Group Co. Ltd.	806,000	234,288
China Zhongwang Holdings Ltd.(a)(b)(c)	1,271,200	199,897
Jinchuan Group International Resources Co. Ltd.	2,263,000	404,350
Shougang Fushan Resources Group Ltd.	1,426,000	471,528
Tiangong International Co. Ltd.(b)	806,000	380,407
Untrade Real Gold Mining(c)	126,000	—
Youyuan International Holdings Ltd.(b)(c)	120,000	1,796
Zhaojin Mining Industry Co. Ltd., Class H	852,500	752,259

		2,444,525

Oil, Gas & Consumable Fuels — 1.8%
CGN Mining Co. Ltd.	1,705,000	199,144
Inner Mongolia Yitai Coal Co. Ltd., Class B	762,687	734,740
Sinopec Kantons Holdings Ltd.	744,000	278,475

		1,212,359

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)	306,000	—
Qunxing Paper Holdings Co. Ltd.(c)	148,000	—
Superb Summit International Group Ltd.(a)(c)	2,975	1

		1

Personal Products — 0.1%
Yatsen Holding Ltd., ADR(a)(b)	63,550	86,428

Pharmaceuticals — 5.7%
Antengene Corp. Ltd.(a)(d)	139,500	104,608
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	186,000	258,009
China Animal Healthcare Ltd.(a)(c)	140,000	—
China Shineway Pharmaceutical Group Ltd.	217,000	177,719
Grand Pharmaceutical Group Ltd., Class A	759,500	601,002
Hua Han Health Industry Holdings Ltd.(a)(c)	651,960	1
Hua Medicine(a)(d)	496,000	241,189
Luye Pharma Group Ltd., NVS(a)(d)	1,271,000	513,450
Ocumension Therapeutics(a)(b)(d)	108,500	122,965
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	186,000	92,321
Shanghai Haixin Group Co., Class B	310,063	105,421
Sihuan Pharmaceutical Holdings Group Ltd.	2,728,000	584,961
SSY Group Ltd.(b)	992,000	463,255
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class S(b)	142,600	152,582
Tong Ren Tang Technologies Co. Ltd., Class H	434,000	375,601

		3,793,084

Professional Services — 0.1%
SOS Ltd., ADR(a)(b)	131,037	95,395

Real Estate Management & Development — 17.1%
C&D International Investment Group Ltd.	310,000	576,489
C&D Property Management Group Co. Ltd.(a)	372,000	190,234
Central China Management Co. Ltd.	683,038	91,551
Central China New Life Ltd.(a)	244,000	148,961

Security	Shares	Value

Real Estate Management & Development (continued)
Central China Real Estate Ltd.	620,038	$50,906
China Aoyuan Group Ltd.	899,000	149,850
China Logistics Property Holdings Co. Ltd.(a)(d)	496,000	274,829
China Merchants Land Ltd.	930,000	92,943
China Overseas Grand Oceans Group Ltd.	1,240,000	715,349
China SCE Group Holdings Ltd.	1,209,800	242,895
China South City Holdings Ltd.	2,356,000	196,671
China Vast Industrial Urban Development Co. Ltd.(d)	99,000	21,580
Colour Life Services Group Co. Ltd.(b)	341,000	34,143
Cosmopolitan International Holdings Ltd.(a)	1,364,000	235,229
DaFa Properties Group Ltd.(b)	186,000	88,780
Datang Group Holdings Ltd.(b)	248,000	131,527
Dexin China Holdings Co. Ltd.(a)	589,000	217,824
Excellence Commercial Property & Facilities Management Group Ltd.(a)	217,000	130,072
Ganglong China Property Group Ltd.(b)	341,000	205,535
Gemdale Properties & Investment Corp. Ltd., NVS	4,774,000	525,381
Greenland Hong Kong Holdings Ltd.	589,000	100,827
Huijing Holdings Co. Ltd.	558,000	137,811
Jiayuan International Group Ltd.	1,054,000	334,031
Jingrui Holdings Ltd.	403,000	96,952
JY Grandmark Holdings Ltd.	372,000	123,768
Kaisa Group Holdings Ltd.(b)	2,015,000	183,551
KWG Living Group Holdings Ltd.	651,000	269,678
Leading Holdings Group Ltd.(a)(b)	217,000	132,734
LVGEM China Real Estate Investment Co. Ltd.(a)(b)	744,000	127,577
Midea Real Estate Holding Ltd.(d)	223,200	327,048
Nam Tai Property Inc.(a)(b)	12,679	96,868
Poly Property Group Co. Ltd.	1,511,000	409,915
Powerlong Commercial Management Holdings Ltd.	108,500	189,881
Radiance Holdings Group Co. Ltd.(a)(b)	589,000	325,606
Redco Properties Group Ltd.(b)(d)	744,000	203,742
Redsun Properties Group Ltd.(b)	713,000	204,376
Road King Infrastructure Ltd.	155,000	147,472
Ronshine China Holdings Ltd.(b)	418,500	134,023
SCE Intelligent Commercial Management Holdings Ltd.(a)	372,000	108,037
Shanghai Industrial Urban Development Group Ltd.	1,364,000	129,790
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	198,400	177,922
Shenzhen Investment Ltd.	1,922,000	433,282
Shinsun Holdings Group Co. Ltd.(b)	527,000	59,345
Shoucheng Holdings Ltd.	1,551,600	256,665
Shui On Land Ltd.	2,619,500	382,595
Sino-Ocean Group Holding Ltd.	2,201,000	473,429
Skyfame Realty Holdings Ltd.	1,860,000	202,314
SOHO China Ltd.(a)	1,503,500	305,910
Sunkwan Properties Group Ltd.(b)	434,000	105,520
Times Neighborhood Holdings Ltd.	403,000	137,593
Yincheng International Holding Co. Ltd.(b)	310,000	117,421
Yuzhou Group Holdings Co. Ltd.	1,612,907	128,146
Zhenro Properties Group Ltd.	1,271,000	109,429
Zhongliang Holdings Group Co. Ltd.(b)	511,500	200,290
Zhuguang Holdings Group Co. Ltd.	1,302,000	253,249

		11,447,546

Semiconductors & Semiconductor Equipment — 2.5%
BOE Varitronix Ltd., Class A(b)	217,000	253,361
JinkoSolar Holding Co. Ltd., ADR(a)(b)	27,466	1,390,054

		1,643,415

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 2.7%
Agora Inc., ADR(a)	31,186	$376,727
AsiaInfo Technologies Ltd.(d)	136,400	255,742
Bit Digital Inc.(a)(b)	44,826	176,166
BIT Mining Ltd., SP ADR(a)(b)	32,395	93,622
China Youzan Ltd.(a)	10,416,000	331,889
Cloopen Group Holding Ltd., ADR(a)(b)	37,727	85,640
Inspur International Ltd.(a)	310,000	148,120
Newborn Town Inc.(a)	310,000	174,877
OneConnect Financial Technology Co. Ltd., ADR(a)	83,886	132,540

		1,775,323

Specialty Retail — 0.9%
Boshiwa International Holding Ltd.(a)(c)	67,000	—
China Harmony Auto Holding Ltd.	558,000	263,484
Mulsanne Group Holding Ltd.(a)(b)(d)	170,500	99,054
Pou Sheng International Holdings Ltd.(a)	1,550,000	229,054

		591,592

Technology Hardware, Storage & Peripherals — 0.7%
Canaan Inc., ADR(a)(b)	70,029	369,053
Coolpad Group Ltd.(a)	3,348,000	117,967

		487,020

Textiles, Apparel & Luxury Goods — 3.5%
361 Degrees International Ltd.(a)	589,000	289,569
China Dongxiang Group Co. Ltd.	2,108,000	159,153
China Lilang Ltd.	310,000	172,208
Fuguiniao Co. Ltd.(c)	43,200	—
JNBY Design Ltd.	108,500	146,466
Xtep International Holdings Ltd.(b)	945,500	1,568,656

		2,336,052

Trading Companies & Distributors — 0.4%
China Aircraft Leasing Group Holdings Ltd.	186,000	134,424
CITIC Resources Holdings Ltd.(a)	1,984,000	137,575

		271,999

Transportation Infrastructure — 2.2%
Anhui Expressway Co. Ltd., Class H	310,000	295,537
COSCO SHIPPING International Hong Kong Co. Ltd.	372,000	117,258
Hainan Meilan International Airport Co. Ltd., Class H(a)	132,000	373,384
Sichuan Expressway Co. Ltd., Class H	558,000	154,385

Security	Shares	Value

Transportation Infrastructure (continued)
Tianjin Port Development Holdings Ltd.	1,302,000	$104,906
Yuexiu Transport Infrastructure Ltd.	744,000	461,751

		1,507,221

Water Utilities — 1.2%
China Everbright Water Ltd.	629,300	146,219
China Water Affairs Group Ltd.(b)	570,000	629,716

		775,935

Total Common Stocks — 99.9% (Cost: $85,766,541)		66,863,507

Short-Term Investments

Money Market Funds — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	14,435,813	14,438,700
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	140,000	140,000

		14,578,700

Total Short-Term Investments — 21.8% (Cost: $14,577,199)		14,578,700

Total Investments in Securities — 121.7% (Cost: $100,343,740)		81,442,207

Other Assets, Less Liabilities — (21.7)%		(14,521,245)

Net Assets — 100.0%		$66,920,962

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,118,371	$—		$(7,674,971	)(a)	$(2,529)	$(2,171)	$14,438,700	14,435,813	$404,353	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	90,000	(a)	—		—	—	140,000	140,000	7		—

						$(2,529)	$(2,171)	$14,578,700		$404,360		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	6	03/18/22	$173	$(11,080)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$11,080

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,269)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,402)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$286,581

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$18,892,012	$47,518,395	$453,100	$66,863,507
Money Market Funds	14,578,700	—	—	14,578,700

	$33,470,712	$47,518,395	$453,100	$81,442,207

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(11,080)	$—	$(11,080)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.1%
Astra International Tbk PT	45,229,830	$18,342,276

Banks — 47.7%
Bank Aladin Syariah Tbk PT(a)	9,400,400	1,472,186
Bank BTPN Syariah Tbk PT	9,078,100	2,278,292
Bank Central Asia Tbk PT	165,732,290	93,566,769
Bank Jago Tbk PT(a)	11,209,500	12,680,964
Bank Mandiri Persero Tbk PT	36,350,360	19,652,498
Bank Negara Indonesia Persero Tbk PT	25,286,758	14,168,512
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	16,341,336	1,586,703
Bank Pembangunan Daerah Jawa Timur Tbk PT	25,145,000	1,347,647
Bank Rakyat Indonesia Persero Tbk PT	202,019,054	64,597,641
Bank Tabungan Negara Persero Tbk PT(a)	21,127,426	2,626,330

		213,977,542

Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	28,832,000	2,317,879
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—

		2,317,879

Chemicals — 1.4%
Barito Pacific Tbk PT	100,947,500	6,294,607

Construction & Engineering — 1.1%
PP Persero Tbk PT(a)	17,681,922	1,190,865
Waskita Karya Persero Tbk PT(a)	58,456,419	2,334,387
Wijaya Karya Persero Tbk PT(a)	16,999,770	1,206,945

		4,732,197

Construction Materials — 2.4%
Berkah Beton Sadaya Tbk(a)	3,044,300	939,447
Indocement Tunggal Prakarsa Tbk PT	5,746,044	4,401,951
Semen Indonesia Persero Tbk PT	10,892,455	5,502,118

		10,843,516

Consumer Finance — 0.1%
BFI Finance Indonesia Tbk PT	7,347,800	657,195

Diversified Telecommunication Services — 12.6%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	6,240,800	1,898,259
Sarana Menara Nusantara Tbk PT	62,178,100	4,496,360
Telkom Indonesia Persero Tbk PT	145,196,890	43,836,814
Tower Bersama Infrastructure Tbk PT	30,352,800	6,242,035

		56,473,468

Electronic Equipment, Instruments & Components — 0.4%
Erajaya Swasembada Tbk PT	46,201,500	1,799,297

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	87,360,300	304,031

Food Products — 6.1%
Astra Agro Lestari Tbk PT	523,400	415,361
Charoen Pokphand Indonesia Tbk PT	25,948,325	10,507,019
Indofood CBP Sukses Makmur Tbk PT	8,741,854	5,182,039
Indofood Sukses Makmur Tbk PT	15,999,230	6,920,122
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	19,405,300	2,131,423
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,560,000	1,840,214
Sawit Sumbermas Sarana Tbk PT	5,714,700	447,667

		27,443,845

Security	Shares	Value

Gas Utilities — 1.0%
Perusahaan Gas Negara Tbk PT(a)	43,707,307	$4,419,146

Health Care Providers & Services — 0.2%
Metro Healthcare Indonesia TBK PT(a)	17,910,000	699,584
Siloam International Hospitals Tbk PT	740,800	402,188

		1,101,772

Household Products — 1.5%
Unilever Indonesia Tbk PT	26,706,920	6,872,383

Insurance — 0.2%
Panin Financial Tbk PT(a)	88,989,578	1,046,790

IT Services — 0.1%
M Cash Integrasi PT(a)	519,800	427,830

Marine — 0.2%
Berlian Laju Tanker Tbk PT(a)	20,933,614	72,853
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT(a)	1,018,800	638,889

		711,742

Media — 0.8%
Media Nusantara Citra Tbk PT	26,382,500	1,605,936
MNC Vision Networks Tbk PT(a)	39,470,500	349,695
Surya Citra Media Tbk PT(a)	98,600,200	1,780,075

		3,735,706

Metals & Mining — 3.1%
Aneka Tambang Tbk	32,142,554	5,007,757
Merdeka Copper Gold Tbk PT(a)	30,557,300	8,274,161
Timah Tbk PT(a)	4,266,700	474,895

		13,756,813

Multiline Retail — 0.5%
Mitra Adiperkasa Tbk PT(a)	41,456,100	2,278,572

Oil, Gas & Consumable Fuels — 5.2%
Adaro Energy Tbk PT	52,994,439	9,079,618
AKR Corporindo Tbk PT	44,957,200	2,378,138
Bukit Asam Tbk PT	16,064,900	3,529,229
Indika Energy Tbk PT(a)	3,992,100	619,641
Indo Tambangraya Megah Tbk PT	2,081,700	3,865,062
Medco Energi Internasional Tbk PT(a)	41,147,286	1,737,159
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	28
United Tractors Tbk PT	1,348,696	2,353,453

		23,562,328

Paper & Forest Products — 1.8%
Indah Kiat Pulp & Paper Tbk PT	10,050,500	5,679,707
Pabrik Kertas Tjiwi Kimia Tbk PT	4,442,700	2,317,655

		7,997,362

Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	34,079,537	2,316,148

Pharmaceuticals — 2.0%
Kalbe Farma Tbk PT	76,898,485	8,804,761

Real Estate Management & Development — 2.6%
Bumi Serpong Damai Tbk PT(a)	34,552,722	2,219,922
Ciputra Development Tbk PT	41,191,013	2,656,879
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	131,795,142	1,192,550
Pakuwon Jati Tbk PT(a)	79,002,377	2,543,507
Puradelta Lestari Tbk PT	71,718,700	943,470

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Rimo International Lestari Tbk PT(a)(b)	54,096,000	$—
Summarecon Agung Tbk PT(a)	46,997,286	2,282,169

		11,838,497

Road & Rail — 0.1%
Adi Sarana Armada Tbk PT(a)	2,179,700	386,744

Software — 0.1%
Digital Mediatama Maxima Tbk PT(a)	2,539,700	335,869

Specialty Retail — 0.5%
Ace Hardware Indonesia Tbk PT	30,707,779	2,294,741

Tobacco — 0.9%
Gudang Garam Tbk PT	1,785,342	3,912,421

Transportation Infrastructure — 0.5%
Jasa Marga Persero Tbk PT(a)	9,659,708	2,280,383

Wireless Telecommunication Services — 1.4%
Indosat Tbk PT	6,442,700	2,453,599
Smartfren Telecom Tbk PT(a)	124,351,100	688,334
XL Axiata Tbk PT	15,760,600	3,148,824

		6,290,757

Total Common Stocks — 99.7% (Cost: $514,110,312)		447,556,618

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	300,000	$300,000

Total Short-Term Investments — 0.1% (Cost: $300,000)		300,000

Total Investments in Securities — 99.8% (Cost: $514,410,312)		447,856,618

Other Assets, Less Liabilities — 0.2%		786,264

Net Assets — 100.0%		$448,642,882

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$280,000	(a)	$—	$—	$—	$300,000	300,000	$19	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	16	03/18/22	$940	$(16,567)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Indonesia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$16,567

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(73,858)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(16,913)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$704,603

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,294,914	$420,261,676	$28	$447,556,618
Money Market Funds	300,000	—	—	300,000

	$27,594,914	$420,261,676	$28	$447,856,618

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,567)	$—	$—	$(16,567)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.6%
Banco BBVA Peru SA	8,845,887	$5,209,372
Banco de Credito del Peru, Class C	55,764	44,326
Credicorp Ltd.	294,626	44,562,182
Intercorp Financial Services Inc.	147,380	4,760,374

		54,576,254

Construction & Engineering — 1.7%
Aenza SAA(a)	9,907,774	3,506,065

Construction Materials — 5.4%
Cementos Pacasmayo SAA	2,950,728	3,857,212
Union Andina de Cementos SAA	11,794,740	7,288,587

		11,145,799

Food & Staples Retailing — 2.5%
InRetail Peru Corp.(b)	147,605	5,223,741

Food Products — 5.2%
Alicorp SAA	5,350,263	8,647,004
Casa Grande SAA	816,816	1,962,931

		10,609,935

Metals & Mining — 47.5%
Aclara Resources Inc.(a)	364,173	307,165
Cia. de Minas Buenaventura SAA, ADR(a)	997,136	9,871,646
Corp. Aceros Arequipa SA, NVS	4,570,118	2,268,947
Fortuna Silver Mines Inc.(a)	1,199,051	4,474,565
Hochschild Mining PLC	4,136,559	6,413,211
MMG Ltd.(a)	11,780,000	4,267,064
Pan American Silver Corp.	184,449	4,362,746
Sociedad Minera Cerro Verde SAA	211,324	9,192,594
Southern Copper Corp.	656,858	45,579,377
Volcan Cia. Minera SAA, Class B, NVS(a)	32,243,347	6,386,170
Wheaton Precious Metals Corp.	104,525	4,580,133

		97,703,618

Security	Shares	Value

Multiline Retail — 2.2%
Falabella SA	1,370,546	$4,510,180

Oil, Gas & Consumable Fuels — 2.7%
PetroTal Corp.(a)	10,702,939	5,596,704

Real Estate Management & Development — 2.0%
Parque Arauco SA(a)	4,120,512	4,112,212

Trading Companies & Distributors — 3.7%
Ferreycorp SAA	12,272,076	7,648,375

Total Common Stocks — 99.5% (Cost: $213,976,611)		204,632,883

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	170,000	170,000

Total Short-Term Investments — 0.1% (Cost: $170,000)		170,000

Total Investments in Securities — 99.6% (Cost: $214,146,611)		204,802,883

Other Assets, Less Liabilities — 0.4%		763,435

Net Assets — 100.0%		$205,566,318

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$540,000	$—	$(370,000	)(a)	$—	$—	$170,000	170,000	$10	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Peru ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	12	03/18/22	$705	$(21,601)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$21,601

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(9,173)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,890)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$737,400

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$183,936,527	$20,696,356	$—	$204,632,883
Money Market Funds	170,000	—	—	170,000

	$184,106,527	$20,696,356	$—	$204,802,883

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,601)	$—	$—	$(21,601)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	469,140	$423,775

Banks — 15.5%
Bank of the Philippine Islands	3,743,905	7,317,125
BDO Unibank Inc.	3,819,964	9,680,418
Metropolitan Bank & Trust Co.	4,960,474	5,524,538
Security Bank Corp.	1,077,990	2,460,489

		24,982,570

Chemicals — 0.9%
D&L Industries Inc.	9,448,400	1,481,705

Diversified Financial Services — 1.8%
Metro Pacific Investments Corp.	38,026,050	2,877,431

Electric Utilities — 2.9%
Manila Electric Co.	653,790	4,704,474

Equity Real Estate Investment Trusts (REITs) — 0.7%
AREIT Inc.	431,550	414,968
Filinvest REIT Corp.	4,909,500	722,971

		1,137,939

Food & Staples Retailing — 2.7%
Cosco Capital Inc., NVS	10,537,600	1,047,593
Puregold Price Club Inc.	2,763,160	1,894,384
Robinsons Retail Holdings Inc.	1,104,570	1,329,276

		4,271,253

Food Products — 5.5%
Century Pacific Food Inc.	3,005,800	1,568,269
Monde Nissin Corp.(a)(b)	10,381,200	3,344,986
Universal Robina Corp.	1,656,888	3,878,029

		8,791,284

Hotels, Restaurants & Leisure — 4.7%
Bloomberry Resorts Corp.(a)	13,347,265	1,926,463
Jollibee Foods Corp.	1,192,531	5,605,617

		7,532,080

Independent Power and Renewable Electricity Producers — 2.7%
AC Energy Corp.	18,118,954	3,003,922
First Gen Corp.	2,501,347	1,361,178

		4,365,100

Industrial Conglomerates — 25.2%
Aboitiz Equity Ventures Inc.	4,638,817	5,419,644
Alliance Global Group Inc.	10,184,339	2,542,609
Ayala Corp.	591,188	9,801,244
DMCI Holdings Inc.	13,594,900	2,248,581
GT Capital Holdings Inc.	290,516	3,290,012
JG Summit Holdings Inc.	6,185,461	7,305,969
LT Group Inc.	5,316,400	1,003,760
SM Investments Corp.	507,556	8,830,504

		40,442,323

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.2%
Semirara Mining & Power Corp.	3,647,800	$1,970,822

Real Estate Management & Development — 22.2%
Ayala Land Inc.	17,554,550	13,382,470
Filinvest Land Inc.	48,333,590	1,036,999
Megaworld Corp.	35,420,960	2,225,531
Robinsons Land Corp.	2,130,406	802,084
SM Prime Holdings Inc.	22,242,135	17,359,795
Vista Land & Lifescapes Inc.	14,967,900	893,345

		35,700,224

Specialty Retail — 2.3%
AllHome Corp.	5,664,600	975,534
Wilcon Depot Inc.	4,647,400	2,651,384

		3,626,918

Transportation Infrastructure — 4.4%
International Container Terminal Services Inc.	1,719,753	7,064,170

Water Utilities — 0.2%
Manila Water Co. Inc., NVS	967,629	377,464

Wireless Telecommunication Services — 6.6%
Globe Telecom Inc.	73,545	3,695,405
PLDT Inc.	199,539	7,001,573

		10,696,978

Total Common Stocks — 99.8% (Cost: $179,681,077)		160,446,510

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	120,000	120,000

Total Short-Term Investments — 0.1% (Cost: $120,000)		120,000

Total Investments in Securities — 99.9% (Cost: $179,801,077)		160,566,510

Other Assets, Less Liabilities — 0.1%		128,213

Net Assets — 100.0%		$ 160,694,723

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$—	$(20,000	)(a)	$—	$—	$120,000	120,000	$6	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	03/18/22	$176	$(6,467)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,467

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,635)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,514)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$291,168

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Philippines ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$81,416,700	$79,029,810	$—	$160,446,510
Money Market Funds	120,000	—	—	120,000

	$81,536,700	$79,029,810	$—	$160,566,510

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,467)	$—	$—	$(6,467)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.5%
Alior Bank SA(a)	234,053	$2,607,238
Bank Handlowy w Warszawie SA	148,249	2,044,348
Bank Millennium SA(a)(b)	2,312,847	3,857,109
Bank Polska Kasa Opieki SA	584,248	16,028,269
mBank SA(a)	54,791	5,354,832
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,838,625	27,280,689
Santander Bank Polska SA	121,632	9,118,054

		66,290,539

Capital Markets — 0.9%
Warsaw Stock Exchange	139,918	1,281,197
XTB SA(c)	138,326	518,922

		1,800,119

Chemicals — 1.5%
Ciech SA	146,673	1,411,527
Grupa Azoty SA(a)	227,718	1,764,738

		3,176,265

Construction & Engineering — 1.3%
Budimex SA	50,295	2,735,907

Consumer Finance — 1.9%
KRUK SA	64,641	4,031,209

Diversified Telecommunication Services — 2.2%
Orange Polska SA(a)	2,498,753	4,636,800

Electric Utilities — 5.2%
Enea SA(a)	1,060,190	2,211,342
PGE Polska Grupa Energetyczna SA(a)	3,129,511	6,070,736
Tauron Polska Energia SA(a)(b)	4,547,712	2,671,254

		10,953,332

Entertainment — 5.0%
CD Projekt SA(b)	225,514	8,957,338
HUUUGE Inc.(a)(b)(c)	81,834	389,871
PlayWay SA	5,050	367,978
TEN Square Games SA(b)	16,661	852,605

		10,567,792

Food & Staples Retailing — 5.4%
Dino Polska SA(a)(c)	149,055	10,481,082
Eurocash SA	411,018	929,881

		11,410,963

Health Care Providers & Services — 0.9%
Neuca SA(b)	9,966	1,775,193

Hotels, Restaurants & Leisure — 0.9%
AmRest Holdings SE(a)(b)	352,347	1,932,931

Insurance — 6.8%
Powszechny Zaklad Ubezpieczen SA	1,908,385	14,317,946

Internet & Direct Marketing Retail — 3.8%
Allegro.eu SA(a)(b)(c)	1,081,131	8,057,223

Security	Shares	Value

Media — 2.9%
Cyfrowy Polsat SA	938,530	$6,085,466

Metals & Mining — 9.5%
Jastrzebska Spolka Weglowa SA(a)	230,662	2,694,453
KGHM Polska Miedz SA	441,852	17,350,195

		20,044,648

Oil, Gas & Consumable Fuels — 13.7%
Grupa Lotos SA(a)	354,887	4,553,322
Polski Koncern Naftowy ORLEN SA	946,210	15,983,220
Polskie Gornictwo Naftowe i Gazownictwo SA	6,257,854	8,247,281

		28,783,823

Pharmaceuticals — 0.2%
Celon Pharma SA(b)	56,868	316,413

Software — 2.4%
Asseco Poland SA	226,114	3,985,811
LiveChat Software SA	47,558	1,102,423

		5,088,234

Textiles, Apparel & Luxury Goods — 3.6%
CCC SA(a)(b)	148,396	1,888,202
LPP SA	2,767	5,690,725

		7,578,927

Total Common Stocks — 99.6% (Cost: $302,512,609)		209,583,730

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	18,021,814	18,025,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	2,500,000	2,500,000

		20,525,419

Total Short-Term Investments — 9.8% (Cost: $20,525,979)		20,525,419

Total Investments in Securities — 109.4% (Cost: $323,038,588)		230,109,149

Other Assets, Less Liabilities — (9.4)%		(19,678,629)

Net Assets — 100.0%		$210,430,520

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,507,125	$4,524,594	(a)	$—	$(4,391)	$(1,909)	$18,025,419	18,021,814	$155,134	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	190,000	(a)	—	—	—	2,500,000	2,500,000	141		—

					$(4,391)	$(1,909)	$20,525,419		$155,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	17	03/18/22	$999	$(25,440)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$25,440

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(145,465)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,103,817

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,658,738	$179,924,992	$—	$209,583,730
Money Market Funds	20,525,419	—	—	20,525,419

	$50,184,157	$179,924,992	$—	$230,109,149

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,440)	$—	$—	$(25,440)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
Gulf Warehousing Co.	736,400	$897,971

Banks — 47.1%
Commercial Bank PSQC (The)	2,378,815	4,511,793
Doha Bank QPSC	2,757,244	2,152,338
Masraf Al Rayan QSC(a)	4,775,733	6,542,638
Qatar First Bank(a)	1,754,985	862,658
Qatar International Islamic Bank QSC	1,147,325	3,225,127
Qatar Islamic Bank SAQ	1,345,048	7,772,436
Qatar National Bank QPSC	3,899,446	23,344,023

		48,411,013

Chemicals — 4.2%
Mesaieed Petrochemical Holding Co.	5,953,600	4,356,240

Construction Materials — 2.0%
Qatar National Cement Co. QSC	748,328	1,270,452
Qatari Investors Group QSC	1,198,900	727,283

		1,997,735

Diversified Financial Services — 0.9%
Salam International Investment Ltd. QSC(a)	3,407,335	941,225

Diversified Telecommunication Services — 2.6%
Ooredoo QPSC	1,290,297	2,713,382

Energy Equipment & Services — 1.1%
Gulf International Services QSC, NVS(a)	2,321,593	1,138,952

Food & Staples Retailing — 1.2%
Al Meera Consumer Goods Co. QSC	221,908	1,212,748

Food Products — 0.9%
Baladna	2,325,905	936,639

Health Care Providers & Services — 0.8%
Medicare Group	402,540	862,499

Industrial Conglomerates — 11.7%
Aamal Co.	4,000,710	1,314,314
Industries Qatar QSC	1,785,382	8,951,548
Mannai Corp. QSC	473,538	1,032,787
Qatar Industrial Manufacturing Co. QSC	845,242	740,865

		12,039,514

Insurance — 1.9%
Qatar Insurance Co. SAQ(a)	2,788,102	1,917,455

Security	Shares	Value

Marine — 2.2%
Qatar Navigation QSC	980,193	$2,274,772

Metals & Mining — 3.0%
Qatar Aluminum Manufacturing Co.	4,988,753	3,049,285

Multi-Utilities — 3.5%
Qatar Electricity & Water Co. QSC	722,451	3,567,004

Oil, Gas & Consumable Fuels — 7.4%
Qatar Fuel QSC	729,659	3,718,568
Qatar Gas Transport Co. Ltd.	3,779,167	3,906,253

		7,624,821

Real Estate Management & Development — 6.2%
Barwa Real Estate Co.	3,027,975	3,012,032
Ezdan Holding Group QSC(a)	3,026,913	1,137,881
Mazaya Real Estate Development QPSC	2,530,466	634,976
United Development Co. QSC	3,445,358	1,575,555

		6,360,444

Wireless Telecommunication Services — 1.6%
Vodafone Qatar QSC	3,443,205	1,643,440

Total Common Stocks — 99.2% (Cost: $68,832,526)		101,945,139

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	150,000	150,000

Total Short-Term Investments — 0.2% (Cost: $150,000)		150,000

Total Investments in Securities — 99.4% (Cost: $68,982,526)		102,095,139

Other Assets, Less Liabilities — 0.6%		654,189

Net Assets — 100.0%		$102,749,328

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$130,000	(a)	$—	$—	$—	$150,000	150,000	$4	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Qatar ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	7	03/18/22	$411	$(6,249)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,249

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,077)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$200,653

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$36,248,006	$65,697,133	$—	$101,945,139
Money Market Funds	150,000	—	—	150,000

	$36,398,006	$65,697,133	$—	$102,095,139

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,249)	$—	$—	$(6,249)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 45.0%
Al Rajhi Bank	4,456,970	$191,211,630
Alinma Bank	3,915,214	37,124,326
Arab National Bank	2,461,448	18,401,346
Bank AlBilad(a)	1,507,394	23,722,772
Bank Al-Jazira	1,791,954	12,875,336
Banque Saudi Fransi	2,360,910	33,531,155
Riyad Bank(a)	5,282,528	50,070,047
Saudi British Bank (The)(a)	3,275,903	33,894,254
Saudi National Bank (The)	7,941,045	144,660,719

		545,491,585

Building Products — 0.3%
Saudi Ceramic Co.	248,933	3,260,593

Chemicals — 17.3%
Advanced Petrochemical Co.	471,382	9,457,330
Alujain Holding	114,886	1,873,954
National Industrialization Co.(a)	1,537,812	9,315,641
National Petrochemical Co.	151,250	1,825,224
SABIC Agri-Nutrients Co.	694,618	29,596,189
Sahara International Petrochemical Co.	1,524,850	19,073,044
Saudi Basic Industries Corp.	3,218,412	107,293,220
Saudi Industrial Investment Group	980,271	9,255,632
Saudi Kayan Petrochemical Co.(a)	1,709,009	9,343,090
Yanbu National Petrochemical Co.	668,968	12,279,374

		209,312,698

Commercial Services & Supplies — 0.4%
Saudi Airlines Catering Co.(a)	197,733	4,476,394

Construction Materials — 3.0%
Arabian Cement Co./Saudi Arabia	286,279	3,066,627
City Cement Co.	385,950	2,192,258
Eastern Province Cement Co.	245,265	2,737,953
Najran Cement Co.	553,199	2,694,576
Northern Region Cement Co.	620,968	2,142,466
Qassim Cement Co. (The)	220,468	4,530,768
Riyadh Cement Co.	87,955	775,501
Saudi Cement Co.	359,154	5,338,149
Southern Province Cement Co.	311,617	5,648,094
Yamama Cement Co.(a)	507,725	3,561,303
Yanbu Cement Co.	388,517	3,941,336

		36,629,031

Diversified Consumer Services — 0.1%
Ataa Educational Co.	44,120	782,667
National Co. for Learning & Education Ltd.	43,508	722,476

		1,505,143

Diversified Telecommunication Services — 4.3%
Saudi Telecom Co.	1,711,655	52,224,758

Electric Utilities — 2.0%
Saudi Electricity Co.	3,369,882	24,871,887

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	531,042	2,239,274

Food & Staples Retailing — 0.5%
Abdullah Al Othaim Markets Co.	209,059	6,217,856

Food Products — 2.9%
Al Jouf Agricultural Development Co.	46,964	715,468

Security	Shares	Value

Food Products (continued)
Almarai Co. JSC	1,045,378	$14,015,789
Aseer Trading Tourism & Manufacturing Co.(a)	471,059	2,595,721
Halwani Brothers Co.	47,025	1,115,960
National Agriculture Development Co. (The)(a)	293,827	2,422,665
Saudi Fisheries Co.(a)	61,568	772,327
Saudia Dairy & Foodstuff Co.	83,494	3,811,942
Savola Group (The)	1,128,185	10,220,951

		35,670,823

Gas Utilities — 0.3%
National Gas & Industrialization Co.	240,393	3,541,866

Health Care Providers & Services — 3.0%
Al Hammadi Co. for Development and Investment, NVS	342,046	3,740,495
Dallah Healthcare Co.	204,269	4,475,272
Dr Sulaiman Al Habib Medical Services Group Co.	193,837	8,864,127
Middle East Healthcare Co.(a)	223,214	1,921,524
Mouwasat Medical Services Co.	214,295	11,887,371
National Medical Care Co.	143,517	2,690,396
Saudi Chemical Co. Holding	269,761	2,484,295

		36,063,480

Hotels, Restaurants & Leisure — 1.1%
Dur Hospitality Co.(a)	281,267	2,467,844
Herfy Food Services Co.	145,249	2,247,623
Leejam Sports Co. JSC	124,946	4,237,149
Seera Group Holding(a)	738,062	4,176,583

		13,129,199

Industrial Conglomerates — 0.1%
Astra Industrial Group	69,811	732,576

Insurance — 1.6%
Al Rajhi Co. for Co-operative Insurance(a)	106,643	2,419,501
Bupa Arabia for Cooperative Insurance Co.	255,467	11,077,957
Co for Cooperative Insurance (The)	297,444	6,251,335

		19,748,793

IT Services — 0.1%
Al Moammar Information Systems Co.	25,158	1,024,192

Media — 0.9%
Saudi Research & Media Group(a)	166,632	11,114,493

Metals & Mining — 4.0%
Saudi Arabian Mining Co.(a)	1,695,723	48,407,035

Oil, Gas & Consumable Fuels — 5.9%
Aldrees Petroleum and Transport Services Co.	199,044	4,455,902
Rabigh Refining & Petrochemical Co.(a)	1,065,335	6,993,671
Saudi Arabia Refineries Co.	22,435	797,029
Saudi Arabian Oil Co.(b)	5,377,559	59,661,352

		71,907,954

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	322,452	3,344,752

Professional Services — 0.2%
Maharah Human Resources Co.	109,038	2,259,220

Real Estate Management & Development — 1.7%
Arriyadh Development Co.	513,640	3,579,234
Dar Al Arkan Real Estate Development Co.(a)	2,527,979	7,386,668
Emaar Economic City(a)	1,958,378	6,488,983

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Saudi Real Estate Co.(a)	586,081	$3,306,218

		20,761,103

Road & Rail — 0.4%
Saudi Public Transport Co.(a)	416,219	2,417,248
United International Transportation Co.	220,018	2,865,946

		5,283,194

Specialty Retail — 1.9%
Fawaz Abdulaziz Al Hokair & Co.(a)	427,033	1,788,718
Jarir Marketing Co.	249,174	13,912,584
Saudi Co. For Hardware CJSC	122,898	1,457,210
United Electronics Co.	158,596	5,512,391

		22,670,903

Thrifts & Mortgage Finance — 0.0%
Amlak International for Real Estate Finance Co.	119,665	654,174

Transportation Infrastructure — 0.4%
Saudi Ground Services Co.(a)	451,673	4,229,872
Saudi Industrial Services Co.	131,965	1,024,968

		5,254,840

Security	Shares	Value

Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co.	28,178	$735,345

Wireless Telecommunication Services — 1.8%
Etihad Etisalat Co.(a)	1,595,490	14,870,343
Mobile Telecommunications Co.(a)	2,047,845	7,355,750

		22,226,093

Total Common Stocks — 99.8% (Cost: $ 809,057,324)		1,210,759,254

Total Investments in Securities — 99.8% (Cost: $ 809,057,324)		1,210,759,254

Other Assets, Less Liabilities — 0.2%		2,313,843

Net Assets — 100.0%		$1,213,073,097

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$3,190,000	$—	$(3,190,000	)(b)	$—	$—	$—	—	$64	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	24	03/18/22	$1,411	$12,710

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,710

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Saudi Arabia ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(8,631)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(33,924)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,952,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,418,136	$1,198,341,118	$—	$1,210,759,254

Derivative financial instruments(a)
Assets
Futures Contracts	$12,710	$—	$—	$12,710

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Aramex PJSC	490,094	$535,297

Airlines — 2.4%
Air Arabia PJSC, NVS(a)	1,938,782	868,696

Banks — 39.8%
Abu Dhabi Commercial Bank PJSC	565,540	1,658,685
Abu Dhabi Islamic Bank PJSC	719,028	1,734,679
Dubai Islamic Bank PJSC	902,787	1,500,359
Emirates NBD Bank PJSC	414,601	1,617,375
First Abu Dhabi Bank PJSC	1,379,374	7,766,149

		14,277,247

Building Products — 2.0%
National Central Cooling Co. PJSC	214,682	144,950
Ras Al Khaimah Ceramics, NVS	651,880	565,446

		710,396

Capital Markets — 2.9%
Dubai Financial Market PJSC(a)	1,277,802	814,975
SHUAA Capital PSC	1,330,755	214,760

		1,029,735

Construction & Engineering — 0.2%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	89,844

		89,851

Diversified Financial Services — 2.9%
Al Waha Capital PJSC	1,276,084	555,440
Amanat Holdings PJSC(a)	1,332,910	415,238
Gulf General Investment Co.(a)(b)	7,295,803	82,730

		1,053,408

Diversified Telecommunication Services — 25.4%
Al Yah Satellite Communications Co.(a)	1,002,380	717,150
Emirates Telecommunications Group Co. PJSC	877,202	8,377,655

		9,094,805

Energy Equipment & Services — 0.5%
Lamprell PLC(a)	373,165	172,707

Food Products — 1.6%
Agthia Group PJSC	424,099	563,456

Health Care Providers & Services — 0.0%
NMC Health PLC(b)	112,588	2

Security	Shares	Value

Industrial Conglomerates — 2.8%
Dubai Investments PJSC, NVS	1,610,655	$991,389

Oil, Gas & Consumable Fuels — 2.3%
Dana Gas PJSC	2,831,443	818,461

Real Estate Management & Development — 10.8%
Aldar Properties PJSC	1,362,539	1,557,190
Deyaar Development PJSC(a)	955,891	121,555
Emaar Development PJSC(a)	49,368	57,751
Emaar Properties PJSC	1,103,575	1,528,667
Eshraq Investments PJSC(a)	1,459,225	130,861
RAK Properties PJSC(a)	1,295,257	273,662
Union Properties PJSC(a)	2,750,161	201,806

		3,871,492

Specialty Retail — 4.0%
Abu Dhabi National Oil Co. for Distribution PJSC	1,285,850	1,443,668

Thrifts & Mortgage Finance — 0.5%
Amlak Finance PJSC(a)	813,662	181,707

Total Common Stocks — 99.6% (Cost: $29,219,440)		35,702,317

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.1% (Cost: $20,000)		20,000

Total Investments in Securities — 99.7% (Cost: $29,239,440)		35,722,317

Other Assets, Less Liabilities — 0.3%		122,911

Net Assets — 100.0%		$35,845,228

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(50,000	)(a)	$—	$—	$20,000	20,000	$2	$—

(a)	Represents net amount purchased (sold).

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI UAE ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,461)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,647,262	$26,882,472	$172,583	$35,702,317
Money Market Funds	20,000	—	—	20,000

	$8,667,262	$26,882,472	$172,583	$35,722,317

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,894,592	$110,364,217	$6,415,681,544	$66,863,507
Affiliated(c)	1,878,418	120,000	124,952,466	14,578,700
Cash	277	15,606	5,742,679	7,103
Foreign currency, at value(d)	7,015	91,127	4,942,065	75,822
Cash pledged:
Futures contracts	—	63,000	206,000	—
Receivables:
Investments sold	414,635	5,356,421	38,362,618	1,615,510
Securities lending income — Affiliated	634	—	90,048	28,171
Variation margin on futures contracts	—	6,934	9,068	85
Capital shares sold	—	—	2,994,478	—
Dividends	—	311,597	58,191	28,752

Total assets	9,195,571	116,328,902	6,593,039,157	83,197,650

LIABILITIES
Collateral on securities loaned, at value	1,868,138	—	124,801,877	14,443,931
Payables:
Investments purchased	420,722	5,087,673	43,492,451	1,802,460
Investment advisory fees	3,003	49,238	2,872,257	30,297

Total liabilities	2,291,863	5,136,911	171,166,585	16,276,688

NET ASSETS	$6,903,708	$111,191,991	$6,421,872,572	$66,920,962

NET ASSETS CONSIST OF:
Paid-in capital	$13,782,740	$168,706,176	$7,376,502,194	$95,989,808
Accumulated loss	(6,879,032)	(57,514,185)	(954,629,622)	(29,068,846)

NET ASSETS	$6,903,708	$111,191,991	$6,421,872,572	$66,920,962

Shares outstanding	250,000	7,650,000	109,600,000	1,550,000

Net asset value	$27.61	$14.53	$58.59	$43.17

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,819,776	$—	$119,489,404	$13,485,696
(b) Investments, at cost — Unaffiliated	$9,382,715	$102,573,444	$6,415,611,106	$85,766,541
(c) Investments, at cost — Affiliated	$1,878,519	$120,000	$124,885,384	$14,577,199
(d) Foreign currency, at cost	$6,976	$90,983	$4,954,846	$75,916

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$447,556,618	$204,632,883	$160,446,510	$209,583,730
Affiliated(c)	300,000	170,000	120,000	20,525,419
Cash	749	5,050	4,839	9,896
Foreign currency, at value(d)	635,399	118,073	218,906	115,858
Cash pledged:
Futures contracts	50,000	32,000	8,000	34,000
Receivables:
Investments sold	16,714,509	7,699,349	1,543,358	4,258,051
Securities lending income — Affiliated	—	—	—	21,052
Capital shares sold	—	385,059	11,291	373,570
Dividends	13,752	703,772	31,029	151
Tax reclaims	—	—	—	593,629

Total assets	465,271,027	213,746,186	162,383,933	235,515,356

LIABILITIES
Collateral on securities loaned, at value	—	—	—	18,027,612
Payables:
Investments purchased	16,434,966	8,081,719	1,626,587	4,438,458
Variation margin on futures contracts	16,071	8,820	2,205	6,952
Investment advisory fees	177,108	89,329	60,418	104,308
Professional fees	—	—	—	50,000
IRS compliance fee for foreign withholding tax claims	—	—	—	2,457,506

Total liabilities	16,628,145	8,179,868	1,689,210	25,084,836

NET ASSETS	$448,642,882	$205,566,318	$160,694,723	$210,430,520

NET ASSETS CONSIST OF:
Paid-in capital	$680,822,449	$363,921,861	$243,638,426	$428,987,162
Accumulated loss	(232,179,567)	(158,355,543)	(82,943,703)	(218,556,642)

NET ASSETS	$448,642,882	$205,566,318	$160,694,723	$210,430,520

Shares outstanding	18,550,000	5,950,000	4,950,000	11,700,000

Net asset value	$24.19	$34.55	$32.46	$17.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$16,981,244
(b) Investments, at cost — Unaffiliated	$514,110,312	$213,976,611	$179,681,077	$302,512,609
(c) Investments, at cost — Affiliated	$300,000	$170,000	$120,000	$20,525,979
(d) Foreign currency, at cost	$638,762	$116,362	$222,935	$120,845

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$101,945,139	$1,210,759,254	$35,702,317
Affiliated(b)	150,000	—	20,000
Cash	6,441	435,680	1,958
Foreign currency, at value(c)	404,678	532,388	5,314
Cash pledged:
Futures contracts	13,000	3,000	—
Receivables:
Investments sold	1,639,706	5,695,108	1,094,529
Variation margin on futures contracts	—	14,131	—
Capital shares sold	—	11,389,203	—
Dividends	2	518,356	—

Total assets	104,158,966	1,229,347,120	36,824,118

LIABILITIES
Payables:
Investments purchased	1,364,429	15,629,639	963,661
Variation margin on futures contracts	2,491	—	—
Investment advisory fees	42,718	644,384	15,229

Total liabilities	1,409,638	16,274,023	978,890

NET ASSETS	$102,749,328	$1,213,073,097	$35,845,228

NET ASSETS CONSIST OF:
Paid-in capital	$95,112,823	$947,232,169	$68,830,793
Accumulated earnings (loss)	7,636,505	265,840,928	(32,985,565)

NET ASSETS	$102,749,328	$1,213,073,097	$35,845,228

Shares outstanding	4,500,000	26,350,000	2,050,000

Net asset value	$22.83	$46.04	$17.49

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$68,832,526	$809,057,324	$29,219,440
(b) Investments, at cost — Affiliated	$150,000	$—	$20,000
(c) Foreign currency, at cost	$404,589	$532,388	$5,250

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$104,200	$1,586,923	$14,644,025	$599,425
Dividends — Affiliated	66	6	9,967	1,130
Interest — Unaffiliated	—	—	2,515	—
Securities lending income — Affiliated — net	2,877	—	899,896	403,230
Foreign taxes withheld	(27,738)	(146,413)	(619,739)	(4,140)

Total investment income	79,405	1,440,516	14,936,664	999,645

EXPENSES
Investment advisory fees	20,786	279,171	17,736,568	222,213
Commitment fees	—	481	19,090	—
Professional fees	217	217	217	217

Total expenses	21,003	279,869	17,755,875	222,430

Less:
Investment advisory fees waived	(8,874)	—	—	—

Total expenses after fees waived	12,129	279,869	17,755,875	222,430

Net investment income (loss)	67,276	1,160,647	(2,819,211)	777,215

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,236	(447,158)	(134,270,317)	(4,349,334)
Investments — Affiliated	(188)	—	(7,381)	(2,529)
In-kind redemptions — Unaffiliated	497,809	—	—	723,287
Futures contracts	—	(161,763)	(2,405,752)	(1,269)
Foreign currency transactions	503	132,328	4,477	(1,604)

Net realized gain (loss)	500,360	(476,593)	(136,678,973)	(3,631,449)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,511,352)	(14,379,280)	(1,038,539,469)	(11,305,111)
Investments — Affiliated	(121)	—	(39,846)	(2,171)
Futures contracts	—	114,240	1,488,876	(7,402)
Foreign currency translations	(484)	15,397	(22,695)	(286)

Net change in unrealized appreciation (depreciation)	(1,511,957)	(14,249,643)	(1,037,113,134)	(11,314,970)

Net realized and unrealized loss	(1,011,597)	(14,726,236)	(1,173,792,107)	(14,946,419)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(944,321)	$(13,565,589)	$(1,176,611,318)	$(14,169,204)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,620,528	$3,666,552	$615,952	$2,878,282
Dividends — Affiliated	19	10	6	1,478
Securities lending income — Affiliated — net	—	—	—	153,797
Foreign taxes withheld	(421,380)	(111,895)	(124,059)	(431,470)
IRS Compliance fee for foreign withholding tax claims	—	—	—	(30,909)

Total investment income	2,199,167	3,554,667	491,899	2,571,178

EXPENSES
Investment advisory fees	1,119,817	418,282	354,625	782,598
Professional fees	217	217	217	217

Total expenses	1,120,034	418,499	354,842	782,815

Net investment income	1,079,133	3,136,168	137,057	1,788,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(10,846,178)	(13,550,265)	(3,354,995)	(8,870,362)
Investments — Affiliated	—	—	—	(4,391)
In-kind redemptions — Unaffiliated	8,954,728	8,618,085	2,631,890	9,458,997
Futures contracts	(73,858)	(9,173)	(4,635)	(145,465)
Foreign currency transactions	(2,911)	(3,700)	1,396	(96,155)

Net realized gain (loss)	(1,968,219)	(4,945,053)	(726,344)	342,624

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	49,439,837	43,839,820	8,531,060	(66,430,243)
Investments — Affiliated	—	—	—	(1,909)
Futures contracts	(16,913)	(28,890)	(11,514)	(11,807)
Foreign currency translations	(11,972)	6,606	(9,501)	(56,586)

Net change in unrealized appreciation (depreciation)	49,410,952	43,817,536	8,510,045	(66,500,545)

Net realized and unrealized gain (loss)	47,442,733	38,872,483	7,783,701	(66,157,921)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,521,866	$42,008,651	$7,920,758	$(64,369,558)

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$928,294	$4,603,782	$54,629
Dividends — Affiliated	4	64	2
Foreign taxes withheld	—	(160,011)	—

Total investment income	928,298	4,443,835	54,631

EXPENSES
Investment advisory fees	263,377	3,659,394	80,672
Commitment fees	451	4,577	132
Professional fees	217	217	217

Total expenses	264,045	3,664,188	81,021

Net investment income (loss)	664,253	779,647	(26,390)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	321,541	(3,477,425)	1,138,494
Futures contracts	2,410	(8,631)	(2,461)
Foreign currency transactions	(39,678)	(53,820)	(1,687)

Net realized gain (loss)	284,273	(3,539,876)	1,134,346

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	13,276,340	124,009,106	3,988,348
Futures contracts	(6,077)	(33,924)	—
Foreign currency translations	468	99	104

Net change in unrealized appreciation (depreciation)	13,270,731	123,975,281	3,988,452

Net realized and unrealized gain	13,555,004	120,435,405	5,122,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,219,257	$121,215,052	$5,096,408

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares MSCI Argentina and Global Exposure ETF		iShares MSCI Brazil Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,276	$44,780	$1,160,647	$2,487,826
Net realized gain (loss)	500,360	229,623	(476,593)	6,485,872
Net change in unrealized appreciation (depreciation)	(1,511,957)	2,543,515	(14,249,643)	18,749,589

Net increase (decrease) in net assets resulting from operations	(944,321)	2,817,918	(13,565,589)	27,723,287

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(58,451)	(64,808)	(2,442,567)	(2,361,269)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,483,573)	(1,067,643)	19,224,165	(14,760,639)

NET ASSETS
Total increase (decrease) in net assets	(2,486,345)	1,685,467	3,216,009	10,601,379
Beginning of period	9,390,053	7,704,586	107,975,982	97,374,603

End of period	$6,903,708	$9,390,053	$111,191,991	$107,975,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI China ETF		iShares MSCI China Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,819,211)	$61,419,028	$777,215	$2,147,257
Net realized gain (loss)	(136,678,973)	89,362,120	(3,631,449)	16,601,968
Net change in unrealized appreciation (depreciation)	(1,037,113,134)	(537,758,595)	(11,314,970)	(8,325,517)

Net increase (decrease) in net assets resulting from operations	(1,176,611,318)	(386,977,447)	(14,169,204)	10,423,708

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,692,034)	(64,101,259)	(2,842,339)	(2,247,618)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,460,706,908	514,643,583	(4,888,344)	28,655,679

NET ASSETS
Total increase (decrease) in net assets	239,403,556	63,564,877	(21,899,887)	36,831,769
Beginning of period	6,182,469,016	6,118,904,139	88,820,849	51,989,080

End of period	$6,421,872,572	$6,182,469,016	$66,920,962	$88,820,849

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares MSCI Indonesia ETF		iShares MSCI Peru ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,079,133	$4,335,677	$3,136,168	$3,460,080
Net realized loss	(1,968,219)	(19,687,162)	(4,945,053)	(17,601,355)
Net change in unrealized appreciation (depreciation)	49,410,952	46,416,147	43,817,536	(9,103,638)

Net increase (decrease) in net assets resulting from operations	48,521,866	31,064,662	42,008,651	(23,244,913)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,830,791)	(4,987,704)	(3,197,453)	(2,273,885)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,994,087	5,989,055	70,893,350	39,083,845

NET ASSETS
Total increase in net assets	96,685,162	32,066,013	109,704,548	13,565,047
Beginning of period	351,957,720	319,891,707	95,861,770	82,296,723

End of period	$448,642,882	$351,957,720	$205,566,318	$95,861,770

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Philippines ETF		iShares MSCI Poland ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$137,057	$1,131,105	$1,788,363	$2,087,648
Net realized gain (loss)	(726,344)	(10,531,238)	342,624	(13,048,272)
Net change in unrealized appreciation (depreciation)	8,510,045	23,537,100	(66,500,545)	79,176,026

Net increase (decrease) in net assets resulting from operations	7,920,758	14,136,967	(64,369,558)	68,215,402

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(452,910)	(1,185,812)	(2,982,099)	(2,299,648)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	28,183,678	(6,414,725)	(6,364,058)	(35,363,332)

NET ASSETS
Total increase (decrease) in net assets	35,651,526	6,536,430	(73,715,715)	30,552,422
Beginning of period	125,043,197	118,506,767	284,146,235	253,593,813

End of period	$160,694,723	$125,043,197	$210,430,520	$284,146,235

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets (continued)

	iShares MSCI Qatar ETF		iShares MSCI Saudi Arabia ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$664,253	$1,764,915	$779,647	$14,061,663
Net realized gain (loss)	284,273	(341,109)	(3,539,876)	1,956,363
Net change in unrealized appreciation (depreciation)	13,270,731	9,448,605	123,975,281	244,575,468

Net increase in net assets resulting from operations	14,219,257	10,872,411	121,215,052	260,593,494

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(278,602)	(1,877,384)	(6,678,052)	(9,483,509)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,574,718	(9,984,547)	199,852,440	130,945,034

NET ASSETS
Total increase (decrease) in net assets	16,515,373	(989,520)	314,389,440	382,055,019
Beginning of period	86,233,955	87,223,475	898,683,657	516,628,638

End of period	$102,749,328	$86,233,955	$1,213,073,097	$898,683,657

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI UAE ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(26,390)	$752,809
Net realized gain (loss)	1,134,346	(1,734,153)
Net change in unrealized appreciation (depreciation)	3,988,452	5,887,761

Net increase in net assets resulting from operations	5,096,408	4,906,417

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(523,297)	(741,238)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,554,587	(18,624,637)

NET ASSETS
Total increase (decrease) in net assets	12,127,698	(14,459,458)
Beginning of period	23,717,530	38,176,988

End of period	$35,845,228	$23,717,530

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Argentina and Global Exposure ETF

	Six Months Ended						Period From
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	04/25/17	(a)
							to 08/31/17

Net asset value, beginning of period	$31.30		$22.01	$19.34	$22.20	$25.71	$25.23

Net investment income(b)	0.26		0.15	0.17	0.27	0.63	0.03
Net realized and unrealized gain (loss)(c)		(3.72)	9.36	2.65	(2.88)	(3.61)	0.46

Net increase (decrease) from investment operations		(3.46)	9.51	2.82	(2.61)	(2.98)	0.49

Distributions(d)
From net investment income		(0.23)	(0.22)	(0.15)	(0.25)	(0.53)		(0.01)

Total distributions		(0.23)	(0.22)	(0.15)	(0.25)	(0.53)		(0.01)

Net asset value, end of period	$27.61		$31.30	$22.01	$19.34	$22.20	$25.71

Total Return(e)

Based on net asset value	(10.97	)%(f)	43.35%	14.65%	(12.05)%	(12.00)%	2.00	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.59%	0.59%	0.59%	0.59%	0.59	%(h)

Total expenses after fees waived	0.34	%(h)	0.24%	0.24%	0.45%	0.59%	0.59	%(h)

Net investment income	1.91	%(h)	0.59%	0.85%	1.14%	2.22%	0.34	%(h)

Supplemental Data
Net assets, end of period (000)	$6,904		$9,390	$7,705	$8,704	$22,203	$15,428

Portfolio turnover rate(i)	25	%(f)	30%	51%	27%	42%	17	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$17.42		$13.62		$16.92		$11.87		$16.19		$11.51

Net investment income(a)	0.17		0.37		0.23		0.50		0.40		0.36
Net realized and unrealized gain (loss)(b)		(2.68)	3.79		(3.30)		5.15		(4.01)		4.74

Net increase (decrease) from investment operations		(2.51)	4.16		(3.07)		5.65		(3.61)		5.10

Distributions(c)
From net investment income		(0.38)	(0.36)		(0.23)		(0.60)		(0.71)		(0.42)

Total distributions		(0.38)	(0.36)		(0.23)		(0.60)		(0.71)		(0.42)

Net asset value, end of period	$14.53		$17.42		$13.62		$16.92		$11.87		$16.19

Total Return(d)

Based on net asset value	(14.25	)%(e)	30.34%		(18.40)%		48.35%		(22.95)%		45.92%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	2.39	%(g)	2.26%		1.51%		3.26%		2.55%		2.76%

Supplemental Data
Net assets, end of period (000)	$111,192		$107,976		$97,375		$106,588		$48,679		$62,316

Portfolio turnover rate(h)	19	%(e)(i)	40	%(i)	65	%(i)	47	%(i)	67	%(i)	58	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		19%	39%		26%		30%		25%		26%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$70.90		$75.92	$56.43	$60.85	$62.06	$46.87

Net investment income (loss)(a)		(0.03)	0.74	0.90	0.95	1.05	0.86
Net realized and unrealized gain (loss)(b)		(11.80)	(4.98)	19.40	(4.49)	(1.10)	14.94

Net increase (decrease) from investment operations		(11.83)	(4.24)	20.30	(3.54)	(0.05)	15.80

Distributions(c)
From net investment income		(0.48)	(0.78)	(0.81)	(0.88)	(1.16)	(0.61)

Total distributions		(0.48)	(0.78)	(0.81)	(0.88)	(1.16)	(0.61)

Net asset value, end of period	$58.59		$70.90	$75.92	$56.43	$60.85	$62.06

Total Return(d)
Based on net asset value	(16.74	)%(e)	(5.69)%	36.29%	(5.76)%	(0.22)%	34.13%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income (loss)	(0.09	)%(g)	0.93%	1.43%	1.63%	1.57%	1.70%

Supplemental Data
Net assets, end of period (000)	$6,421,873		$6,182,469	$6,118,904	$3,588,927	$3,444,143	$2,594,247

Portfolio turnover rate(h)	3	%(e)	18%	16%	14%	14%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$53.83		$45.21	$38.46	$47.23	$48.50	$43.79

Net investment income(a)	0.49		1.50	1.46	1.39	1.51	1.22
Net realized and unrealized gain (loss)(b)		(9.37)	8.86	6.48	(7.78)	(1.14)	5.21

Net increase (decrease) from investment operations		(8.88)	10.36	7.94	(6.39)	0.37	6.43

Distributions(c)
From net investment income		(1.78)	(1.74)	(1.19)	(2.38)	(1.64)	(1.72)

Total distributions		(1.78)	(1.74)	(1.19)	(2.38)	(1.64)	(1.72)

Net asset value, end of period	$43.17		$53.83	$45.21	$38.46	$47.23	$48.50

Total Return(d)
Based on net asset value	(16.81	)%(e)	23.33%	21.21%	(13.60)%	0.58%	15.29%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	2.01	%(g)	2.82%	3.70%	3.26%	2.91%	2.72%

Supplemental Data
Net assets, end of period (000)	$66,921		$88,821	$51,989	$19,230	$25,977	$21,825

Portfolio turnover rate(h)	37	%(e)	51%	39%	38%	63%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$21.33		$19.69	$25.22	$23.57	$26.89	$25.82

Net investment income(a)	0.06		0.27	0.36	0.41	0.43	0.31
Net realized and unrealized gain (loss)(b)	2.96		1.68	(5.66)	1.70	(3.27)	1.11

Net increase (decrease) from investment operations	3.02		1.95	(5.30)	2.11	(2.84)	1.42

Distributions(c)
From net investment income		(0.16)	(0.31)	(0.23)	(0.46)	(0.48)	(0.35)

Total distributions		(0.16)	(0.31)	(0.23)	(0.46)	(0.48)	(0.35)

Net asset value, end of period	$24.19		$21.33	$19.69	$25.22	$23.57	$26.89

Total Return(d)
Based on net asset value	14.19	%(e)	9.88%	(21.04)%	9.00%	(10.67)%	5.53%

Ratios to Average Net Assets(f)
Total expenses	0.57	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	0.55	%(g)	1.26%	1.65%	1.64%	1.63%	1.22%

Supplemental Data
Net assets, end of period (000)	$448,643		$351,958	$319,892	$402,185	$414,758	$501,411

Portfolio turnover rate(h)	9	%(e)	10%	13%	12%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$27.00		$31.65	$34.11	$37.44	$37.54	$32.79

Net investment income(a)	0.65		0.79	0.69	0.85	1.09	0.46
Net realized and unrealized gain (loss)(b)	7.57		(5.00)	(2.34)	(3.36)	(0.06)	4.99

Net increase (decrease) from investment operations	8.22		(4.21)	(1.65)	(2.51)	1.03	5.45

Distributions(c)
From net investment income		(0.67)	(0.44)	(0.81)	(0.82)	(1.13)	(0.70)

Total distributions		(0.67)	(0.44)	(0.81)	(0.82)	(1.13)	(0.70)

Net asset value, end of period	$34.55		$27.00	$31.65	$34.11	$37.44	$37.54

Total Return(d)
Based on net asset value	30.95	%(e)	(13.49)%	(4.78)%	(6.75)%	2.60%	16.89%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	4.31	%(g)	2.42%	2.15%	2.33%	2.65%	1.37%

Supplemental Data
Net assets, end of period (000)	$205,566		$95,862	$82,297	$163,738	$164,717	$170,794

Portfolio turnover rate(h)	14	%(e)	33%	26%	18%	11%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$30.50		$26.63	$34.45	$33.08	$35.88	$39.19

Net investment income(a)	0.04		0.26	0.17	0.28	0.14	0.15
Net realized and unrealized gain (loss)(b)	2.04		3.90	(7.80)	1.35	(2.79)	(3.26)

Net increase (decrease) from investment operations	2.08		4.16	(7.63)	1.63	(2.65)	(3.11)

Distributions(c)
From net investment income		(0.12)	(0.29)	(0.19)	(0.26)	(0.15)	(0.20)

Total distributions		(0.12)	(0.29)	(0.19)	(0.26)	(0.15)	(0.20)

Net asset value, end of period	$32.46		$30.50	$26.63	$34.45	$33.08	$35.88

Total Return(d)
Based on net asset value	6.83	%(e)	15.57%	(22.16)%	4.93%	(7.40)%	(7.87)%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	0.22	%(g)	0.87%	0.57%	0.83%	0.40%	0.42%

Supplemental Data
Net assets, end of period (000)	$160,695		$125,043	$118,507	$217,028	$172,013	$172,245

Portfolio turnover rate(h)	6	%(e)	20%	16%	8%	8%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$23.10		$18.24		$20.68		$24.31		$27.33		$18.06

Net investment income(a)	0.14		0.16	(b)	0.17	(b)	0.65	(b)	0.33	(b)	0.45	(b)
Net realized and unrealized gain (loss)(c)		(5.03)	4.86		(1.95)		(3.93)		(2.90)		9.25

Net increase (decrease) from investment operations		(4.89)	5.02		(1.78)		(3.28)		(2.57)		9.70

Distributions(d)
From net investment income		(0.22)	(0.16)		(0.66)		(0.35)		(0.45)		(0.43)

Total distributions		(0.22)	(0.16)		(0.66)		(0.35)		(0.45)		(0.43)

Net asset value, end of period	$17.99		$23.10		$18.24		$20.68		$24.31		$27.33

Total Return(e)
Based on net asset value	(21.31	)%(f)	27.65	%(b)	(8.76	)%(b)	(13.64	)%(b)	(9.53	)%(b)	54.79	%(b)

Ratios to Average Net Assets(g)
Total expenses	0.57	%(h)	0.61%		0.78%		0.61%		0.63%		0.63%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	1.31	%(h)	0.80	%(b)	0.93	%(b)	2.81	%(b)	1.28	%(b)	2.07	%(b)

Supplemental Data
Net assets, end of period (000)	$210,431		$284,146		$253,594		$260,578		$263,758		$363,537

Portfolio turnover rate(i)	5	%(f)	22%		15%		5%		7%		6%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017, respectively:

• Net investment income per share by $0.07, $0.28, $0.05, $0.08 and $0.03, respectively.
• Total return by 0.38%, 1.40%, 0.21%, 0.41% and 0.11%, respectively.
• Ratio of net investment income to average net assets by 0.34%, 1.54%, 0.22%, 0.32% and 0.14%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$19.60		$17.62		$17.44		$17.82		$16.19		$20.18

Net investment income(a)	0.15		0.37		0.56		0.64		0.66		0.57
Net realized and unrealized gain (loss)(b)	3.14		2.03		0.11		(0.26)		1.71		(3.90)

Net increase (decrease) from investment operations	3.29		2.40		0.67		0.38		2.37		(3.33)

Distributions(c)
From net investment income		(0.06)	(0.42)		(0.45)		(0.76)		(0.74)		(0.66)
Return of capital	—		—		(0.04)		—		—		—

Total distributions		(0.06)	(0.42)		(0.49)		(0.76)		(0.74)		(0.66)

Net asset value, end of period	$22.83		$19.60		$17.62		$17.44		$17.82		$16.19

Total Return(d)
Based on net asset value	16.83	%(e)	13.70%		4.10%		1.98%		14.96%		(16.52)%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	1.45	%(g)	1.98%		3.31%		3.48%		4.09%		3.05%

Supplemental Data
Net assets, end of period (000)	$102,749		$86,234		$87,223		$50,576		$55,253		$49,390

Portfolio turnover rate(h)	18	%(e)(i)	26	%(i)	24	%(i)	33	%(i)	58	%(i)	47	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		4%	9%		14%		23%		22%		20%

See notes to financial statements.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$41.22		$28.70		$30.21		$29.72		$26.15		$21.52

Net investment income(a)	0.03		0.71		0.57		1.11		1.28		0.91
Net realized and unrealized gain (loss)(b)	5.07		12.27		(1.26)		0.12		2.92		4.24

Net increase (decrease) from investment operations	5.10		12.98		(0.69)		1.23		4.20		5.15

Distributions(c)
From net investment income		(0.28)	(0.46)		(0.82)		(0.74)		(0.63)		(0.52)

Total distributions		(0.28)	(0.46)		(0.82)		(0.74)		(0.63)		(0.52)

Net asset value, end of period	$46.04		$41.22		$28.70		$30.21		$29.72		$26.15

Total Return(d)
Based on net asset value	12.48	%(e)	45.37%		(2.21)%		4.14%		16.23%		24.06%

Ratios to Average Net Assets(f)
Total expenses	0.74	%(g)	0.74%		0.74%		0.74%		0.74%		0.74%

Net investment income	0.16	%(g)	2.06%		2.03%		3.46%		4.31%		3.68%

Supplemental Data
Net assets, end of period (000)	$1,213,073		$898,684		$516,629		$646,591		$257,099		$18,306

Portfolio turnover rate(h)	8	%(e)(i)	13	%(i)	64	%(i)	82	%(i)	20	%(i)	21	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		3%	6%		20%		14%		10%		21%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$14.82		$10.91	$14.09	$15.61	$17.74	$17.15

Net investment income (loss)(a)		(0.01)	0.46	0.53	0.57	0.70	0.50
Net realized and unrealized gain (loss)(b)	2.96		3.96	(3.16)	(1.54)	(2.04)	0.72

Net increase (decrease) from investment operations	2.95		4.42	(2.63)	(0.97)	(1.34)	1.22

Distributions(c)
From net investment income		(0.28)	(0.51)	(0.55)	(0.55)	(0.79)	(0.63)

Total distributions		(0.28)	(0.51)	(0.55)	(0.55)	(0.79)	(0.63)

Net asset value, end of period	$17.49		$14.82	$10.91	$14.09	$15.61	$17.74

Total Return(d)
Based on net asset value	19.96	%(e)	40.74%	(18.43)%	(5.95)%	(7.55)%	7.33%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income (loss)	(0.19	)%(g)	3.61%	4.46%	3.95%	4.18%	2.94%

Supplemental Data
Net assets, end of period (000)	$35,845		$23,718	$38,177	$45,807	$39,018	$49,663

Portfolio turnover rate(h)	21	%(e)	112%	67%	55%	33%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Argentina and Global Exposure	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Argentina and Global Exposure
BNP Paribas SA	$1,213,402	$1,213,402		$—	$—
BofA Securities, Inc.	143,037	143,037		—	—
Citigroup Global Markets, Inc.	754	754		—	—
J.P. Morgan Securities LLC	75,954	75,954		—	—
Scotia Capital (USA), Inc.	172,650	172,650		—	—
Toronto Dominion Bank	6,024	6,024		—	—
UBS AG	191,326	191,326		—	—
UBS Securities LLC	16,629	16,629		—	—

	$1,819,776	$1,819,776		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI China
Barclays Bank PLC	$589,245	$589,245		$—	$—
Barclays Capital, Inc.	4,826,898	4,826,898		—	—
BNP Paribas SA	6,463,823	6,463,823		—	—
BofA Securities, Inc.	17,268,254	17,268,254		—	—
Citigroup Global Markets, Inc.	9,476,035	9,476,035		—	—
Credit Suisse Securities (USA) LLC	983,147	983,147		—	—
Goldman Sachs & Co. LLC	7,073,572	7,073,572		—	—
HSBC Bank PLC	313,107	313,107		—	—
J.P. Morgan Securities LLC	2,701,066	2,701,066		—	—
Macquarie Bank Ltd.	4,686,660	4,686,660		—	—
Morgan Stanley	57,537,360	57,537,360		—	—
National Financial Services LLC	58,374	58,374		—	—
RBC Capital Markets LLC	74,934	74,934		—	—
State Street Bank & Trust Co.	103,720	103,720		—	—
Toronto Dominion Bank	1,236,417	1,236,417		—	—
UBS AG	5,750,954	5,384,251		—	(366,703	)(b)
UBS Securities LLC	152,542	152,542		—	—
Wells Fargo Securities LLC	193,296	193,296		—	—

	$119,489,404	$119,122,701		$—	$(366,703)

MSCI China Small-Cap
Barclays Bank PLC	$407,730	$407,730		$—	$—
Barclays Capital, Inc.	351,521	351,521		—	—
BNP Paribas SA	459,175	459,175		—	—
BofA Securities, Inc.	2,116,702	2,116,702		—	—
Citigroup Global Markets, Inc.	407,816	407,816		—	—
Credit Suisse Securities (USA) LLC	228,078	228,078		—	—
Goldman Sachs & Co. LLC	2,575,835	2,575,835		—	—
J.P. Morgan Securities LLC	2,579,875	2,579,875		—	—
Macquarie Bank Ltd.	468,863	468,863		—	—
Morgan Stanley	2,936,543	2,936,543		—	—
National Financial Services LLC	115,897	115,897		—	—
Scotia Capital (USA), Inc.	366,397	366,397		—	—
SG Americas Securities LLC	7,418	7,418		—	—
UBS AG	408	408		—	—
UBS Securities LLC	463,438	463,438		—	—

	$13,485,696	$13,485,696		$—	$—

MSCI Poland
BofA Securities, Inc.	$2,854,176	$2,854,176		$—	$—
Goldman Sachs & Co. LLC	4,646,470	4,646,470		—	—
J.P. Morgan Securities LLC	370,133	370,133		—	—
Morgan Stanley	9,110,465	9,110,465		—	—

	$16,981,244	$16,981,244		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

MSCI Argentina and Global Exposure	0.59%
MSCI Saudi Arabia	0.74

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the iShares MSCI Argentina and Global Exposure ETF’s total annual operating expenses after fee waiver to 0.24%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2021. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time. The voluntary waiver was discontinued after December 31, 2021.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MSCI Argentina and Global Exposure	$8,874

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Argentina and Global Exposure	$781
MSCI China	232,044
MSCI China Small-Cap	92,230
MSCI Poland	37,321

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Argentina and Global Exposure	$404,104	$—	$—
MSCI China	13,847,224	17,981,064	(20,860,290)
MSCI China Small-Cap	8,538,595	2,803,195	717,066
MSCI Peru	1,666,808	2,467,968	(2,015,184)
MSCI Poland	5,859,309	1,237,718	(665,261)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Argentina and Global Exposure	$1,761,447	$2,041,450
MSCI Brazil Small-Cap	37,106,143	19,322,098
MSCI China	1,470,460,753	199,154,629
MSCI China Small-Cap	28,880,454	28,915,999
MSCI Indonesia	39,152,958	35,594,571
MSCI Peru	27,617,932	20,915,483
MSCI Philippines	8,202,043	7,738,780
MSCI Poland	12,959,456	15,656,567
MSCI Qatar	18,591,174	16,241,848
MSCI Saudi Arabia	273,686,622	79,622,420
MSCI UAE	12,914,589	6,037,662

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Argentina and Global Exposure	$—	$1,188,715
MSCI China	177,982,046	—
MSCI China Small-Cap	257,286	6,639,894
MSCI Indonesia	111,884,802	66,957,386
MSCI Peru	140,750,080	76,233,987
MSCI Philippines	69,901,541	42,123,737
MSCI Poland	93,491,502	99,498,541
MSCI UAE	35,106	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Argentina and Global Exposure	$4,727,042
MSCI Brazil Small-Cap	55,778,419
MSCI China	649,443,403
MSCI China Small-Cap	4,605,075
MSCI Indonesia	161,291,249
MSCI Peru	140,440,764
MSCI Philippines	60,067,144
MSCI Poland	121,342,231
MSCI Qatar	18,006,638
MSCI Saudi Arabia	65,216,720
MSCI UAE	36,039,405

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Argentina and Global Exposure	$11,434,186	$723,406	$(3,384,582)	$(2,661,176)
MSCI Brazil Small-Cap	111,796,848	20,470,886	(21,698,469)	(1,227,583)
MSCI China	6,729,058,503	975,873,702	(1,164,444,406)	(188,570,704)
MSCI China Small-Cap	102,956,405	5,830,490	(27,355,768)	(21,525,278)
MSCI Indonesia	516,374,084	35,384,004	(103,918,037)	(68,534,033)
MSCI Peru	219,313,323	8,703,017	(23,235,058)	(14,532,041)
MSCI Philippines	182,610,579	4,115,725	(26,166,261)	(22,050,536)
MSCI Poland	327,733,098	1,265,956	(98,915,345)	(97,649,389)
MSCI Qatar	77,394,886	33,278,159	(8,584,155)	24,694,004
MSCI Saudi Arabia	875,678,522	403,379,717	(68,286,275)	335,093,442
MSCI UAE	33,776,492	11,086,132	(9,140,307)	1,945,825

9.	LINE OF CREDIT

The iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements  (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Argentina and Global Exposure
Shares redeemed	(50,000)	$(1,483,573)	(50,000)	$(1,067,643)

MSCI Brazil Small-Cap
Shares sold	1,450,000	$19,224,165	50,000	$1,032,617
Shares redeemed	—	—	(1,000,000)	(15,793,256)

Net increase (decrease)	1,450,000	$19,224,165	(950,000)	$(14,760,639)

MSCI China
Shares sold	22,400,000	$1,460,706,908	12,600,000	$1,029,902,450
Shares redeemed	—	—	(6,000,000)	(515,258,867)

Net increase	22,400,000	$1,460,706,908	6,600,000	$514,643,583

MSCI China Small-Cap
Shares sold	50,000	$2,296,743	1,200,000	$67,193,631
Shares redeemed	(150,000)	(7,185,087)	(700,000)	(38,537,952)

Net increase (decrease)	(100,000)	$(4,888,344)	500,000	$28,655,679

MSCI Indonesia
Shares sold	5,050,000	$120,265,415	6,350,000	$136,719,963
Shares redeemed	(3,000,000)	(69,271,328)	(6,100,000)	(130,730,908)

Net increase	2,050,000	$50,994,087	250,000	$5,989,055

MSCI Peru
Shares sold	5,050,000	$150,964,981	4,650,000	$150,213,900
Shares redeemed	(2,650,000)	(80,071,631)	(3,700,000)	(111,130,055)

Net increase	2,400,000	$70,893,350	950,000	$39,083,845

MSCI Philippines
Shares sold	2,200,000	$70,428,839	1,150,000	$36,356,001
Shares redeemed	(1,350,000)	(42,245,161)	(1,500,000)	(42,770,726)

Net increase (decrease)	850,000	$28,183,678	(350,000)	$(6,414,725)

MSCI Poland
Shares sold	4,200,000	$94,194,809	5,200,000	$94,082,451
Shares redeemed	(4,800,000)	(100,558,867)	(6,800,000)	(129,445,783)

Net decrease	(600,000)	$(6,364,058)	(1,600,000)	$(35,363,332)

MSCI Qatar
Shares sold	750,000	$16,010,889	900,000	$16,893,879
Shares redeemed	(650,000)	(13,436,171)	(1,450,000)	(26,878,426)

Net increase (decrease)	100,000	$2,574,718	(550,000)	$(9,984,547)

MSCI Saudi Arabia
Shares sold	5,750,000	$253,229,563	5,350,000	$178,705,972
Shares redeemed	(1,200,000)	(53,377,123)	(1,550,000)	(47,760,938)

Net increase	4,550,000	$199,852,440	3,800,000	$130,945,034

MSCI UAE
Shares sold	450,000	$7,554,587	1,600,000	$21,193,301
Shares redeemed	—	—	(3,500,000)	(39,817,938)

Net increase (decrease)	450,000	$7,554,587	(1,900,000)	$(18,624,637)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements  (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Argentina and Global Exposure ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Brazil Small-Cap(a)	$0.343545	$—	$0.032206	$0.375751	91%	—%	9%	100%
MSCI Indonesia(a)	0.140026	—	0.023132	0.163158	86	—	14	100
MSCI Peru(a)	0.468040	—	0.198096	0.666136	70	—	30	100
MSCI Philippines(a)	0.109634	—	0.008005	0.117639	93	—	7	100
MSCI Qatar(a)	0.028816	—	0.029837	0.058653	49	—	51	100
MSCI UAE(a)	0.278215	—	0.004648	0.282863	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	89

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	91

Want to know more?

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This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Denmark ETF | EDEN | Cboe BZX
•	iShares MSCI Finland ETF | EFNL | Cboe BZX
•	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX
•	iShares MSCI Ireland ETF | EIRL | NYSE Arca
•	iShares MSCI Kuwait ETF | KWT | Cboe BZX
•	iShares MSCI New Zealand ETF | ENZL | NASDAQ
•	iShares MSCI Norway ETF | ENOR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.01)%	4.76%	14.73%	14.37%	4.76%	98.80%	282.98%
Fund Market	(14.55)	4.93	14.68	14.29	4.93	98.38	280.28
Index	(13.40)	5.47	15.14	14.72	5.47	102.33	294.80

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$859.90	$2.44		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	38.7%
Industrials	28.1
Financials	10.3
Consumer Staples	6.3
Utilities	5.4
Materials	5.2
Consumer Discretionary	2.9
Information Technology	2.3
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novo Nordisk A/S, Class B	22.8%
DSV A/S	8.4
Vestas Wind Systems A/S	7.3
Orsted AS	5.4
Genmab A/S	4.5
Coloplast A/S, Class B	4.2
AP Moller - Maersk A/S, Class B	4.0
Carlsberg A/S, Class B	3.5
Novozymes A/S, Class B	3.2
Danske Bank A/S	2.9

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(20.44)%	(7.36)%	7.91%	7.53%	(7.36)%	46.30%	106.59%
Fund Market	(21.10)	(7.73)	7.82	7.45	(7.73)	45.74	105.24
Index	(19.64)	(7.01)	7.54	7.12	(7.01)	43.81	98.93

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$795.60	$2.36		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	23.9%
Materials	19.0
Information Technology	18.4
Financials	12.2
Communication Services	5.4
Energy	4.4
Consumer Staples	4.0
Utilities	3.9
Health Care	3.7
Consumer Discretionary	3.3
Real Estate	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nokia Oyj	14.9%
Sampo Oyj, Class A	11.6
Kone Oyj, Class B	9.9
UPM-Kymmene Oyj	9.0
Stora Enso Oyj, Class R	4.4
Neste Oyj	4.4
Elisa Oyj	4.0
Fortum Oyj	3.9
Kesko Oyj, Class B	3.9
Wartsila OYJ Abp	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Germany Small-Cap ETF

Investment Objective

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.52)%	(6.81)%	12.25%	11.84%	(6.81)%	78.20%	206.14%
Fund Market	(15.17)	(7.25)	12.22	11.77	(7.25)	77.93	204.37
Index	(13.78)	(6.04)	12.37	11.77	(6.04)	79.13	204.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$854.80	$2.71		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	27.3%
Information Technology	14.2
Materials	11.6
Health Care	9.8
Communication Services	9.4
Consumer Discretionary	8.5
Real Estate	7.8
Financials	5.8
Consumer Staples	2.8
Energy	1.4
Utilities	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Rheinmetall AG	4.3%
K+S AG	3.3
thyssenkrupp AG	2.9
Evotec SE	2.7
CTS Eventim AG & Co. KGaA	2.7
TAG Immobilien AG	2.5
Aurubis AG	2.4
Hugo Boss AG	2.4
Freenet AG	2.3
Befesa SA	1.9

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.54)%	3.01%	7.29%	10.50%	3.01%	42.15%	171.42%
Fund Market	(16.19)	1.85	7.04	10.40	1.85	40.53	168.85
Index	(14.18)	3.82	7.72	11.01	3.82	45.05	184.17

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$854.60	$2.25		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	25.5%
Consumer Discretionary	21.0
Consumer Staples	19.9
Industrials	13.5
Financials	8.8
Health Care	7.3
Real Estate	4.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
CRH PLC	20.9%
Flutter Entertainment PLC, Class DI	13.9
Kerry Group PLC, Class A	10.0
ICON PLC	4.7
Glanbia PLC	4.7
Kingspan Group PLC	4.5
Grafton Group PLC	4.4
Smurfit Kappa Group PLC	4.4
Bank of Ireland Group PLC	4.3
Ryanair Holdings PLC	4.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Kuwait ETF

Investment Objective

The iShares MSCI Kuwait ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Kuwait,as defined by the index provider, as represented by the MSCI All Kuwait Select Size Liquidity Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.95%	41.95%	35.49%	41.95%	57.52%
Fund Market	15.20	42.43	36.06	42.43	58.51
Index	14.80	42.40	35.94	42.40	58.36

The inception date of the Fund was 9/1/20. The first day of secondary market trading was 9/3/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,149.50	$3.94		$1,000.00	$1,021.10	$3.71		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	66.3%
Industrials	13.1
Real Estate	6.8
Communication Services	4.4
Materials	3.5
Consumer Discretionary	2.4
Utilities	1.2
Energy	1.2
Consumer Staples	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
National Bank of Kuwait SAKP	22.2%
Kuwait Finance House KSCP	17.1
Ahli United Bank BSC	5.4
Agility Public Warehousing Co. KSC	4.4
Mobile Telecommunications Co. KSCP	4.4
Gulf Bank KSCP	3.5
Mabanee Co. KPSC	3.3
National Industries Group Holding SAK	2.5
Humansoft Holding Co. KSC	2.4
Warba Bank KSCP	2.3

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2022	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.91)%	(12.04)%	7.89%	10.15%	(12.04)%	46.20%	162.89%
Fund Market	(12.44)	(10.70)	8.00	10.31	(10.70)	46.96	166.78
Index	(13.07)	(12.12)	8.28	10.54	(12.12)	48.82	172.30

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$870.90	$2.27		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	26.5%
Utilities	22.6
Industrials	15.8
Communication Services	13.4
Real Estate	9.7
Consumer Staples	5.5
Consumer Discretionary	2.8
Energy	2.5
Information Technology	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fisher & Paykel Healthcare Corp. Ltd.	17.6%
Auckland International Airport Ltd.	9.9
Spark New Zealand Ltd.	9.4
Meridian Energy Ltd.	7.2
a2 Milk Co. Ltd. (The)	4.8
Ryman Healthcare Ltd.	4.6
Infratil Ltd.	4.6
Fletcher Building Ltd.	4.5
Contact Energy Ltd.	4.5
Mercury NZ Ltd.	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.67%	14.33%	8.17%	2.78%	14.33%	48.11%	31.50%
Fund Market	1.96	14.19	8.17	2.75	14.19	48.12	31.17
Index	3.12	15.05	8.67	3.13	15.05	51.51	36.14

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.70	$2.66		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Energy	21.8%
Financials	20.1
Consumer Staples	16.3
Materials	12.9
Industrials	11.6
Communication Services	9.8
Information Technology	4.6
Utilities	1.1
Other (each representing less than 1%)	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Equinor ASA	16.0%
DNB Bank ASA	10.9
Norsk Hydro ASA	6.6
Mowi ASA	5.9
Telenor ASA	5.4
Yara International ASA	4.4
Orkla ASA	3.7
Tomra Systems ASA	2.9
Gjensidige Forsikring ASA	2.6
Nordic Semiconductor ASA	2.4

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 8.3%
DSV A/S	71,256	$13,115,141

Banks — 6.6%
Danske Bank A/S	269,191	4,559,561
Jyske Bank A/S, Registered(a)	31,974	1,733,427
Ringkjoebing Landbobank A/S	14,507	1,803,361
Spar Nord Bank A/S	79,127	1,050,774
Sydbank AS	39,163	1,274,161

		10,421,284

Beverages — 4.9%
Carlsberg A/S, Class B	37,524	5,502,881
Royal Unibrew A/S	21,419	2,270,848

		7,773,729

Biotechnology — 5.4%
Bavarian Nordic A/S(a)(b)	35,984	904,095
Genmab A/S(a)	20,917	7,030,126
Zealand Pharma A/S(a)	35,617	546,261

		8,480,482

Building Products — 0.9%
Rockwool International A/S, Class B	4,000	1,371,242

Chemicals — 5.2%
Chr Hansen Holding A/S	42,417	3,092,381
Novozymes A/S, Class B	77,478	5,085,082

		8,177,463

Commercial Services & Supplies — 0.9%
ISS A/S(a)	81,430	1,486,402

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	19,791	781,983

Electric Utilities — 5.3%
Orsted AS(c)	65,461	8,471,576

Electrical Equipment — 8.0%
NKT A/S(a)	26,304	1,103,368
Vestas Wind Systems A/S	356,624	11,499,945

		12,603,313

Energy Equipment & Services — 0.6%
Drilling Co. of 1972 A/S (The)(a)	23,648	929,177

Food Products — 0.6%
Schouw & Co. A/S	10,668	930,146

Health Care Equipment & Supplies — 8.0%
Ambu A/S, Class B(b)	76,180	1,404,817
Coloplast A/S, Class B	43,690	6,572,639
Demant A/S(a)	47,524	2,008,394
GN Store Nord AS	50,992	2,695,595

		12,681,445

Health Care Technology — 0.1%
NNIT A/S(c)	16,915	242,354

Insurance — 3.7%
Alm Brand A/S	607,278	989,874
Topdanmark AS	26,439	1,510,194
Tryg A/S	145,601	3,294,340

		5,794,408

Security	Shares	Value

IT Services — 0.2%
Trifork Holding AG, NVS(a)	12,023	$365,521

Life Sciences Tools & Services — 0.7%
Chemometec A/S	9,380	1,094,896

Machinery — 1.2%
FLSmidth & Co. A/S	38,377	1,101,763
Nilfisk Holding A/S(a)	25,302	849,409

		1,951,172

Marine — 7.3%
AP Moller - Maersk A/S, Class A	1,108	3,322,302
AP Moller - Maersk A/S, Class B, NVS	2,001	6,330,187
D/S Norden A/S	32,443	846,302
Dfds A/S(a)	22,739	1,056,916

		11,555,707

Oil, Gas & Consumable Fuels — 0.2%
TORM PLC, Class A(a)(b)	32,926	266,750

Pharmaceuticals — 24.2%
ALK-Abello A/S(a)	3,520	1,347,001
H Lundbeck A/S	44,253	1,073,848
Novo Nordisk A/S, Class B	346,390	35,845,616

		38,266,465

Road & Rail — 0.4%
NTG Nordic Transport Group A/S, Class A(a)	9,202	579,380

Software — 2.0%
cBrain A/S	11,984	367,806
Netcompany Group A/S(c)	18,398	1,212,271
SimCorp A/S	18,375	1,659,447

		3,239,524

Specialty Retail — 0.4%
Matas A/S	44,054	640,254

Textiles, Apparel & Luxury Goods — 2.5%
Pandora A/S	38,759	3,968,817

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(c)	50,527	1,139,400

Trading Companies & Distributors — 0.5%
Solar A/S, Class B	6,605	768,534

Total Common Stocks — 99.3% (Cost: $151,780,019)		157,096,565

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	2,366,467	2,366,940

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	60,000	$60,000

		2,426,940

Total Short-Term Investments — 1.5% (Cost: $2,427,107)	2,426,940

Total Investments in Securities — 100.8% (Cost: $154,207,126)		159,523,505

Other Assets, Less Liabilities — (0.8)%		(1,216,819)

Net Assets — 100.0%		$158,306,686

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,386,728	$—	$(1,018,609	)(a)	$(1,046)	$(133)	$2,366,940	2,366,467	$26,552	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(30,000	)(a)	—	—	60,000	60,000	4		—

					$(1,046)	$(133)	$2,426,940		$26,556		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMX Copenhagen 25 Index	45	03/18/22	$1,173	$12,395

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,395

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Denmark ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(155,909)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$19,655

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,149,411

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$640,254	$156,456,311	$—	$157,096,565
Money Market Funds	2,426,940	—	—	2,426,940

	$3,067,194	$156,456,311	$—	$159,523,505

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$12,395	$—	$12,395

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Finnair Oyj(a)(b)	246,891	$123,707

Auto Components — 1.4%
Nokian Renkaat Oyj	26,046	490,906

Banks — 0.6%
Aktia Bank Oyj	18,483	210,581

Beverages — 0.1%
Anora Group Oyj	3,306	35,252

Building Products — 0.9%
Uponor Oyj	13,810	307,206

Chemicals — 1.0%
Kemira Oyj	26,030	344,219

Commercial Services & Supplies — 0.6%
Caverion Oyj	32,579	207,872

Communications Equipment — 14.9%
Nokia Oyj(a)	960,243	5,192,359

Construction & Engineering — 0.5%
YIT Oyj	42,339	183,966

Containers & Packaging — 2.0%
Huhtamaki Oyj	19,507	710,929

Diversified Telecommunication Services — 3.9%
Elisa Oyj	24,794	1,373,765

Electric Utilities — 3.9%
Fortum Oyj	64,460	1,349,006

Entertainment — 0.6%
Remedy Entertainment Oyj	921	34,286
Rovio Entertainment Oyj(c)	20,662	172,731

		207,017

Food & Staples Retailing — 3.9%
Kesko Oyj, Class B	45,767	1,346,909

Health Care Equipment & Supplies — 0.4%
Revenio Group Oyj	3,142	152,401

Health Care Providers & Services — 0.4%
Oriola Oyj, Class B	70,048	155,275

Insurance — 11.5%
Sampo Oyj, Class A	85,204	4,020,309

IT Services — 1.5%
TietoEVRY Oyj	19,286	538,049

Leisure Products — 0.2%
Harvia Oyj(b)	1,293	52,147

Machinery — 21.3%
Cargotec Oyj, Class B	8,857	348,517
Kone Oyj, Class B	58,847	3,433,934
Konecranes Oyj	12,990	451,934
Metso Outotec Oyj	119,306	1,005,101
Neles Oyj	22,650	294,767
Valmet Oyj	26,351	914,039

Security	Shares	Value

Machinery (continued)
Wartsila OYJ Abp	90,491	$1,013,460

		7,461,752

Media — 0.8%
Sanoma Oyj	20,130	293,516

Metals & Mining — 1.3%
Outokumpu Oyj(a)	79,315	467,531

Multiline Retail — 0.8%
Puuilo Oyj(a)	5,340	44,173
Tokmanni Group Corp.	12,709	235,869

		280,042

Oil, Gas & Consumable Fuels — 4.4%
Neste Oyj	39,015	1,521,375

Paper & Forest Products — 14.5%
Metsa Board Oyj, Class B	40,822	397,623
Stora Enso Oyj, Class R	81,177	1,545,939
UPM-Kymmene Oyj	90,865	3,139,678

		5,083,240

Pharmaceuticals — 2.9%
Orion Oyj, Class B	21,249	997,829

Professional Services — 0.1%
Talenom Oyj	2,728	28,267

Real Estate Management & Development — 1.8%
Citycon Oyj	24,134	190,609
Kojamo Oyj	19,324	448,052

		638,661

Software — 1.9%
Admicom Oyj	432	29,547
BasWare Oyj(a)	4,311	109,065
F-Secure Oyj(a)	36,329	211,002
QT Group Oyj(a)	2,622	321,893

		671,507

Specialty Retail — 0.8%
Kamux Corp.	3,163	37,945
Musti Group Oyj	8,808	230,629

		268,574

Textiles, Apparel & Luxury Goods — 0.2%
Marimekko Oyj	414	34,494
Spinnova Oyj(a)	2,389	25,257

		59,751

Total Common Stocks — 99.5% (Cost: $40,256,295)		34,773,920

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	154,954	154,985

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	45,000	$45,000

		199,985

Total Short-Term Investments — 0.6% (Cost: $199,995)		199,985

Total Investments in Securities — 100.1% (Cost: $40,456,290)		34,973,905

Other Assets, Less Liabilities — (0.1)%		(19,626)

Net Assets — 100.0%		$34,954,279

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$143,228	$11,801	(a)	$—		$(34)	$(10)	$154,985	154,954	$1,186	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	—		(120,000	)(a)	—	—	45,000	45,000	2		—

						$(34)	$(10)	$199,985		$1,188		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/18/22	$175	$(7,867)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,867

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Finland ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$8,386

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,877)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$171,377

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$275,801	$34,498,119	$—	$34,773,920
Money Market Funds	199,985	—	—	199,985

	$475,786	$34,498,119	$—	$34,973,905

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(7,867)	$—	$(7,867)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.1%
Hensoldt AG	10,129	$237,174
OHB SE	1,243	48,403
Rheinmetall AG	10,473	1,558,834

		1,844,411

Auto Components — 1.2%
ElringKlinger AG(a)	6,922	73,504
SAF-Holland SE(a)	10,948	130,351
Vitesco Technologies Group AG(a)	5,309	223,132

		426,987

Biotechnology — 0.6%
MorphoSys AG(a)	8,256	226,667

Building Products — 0.4%
Steico SE	1,359	136,307

Capital Markets — 1.7%
AURELIUS Equity Opportunities SE & Co. KGaA	7,180	215,065
Deutsche Beteiligungs AG	3,175	124,180
flatexDEGIRO AG(a)(b)	7,937	164,350
MLP SE	15,821	128,610

		632,205

Chemicals — 4.9%
K+S AG, Registered(a)	46,018	1,180,462
Wacker Chemie AG	3,760	582,536

		1,762,998

Commercial Services & Supplies — 2.9%
Befesa SA(c)	9,617	669,752
Bilfinger SE	6,413	240,210
Cewe Stiftung & Co. KGaA	1,343	152,480

		1,062,442

Communications Equipment — 0.5%
ADVA Optical Networking Tend(a)	10,415	176,335

Construction & Engineering — 0.9%
HOCHTIEF AG	5,088	343,155

Diversified Financial Services — 1.5%
GRENKE AG(b)	6,728	193,043
Hypoport SE(a)	856	356,664

		549,707

Electrical Equipment — 3.3%
Energiekontor AG	1,535	117,993
Nordex SE(a)(b)	24,961	439,718
PNE AG	8,368	85,722
SGL Carbon SE(a)	14,753	95,026
Varta AG(b)	4,369	440,615

		1,179,074

Electronic Equipment, Instruments & Components — 1.8%
Basler AG	887	112,683
Jenoptik AG	12,371	440,820
LPKF Laser & Electronics AG(b)	5,912	102,549

		656,052

Entertainment — 3.2%
Borussia Dortmund GmbH & Co. KGaA(a)	18,716	84,108
CTS Eventim AG & Co. KGaA(a)	13,849	965,039
Media and Games Invest SE(a)(b)	21,777	96,700

		1,145,847

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.5%
Hamborner REIT AG	16,675	$180,436

Food & Staples Retailing — 1.6%
METRO AG(a)	30,235	282,380
Shop Apotheke Europe NV(a)(b)(c)	3,254	310,383

		592,763

Food Products — 1.2%
KWS Saat SE & Co. KGaA	2,786	202,470
Suedzucker AG	17,236	234,820

		437,290

Health Care Equipment & Supplies — 1.5%
Draegerwerk AG & Co. KGaA	723	37,934
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,574	262,910
Stratec SE	1,899	243,865

		544,709

Health Care Providers & Services — 1.2%
Medios AG(a)	3,039	108,181
Synlab AG(a)	16,028	327,358

		435,539

Health Care Technology — 1.0%
CompuGroup Medical SE & Co. KgaA	6,447	362,198

Hotels, Restaurants & Leisure — 0.4%
Zeal Network SE(b)	3,511	146,226

Independent Power and Renewable Electricity Producers — 1.4%
Encavis AG	28,936	491,496

Industrial Conglomerates — 0.6%
Indus Holding AG	4,541	161,952
MBB SE	493	63,324

		225,276

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,653	111,792

Interactive Media & Services — 0.3%
New Work SE	678	121,381

Internet & Direct Marketing Retail — 1.3%
ABOUT YOU Holding SE(a)(b)	8,979	130,075
Bike24 Holding AG(a)(b)	4,716	56,565
Global Fashion Group SA(a)(b)	18,337	53,538
Home24 SE(a)(b)	6,250	54,328
Takkt AG	7,912	135,871
Westwing Group AG(a)(b)	2,728	54,705

		485,082

IT Services — 4.3%
Adesso SE	704	159,368
CANCOM SE	9,265	526,630
Datagroup SE(a)	1,011	98,781
GFT Technologies SE	4,127	188,272
Nagarro SE(a)	1,987	282,825
S&T AG(b)	11,956	187,550
Secunet Security Networks AG	314	128,899

		1,572,325

Life Sciences Tools & Services — 4.2%
Evotec SE(a)	33,739	993,565
Gerresheimer AG(b)	7,549	542,739

		1,536,304

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 6.7%
Deutz AG(a)	29,149	$166,579
Duerr AG	12,472	449,165
Heidelberger Druckmaschinen AG(a)	62,419	174,085
JOST Werke AG(c)	3,414	157,707
Koenig & Bauer AG(a)	3,400	87,596
Krones AG	3,410	312,309
Norma Group SE	7,684	267,036
Pfeiffer Vacuum Technology AG	952	189,571
Stabilus SA	5,929	348,198
Vossloh AG	2,122	94,195
Wacker Neuson SE	7,612	179,224

		2,425,665

Media — 2.9%
ProSiebenSat.1 Media SE	39,214	536,066
Stroeer SE & Co. KGaA	6,810	513,695

		1,049,761

Metals & Mining — 6.3%
Aurubis AG	7,566	885,272
Salzgitter AG(a)	8,650	377,846
thyssenkrupp AG(a)	97,288	1,031,422

		2,294,540

Oil, Gas & Consumable Fuels — 1.4%
CropEnergies AG	6,346	88,841
VERBIO Vereinigte BioEnergie AG	5,306	413,141

		501,982

Pharmaceuticals — 0.9%
Dermapharm Holding SE	4,520	329,434

Professional Services — 0.8%
Amadeus Fire AG	1,379	222,441
Bertrandt AG	1,355	73,281

		295,722

Real Estate Management & Development — 7.2%
ADLER Group SA(c)	18,422	259,227
Corestate Capital Holding SA(a)(b)	4,864	63,911
Deutsche EuroShop AG	11,921	224,166
DIC Asset AG	10,859	182,372
Grand City Properties SA	25,413	554,981
Instone Real Estate Group SE(c)	11,333	217,560
PATRIZIA AG	11,137	214,275
TAG Immobilien AG	35,222	907,846

		2,624,338

Road & Rail — 1.4%
Sixt SE(a)	3,285	491,057

Semiconductors & Semiconductor Equipment — 3.8%
AIXTRON SE	27,204	582,306
Elmos Semiconductor SE	1,915	123,340
PVA TePla AG(a)	4,721	129,205
Siltronic AG	3,964	450,492
SMA Solar Technology AG	2,524	99,216

		1,384,559

Software — 3.7%
Atoss Software AG	959	186,038
Northern Data AG(a)(b)	1,200	71,062
Software AG	12,444	469,484
TeamViewer AG(a)(c)	38,674	617,167

		1,343,751

Security	Shares	Value

Specialty Retail — 2.4%
Ceconomy AG	38,717	$153,691
Fielmann AG	6,048	358,247
Hornbach Holding AG & Co. KGaA	2,302	301,528
Mister Spex SE(a)	3,710	41,598

		855,064

Textiles, Apparel & Luxury Goods — 2.4%
Hugo Boss AG	14,387	877,923

Thrifts & Mortgage Finance — 2.2%
Aareal Bank AG	14,379	439,427
Deutsche Pfandbriefbank AG(c)	32,289	350,133

		789,560

Trading Companies & Distributors — 1.1%
BayWa AG	3,297	135,622
Kloeckner & Co. SE(a)	18,043	244,092

		379,714

Transportation Infrastructure — 2.1%
Fraport AG Frankfurt Airport Services Worldwide(a)	8,893	602,269
Hamburger Hafen und Logistik AG	7,256	143,770

		746,039

Wireless Telecommunication Services — 3.0%
1&1 AG	10,658	254,739
Freenet AG	30,789	819,891

		1,074,630

Total Common Stocks — 96.1% (Cost: $35,557,729)		34,848,743

Preferred Stocks

Auto Components — 0.6%
Schaeffler AG, Preference Shares, NVS	30,027	199,779

Construction Materials — 0.4%
STO SE & Co. KGaA, Preference Shares, NVS	612	139,686

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,074	117,497

Household Durables — 0.2%
Einhell Germany AG, Preference Shares, NVS	408	86,233

Machinery — 1.1%
Jungheinrich AG, Preference Shares, NVS(b)	11,530	415,744

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	3,977	324,305

Total Preferred Stocks — 3.5% (Cost: $1,383,173)		1,283,244

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	2,677,841	2,678,377

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	10,000	$10,000

		2,688,377

Total Short-Term Investments — 7.4% (Cost: $2,687,974)		2,688,377

Total Investments in Securities — 107.0% (Cost: $39,628,876)		38,820,364

Other Assets, Less Liabilities — (7.0)%		(2,546,349)

Net Assets — 100.0%		$36,274,015

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,634,912	$—		$(955,605	)(a)	$(523)	$(407)	$2,678,377	2,677,841	$40,574	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	1		—

						$(523)	$(407)	$2,688,377		$40,575		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/18/22	$131	$(2,561)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,561

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Germany Small-Cap ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(19,261)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,827)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$90,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$476,618	$34,372,125	$—	$34,848,743
Preferred Stocks	86,233	1,197,011	—	1,283,244
Money Market Funds	2,688,377	—	—	2,688,377

	$3,251,228	$35,569,136	$—	$38,820,364

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(2,561)	$—	$ (2,561)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.1%
Ryanair Holdings PLC, ADR(a)	26,972	$2,689,378

Banks — 8.6%
AIB Group PLC(a)	1,006,623	2,655,751
Bank of Ireland Group PLC(a)	426,179	2,827,803
Permanent TSB Group Holdings PLC(a)	55,570	107,297

		5,590,851

Beverages — 2.8%
C&C Group PLC(a)	637,820	1,803,680

Building Products — 4.5%
Kingspan Group PLC	30,250	2,954,282

Construction Materials — 20.8%
CRH PLC	298,841	13,584,782

Containers & Packaging — 4.4%
Smurfit Kappa Group PLC	57,042	2,848,805

Equity Real Estate Investment Trusts (REITs) — 4.0%
Hibernia REIT PLC	1,074,391	1,397,406
Irish Residential Properties REIT PLC	728,661	1,202,640

		2,600,046

Food Products — 17.0%
Dole PLC	45,341	695,077
Glanbia PLC	218,374	3,057,025
Kerry Group PLC, Class A	54,907	6,541,571
Origin Enterprises PLC	203,894	825,529

		11,119,202

Health Care Providers & Services — 2.2%
Uniphar PLC(a)	376,733	1,410,855

Hotels, Restaurants & Leisure — 16.2%
Dalata Hotel Group PLC(a)	325,622	1,538,912
Flutter Entertainment PLC, Class DI(a)	62,736	9,034,490

		10,573,402

Household Durables — 4.8%
Cairn Homes PLC(a)	1,156,576	1,641,762
Glenveagh Properties PLC(a)(b)	1,086,805	1,487,813

		3,129,575

Security	Shares	Value

Insurance — 0.2%
FBD Holdings PLC(a)	10,028	$117,499

Life Sciences Tools & Services — 4.7%
ICON PLC(a)	12,981	3,089,608

Marine — 0.4%
Irish Continental Group PLC(a)	63,408	286,518

Metals & Mining — 0.3%
Kenmare Resources PLC	33,403	189,389

Pharmaceuticals — 0.4%
GH Research PLC(a)	16,890	278,685

Trading Companies & Distributors — 4.4%
Grafton Group PLC	199,776	2,868,810

Total Common Stocks — 99.8% (Cost: $59,066,145)		65,135,367

Short-Term Investments

Money Market Funds — 0.1%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	30,000	30,000

Total Short-Term Investments — 0.1% (Cost: $30,000)		30,000

Total Investments in Securities — 99.9% (Cost: $59,096,145)		65,165,367

Other Assets, Less Liabilities — 0.1%		92,192

Net Assets — 100.0%		$65,257,559

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$0	(a)	$—	$—	$—	$30,000	30,000	$1	$—

(a)	Represents net amount purchased (sold).

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/18/22	$88	$(6,851)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,851

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,191)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$105,982

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,152,020	$48,983,347	$—	$65,135,367
Money Market Funds	30,000	—	—	30,000

	$16,182,020	$48,983,347	$—	$65,165,367

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(6,851)	$—	$(6,851)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Kuwait ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.4%
Agility Public Warehousing Co. KSC	261,755	$890,839

Airlines — 1.6%
Jazeera Airways Co. KSCP(a)	54,778	315,123

Banks — 58.5%
Ahli United Bank BSC	1,106,352	1,098,712
Ahli United Bank KSCP(a)	21,912	22,935
Al Ahli Bank of Kuwait KSCP(a)	392,906	388,338
Boubyan Bank KSCP(a)	8,170	22,242
Burgan Bank SAK	493,673	446,018
Gulf Bank KSCP	677,605	695,677
Kuwait Finance House KSCP	1,105,217	3,457,351
Kuwait International Bank KSCP(a)	420,489	321,142
Kuwait Projects Co. Holding KSCP	650,338	420,815
National Bank of Kuwait SAKP	1,275,838	4,472,402
Warba Bank KSCP(a)	509,571	467,658

		11,813,290

Capital Markets — 3.3%
Boursa Kuwait Securities Co. KPSC	53,211	421,137
Noor Financial Investment Co. KSC	216,371	239,615

		660,752

Chemicals — 3.5%
Boubyan Petrochemicals Co. KSCP	129,298	401,843
Qurain Petrochemical Industries Co.	228,960	297,724

		699,567

Construction & Engineering — 0.6%
Combined Group Contracting Co. SAK	83,724	116,120

Diversified Consumer Services — 2.4%
Humansoft Holding Co. KSC	39,887	485,509

Diversified Financial Services — 4.5%
A’ayan Leasing & Investment Co. KSCP(a)	510,516	272,635
Alimtiaz Investment Group KSC(a)	673,571	299,125
National Investments Co. KSCP	286,146	342,729

		914,489

Security	Shares	Value

Electrical Equipment — 2.1%
Gulf Cable & Electrical Industries Co. KSCP	87,196	$426,970

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	116,821	233,411

Food Products — 1.1%
Mezzan Holding Co. KSCC	112,987	221,017

Independent Power and Renewable Electricity Producers — 1.2%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	341,482	249,232

Industrial Conglomerates — 2.5%
National Industries Group Holding SAK(a)	535,128	510,233

Real Estate Management & Development — 6.8%
Kuwait Real Estate Co. KSC(a)	578,634	324,860
Mabanee Co. KPSC(a)	240,877	674,583
National Real Estate Co. KPSC(a)	506,494	370,656

		1,370,099

Trading Companies & Distributors — 1.9%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	250,663	186,094
Integrated Holding Co. KCSC(a)	161,918	207,531

		393,625

Wireless Telecommunication Services — 4.3%
Mobile Telecommunications Co. KSCP	428,479	878,480

Total Common Stocks — 99.9% (Cost: $14,028,926)		20,178,756

Total Investments in Securities — 99.9% (Cost: $14,028,926)		20,178,756

Other Assets, Less Liabilities — 0.1%		21,194

Net Assets — 100.0%		$20,199,950

(a) Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$ 10,000	$—	$(10,000)(b)	$—	$—	$—	—	$1	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Kuwait ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,482,086	$18,696,670	$—	$20,178,756

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.3%
Air New Zealand Ltd.(a)(b)	1,651,153	$1,676,062

Building Products — 4.6%
Fletcher Building Ltd.	1,298,286	5,930,356

Diversified Telecommunication Services — 13.4%
Chorus Ltd.	1,050,870	5,211,230
Spark New Zealand Ltd.	4,009,046	12,308,975

		17,520,205

Electric Utilities — 15.4%
Contact Energy Ltd.	1,073,891	5,926,021
Genesis Energy Ltd.	1,325,458	2,470,698
Infratil Ltd.	1,108,091	5,975,474
Mercury NZ Ltd.	1,486,926	5,792,035

		20,164,228

Equity Real Estate Investment Trusts (REITs) — 9.7%
Argosy Property Ltd.	2,274,403	2,124,444
Goodman Property Trust	2,649,959	4,338,413
Kiwi Property Group Ltd.	3,905,814	2,859,471
Precinct Properties New Zealand Ltd.	3,081,780	3,348,264

		12,670,592

Food Products — 5.5%
a2 Milk Co. Ltd. (The)(a)(b)	1,536,840	6,223,003
Synlait Milk Ltd.(a)	425,117	969,327

		7,192,330

Health Care Equipment & Supplies — 17.6%
Fisher & Paykel Healthcare Corp. Ltd.	1,225,144	23,022,919

Health Care Providers & Services — 8.9%
Oceania Healthcare Ltd.	2,009,841	1,434,426
Ryman Healthcare Ltd.(b)	888,590	6,044,089
Summerset Group Holdings Ltd.	519,239	4,162,623

		11,641,138

Hotels, Restaurants & Leisure — 2.8%
SKYCITY Entertainment Group Ltd.	1,819,719	3,656,990

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 7.2%
Meridian Energy Ltd.	2,778,049	$9,431,733

IT Services — 1.2%
Pushpay Holdings Ltd.(a)(b)	2,494,204	1,582,846

Oil, Gas & Consumable Fuels — 2.5%
Z Energy Ltd.	1,328,905	3,272,859

Transportation Infrastructure — 9.9%
Auckland International Airport Ltd.(a)	2,681,242	12,982,636

Total Common Stocks — 100.0% (Cost: $148,898,929)		130,744,894

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	1,107,046	1,107,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	50,000	50,000

		1,157,267

Total Short-Term Investments — 0.9% (Cost: $1,157,299)		1,157,267

Total Investments in Securities — 100.9% (Cost: $150,056,228)		131,902,161

Other Assets, Less Liabilities — (0.9)%		(1,203,978)

Net Assets — 100.0%		$130,698,183

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,794,552	$—		$(5,686,694	)(a)	$(559)	$(32)	$1,107,267	1,107,046	$22,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0	(a)	—		—	—	50,000	50,000	3		—

						$(559)	$(32)	$1,157,267		$22,809		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI New Zealand ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(11,818)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(447)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$133,354

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,712,884	$124,032,010	$—	$130,744,894
Money Market Funds	1,157,267	—	—	1,157,267

	$7,870,151	$124,032,010	$—	$131,902,161

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Kongsberg Gruppen ASA	23,826	$840,321

Airlines — 0.4%
Norwegian Air Shuttle ASA(a)(b)	160,600	197,178

Banks — 14.7%
DNB Bank ASA	246,912	5,527,930
Sbanken ASA(b)(c)	21,378	220,914
SpareBank 1 Nord Norge	25,412	311,316
Sparebank 1 Oestlandet	10,818	170,222
SpareBank 1 SMN	34,594	571,663
SpareBank 1 SR-Bank ASA	47,706	706,896

		7,508,941

Biotechnology — 0.4%
Nykode Therapeutics AS(a)	34,357	181,220

Chemicals — 6.1%
Borregaard ASA	25,312	559,703
Elkem ASA(c)	76,668	289,487
Yara International ASA	44,124	2,247,231

		3,096,421

Commercial Services & Supplies — 3.4%
Aker Carbon Capture ASA(a)	72,453	139,525
Aker Horizons Holding AS(a)	30,969	63,156
Quantafuel ASA(a)(b)	30,771	56,879
Tomra Systems ASA	31,590	1,486,670

		1,746,230

Construction & Engineering — 0.9%
Veidekke ASA	28,773	444,529

Containers & Packaging — 0.1%
Elopak ASA(a)	32,306	73,284

Diversified Telecommunication Services — 5.4%
Telenor ASA	185,552	2,745,355

Electric Utilities — 0.2%
Fjordkraft Holding ASA(c)	25,901	107,834

Electrical Equipment — 1.4%
NEL ASA(a)(b)	389,155	713,213

Energy Equipment & Services — 2.1%
Aker Solutions ASA(a)	65,608	208,246
BW Offshore Ltd	23,792	75,604
Subsea 7 SA	59,955	411,517
TGS ASA	31,273	353,520

		1,048,887

Entertainment — 0.4%
Kahoot! ASA(a)	69,267	216,862

Food Products — 16.2%
Atlantic Sapphire ASA(a)(b)	19,415	68,739
Austevoll Seafood ASA	24,306	343,197
Bakkafrost P/F	13,397	910,418
Grieg Seafood ASA(a)	13,615	171,473
Leroy Seafood Group ASA	79,370	692,930
Mowi ASA	116,480	2,999,221
Norway Royal Salmon ASA(b)	2,935	67,417
Orkla ASA	200,367	1,876,910

Security	Shares	Value

Food Products (continued)
Salmar ASA	15,696	$1,153,253

		8,283,558

Independent Power and Renewable Electricity Producers — 0.9%
Scatec ASA(c)	31,745	457,437

Industrial Conglomerates — 1.5%
Aker ASA, Class A	6,931	574,628
Bonheur ASA	5,102	201,996

		776,624

Insurance — 5.4%
Gjensidige Forsikring ASA	53,394	1,320,681
Protector Forsikring ASA	15,389	194,462
Storebrand ASA	124,642	1,233,478

		2,748,621

Interactive Media & Services — 1.5%
Adevinta ASA(a)	73,948	792,191

IT Services — 0.7%
Atea ASA	22,407	351,331

Machinery — 0.3%
Hexagon Composites ASA(a)	29,566	94,901
Hexagon Purus ASA(a)	15,270	41,543

		136,444

Marine — 2.0%
Golden Ocean Group Ltd.	34,711	449,632
MPC Container Ships AS	70,987	223,826
Stolt-Nielsen Ltd	6,842	121,538
Wallenius Wilhelmsen ASA(a)	28,203	212,909

		1,007,905

Media — 2.4%
Schibsted ASA, Class A	19,485	559,959
Schibsted ASA, Class B	25,938	671,414

		1,231,373

Metals & Mining — 6.6%
Norsk Hydro ASA	356,381	3,384,224

Multiline Retail — 0.5%
Europris ASA(c)	42,264	269,429

Oil, Gas & Consumable Fuels — 19.7%
Aker BP ASA	33,594	1,052,184
BW Energy Ltd.(a)	20,637	54,628
BW LPG Ltd.(c)	20,816	124,047
DNO ASA	117,017	148,452
Equinor ASA	259,472	8,156,631
Flex LNG Ltd.	7,931	198,983
Frontline Ltd./Bermuda(a)	26,318	252,101
Hafnia Ltd.(a)	24,675	59,338

		10,046,364

Professional Services — 0.1%
Meltwater Holding BV(a)(b)	35,476	74,360

Real Estate Management & Development — 0.8%
Entra ASA(c)	16,993	359,490
Selvaag Bolig ASA	11,251	64,541

		424,031

Semiconductors & Semiconductor Equipment — 2.7%
Nordic Semiconductor ASA(a)	46,230	1,235,504

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
REC Silicon ASA(a)	72,914	$129,265

		1,364,769

Software — 1.2%
Crayon Group Holding ASA(a)(c)	17,035	381,928
LINK Mobility Group Holding ASA(a)	46,764	87,627
Pexip Holding ASA(a)(b)	19,498	84,528
Volue ASA(a)	13,406	63,973

		618,056

Specialty Retail — 0.1%
XXL ASA(c)	37,016	50,067

Total Common Stocks — 99.7% (Cost: $50,170,144)		50,937,059

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	1,132,833	1,133,060
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	70,000	70,000

		1,203,060

Total Short-Term Investments — 2.4% (Cost: $1,203,152)		1,203,060

Total Investments in Securities — 102.1% (Cost: $51,373,296)		52,140,119

Other Assets, Less Liabilities — (2.1)%		(1,071,409)

Net Assets — 100.0%		$51,068,710

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$775,553	$357,844	(a)	$—	$(245)	$(92)	$1,133,060	1,132,833	$16,468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	50,000	(a)	—	—	—	70,000	70,000	2		—

					$(245)	$(92)	$1,203,060		$16,470		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Norway ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/18/22	$88	$46

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$46

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$31,037

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$279

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$45,635

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,974,351	$47,962,708	$—	$50,937,059
Money Market Funds	1,203,060	—	—	1,203,060

	$4,177,411	$47,962,708	$—	$52,140,119

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$46	$—	$46

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$157,096,565	$34,773,920	$36,131,987	$65,135,367
Affiliated(c)	2,426,940	199,985	2,688,377	30,000
Cash	4,444	—	5,980	902
Foreign currency, at value(d)	113,494	5,819	142,788	87,553
Foreign currency collateral pledged:
Futures contracts(e)	96,186	7,849	23,546	7,848
Receivables:
Investments sold	1,535,017	1,698,961	238,865	5,093,668
Securities lending income — Affiliated	1,060	187	7,292	—
Variation margin on futures contracts	61,312	—	—	—
Dividends	—	821	—	6
Tax reclaims	896,194	236,778	1,155	23,043

Total assets	162,231,212	36,924,320	39,239,990	70,378,387

LIABILITIES
Bank overdraft	—	1,786	—	—
Collateral on securities loaned, at value	2,369,097	155,003	2,677,551	—
Payables:
Investments purchased	1,491,362	1,624,286	268,140	5,087,049
Variation margin on futures contracts	—	531	3,578	1,282
Capital shares redeemed	—	—	—	5,089
Investment advisory fees	64,067	12,583	16,706	27,408
Professional fees	—	50,000	—	—
IRS compliance fee for foreign withholding tax claims	—	125,852	—	—

Total liabilities	3,924,526	1,970,041	2,965,975	5,120,828

NET ASSETS	$158,306,686	$34,954,279	$36,274,015	$65,257,559

NET ASSETS CONSIST OF:
Paid-in capital	$153,628,211	$42,883,893	$39,720,694	$67,145,001
Accumulated earnings (loss)	4,678,475	(7,929,614)	(3,446,679)	(1,887,442)

NET ASSETS	$158,306,686	$34,954,279	$36,274,015	$65,257,559

Shares outstanding	1,600,000	850,000	500,000	1,250,000

Net asset value	$98.94	$41.12	$72.55	$52.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,396,206	$120,240	$2,533,640	$—
(b) Investments, at cost — Unaffiliated	$151,780,019	$40,256,295	$36,940,902	$59,066,145
(c) Investments, at cost — Affiliated	$2,427,107	$199,995	$2,687,974	$30,000
(d) Foreign currency, at cost	$112,810	$5,066	$144,175	$88,093
(e) Foreign currency collateral pledged, at cost	$100,895	$8,718	$23,894	$7,957

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,178,756	$130,744,894	$50,937,059
Affiliated(c)	—	1,157,267	1,203,060
Cash	—	3,235	—
Foreign currency, at value(d)	26,427	46,233	660,962
Foreign currency collateral pledged:
Futures contracts(e)	—	—	7,849
Receivables:
Investments sold	2,272,306	1,661,673	120,743
Securities lending income — Affiliated	—	188	4,862
Capital shares sold	—	—	118,754
Dividends	—	—	15,878
Tax reclaims	—	—	2,843

Total assets	22,477,489	133,613,490	53,072,010

LIABILITIES
Bank overdraft	11,379	—	52,784
Collateral on securities loaned, at value	—	1,108,298	1,133,391
Payables:
Investments purchased	435,154	1,758,124	797,133
Variation margin on futures contracts	—	2	1,311
Capital shares redeemed	1,818,947	—	—
Investment advisory fees	12,059	48,883	18,681

Total liabilities	2,277,539	2,915,307	2,003,300

NET ASSETS	$20,199,950	$130,698,183	$51,068,710

NET ASSETS CONSIST OF:
Paid-in capital	$14,378,929	$176,734,360	$56,468,401
Accumulated earnings (loss)	5,821,021	(46,036,177)	(5,399,691)

NET ASSETS	$20,199,950	$130,698,183	$51,068,710

Shares outstanding	550,000	2,400,000	1,750,000

Net asset value	$36.73	$54.46	$29.18

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$1,033,271	$1,122,980
(b) Investments, at cost — Unaffiliated	$14,028,926	$148,898,929	$50,170,144
(c) Investments, at cost — Affiliated	$—	$1,157,299	$1,203,152
(d) Foreign currency, at cost	$26,404	$45,748	$662,626
(e) Foreign currency collateral pledged, at cost	$—	$—	$7,841

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$278,292	$117,166	$70,956	$295,431
Dividends — Affiliated	262	13	260	1
Securities lending income — Affiliated — net	26,294	1,175	40,315	—
Foreign taxes withheld	(41,898)	(65)	(9,333)	(11,881)
IRS Compliance fee for foreign withholding tax claims	—	(1,249)	—	—

Total investment income	262,950	117,040	102,198	283,551

EXPENSES
Investment advisory fees	449,121	76,812	116,480	202,606
Professional fees	217	217	217	217

Total expenses	449,338	77,029	116,697	202,823

Net investment income (loss)	(186,388)	40,011	(14,499)	80,728

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(837,087)	(812,114)	(130,042)	(2,032,171)
Investments — Affiliated	(1,046)	(34)	(523)	—
In-kind redemptions — Unaffiliated	2,693,149	746,224	—	4,811,414
Futures contracts	(155,909)	8,386	(19,261)	(2,191)
Foreign currency transactions	(27,996)	(1,235)	(12,673)	(12,988)

Net realized gain (loss)	1,671,111	(58,773)	(162,499)	2,764,064

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(26,731,976)	(7,093,032)	(5,997,829)	(15,323,961)
Investments — Affiliated	(133)	(10)	(407)	—
Futures contracts	19,655	(15,877)	(3,827)	(6,851)
Foreign currency translations	(50,489)	(12,081)	(1,804)	(2,764)

Net change in unrealized appreciation (depreciation)	(26,762,943)	(7,121,000)	(6,003,867)	(15,333,576)

Net realized and unrealized loss	(25,091,832)	(7,179,773)	(6,166,366)	(12,569,512)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,278,220)	$(7,139,762)	$(6,180,865)	$(12,488,784)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$23,430	$1,711,237	$815,051
Dividends — Affiliated	1	23	106
Securities lending income — Affiliated — net	—	22,786	16,364
Foreign taxes withheld	—	(233,973)	(177,790)

Total investment income	23,431	1,500,073	653,731

EXPENSES
Investment advisory fees	72,687	339,757	135,047
Commitment fees	93	—	—
Professional fees	—	217	217

Total expenses	72,780	339,974	135,264

Net investment income (loss)	(49,349)	1,160,099	518,467

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	605,368	(695,990)	(878,046)
Investments — Affiliated	—	(559)	(245)
In-kind redemptions — Unaffiliated	—	523,991	3,923,077
Futures contracts	—	(11,818)	31,037
Foreign currency transactions	(767)	(10,246)	(33,239)

Net realized gain (loss)	604,601	(194,622)	3,042,584

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,278,907	(19,798,592)	(3,047,477)
Investments — Affiliated	—	(32)	(92)
Futures contracts	—	(447)	279
Foreign currency translations	(1,077)	(3,951)	2,419

Net change in unrealized appreciation (depreciation)	2,277,830	(19,803,022)	(3,044,871)

Net realized and unrealized gain (loss)	2,882,431	(19,997,644)	(2,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,833,082	$(18,837,545)	$516,180

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(186,388)	$1,236,501	$40,011	$796,078
Net realized gain (loss)	1,671,111	25,780,084	(58,773)	5,459,015
Net change in unrealized appreciation (depreciation)	(26,762,943)	23,679,075	(7,121,000)	2,768,929

Net increase (decrease) in net assets resulting from operations	(25,278,220)	50,695,660	(7,139,762)	9,024,022

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,539)	(1,262,684)	(160,905)	(1,012,192)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	16,762,636	7,535,488	11,056,514	(11,952,774)

NET ASSETS
Total increase (decrease) in net assets	(8,561,123)	56,968,464	3,755,847	(3,940,944)
Beginning of period	166,867,809	109,899,345	31,198,432	35,139,376

End of period	$158,306,686	$166,867,809	$34,954,279	$31,198,432

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(14,499)	$515,265	$80,728	$382,349
Net realized gain (loss)	(162,499)	2,938,871	2,764,064	897,808
Net change in unrealized appreciation (depreciation)	(6,003,867)	8,182,752	(15,333,576)	21,766,178

Net increase (decrease) in net assets resulting from operations	(6,180,865)	11,636,888	(12,488,784)	23,046,335

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(186,923)	(638,366)	(195,746)	(400,086)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(219,216)	(4,687,449)	6,863,827

NET ASSETS
Total increase (decrease) in net assets	(6,367,788)	10,779,306	(17,371,979)	29,510,076
Beginning of period	42,641,803	31,862,497	82,629,538	53,119,462

End of period	$36,274,015	$42,641,803	$65,257,559	$82,629,538

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Kuwait ETF			iShares MSCI New Zealand ETF
	Six Months Ended 02/28/22 (unaudited)	Period From 09/01/20 to 08/31/21	(a)	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(49,349)	$304,140		$1,160,099	$2,806,128
Net realized gain (loss)	604,601	248,230		(194,622)	23,039,126
Net change in unrealized appreciation (depreciation)	2,277,830	3,870,920		(19,803,022)	(15,378,739)

Net increase (decrease) in net assets resulting from operations	2,833,082	4,423,290		(18,837,545)	10,466,515

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,120,625)	(314,726)		(2,132,042)	(3,787,802)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(174,527)	14,553,456		8,811,694	(31,025,621)

NET ASSETS
Total increase (decrease) in net assets	1,537,930	18,662,020		(12,157,893)	(24,346,908)
Beginning of period	18,662,020	—		142,856,076	167,202,984

End of period	$20,199,950	$18,662,020		$130,698,183	$142,856,076

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$518,467	$889,347
Net realized gain (loss)	3,042,584	(293,143)
Net change in unrealized appreciation (depreciation)	(3,044,871)	6,244,495

Net increase in net assets resulting from operations	516,180	6,840,699

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(475,398)	(908,885)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,160,405	8,572,191

NET ASSETS
Total increase in net assets	5,201,187	14,504,005
Beginning of period	45,867,523	31,363,518

End of period	$51,068,710	$45,867,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$115.08		$84.54	$60.99	$67.75	$67.57	$56.39

Net investment income (loss)(a)	(0.12)		0.76	0.50	0.97	0.90	0.94
Net realized and unrealized gain (loss)(b)	(15.99)		30.62	23.52	(5.99)	0.77	11.07

Net increase (decrease) from investment operations	(16.11)		31.38	24.02	(5.02)	1.67	12.01

Distributions(c)
From net investment income	(0.03)		(0.84)	(0.47)	(1.74)	(1.49)	(0.83)

Total distributions	(0.03)		(0.84)	(0.47)	(1.74)	(1.49)	(0.83)

Net asset value, end of period	$98.94		$115.08	$84.54	$60.99	$67.75	$67.57

Total Return(d)
Based on net asset value	(14.01	)%(e)	37.21%	39.52%	(7.41)%	2.58%	21.43%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income (loss)	(0.22	)%(g)	0.77%	0.71%	1.59%	1.34%	1.66%

Supplemental Data
Net assets, end of period (000)	$158,307		$166,868	$109,899	$33,544	$40,649	$67,567

Portfolio turnover rate(h)	5	%(e)	11%	21%	14%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$52.00		$41.34	$35.63	$41.83	$39.79	$33.19

Net investment income(a)	0.06		1.10	0.85	1.30	1.39	1.02
Net realized and unrealized gain (loss)(b)	(10.65)		10.93	6.25	(5.98)	2.16	6.74

Net increase (decrease) from investment operations	(10.59)		12.03	7.10	(4.68)	3.55	7.76

Distributions(c)
From net investment income	(0.29)		(1.37)	(1.39)	(1.52)	(1.51)	(1.16)

Total distributions	(0.29)		(1.37)	(1.39)	(1.52)	(1.51)	(1.16)

Net asset value, end of period	$41.12		$52.00	$41.34	$35.63	$41.83	$39.79

Total Return(d)
Based on net asset value	(20.44	)%(e)	29.37%	20.61%	(11.24)%	9.08%	23.32%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.55%	0.53%	0.53%	0.53%	0.55%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.53%	0.53%	0.53%	N/A	0.53%

Net investment income	0.28	%(g)	2.39%	2.36%	3.40%	3.38%	2.84%

Supplemental Data
Net assets, end of period (000)	$34,954		$31,198	$35,139	$26,725	$39,735	$45,753

Portfolio turnover rate(h)	7	%(e)	12%	22%	16%	11%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$85.28		$63.72	$52.75	$63.43	$57.18	$43.23

Net investment income (loss)(a)	(0.03)		0.99	0.38	1.07	1.33	0.78
Net realized and unrealized gain (loss)(b)	(12.33)		21.79	10.74	(10.06)	6.19	13.87

Net increase (decrease) from investment operations	(12.36)		22.78	11.12	(8.99)	7.52	14.65

Distributions(c)
From net investment income	(0.37)		(1.22)	(0.15)	(1.69)	(1.27)	(0.70)

Total distributions	(0.37)		(1.22)	(0.15)	(1.69)	(1.27)	(0.70)

Net asset value, end of period	$72.55		$85.28	$63.72	$52.75	$63.43	$57.18

Total Return(d)
Based on net asset value	(14.52	)%(e)	35.96%	21.12%	(14.08)%	13.22%	34.12%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income (loss)	(0.07	)%(g)	1.30%	0.69%	1.95%	2.09%	1.65%

Supplemental Data
Net assets, end of period (000)	$36,274		$42,642	$31,862	$36,927	$60,260	$40,025

Portfolio turnover rate(h)	12	%(e)	24%	25%	13%	14%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$61.21		$42.50	$39.39	$46.25	$43.80	$38.94

Net investment income(a)	0.06		0.32	0.43	0.61	0.61	0.47
Net realized and unrealized gain (loss)(b)	(8.93)		18.74	3.34	(6.80)	2.62	4.94

Net increase (decrease) from investment operations	(8.87)		19.06	3.77	(6.19)	3.23	5.41

Distributions(c)
From net investment income	(0.13)		(0.35)	(0.66)	(0.67)	(0.78)	(0.55)

Total distributions	(0.13)		(0.35)	(0.66)	(0.67)	(0.78)	(0.55)

Net asset value, end of period	$52.21		$61.21	$42.50	$39.39	$46.25	$43.80

Total Return(d)
Based on net asset value	(14.54	)%(e)	44.90%	9.59%	(13.44)%	7.38%	13.99%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	0.20	%(g)	0.62%	1.06%	1.49%	1.31%	1.19%

Supplemental Data
Net assets, end of period (000)	$65,258		$82,630	$53,119	$55,151	$69,381	$67,883

Portfolio turnover rate(h)	13	%(e)	40%	47%	24%	20%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Six Months Ended 02/28/22 (unaudited)		Period From 09/01/20 to 08/31/21	(a)

Net asset value, beginning of period	$33.93		$25.22

Net investment income (loss)(b)	(0.09)		0.66
Net realized and unrealized gain(c)	4.93		8.62

Net increase from investment operations	4.84		9.28

Distributions(d)
From net investment income	(2.04)		(0.57)

Total distributions	(2.04)		(0.57)

Net asset value, end of period	$36.73		$33.93

Total Return(e)
Based on net asset value	14.95	%(f)	37.03	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.74	%(h)	0.74	%(h)

Net investment income (loss)	(0.50	)%(h)	2.24	%(h)

Supplemental Data
Net assets, end of period (000)	$20,200		$18,662

Portfolio turnover rate(i)	9	%(f)	16	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$63.49		$60.80	$51.80	$49.11	$46.26	$46.90

Net investment income(a)	0.50		1.04	1.06	1.58	1.71	1.96
Net realized and unrealized gain (loss)(b)	(8.64)		2.97	9.49	2.70	2.86	(0.39)

Net increase (decrease) from investment operations	(8.14)		4.01	10.55	4.28	4.57	1.57

Distributions(c)
From net investment income	(0.89)		(1.32)	(1.55)	(1.59)	(1.72)	(2.21)

Total distributions	(0.89)		(1.32)	(1.55)	(1.59)	(1.72)	(2.21)

Net asset value, end of period	$54.46		$63.49	$60.80	$51.80	$49.11	$46.26

Total Return(d)
Based on net asset value	(12.91	)%(e)	6.58%	20.71%	9.00%	10.02%	3.95%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income	1.69	%(g)	1.64%	1.96%	3.16%	3.58%	4.45%

Supplemental Data
Net assets, end of period (000)	$130,698		$142,856	$167,203	$165,751	$142,406	$175,790

Portfolio turnover rate(h)	4	%(e)	16%	12%	15%	14%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$28.67		$22.40	$22.63	$27.67	$25.07	$20.36

Net investment income(a)	0.30		0.69	0.34	0.67	0.72	0.69
Net realized and unrealized gain (loss)(b)	0.45		6.30	(0.15)	(4.91)	2.56	4.70

Net increase (decrease) from investment operations	0.75		6.99	0.19	(4.24)	3.28	5.39

Distributions(c)
From net investment income	(0.24)		(0.72)	(0.42)	(0.80)	(0.68)	(0.68)

Total distributions	(0.24)		(0.72)	(0.42)	(0.80)	(0.68)	(0.68)

Net asset value, end of period	$29.18		$28.67	$22.40	$22.63	$27.67	$25.07

Total Return(d)
Based on net asset value	2.67	%(e)	31.42%	1.04%	(15.42)%	13.21%	27.10%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	2.03	%(g)	2.61%	1.58%	2.66%	2.67%	3.11%

Supplemental Data
Net assets, end of period (000)	$51,069		$45,868	$31,364	$22,632	$30,434	$32,589

Portfolio turnover rate(h)	13	%(e)	12%	16%	13%	13%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland	Non-diversified
MSCI Kuwait	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Denmark
Barclays Capital, Inc	$57,318	$56,302		$—	$(1,016	)(b)
BNP Paribas SA	895,051	895,051		—	—
BofA Securities, Inc	881,486	848,355		—	(33,131	)(b)
Morgan Stanley	509,278	490,137		—	(19,141	)(b)
UBS AG	53,073	52,132		—	(941	)(b)

	$2,396,206	$2,341,977		$—	$(54,229)

MSCI Finland
Barclays Capital, Inc	$28,796	$28,796		$—	$—
Morgan Stanley	91,444	91,444		—	—

	$120,240	$120,240		$—	$—

MSCI Germany Small-Cap
Barclays Capital, Inc	$193,781	$193,781		$—	$—
BNP Paribas SA	202	202		—	—
BofA Securities, Inc	397,955	397,955		—	—
Citigroup Global Markets, Inc.	40,102	40,102		—	—
Goldman Sachs & Co. LLC	834,543	834,543		—	—
Morgan Stanley	996,706	996,706		—	—
UBS AG	70,351	70,351		—	—

	$2,533,640	$2,533,640		$—	$—

MSCI New Zealand
Credit Suisse Securities (USA) LLC	$641,406	$641,406		$—	$—
Morgan Stanley	391,865	391,865		—	—

	$1,033,271	$1,033,271		$—	$—

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Norway
Barclays Capital, Inc	$65,207	$65,207		$—	$—
Goldman Sachs & Co. LLC	609,974	547,109		—	(62,865	)(b)
Morgan Stanley	204,187	204,187		—	—
SG Americas Securities LLC	243,612	243,612		—	—

	$1,122,980	$1,060,115		$—	$(62,865)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Kuwait	0.74
MSCI Norway	0.53

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Denmark	$6,651
MSCI Finland	285
MSCI Germany Small-Cap	9,519
MSCI New Zealand	5,765
MSCI Norway	3,791

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Denmark	$1,128,815	$923,980	$23,536
MSCI Finland	1,482,495	79,447	(18,535)
MSCI Germany Small-Cap	515,083	935,101	(236,099)
MSCI Ireland	632,463	1,431,043	(338,098)
MSCI New Zealand	1,009,372	338,527	(39,765)
MSCI Norway	271,524	759,530	(154,032)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$7,980,111	$9,730,397
MSCI Finland	2,025,439	2,060,255
MSCI Germany Small-Cap	5,218,560	4,600,423
MSCI Ireland	10,118,706	10,727,633
MSCI Kuwait	1,725,018	3,080,035
MSCI New Zealand	5,471,187	6,035,314
MSCI Norway	7,796,761	6,672,275

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$27,228,406	$10,602,513
MSCI Finland	18,244,717	7,232,675
MSCI Ireland	8,972,650	13,664,355
MSCI New Zealand	11,662,713	2,888,018
MSCI Norway	22,325,313	18,078,456

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Denmark	$1,855,801
MSCI Finland	2,246,283
MSCI Germany Small-Cap	1,629,412
MSCI Ireland	9,782,016
MSCI New Zealand	25,824,419
MSCI Norway	8,910,431

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$154,455,117	$18,991,457	$(13,910,674)	$5,080,783
MSCI Finland	40,569,599	316,550	(5,920,111)	(5,603,561)
MSCI Germany Small-Cap	40,453,868	5,195,160	(6,831,225)	(1,636,065)
MSCI Ireland	59,989,735	9,046,848	(3,878,067)	5,168,781
MSCI Kuwait	14,838,968	6,219,182	(879,394)	5,339,788
MSCI New Zealand	152,330,285	4,851,848	(25,279,972)	(20,428,124)
MSCI Norway	51,646,978	5,030,656	(4,537,469)	493,187

9.	LINE OF CREDIT

The iShares Kuwait ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

MSCI Denmark
Shares sold	250,000	$27,447,329	1,000,000	$91,288,280
Shares redeemed	(100,000)	(10,684,693)	(850,000)	(83,752,792)

Net increase	150,000	$16,762,636	150,000	$7,535,488

MSCI Finland
Shares sold	400,000	$18,329,774	350,000	$15,197,344
Shares redeemed	(150,000)	(7,273,260)	(600,000)	(27,150,118)

Net increase (decrease)	250,000	$11,056,514	(250,000)	$(11,952,774)

MSCI Germany Small-Cap
Shares sold	—	$—	100,000	$7,312,000
Shares redeemed	—	—	(100,000)	(7,531,216)

Net decrease	—	$—	—	$(219,216)

MSCI Ireland
Shares sold	150,000	$9,005,152	200,000	$11,938,016
Shares redeemed	(250,000)	(13,692,601)	(100,000)	(5,074,189)

Net increase (decrease)	(100,000)	$(4,687,449)	100,000	$6,863,827

	Six Months Ended 02/28/22		Period Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

MSCI Kuwait
Shares sold	50,000	$1,655,850	550,000	$14,553,456
Shares redeemed	(50,000)	(1,830,377)	—	—

Net increase (decrease)	—	$(174,527)	550,000	$14,553,456

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

MSCI New Zealand
Shares sold	200,000	$11,701,014	1,100,000	$70,195,179
Shares redeemed	(50,000)	(2,889,320)	(1,600,000)	(101,220,800)

Net increase (decrease)	150,000	$8,811,694	(500,000)	$(31,025,621)

MSCI Norway
Shares sold	850,000	$25,549,393	700,000	$19,084,489
Shares redeemed	(700,000)	(20,388,988)	(500,000)	(10,512,298)

Net increase	150,000	$5,160,405	200,000	$8,572,191

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Ireland ETF, iShares MSCI Kuwait ETF, iShares MSCI New Zealand ETF and iShares MSCI Norway ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Denmark(a)	$0.004070	$—	$0.024392	$0.028462	14%	—%	86%	100%
MSCI Germany Small-Cap(a)	0.312507	—	0.061339	0.373846	84	—	16	100
MSCI Kuwait(a)	1.641295	—	0.396205	2.037500	81	—	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares MSCI India ETF | INDA | Cboe BZX

•  iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.56)%	14.36%	10.25%	6.70%	14.36%	62.90%	91.30%
Fund Market	(4.13)	13.67	10.23	6.80	13.67	62.73	93.05
Index	(4.95)	16.29	11.58	7.66	16.29	72.92	109.24

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 954.40	$ 3.10		$ 1,000.00	$ 1,021.60	$ 3.21		0.64%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	24.4%
Information Technology	18.3
Energy	11.8
Materials	10.2
Consumer Discretionary	8.4
Consumer Staples	8.4
Utilities	5.3
Health Care	4.8
Industrials	4.7
Communication Services	3.1
Real Estate	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Reliance Industries Ltd.	9.7%
Infosys Ltd.	8.2
Housing Development Finance Corp. Ltd.	5.8
ICICI Bank Ltd.	5.5
Tata Consultancy Services Ltd.	4.7
Bajaj Finance Ltd.	2.7
Hindustan Unilever Ltd.	2.6
Bharti Airtel Ltd.	2.4
Axis Bank Ltd.	2.4
Larsen & Toubro Ltd.	1.8

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.80)%	17.93%	8.87%	9.01%	17.93%	52.94%	136.90%
Fund Market	(3.64)	18.41	8.86	9.15	18.41	52.89	140.06
Index	(4.34)	19.68	10.43	10.15	19.68	64.24	162.91

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 962.00	$ 3.60		$ 1,000.00	$ 1,021.10	$ 3.71		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Materials	18.7%
Industrials	17.8
Financials	15.3
Consumer Discretionary	13.8
Health Care	9.4
Information Technology	9.1
Communication Services	5.0
Real Estate	3.9
Consumer Staples	3.4
Utilities	2.9
Energy	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Voltas Ltd.	1.6%
Crompton Greaves Consumer Electricals Ltd.	1.4
Tata Elxsi Ltd.	1.3
Zee Entertainment Enterprises Ltd.	1.2
Persistent Systems Ltd.	1.2
Max Financial Services Ltd.	1.1
Aarti Industries Ltd.	1.1
Astral Ltd.	1.0
Ashok Leyland Ltd.	1.0
Laurus Labs Ltd.	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Bharat Electronics Ltd.	7,293,486	$20,496,785

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	576,449	14,430,791

Auto Components — 1.0%
Balkrishna Industries Ltd.	521,024	12,669,569
Bharat Forge Ltd.	1,394,702	12,634,221
Motherson Sumi Systems Ltd.	7,563,377	15,206,472
Motherson Sumi Wiring India Ltd.(b)	7,635,201	4,708,952
MRF Ltd.	11,421	9,993,431

		55,212,645

Automobiles — 5.0%
Bajaj Auto Ltd.	415,763	19,564,824
Eicher Motors Ltd.	818,119	28,258,199
Hero MotoCorp Ltd.	717,441	24,302,714
Mahindra & Mahindra Ltd.	5,211,252	55,013,416
Maruti Suzuki India Ltd.	814,032	90,222,064
Tata Motors Ltd.(b)	9,942,270	60,271,844

		277,633,061

Banks — 11.1%
Axis Bank Ltd.(b)	13,652,649	135,449,951
Bandhan Bank Ltd.(a)	3,883,628	15,885,313
ICICI Bank Ltd.	31,009,244	307,138,293
Kotak Mahindra Bank Ltd.	3,325,392	81,858,158
State Bank of India	10,685,432	69,030,070
Yes Bank Ltd.(b)	67,539,495	11,931,676

		621,293,461

Beverages — 0.4%
United Spirits Ltd.(b)	1,740,081	20,546,323

Biotechnology — 0.2%
Biocon Ltd.(b)	2,517,122	11,698,553

Capital Markets — 0.2%
HDFC Asset Management Co. Ltd.(a)	318,658	8,860,929

Chemicals — 3.8%
Asian Paints Ltd.	2,297,198	97,082,143
Berger Paints India Ltd.	1,454,570	13,359,284
PI Industries Ltd.	499,356	16,434,515
Pidilite Industries Ltd.	912,365	29,206,330
SRF Ltd.	886,430	28,210,058
UPL Ltd.	2,972,210	26,415,441

		210,707,771

Commercial Services & Supplies — 0.3%
Indian Railway Catering & Tourism Corp. Ltd.	1,437,260	15,595,599

Construction & Engineering — 1.8%
Larsen & Toubro Ltd.	4,122,197	99,933,131

Construction Materials — 2.5%
ACC Ltd.	450,011	12,534,192
Ambuja Cements Ltd.	4,160,388	17,436,618
Grasim Industries Ltd.	1,576,672	33,647,174
Shree Cement Ltd.	64,803	21,096,908
UltraTech Cement Ltd.	604,648	52,919,858

		137,634,750

Security	Shares	Value

Consumer Finance — 3.9%
Bajaj Finance Ltd.	1,625,572	$152,194,512
Cholamandalam Investment and Finance Co. Ltd.	2,455,609	22,654,270
Muthoot Finance Ltd.	719,670	13,038,575
SBI Cards & Payment Services Ltd.(b)	1,409,052	14,773,875
Shriram Transport Finance Co. Ltd.	1,215,006	18,262,774

		220,924,006

Diversified Financial Services — 1.2%
Bajaj Finserv Ltd.	228,413	48,969,118
Piramal Enterprises Ltd.	714,938	19,764,818

		68,733,936

Diversified Telecommunication Services — 0.2%
Indus Towers Ltd.(b)	4,035,434	11,582,538

Electric Utilities — 2.2%
Adani Transmission Ltd.(b)	1,645,924	46,903,311
Power Grid Corp. of India Ltd.	18,785,806	52,309,376
Tata Power Co. Ltd. (The)	8,605,474	25,661,656

		124,874,343

Electrical Equipment — 0.4%
Havells India Ltd.	1,499,444	23,688,850

Food & Staples Retailing — 1.0%
Avenue Supermarts Ltd.(a)(b)	969,199	56,072,350

Food Products — 2.4%
Britannia Industries Ltd.	648,704	29,610,215
Marico Ltd.	3,090,342	21,156,725
Nestle India Ltd.	202,074	47,458,040
Tata Consumer Products Ltd.	3,581,074	34,290,209

		132,515,189

Gas Utilities — 1.1%
Adani Total Gas Ltd.	1,648,099	34,745,748
GAIL India Ltd.	9,305,446	17,993,075
Indraprastha Gas Ltd.	1,675,929	7,748,751

		60,487,574

Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise Ltd.	602,371	38,554,714

Hotels, Restaurants & Leisure — 0.3%
Jubilant Foodworks Ltd.	474,169	18,435,365

Independent Power and Renewable Electricity Producers — 2.0%
Adani Green Energy Ltd.(b)	2,341,460	57,616,453
NTPC Ltd.	29,015,978	51,652,280

		109,268,733

Industrial Conglomerates — 0.2%
Siemens Ltd.	426,709	13,349,481

Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	5,455,271	38,028,267
ICICI Lombard General Insurance Co. Ltd.(a)	1,343,096	22,605,946
ICICI Prudential Life Insurance Co. Ltd.(a)	2,165,120	13,831,854
SBI Life Insurance Co. Ltd.(a)	2,693,664	38,091,062

		112,557,129

Interactive Media & Services — 0.5%
Info Edge India Ltd.	461,653	27,442,433

Internet & Direct Marketing Retail — 0.2%
Zomato Ltd.(b)	9,404,715	10,047,317

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 18.2%
HCL Technologies Ltd.	6,497,329	$97,701,814
Infosys Ltd.	20,146,101	459,126,956
Larsen & Toubro Infotech Ltd.(a)	314,525	24,582,308
Mindtree Ltd.	394,624	20,477,382
Mphasis Ltd.	504,627	20,964,873
Tata Consultancy Services Ltd.	5,537,780	262,334,180
Tech Mahindra Ltd.	3,776,462	71,102,478
Wipro Ltd.	8,197,984	60,622,007

		1,016,911,998

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	796,105	45,243,839

Metals & Mining — 3.9%
Hindalco Industries Ltd.	9,434,474	72,505,104
JSW Steel Ltd.	5,047,453	42,346,770
Tata Steel Ltd.	4,324,969	70,815,853
Vedanta Ltd.	6,673,932	33,968,199

		219,635,926

Multiline Retail — 0.3%
Trent Ltd.	1,085,762	16,057,558

Oil, Gas & Consumable Fuels — 11.8%
Bharat Petroleum Corp. Ltd.	5,192,972	24,222,328
Coal India Ltd.	9,222,978	20,860,905
Hindustan Petroleum Corp. Ltd.	3,823,008	13,907,470
Indian Oil Corp. Ltd.	11,273,097	17,302,994
Oil & Natural Gas Corp. Ltd.	15,057,923	32,431,217
Petronet LNG Ltd.	4,484,399	12,868,021
Reliance Industries Ltd.	17,093,744	538,140,125

		659,733,060

Personal Products — 3.7%
Colgate-Palmolive India Ltd.	733,143	14,143,385
Dabur India Ltd.	3,703,053	27,763,387
Godrej Consumer Products Ltd.(b)	2,142,085	21,906,945
Hindustan Unilever Ltd.	4,924,543	142,409,474

		206,223,191

Pharmaceuticals — 3.0%
Aurobindo Pharma Ltd.	1,754,358	14,604,064
Cipla Ltd.	2,898,784	35,678,355
Dr. Reddy’s Laboratories Ltd.	697,494	37,659,849
Lupin Ltd.	1,359,755	13,508,482
Sun Pharmaceutical Industries Ltd.	5,028,674	56,489,240
Torrent Pharmaceuticals Ltd.	303,577	11,110,650

		169,050,640

Real Estate Management & Development — 0.6%
DLF Ltd.	3,717,294	17,442,561

Security	Shares	Value

Real Estate Management & Development (continued)
Godrej Properties Ltd.(b)	749,190	$15,007,811

		32,450,372

Road & Rail — 0.2%
Container Corp. of India Ltd.	1,457,434	11,664,692

Textiles, Apparel & Luxury Goods — 1.6%
Page Industries Ltd.	33,393	18,796,709
Titan Co. Ltd.	2,126,545	72,231,278

		91,027,987

Thrifts & Mortgage Finance — 5.8%
Housing Development Finance Corp. Ltd.	10,297,280	325,453,770

Tobacco — 0.9%
ITC Ltd.	17,709,739	50,993,522

Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	1,645,527	36,186,332

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	3,054,844	28,885,621

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.(b)	14,822,778	135,543,811

Total Common Stocks — 99.6% (Cost: $3,083,141,765)		5,567,640,076

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	198,120,000	198,120,000

Total Short-Term Investments — 3.5% (Cost: $198,120,000)		198,120,000

Total Investments in Securities — 103.1% (Cost: $3,281,261,765)		5,765,760,076

Other Assets, Less Liabilities — (3.1)%		(173,602,753)

Net Assets — 100.0%		$5,592,157,323

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$138,250,000	$59,870,000	(a)	$—	$—	$—	$198,120,000	198,120,000	$10,731	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	632	03/31/22	$21,325	$21,508

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$21,508

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,254,896)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(45,926)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,141,036

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$34,745,748	$5,532,894,328	$—	$5,567,640,076
Money Market Funds	198,120,000	—	—	198,120,000

	$232,865,748	$5,532,894,328	$—	$5,765,760,076

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$21,508	$—	$21,508

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
Allcargo Logistics Ltd.	115,704	$497,092
Blue Dart Express Ltd.	7,486	598,270
Mahindra Logistics Ltd.(a)	45,506	243,406
TCI Express Ltd.	21,229	500,184

		1,838,952

Airlines — 0.1%
SpiceJet Ltd.(b)	379,933	305,909

Auto Components — 3.4%
Apollo Tyres Ltd.	503,598	1,242,908
Asahi India Glass Ltd.	96,412	603,460
Ceat Ltd.	34,882	454,287
Endurance Technologies Ltd.(a)	55,285	970,771
Exide Industries Ltd.	601,927	1,196,423
Mahindra CIE Automotive Ltd.(b)	180,373	468,129
Minda Industries Ltd.	113,195	1,391,734
Sundaram Clayton Ltd.	8,026	416,050
Sundram Fasteners Ltd.	149,785	1,704,603
Suprajit Engineering Ltd.	108,981	456,204
Tube Investments of India Ltd.	168,301	3,408,877

		12,313,446

Automobiles — 0.7%
TVS Motor Co. Ltd.	300,817	2,475,214

Banks — 3.7%
AU Small Finance Bank Ltd.(a)(b)	123,943	1,991,151
Canara Bank(b)	571,864	1,680,177
City Union Bank Ltd.	574,408	958,438
Equitas Small Finance Bank Ltd.(a)(b)	363,092	250,763
Federal Bank Ltd.	2,454,004	3,181,369
IDFC First Bank Ltd.(b)	4,804,463	2,705,178
Karur Vysya Bank Ltd. (The)	620,855	393,295
RBL Bank Ltd.(a)(b)	707,035	1,262,013
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,554,476)(b)(c)	4,044,378	635,547

		13,057,931

Beverages — 1.2%
Radico Khaitan Ltd.	115,916	1,386,889
Varun Beverages Ltd.	239,260	3,010,058

		4,396,947

Building Products — 2.1%
Astral Ltd.	142,718	3,699,043
Blue Star Ltd.	91,521	1,304,828
Cera Sanitaryware Ltd.	8,163	470,340
Kajaria Ceramics Ltd.	125,984	1,816,493
Prince Pipes and Fittings Ltd.	43,599	374,587

		7,665,291

Capital Markets — 4.0%
Angel One Ltd.	32,893	587,152
BSE Ltd.	34,932	915,811
Central Depository Services India Ltd.	81,156	1,469,954
CRISIL Ltd.	23,101	886,826
Dhani Services Ltd.(b)	381,696	400,444
Edelweiss Financial Services Ltd., NVS	817,535	596,111
ICICI Securities Ltd.(a)	133,017	1,181,095
IDFC Ltd.(b)	1,759,231	1,359,234
IIFL Wealth Management Ltd.	56,072	1,146,091
Indian Energy Exchange Ltd., NVS(a)	694,760	1,913,140
JM Financial Ltd.	680,942	618,294

Security	Shares	Value

Capital Markets (continued)
Motilal Oswal Financial Services Ltd.	58,074	$681,875
Multi Commodity Exchange of India Ltd.	40,899	695,440
Nippon Life India Asset Management Ltd.(a)	196,644	806,876
Tata Investment Corp. Ltd.	20,023	354,799
UTI Asset Management Co. Ltd.	70,470	784,309

		14,397,451

Chemicals — 12.6%
Aarti Industries Ltd.	314,788	3,889,215
Advanced Enzyme Technologies Ltd.	70,468	300,467
Akzo Nobel India Ltd.	14,432	361,926
Alkyl Amines Chemicals	20,278	812,742
Atul Ltd.	23,355	2,882,205
Balaji Amines Ltd., NVS	15,358	586,131
BASF India Ltd.	17,086	626,600
Bayer CropScience Ltd./India	21,245	1,245,809
Carborundum Universal Ltd.	165,230	1,773,082
Castrol India Ltd.	627,691	903,083
Chambal Fertilizers and Chemicals Ltd.	261,959	1,321,884
Chemplast Sanmar Ltd.(b)	63,177	397,878
Clean Science and Technology(b)	33,390	816,388
Coromandel International Ltd.	185,058	1,906,989
Deepak Fertilisers & Petrochemicals Corp. Ltd.	86,135	652,866
Deepak Nitrite Ltd.	107,952	2,884,581
EID Parry India Ltd.	111,853	616,779
Fine Organic Industries Ltd.	12,155	694,788
Finolex Industries Ltd.	392,094	800,922
Galaxy Surfactants Ltd.	16,757	620,184
Gujarat Fluorochemicals Ltd.(b)	34,844	1,197,121
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	122,605	905,857
Gujarat State Fertilizers & Chemicals Ltd.	284,120	476,908
Indigo Paints Ltd.(b)	15,078	359,452
Jubilant Ingrevia Ltd.	101,015	674,050
Kansai Nerolac Paints Ltd.	212,162	1,283,147
Laxmi Organic Industries Ltd.	84,118	460,302
Linde India Ltd.	33,556	1,230,857
Navin Fluorine International Ltd.	50,953	2,642,673
NOCIL Ltd.	156,265	436,890
Polyplex Corporation Ltd.	19,984	482,160
Rain Industries Ltd.	265,637	658,336
Rallis India Ltd.	123,292	384,270
Rossari Biotech Ltd.	21,798	285,190
Solar Industries India Ltd.	43,054	1,327,363
Sumitomo Chemical India Ltd.	158,181	794,396
Supreme Industries Ltd.	100,539	2,738,556
Supreme Petrochem Ltd.	52,181	460,597
Tata Chemicals Ltd.	261,258	2,935,177
Vinati Organics Ltd.	40,367	996,873

		44,824,694

Commercial Services & Supplies — 0.1%
SIS Ltd.(b)	58,004	351,222

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	250,809	591,533
Tejas Networks Ltd.(a)(b)	90,941	495,744

		1,087,277

Construction & Engineering — 3.4%
Dilip Buildcon Ltd.(a)	57,940	208,218
Engineers India Ltd.	400,172	329,082
GMR Power and Urban Infrastructure Ltd., NVS(b)	300,381	133,551

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
IRB Infrastructure Developers Ltd.(b)	142,481	$409,874
Kalpataru Power Transmission Ltd.	104,936	547,535
KEC International Ltd.	183,447	1,138,726
KNR Constructions Ltd.	200,074	827,237
NBCC India Ltd.	1,136,315	591,209
NCC Ltd./India	624,307	520,964
PNC Infratech Ltd.	140,828	497,682
Praj Industries Ltd.	175,065	796,392
Sterling and Wilson Renewable Energy Ltd.(b)	60,056	255,969
Voltas Ltd.	339,722	5,711,481

		11,967,920

Construction Materials — 2.8%
Birla Corp. Ltd.	42,831	625,843
Dalmia Bharat Ltd.	118,095	2,466,191
HeidelbergCement India Ltd.	107,091	265,132
India Cements Ltd. (The)	219,618	592,734
JK Cement Ltd.	55,058	2,086,426
JK Lakshmi Cement Ltd.	93,342	555,982
Nuvoco Vistas Corp. Ltd.(b)	170,107	785,247
Prism Johnson Ltd.(b)	198,642	312,542
Ramco Cements Ltd. (The)	205,467	2,154,575

		9,844,672

Consumer Finance — 2.7%
Cholamandalam Financial Holdings Ltd.	148,869	1,276,246
CreditAccess Grameen Ltd.(b)	74,335	743,035
Mahindra & Mahindra Financial Services Ltd.	973,268	1,890,816
Manappuram Finance Ltd.	804,935	1,223,248
MAS Financial Services Ltd.(a)	26,239	198,272
Paisalo Digital Ltd.	40,404	356,700
Poonawalla Fincorp Ltd.(b)	239,684	762,926
Shriram City Union Finance Ltd.	36,546	772,033
Spandana Sphoorty Financial Ltd.(b)	30,416	151,010
Sundaram Finance Ltd.	95,694	2,428,095

		9,802,381

Containers & Packaging — 0.1%
EPL Ltd.	197,604	416,892

Diversified Financial Services — 1.3%
Aditya Birla Capital Ltd.(b)	721,829	1,018,475
L&T Finance Holdings Ltd.(b)	1,173,910	1,034,207
REC Ltd.	1,563,076	2,546,189

		4,598,871

Diversified Telecommunication Services — 1.4%
HFCL Ltd.	909,217	887,017
Tata Communications Ltd.	179,933	2,839,613
Tata Teleservices Maharastra Ltd.(b)	774,194	1,210,209

		4,936,839

Electric Utilities — 0.7%
CESC Ltd.	946,215	986,925
Torrent Power Ltd.	265,133	1,678,601

		2,665,526

Electrical Equipment — 3.1%
Amara Raja Batteries Ltd.	149,070	1,115,068
Bharat Heavy Electricals Ltd.(b)	1,382,175	921,826
CG Power and Industrial Solutions Ltd.(b)	852,441	1,953,615
Finolex Cables Ltd.	108,697	598,764
Graphite India Ltd.	91,832	572,094
HEG Ltd.	18,363	278,637
Hitachi Energy India Ltd.	13,510	595,796

Security	Shares	Value

Electrical Equipment (continued)
KEI Industries Ltd.	85,769	$1,133,109
Olectra Greentech Ltd.(b)	51,663	437,653
Polycab India Ltd.	58,835	1,863,828
Suzlon Energy Ltd.(b)	7,701,727	969,749
V-Guard Industries Ltd.	271,681	707,948

		11,148,087

Electronic Equipment, Instruments & Components — 0.5%
Redington India Ltd.	804,254	1,646,825

Entertainment — 0.8%
Chennai Super Kings Cricket Ltd.(d)	206,787	27
Inox Leisure Ltd.(b)	96,993	530,331
Nazara Technologies Ltd.(b)	12,931	299,910
PVR Ltd.(b)	72,235	1,582,720
Saregama India Ltd.	10,656	556,943

		2,969,931

Equity Real Estate Investment Trusts (REITs) — 1.4%
Brookfield India Real Estate Trust(a)	167,107	675,151
Embassy Office Parks REIT	673,205	3,350,617
Mindspace Business Parks REIT(a)	234,944	1,112,459

		5,138,227

Food Products — 1.1%
Avanti Feeds Ltd.	85,766	547,409
Balrampur Chini Mills Ltd.	193,181	1,024,912
Bombay Burmah Trading Co.	27,650	352,665
CCL Products India Ltd.	116,033	693,717
Kaveri Seed Co. Ltd.	37,068	240,367
Shree Renuka Sugars Ltd.(b)	840,323	371,057
Triveni Engineering & Industries Ltd.	114,421	379,888
Zydus Wellness Ltd.	19,905	419,290

		4,029,305

Gas Utilities — 1.3%
Gujarat Gas Ltd.	271,296	2,109,287
Gujarat State Petronet Ltd.	446,839	1,724,803
Mahanagar Gas Ltd.	86,231	835,964

		4,670,054

Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	38,360	406,472

Health Care Providers & Services — 2.8%
Aster DM Healthcare Ltd.(a)(b)	194,809	444,371
Dr Lal PathLabs Ltd.(a)	52,336	1,757,026
Fortis Healthcare Ltd.(b)	717,028	2,350,402
Krishna Institute Of Medical Sciences Ltd.(a)(b)	45,137	762,994
Max Healthcare Institute Ltd.(b)	458,708	2,287,764
Metropolis Healthcare Ltd.(a)	40,280	1,051,169
Narayana Hrudayalaya Ltd.(b)	113,110	1,032,573
Thyrocare Technologies Ltd.(a)	29,335	335,598

		10,021,897

Hotels, Restaurants & Leisure — 1.5%
Chalet Hotel Ltd.(b)	96,772	339,008
Delta Corp. Ltd.	101,256	357,438
Devyani International Ltd.(b)	381,829	790,723
EIH Ltd.(b)	248,151	429,925
Indian Hotels Co. Ltd. (The)	1,028,281	2,744,773
Restaurant Brands Asia Ltd.(b)	244,650	341,949
Westlife Development Ltd.(b)	85,967	529,994

		5,533,810

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 4.1%
Amber Enterprises India Ltd.(b)	26,538	$1,230,204
Bajaj Electricals Ltd.(b)	72,771	1,112,037
Crompton Greaves Consumer Electricals Ltd.	842,832	4,820,488
Dixon Technologies India Ltd.	51,578	2,969,283
Johnson Controls-Hitachi Air Conditioning India Ltd.(b)	10,598	255,876
Orient Electric Ltd.	201,974	888,348
Sheela Foam Ltd.(b)	23,002	1,046,941
Symphony Ltd.	27,636	361,797
TTK Prestige Ltd.	66,052	697,272
Whirlpool of India Ltd.	50,342	1,122,279

		14,504,525

Household Products — 0.1%
Jyothy Labs Ltd.	232,809	424,348

Independent Power and Renewable Electricity Producers — 0.9%
Adani Power Ltd.(b)	1,221,052	2,032,824
NLC India Ltd.	438,038	365,199
Reliance Power Ltd.(b)	3,753,754	657,142

		3,055,165

Industrial Conglomerates — 0.5%
3M India Ltd.(b)	4,434	1,252,617
Godrej Industries Ltd.(b)	79,515	550,030

		1,802,647

Insurance — 1.1%
Max Financial Services Ltd.(b)	355,738	3,934,368

Interactive Media & Services — 0.3%
Brightcom Group Ltd.	574,060	912,736
Just Dial Ltd.(b)	26,510	263,960

		1,176,696

Internet & Direct Marketing Retail — 0.1%
CarTrade Tech Ltd.(b)	28,930	208,481

IT Services — 3.7%
Coforge Ltd.	33,609	2,034,420
Computer Age Management Services Ltd.	42,602	1,418,842
eClerx Services Ltd.	24,840	713,019
Firstsource Solutions Ltd.	438,020	743,636
Happiest Minds Technologies Ltd.	92,543	1,212,191
Infibeam Avenues Ltd.	527,915	275,888
Mastek Ltd.	21,164	793,122
NIIT Ltd.	116,079	654,422
Persistent Systems Ltd.	78,587	4,131,211
Sonata Software Ltd.	98,961	970,222
Vakrangee Ltd.	667,451	278,880

		13,225,853

Life Sciences Tools & Services — 0.4%
Syngene International Ltd.(a)(b)	188,280	1,359,274

Machinery — 5.7%
AIA Engineering Ltd.	67,244	1,452,742
Ashok Leyland Ltd., NVS	2,317,342	3,673,317
BEML Ltd.	29,707	619,122
Cochin Shipyard Ltd.(a)	51,094	197,075
Cummins India Ltd.	196,671	2,512,283
Escorts Ltd.	106,722	2,630,967
GMM Pfaudler Ltd.	10,364	604,531
Grindwell Norton Ltd.	70,203	1,505,654
ISGEC Heavy Engineering Ltd.	40,481	308,352
Lakshmi Machine Works Ltd.	5,045	695,768

Security	Shares	Value

Machinery (continued)
MTAR Technologies Ltd.	17,227	$415,755
Schaeffler India Ltd.	61,612	1,497,398
SKF India Ltd.	35,248	1,685,931
Thermax Ltd.	66,071	1,597,537
Timken India Ltd.	29,748	803,546

		20,199,978

Marine — 0.1%
Shipping Corp. of India Ltd.	184,059	255,901

Media — 1.9%
Affle India Ltd.(b)	83,945	1,371,310
Sun TV Network Ltd.	125,018	746,345
TV18 Broadcast Ltd.(b)	705,770	578,190
Zee Entertainment Enterprises Ltd.	1,365,266	4,182,171

		6,878,016

Metals & Mining — 2.8%
APL Apollo Tubes Ltd.(b)	178,102	2,029,647
Jindal Stainless Hisar Ltd.(b)	148,635	700,073
Jindal Stainless Ltd.(b)	279,639	724,342
Jindal Steel & Power Ltd.(b)	644,000	3,672,591
National Aluminium Co. Ltd.	1,308,265	2,127,376
Ratnamani Metals & Tubes Ltd.	25,786	767,680

		10,021,709

Multiline Retail — 0.3%
Future Retail Ltd.(b)	335,925	218,459
V-Mart Retail Ltd.(b)	15,295	694,575

		913,034

Oil, Gas & Consumable Fuels — 0.7%
Aegis Logistics Ltd.	221,713	500,007
Great Eastern Shipping Co. Ltd. (The)	162,333	703,473
Oil India Ltd.	429,989	1,282,524

		2,486,004

Paper & Forest Products — 0.4%
Century Plyboards India Ltd.	87,778	697,843
Century Textiles & Industries Ltd.	70,842	724,977

		1,422,820

Personal Products — 0.9%
Bajaj Consumer Care Ltd.	151,701	327,806
Emami Ltd.	316,638	2,088,307
Gillette India Ltd.	10,308	710,530

		3,126,643

Pharmaceuticals — 6.0%
Aarti Drugs Ltd.	51,380	311,566
Ajanta Pharma Ltd.	40,845	936,291
Alembic Pharmaceuticals Ltd.	93,538	903,831
AstraZeneca Pharma India Ltd.	7,879	272,878
Caplin Point Laboratories Ltd.	29,765	264,729
Eris Lifesciences Ltd.(a)	54,210	487,895
FDC Ltd./India(b)	79,694	286,991
GlaxoSmithKline Pharmaceuticals Ltd.	53,741	1,086,225
Glenmark Pharmaceuticals Ltd.	223,730	1,335,726
Granules India Ltd.	216,264	838,867
Hikal Ltd.	58,625	287,425
IOL Chemicals and Pharmaceuticals Ltd.	36,221	170,059
Ipca Laboratories Ltd.	221,041	2,887,137
JB Chemicals & Pharmaceuticals Ltd.	55,163	1,185,367
Jubilant Pharmova Ltd.	101,123	533,421
Laurus Labs Ltd.(a)	508,223	3,672,739

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Natco Pharma Ltd., NVS	144,379	$1,670,038
Procter & Gamble Health Ltd.	11,845	719,464
Sanofi India Ltd.	12,699	1,224,309
Shilpa Medicare Ltd.	51,653	279,694
Solara Active Pharma Sciences Ltd.	19,693	179,586
Strides Pharma Science Ltd.	91,793	391,312
Sun Pharma Advanced Research Co. Ltd.(b)	103,929	372,775
Suven Pharmaceuticals Ltd.	141,445	965,715
Wockhardt Ltd., NVS(b)	52,262	236,248

		21,500,288

Professional Services — 1.2%
L&T Technology Services Ltd.(a)	41,624	2,521,133
Quess Corp. Ltd.(a)	104,492	880,523
TeamLease Services Ltd.(b)	17,562	960,384

		4,362,040

Real Estate Management & Development — 2.4%
Brigade Enterprises Ltd.	163,644	1,084,046
Indiabulls Real Estate Ltd.(b)	284,785	411,668
NESCO Ltd.	33,514	248,929
Oberoi Realty Ltd.(b)	200,638	2,429,574
Phoenix Mills Ltd. (The)	149,891	1,914,555
Prestige Estates Projects Ltd.	221,057	1,341,183
Sobha Ltd.	60,154	620,719
Sunteck Realty Ltd.	81,775	531,483

		8,582,157

Semiconductors & Semiconductor Equipment — 0.2%
Borosil Renewables Ltd.(b)	71,684	561,664

Software — 4.4%
Birlasoft Ltd.	220,352	1,201,165
Cyient Ltd.	131,020	1,430,284
Intellect Design Arena Ltd.(b)	126,676	1,107,197
KPIT Technologies Ltd.	260,389	1,983,453
Oracle Financial Services Software Ltd.	33,964	1,535,383
Route Mobile Ltd.	34,739	690,591
Tanla Platforms Ltd.	105,094	2,203,659
Tata Elxsi Ltd.	54,103	4,643,241
Zensar Technologies Ltd.	177,451	823,567

		15,618,540

Textiles, Apparel & Luxury Goods — 3.7%
Aditya Birla Fashion and Retail Ltd.(b)	520,882	1,871,124
Alok Industries Ltd.(b)	1,954,986	630,444
Bata India Ltd.	81,381	1,967,655
Garware Technical Fibres Ltd.	14,622	575,492
Indo Count Industries Ltd.	125,152	291,770
KPR Mill Ltd.	135,432	1,142,884
Lux Industries Ltd.	11,925	393,406
Rajesh Exports Ltd.	93,651	873,646
Relaxo Footwears Ltd.	78,781	1,276,275
Trident Ltd.	1,577,974	1,067,759
Vaibhav Global Ltd.	77,077	422,141
Vardhman Textiles Ltd.	36,555	1,243,897

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VIP Industries Ltd.(b)	89,629	$768,640
Welspun India Ltd.	392,777	550,881

		13,076,014

Thrifts & Mortgage Finance — 2.4%
Aavas Financiers Ltd.(b)	75,716	2,823,308
Can Fin Homes Ltd.	94,970	736,656
Home First Finance Company India Ltd.(a)(b)	41,816	379,239
IIFL Finance Ltd.	179,883	714,746
Indiabulls Housing Finance Ltd.	509,921	1,022,826
LIC Housing Finance Ltd.	523,512	2,398,805
PNB Housing Finance Ltd.(a)(b)	93,109	507,593

		8,583,173

Tobacco — 0.1%
Godfrey Phillips India Ltd.	19,657	267,901

Trading Companies & Distributors — 0.3%
IndiaMART Intermesh Ltd.(a)	19,103	1,218,606

Transportation Infrastructure — 0.5%
GMR Infrastructure Ltd.(b)	2,854,878	1,446,498
Gujarat Pipavav Port Ltd.	417,666	467,766

		1,914,264

Wireless Telecommunication Services — 0.5%
Vodafone Idea Ltd.(b)	13,593,733	1,875,671

Total Common Stocks — 99.4% (Cost: $245,566,604)		355,067,823

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	7,200,000	7,200,000

Total Short-Term Investments — 2.0% (Cost: $7,200,000)		7,200,000

Total Investments in Securities — 101.4% (Cost: $252,766,604)		362,267,823

Other Assets, Less Liabilities — (1.4)%		(5,160,045)

Net Assets — 100.0%		$357,107,778

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $635,547, representing 0.2% of its net assets as of period end, and an original cost of $3,554,476.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$7,290,000	$—	$(90,000	)(a)	$—	$—	$7,200,000	7,200,000	$560	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	67	03/31/22	$2,261	$27,722

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$27,722

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(136,432)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$16,718

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,174,131

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI India Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,881,812	$349,185,984	$27	$355,067,823
Money Market Funds	7,200,000	—	—	7,200,000

	$13,081,812	$349,185,984	$27	$362,267,823

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$27,722	$—	$27,722

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$5,567,640,076	$355,067,823
Affiliated(b)	198,120,000	7,200,000
Cash	7,326,525	—
Foreign currency, at value(c)	21,639,111	15,462,451
Cash pledged:
Futures contracts	1,054,000	180,000
Receivables:
Investments sold	47,281,847	1,153,369
Variation margin on futures contracts	265,506	39,190
Dividends	3,086,884	346,768

Total assets	5,846,413,949	379,449,601

LIABILITIES
Bank overdraft	—	12,416,425
Deferred foreign capital gain tax	177,314,876	6,426,566
Payables:
Investments purchased	26,533,787	2,632,297
Capital shares redeemed	47,581,562	645,915
Investment advisory fees	2,826,401	220,620

Total liabilities	254,256,626	22,341,823

NET ASSETS	$5,592,157,323	$357,107,778

NET ASSETS CONSIST OF:
Paid-in capital	$4,448,854,574	$322,635,320
Accumulated earnings	1,143,302,749	34,472,458

NET ASSETS	$5,592,157,323	$357,107,778

Shares outstanding	127,800,000	6,500,000

Net asset value	$43.76	$54.94

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$3,083,141,765	$245,566,604
(b) Investments, at cost — Affiliated	$198,120,000	$7,200,000
(c) Foreign currency, at cost	$21,638,956	$15,463,462

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	17

Consolidated Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$36,948,828	$1,605,222
Dividends — Affiliated	10,731	560
Foreign taxes withheld	(8,039,834)	(314,731)

Total investment income	28,919,725	1,291,051

EXPENSES
Investment advisory fees	19,422,827	1,421,194
Commitment fees	19,090	1,873
Professional fees	217	217
Mauritius income taxes	295	295

Total expenses	19,442,429	1,423,579

Net investment income (loss)	9,477,296	(132,528)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	83,138,424	16,986,503
Futures contracts	(1,254,896)	(136,432)
Foreign currency transactions	(2,671,710)	(352,941)

Net realized gain	79,211,818	16,497,130

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(362,090,418)	(35,178,935)
Futures contracts	(45,926)	16,718
Foreign currency translations	(96,408)	(31,376)

Net change in unrealized appreciation (depreciation)	(362,232,752)	(35,193,593)

Net realized and unrealized loss	(283,020,934)	(18,696,463)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(273,543,638)	$(18,828,991)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(1,721,817)	$(1,688,647)
(b) Net of reduction in deferred foreign capital gain tax of	$399,010	$2,329,003
See notes to consolidated financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$9,477,296	$16,931,383	$(132,528)	$(33,382)
Net realized gain	79,211,818	6,980,789	16,497,130	20,967,516
Net change in unrealized appreciation (depreciation)	(362,232,752)	1,743,084,666	(35,193,593)	110,021,003

Net increase (decrease) in net assets resulting from operations	(273,543,638)	1,766,996,838	(18,828,991)	130,955,137

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(374,889,807)	(8,540,172)	(5,222,074)	(268,669)
Return of capital	—	—	—	(1,270)

Decrease in net assets resulting from distributions to shareholders	(374,889,807)	(8,540,172)	(5,222,074)	(269,939)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(110,000,980)	1,498,302,314	51,693,085	5,010,592

NET ASSETS
Total increase (decrease) in net assets	(758,434,425)	3,256,758,980	27,642,020	135,695,790
Beginning of period	6,350,591,748	3,093,832,768	329,465,758	193,769,968

End of period	$5,592,157,323	$6,350,591,748	$357,107,778	$329,465,758

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	19

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI India ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$48.79		$33.37		$32.38		$35.68		$34.20		$29.61

Net investment income(a)	0.07		0.14		0.14		0.29		0.25		0.26
Net realized and unrealized gain (loss)(b)		(2.19)	15.35		0.96		(3.00)		1.54		4.53

Net increase (decrease) from investment operations		(2.12)	15.49		1.10		(2.71)		1.79		4.79

Distributions(c)
From net investment income		(2.91)	(0.07)		(0.11)		(0.49)		(0.31)		(0.20)
Return of capital	—		—		—		(0.10)		—		—

Total distributions		(2.91)	(0.07)		(0.11)		(0.59)		(0.31)		(0.20)

Net asset value, end of period	$43.76		$48.79		$33.37		$32.38		$35.68		$34.20

Total Return(d)
Based on net asset value	(4.56	)%(e)	46.54%		3.40%		(7.61)%		5.26%		16.27%

Ratios to Average Net Assets(f)
Total expenses	0.64	%(g)	0.65%		0.69%		0.69%		0.68%		0.68%

Net investment income	0.31	%(g)	0.35%		0.43%		0.86%		0.72%		0.87%

Supplemental Data
Net assets, end of period (000)	$5,592,157		$6,350,592		$3,093,833		$4,899,749		$5,082,120		$5,263,819

Portfolio turnover rate(h)	6	%(e)(i)	25	%(i)	25	%(i)	9	%(i)	10	%(i)	13	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period  due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for  cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		6%	17%		19%		6%		5%		5%

See notes to consolidated financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$57.80		$34.60		$33.39		$44.10		$46.27		$36.01

Net investment income (loss)(a)		(0.02)		(0.01)	0.15		0.10		(0.00	)(b)	0.09
Net realized and unrealized gain (loss)(c)		(2.07)	23.26		1.88		(10.60)			(1.06)	10.55

Net increase (decrease) from investment operations		(2.09)	23.25		2.03		(10.50)			(1.06)	10.64

Distributions(d)
From net investment income		(0.77)		(0.05)	(0.82)		(0.21)			(0.63)	(0.38)
Return of capital	—		(0.00	)(b)	—		—			(0.48)	—

Total distributions		(0.77)		(0.05)	(0.82)		(0.21)			(1.11)	(0.38)

Net asset value, end of period	$54.94		$57.80		$34.60		$33.39		$44.10		$46.27

Total Return(e)
Based on net asset value	(3.80	)%(f)		67.25%	6.35%		(23.88)%			(2.36)%	29.97%

Ratios to Average Net Assets(g)
Total expenses	0.74	%(h)		0.74%	0.81%		0.76%			0.77%	0.75%

Net investment income (loss)	(0.07	)%(h)		(0.01)%	0.45%		0.28%		(0.00	)%(i)	0.21%

Supplemental Data
Net assets, end of period (000)	$357,108		$329,466		$193,770		$270,433		$282,264		$205,914

Portfolio turnover rate(j)	28	%(f)(k)	55	%(k)	32	%(k)	24	%(k)	49	%(k)	38	%(k)

(a)   Based on average shares outstanding.

(b)   Rounds to less than $0.01.

(c)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the  timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)   Where applicable, assumes the reinvestment of distributions.

(f) Not annualized.

(g)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)   Annualized.

(i) Rounds to less than 0.01%.

(j) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in  U.S. dollars (“cash creations”).

(k) Portfolio turnover rate excluding cash creations was as follows:		21%		37%	28%		19%			31%	22%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	21

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the iShares MSCI India ETF and iShares MSCI India Small-Cap ETF as of period end were $5,443,582,894 and $350,549,119, which is 97.3% and 98.2% of each Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Each Fund has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI India	$389,080,310	$926,284,886
MSCI India Small-Cap	146,405,355	102,857,184

There were no in-kind transactions for the six months ended February 28, 2022.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI India	$655,989,828
MSCI India Small-Cap	62,205,401

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI India	$3,502,127,841	$2,547,912,380	$(284,258,637)	$2,263,653,743
MSCI India Small-Cap	269,406,521	126,195,671	(33,306,647)	92,889,024

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Notes to Consolidated Financial Statements (unaudited) (continued)

The Funds, along with certain other iShares funds (“Mauritius Participating Funds”), are parties to a $750,000,000 unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of each Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete. During the six months ended February 28, 2022, the Funds did not borrow under the Uncommitted Liquidity Facility.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Consolidated Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI India
Shares sold	2,900,000	$130,200,916	44,850,000	$1,805,890,047
Shares redeemed	(5,250,000)	(240,201,896)	(7,400,000)	(307,587,733)

Net increase (decrease)	(2,350,000)	$(110,000,980)	37,450,000	$1,498,302,314

MSCI India Small-Cap
Shares sold	1,100,000	$67,571,866	1,000,000	$49,353,215
Shares redeemed	(300,000)	(15,878,781)	(900,000)	(44,342,623)

Net increase	800,000	$51,693,085	100,000	$5,010,592

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI India ETF and iShares MSCI India Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI India(a)	$0.062088	$—	$2.847406	$2.909494	2%	—%	98%	100%
MSCI India Small-Cap(a)	—	—	0.767952	0.767952	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca

•	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca

•	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ

•	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI Canada ETF

Investment Objective

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.37%	20.95%	9.80%	8.95%	20.95%	59.59%	77.17%
Fund Market	4.21	20.91	9.81	8.96	20.91	59.67	77.25
Index	4.28	20.37	9.77	8.96	20.37	59.39	77.26

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,043.70	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	100.0%
Forward foreign currency exchange contracts, net cumulative depreciation	(0.3)
Other assets less liabilities	0.3

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	38.7%
Energy	16.5
Materials	11.6
Industrials	11.2
Information Technology	7.6
Consumer Staples	3.9
Utilities	3.6
Consumer Discretionary	3.4
Communication Services	2.5
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.16)%	8.95%	8.01%	7.22%	8.95%	46.98%	70.38%
Fund Market	(7.15)	8.96	8.01	7.22	8.96	47.00	70.33
Index	(6.02)	10.31	8.33	7.62	10.31	49.19	75.28

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 928.40	$ 0.14		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.0	(a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.0	(a)
Other assets less liabilities	0.2

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Consumer Discretionary	16.6%
Industrials	15.4
Financials	15.0
Information Technology	13.4
Consumer Staples	8.1
Health Care	7.7
Materials	7.1
Utilities	6.5
Communication Services	4.3
Energy	4.3
Real Estate	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(11.09)%	1.05%	4.45%	5.67%	1.05%	24.32%	56.11%
Fund Market	(11.03)	1.37	4.45	5.67	1.37	24.33	56.11
Index	(9.71)	2.81	5.11	6.17	2.81	28.32	62.24

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 889.10	$ 0.19		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative depreciation	(0.1)
Other assets less liabilities	0.3

(a) Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Consumer Discretionary	18.5%
Industrials	17.1
Financials	15.3
Information Technology	12.6
Health Care	11.6
Materials	8.1
Communication Services	5.1
Utilities	4.7
Real Estate	4.0
Consumer Staples	3.0

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.46)%	1.69%	7.67%	7.97%	1.69%	44.69%	85.81%
Fund Market	(2.40)	1.78	7.67	7.97	1.78	44.72	85.78
Index	(2.77)	2.87	8.14	8.15	2.87	47.90	88.33

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$975.40	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative depreciation	(0.2)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	22.0%
Consumer Discretionary	19.4
Information Technology	14.0
Financials	10.1
Health Care	9.4
Communication Services	8.1
Consumer Staples	6.9
Materials	5.0
Real Estate	3.4
Utilities	0.9
Energy	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Canada ETF(a)	528,168	$20,186,581

Total Investment Companies — 100.0% (Cost: $18,070,279)		20,186,581

Total Investments in Securities — 100.0% (Cost: $18,070,279)		20,186,581

Other Assets, Less Liabilities — (0.0)%		(3,632)

Net Assets — 100.0%		$20,182,949

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$420,000	$—	$(420,000	)(b)	$—	$—	$—	—	$1	$—
iShares MSCI Canada ETF	16,587,362	6,527,545	(3,446,556)		623,096	(104,866)	20,186,581	528,168	232,839	—

					$623,096	$(104,866)	$20,186,581		$232,840	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	26,323,000	USD	20,751,696	MS	03/02/22	$16,024
USD	1,676,601	CAD	2,124,000	MS	03/02/22	856

						16,880

USD	19,027,515	CAD	24,199,000	MS	03/02/22	(64,460)
USD	20,241,720	CAD	25,670,000	MS	04/04/22	(13,732)

						(78,192)

	Net unrealized depreciation					$(61,312)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$16,880

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$78,192

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$220,101

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(204,288)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$17,728,202
Average amounts sold — in USD	$35,750,713

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$16,880	$78,192

Total derivative assets and liabilities in the Statement of Assets and Liabilities	16,880	78,192
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	16,880	78,192

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets

Morgan Stanley & Co. International PLC	$16,880	$(16,880)		$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Morgan Stanley & Co. International PLC	$78,192	$(16,880)		$—	$—	$61,312

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Canada ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$20,186,581	$—	$—	$20,186,581

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,880	$—	$16,880
Liabilities
Forward Foreign Currency Exchange Contracts	—	(78,192)	—	(78,192)

	$—	$(61,312)	$—	$(61,312)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Eurozone ETF(a)	11,132,204	$488,481,112

Total Investment Companies — 99.8% (Cost: $538,979,455)		488,481,112

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(a)(b)	220,000	220,000

Total Short-Term Investments — 0.0% (Cost: $220,000)		220,000

Total Investments in Securities — 99.8% (Cost: $539,199,455)		488,701,112

Other Assets, Less Liabilities — 0.2%		882,449

Net Assets — 100.0%		$489,583,561

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,160,000	$—	$(940,000	)(a)	$—	$—	$220,000	220,000	$16	$—
iShares MSCI Eurozone ETF	744,520,226	196,456,630	(368,504,276)		32,929,129	(116,920,597)	488,481,112	11,132,204	8,509,478	—

					$32,929,129	$(116,920,597)	$488,701,112		$8,509,494	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,848,021	EUR	1,639,000	BB	03/03/22	$10,224
USD	82,685	EUR	73,000	BNP	03/03/22	831
USD	140,017	EUR	123,000	BOA	03/03/22	2,098
USD	1,788,748	EUR	1,579,000	DBS	03/03/22	18,228
USD	12,714,755	EUR	11,224,000	JPM	03/03/22	129,381
USD	54,286,676	EUR	48,335,734	MS	03/03/22	88,233
USD	479,823,581	EUR	427,793,611	SSB	03/03/22	142,282
USD	3,658,572	EUR	3,201,000	UBS	03/03/22	69,319
USD	50,668,334	EUR	45,051,734	MS	04/05/22	83,127
USD	475,261,181	EUR	422,521,611	SSB	04/05/22	843,419

						1,387,142

EUR	11,025,000	USD	12,525,035	BB	03/03/22	(162,797)

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	109,000	USD	123,653	BNP	03/03/22	$(1,433)
EUR	50,000	USD	57,219	BSCH	03/03/22	(1,155)
EUR	9,239,000	USD	10,363,029	CITI	03/03/22	(3,417)
EUR	59,000	USD	67,422	JPM	03/03/22	(1,266)
EUR	45,051,734	USD	50,603,955	MS	03/03/22	(87,833)
EUR	422,521,611	USD	474,576,274	SSB	03/03/22	(806,422)
EUR	5,913,000	USD	6,714,731	UBS	03/03/22	(84,535)
EUR	3,118,000	USD	3,501,940	JPM	04/05/22	(972)
EUR	19,566,000	USD	22,006,956	MS	04/05/22	(37,765)
USD	2,798,758	EUR	2,494,000	MS	04/05/22	(1,567)

						(1,189,162)

	Net unrealized appreciation					$197,980

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,387,142

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$1,189,162

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$41,297,276

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(3,293,072)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$681,529,290
Average amounts sold — in USD	$1,341,522,324

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Eurozone ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,387,142	$1,189,162

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,387,142	1,189,162
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,387,142	1,189,162

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$2,098	$—	$—	$—	$2,098
Barclays Bank PLC	10,224	(10,224)	—	—	—
BNP Paribas SA	831	(831)	—	—	—
Deutsche Bank Securities Inc.	18,228	—	—	—	18,228
JPMorgan Chase Bank N.A.	129,381	(2,238)	—	—	127,143
Morgan Stanley & Co. International PLC	171,360	(127,165)	—	—	44,195
State Street Bank and Trust Co.	985,701	(806,422)	—	—	179,279
UBS AG	69,319	(69,319)	—	—	—

	$1,387,142	$(1,016,199)	$—	$—	$370,943

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Banco Santander Central Hispano	$1,155	$—	$—	$—	$1,155
Barclays Bank PLC	162,797	(10,224)	—	—	152,573
BNP Paribas SA	1,433	(831)	—	—	602
Citibank N.A.	3,417	—	—	—	3,417
JPMorgan Chase Bank N.A.	2,238	(2,238)	—	—	—
Morgan Stanley & Co. International PLC	127,165	(127,165)	—	—	—
State Street Bank and Trust Co.	806,422	(806,422)	—	—	—
UBS AG	84,535	(69,319)	—	—	15,216

	$1,189,162	$(1,016,199)	$—	$—	$172,963

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Eurozone ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$488,481,112	$—	$—	$488,481,112
Money Market Funds	220,000	—	—	220,000

	$488,701,112	$—	$—	$488,701,112

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,387,142	$—	$1,387,142
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,189,162)	—	(1,189,162)

	$—	$197,980	$—	$197,980

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Germany ETF(a)	1,715,876	$49,897,674

Total Investment Companies — 99.8% (Cost: $60,394,563)		49,897,674

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(a)(b)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.8% (Cost: $60,414,563)		49,917,674

Other Assets, Less Liabilities — 0.2%		89,777

Net Assets — 100.0%		$50,007,451

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$—	$(10,000	)(a)	$—	$—	$20,000	20,000	$2	$—
iShares MSCI Germany ETF	63,381,021	112,060,033	(115,259,432)		(268,822)	(10,015,126)	49,897,674	1,715,876	556,163	—

					$(268,822)	$(10,015,126)	$49,917,674		$556,165	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,630,846	EUR	1,442,000	BNP	03/03/22	$13,944
USD	114,172	EUR	100,000	CBA	03/03/22	2,043
USD	3,141,755	EUR	2,765,000	JPM	03/03/22	41,384
USD	9,121,824	EUR	8,107,400	MS	03/03/22	31,066
USD	50,544,666	EUR	45,062,600	SSB	03/03/22	16,359
USD	1,588,172	EUR	1,402,000	UBS	03/03/22	16,121
USD	5,942,111	EUR	5,283,400	MS	04/05/22	9,779
USD	48,621,063	EUR	43,225,600	SSB	04/05/22	86,286

						216,982

EUR	42,000	USD	47,876	BNP	03/03/22	(781)
EUR	2,882,000	USD	3,296,430	CBA	03/03/22	(64,868)
EUR	176,000	USD	197,412	CITI	03/03/22	(66)

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	1,376,000	USD	1,559,029	JPM	03/03/22	$(16,132)
EUR	5,283,400	USD	5,934,530	MS	03/03/22	(10,299)
EUR	43,225,600	USD	48,550,994	SSB	03/03/22	(82,500)
EUR	5,894,000	USD	6,719,796	UBS	03/03/22	(110,905)
EUR	2,797,000	USD	3,145,940	MS	04/05/22	(5,399)
USD	153,741	EUR	137,000	MS	04/05/22	(86)

						(291,036)

	Net unrealized depreciation					$(74,054)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$216,982

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$291,036

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$3,824,055

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(348,252)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$73,441,134
Average amounts sold — in USD	$133,393,160

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$216,982	$291,036

Total derivative assets and liabilities in the Statement of Assets and Liabilities	216,982	291,036
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	216,982	291,036

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Germany ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

BNP Paribas SA	$13,944	$(781)	$—	$—	$13,163
Commonwealth Bank of Australia	2,043	(2,043)	—	—	—
JPMorgan Chase Bank N.A.	41,384	(16,132)	—	—	25,252
Morgan Stanley & Co. International PLC	40,845	(15,784)	—	—	25,061
State Street Bank and Trust Co.	102,645	(82,500)	—	—	20,145
UBS AG	16,121	(16,121)	—	—	—

	$216,982	$(133,361)	$—	$—	$83,621

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

BNP Paribas SA	$781	$(781)	$—	$—	$—
Citibank N.A.	66	—	—	—	66
Commonwealth Bank of Australia	64,868	(2,043)	—	—	62,825
JPMorgan Chase Bank N.A.	16,132	(16,132)	—	—	—
Morgan Stanley & Co. International PLC	15,784	(15,784)	—	—	—
State Street Bank and Trust Co.	82,500	(82,500)	—	—	—
UBS AG	110,905	(16,121)	—	—	94,784

	$291,036	$(133,361)	$—	$—	$157,675

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$49,897,674	$—	$—	$49,897,674
Money Market Funds	20,000	—	—	20,000

	$49,917,674	$—	$—	$49,917,674

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$216,982	$—	$216,982
Liabilities
Forward Foreign Currency Exchange Contracts	—	(291,036)	—	(291,036)

	$—	$(74,054)	$—	$(74,054)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Japan ETF(a)	8,232,037	$518,124,409

Total Investment Companies — 100.1% (Cost: $565,842,661)		518,124,409

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(a)(b)	290,000	290,000

Total Short-Term Investments — 0.1% (Cost: $290,000)		290,000

Total Investments in Securities — 100.2% (Cost: $566,132,661)		518,414,409

Other Assets, Less Liabilities — (0.2)%		(997,902)

Net Assets — 100.0%		$517,416,507

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$210,000	$80,000	(a)	$—	$—	$—	$290,000	290,000	$24	$—
iShares MSCI Japan ETF	534,387,175	384,819,377		(336,345,935)	(6,140,304)	(58,595,904)	518,124,409	8,232,037	9,920,083	—

					$(6,140,304)	$(58,595,904)	$518,414,409		$9,920,107	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	54,519,500,800	USD	473,385,014	BNP	03/03/22	$849,887
JPY	216,292,000	USD	1,878,068	BNY	03/03/22	3,336
JPY	5,257,640,000	USD	45,639,723	BOA	03/03/22	93,571
JPY	449,223,000	USD	3,871,677	BSCH	03/03/22	35,864
JPY	281,195,000	USD	2,445,905	JPM	03/03/22	55
JPY	6,675,092,200	USD	57,957,218	MS	03/03/22	105,707
USD	3,790,465	JPY	433,766,000	ANZ	03/03/22	17,375
JPY	192,112,000	USD	1,669,334	RBS	04/05/22	3,013
USD	10,029,078	JPY	1,151,619,000	BOA	04/05/22	4,158

						1,112,966

JPY	4,384,000	USD	38,179	CBA	03/03/22	(45)
JPY	657,098,000	USD	5,717,873	UBS	03/03/22	(2,142)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	521,491,578	JPY	60,075,829,800	BOA	03/03/22	$(1,074,747)
USD	1,859,778	JPY	214,056,000	CITI	03/03/22	(2,176)
USD	3,801,439	JPY	439,260,000	JPM	03/03/22	(19,440)
USD	59,869,521	JPY	6,897,513,200	MS	03/03/22	(128,121)
JPY	654,075,000	USD	5,695,798	HSBC	04/05/22	(2,031)
USD	464,374,847	JPY	53,445,661,800	BNP	04/05/22	(873,221)
USD	57,997,003	JPY	6,675,092,200	MS	04/05/22	(110,122)

						(2,212,045)

	Net unrealized depreciation					$(1,099,079)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,112,966

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$2,212,045

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$31,043,874

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(2,517,472)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$595,649,675
Average amounts sold — in USD	$1,141,269,536

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,112,966	$2,212,045

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,112,966	2,212,045
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,112,966	2,212,045

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Japan ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Australia and New Zealand Bank Group	$17,375	$—	$—	$—	$17,375
Banco Santander Central Hispano	35,864	—	—	—	35,864
Bank of America N.A.	97,729	(97,729)	—	—	—
Bank of New York	3,336	—	—	—	3,336
BNP Paribas SA	849,887	(849,887)	—	—	—
JPMorgan Chase Bank N.A.	55	(55)	—	—	—
Morgan Stanley & Co. International PLC	105,707	(105,707)	—	—	—
Royal Bank of Scotland PLC	3,013	—	—	—	3,013

	$1,112,966	$(1,053,378)	$—	$—	$59,588

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of America N.A.	$1,074,747	$(97,729)	$—	$—	$977,018
BNP Paribas SA	873,221	(849,887)	—	—	23,334
Citibank N.A.	2,176	—	—	—	2,176
Commonwealth Bank of Australia	45	—	—	—	45
HSBC Bank PLC	2,031	—	—	—	2,031
JPMorgan Chase Bank N.A.	19,440	(55)	—	—	19,385
Morgan Stanley & Co. International PLC	238,243	(105,707)	—	—	132,536
UBS AG	2,142	—	—	—	2,142

	$2,212,045	$(1,053,378)	$—	$—	$1,158,667

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Japan ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$518,124,409	$—	$—	$518,124,409
Money Market Funds	290,000	—	—	290,000

	$518,414,409	$—	$—	$518,414,409

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,112,966	$—	$1,112,966
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,212,045)	—	(2,212,045)

	$—	$(1,099,079)	$—	$(1,099,079)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$20,186,581	$488,701,112	$49,917,674	$518,414,409
Cash	10,226	7,684	7,304	427
Receivables:
Investments sold	47,917	691,771	157,686	94,083
Capital shares sold	—	—	—	8,392
Dividends	—	—	1	8
Unrealized appreciation on:
Forward foreign currency exchange contracts	16,880	1,387,142	216,982	1,112,966

Total assets	20,261,604	490,787,709	50,299,647	519,630,285

LIABILITIES
Payables:
Capital shares redeemed	—	3,009	—	—
Investment advisory fees	463	11,977	1,160	1,733
Unrealized depreciation on:
Forward foreign currency exchange contracts	78,192	1,189,162	291,036	2,212,045

Total liabilities	78,655	1,204,148	292,196	2,213,778

NET ASSETS	$20,182,949	$489,583,561	$50,007,451	$517,416,507

NET ASSETS CONSIST OF:
Paid-in capital	$17,917,235	$503,843,148	$100,925,580	$595,638,115
Accumulated earnings (loss)	2,265,714	(14,259,587)	(50,918,129)	(78,221,608)

NET ASSETS	$20,182,949	$489,583,561	$50,007,451	$517,416,507

Shares outstanding	610,000	14,300,000	1,700,000	13,900,000

Net asset value	$33.09	$34.24	$29.42	$37.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$18,070,279	$539,199,455	$60,414,563	$566,132,661

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

INVESTMENT INCOME
Dividends — Affiliated	$232,840	$8,509,494	$556,165	$9,920,107

Total investment income	232,840	8,509,494	556,165	9,920,107

EXPENSES
Investment advisory fees	55,226	2,002,081	160,642	1,640,256
Commitment fees	—	2,983	305	3,286
Professional fees	217	217	217	217

Total expenses	55,443	2,005,281	161,164	1,643,759

Less:
Investment advisory fees waived	(52,773)	(1,908,407)	(149,971)	(1,634,275)

Total expenses after fees waived	2,670	96,874	11,193	9,484

Net investment income	230,170	8,412,620	544,972	9,910,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(980)	(721,707)	(160,265)	(1,190,024)
In-kind redemptions — Affiliated	624,076	33,650,836	(108,557)	(4,950,280)
Forward foreign currency exchange contracts	220,101	41,297,276	3,824,055	31,043,874

Net realized gain	843,197	74,226,405	3,555,233	24,903,570

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(104,866)	(116,920,597)	(10,015,126)	(58,595,904)
Forward foreign currency exchange contracts	(204,288)	(3,293,072)	(348,252)	(2,517,472)

Net change in unrealized appreciation (depreciation)	(309,154)	(120,213,669)	(10,363,378)	(61,113,376)

Net realized and unrealized gain (loss)	534,043	(45,987,264)	(6,808,145)	(36,209,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$764,213	$(37,574,644)	$(6,263,173)	$(26,299,183)

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$230,170	$216,856	$8,412,620	$15,085,514
Net realized gain (loss)	843,197	(97,038)	74,226,405	33,361,588
Net change in unrealized appreciation (depreciation)	(309,154)	2,839,398	(120,213,669)	125,904,966

Net increase (decrease) in net assets resulting from operations	764,213	2,959,216	(37,574,644)	174,352,068

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(461,090)	(217,525)	(7,003,856)	(15,122,753)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,310,143	2,272,139	(210,507,858)	15,471,012

NET ASSETS
Total increase (decrease) in net assets	3,613,266	5,013,830	(255,086,358)	174,700,327
Beginning of period	16,569,683	11,555,853	744,669,919	569,969,592

End of period	$20,182,949	$16,569,683	$489,583,561	$744,669,919

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$544,972	$1,850,036	$9,910,623	$5,002,260
Net realized gain	3,555,233	6,348,167	24,903,570	46,915,341
Net change in unrealized appreciation (depreciation)	(10,363,378)	5,384,005	(61,113,376)	20,601,765

Net increase (decrease) in net assets resulting from operations	(6,263,173)	13,582,208	(26,299,183)	72,519,366

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(546,227)	(1,854,347)	(9,917,510)	(5,002,254)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,577,521)	(24,290,125)	18,234,792	220,624,947

NET ASSETS
Total increase (decrease) in net assets	(13,386,921)	(12,562,264)	(17,981,901)	288,142,059
Beginning of period	63,394,372	75,956,636	535,398,408	247,256,349

End of period	$50,007,451	$63,394,372	$517,416,507	$535,398,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$32.49		$25.68	$26.41	$26.79	$24.70	$23.54

Net investment income(a)	0.42		0.53	0.71	0.59	0.56	0.24
Net realized and unrealized gain(b)	1.00		6.80	0.30	0.30	2.10	1.38

Net increase from investment operations	1.42		7.33	1.01	0.89	2.66	1.62

Distributions(c)
From net investment income		(0.82)	(0.52)	(1.37)	(0.64)	(0.57)	(0.46)
From net realized gain	—		—	(0.37)	(0.63)	—	—

Total distributions		(0.82)	(0.52)	(1.74)	(1.27)	(0.57)	(0.46)

Net asset value, end of period	$33.09		$32.49	$25.68	$26.41	$26.79	$24.70

Total Return(d)
Based on net asset value	4.37	%(e)	28.81%	4.08%	3.84%	10.82%	6.86%

Ratios to Average Net Assets(f)
Total expenses	0.62	%(g)	0.62%	0.62%	0.62%	0.62%	0.62%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.58	%(g)	1.84%	2.75%	2.31%	2.12%	0.98%

Supplemental Data
Net assets, end of period (000)	$20,183		$16,570	$11,556	$38,290	$5,357	$2,470

Portfolio turnover rate(h)	5	%(e)	10%	15%	12%	10%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$37.33		$28.36	$29.86		$29.76		$28.83	$24.73

Net investment income(a)	0.48		0.83	0.35		0.76		0.79	0.64
Net realized and unrealized gain (loss)(b)		(3.11)	9.00	(0.64)		0.24		1.03	4.07

Net increase (decrease) from investment operations		(2.63)	9.83	(0.29)		1.00		1.82	4.71

Distributions(c)
From net investment income		(0.46)	(0.86)	(0.38)		(0.90)		(0.89)	(0.61)
From net realized gain	—		—	(0.83)		(0.00	)(d)	—	—
Return of capital	—		—	(0.00	)(d)	—		—	(0.00	)(d)

Total distributions		(0.46)	(0.86)	(1.21)		(0.90)		(0.89)	(0.61)

Net asset value, end of period	$34.24		$37.33	$28.36		$29.86		$29.76	$28.83

Total Return(e)
Based on net asset value	(7.16	)%(f)	35.04%	(1.21)%		3.41%		6.36%	19.13%

Ratios to Average Net Assets(g)
Total expenses	0.62	%(h)	0.62%	0.62%		0.62%		0.62%	0.62%

Total expenses after fees waived	0.03	%(h)	0.03%	0.03%		0.03%		0.03%	0.03%

Net investment income	2.61	%(h)	2.52%	1.18%		2.63%		2.61%	2.32%

Supplemental Data
Net assets, end of period (000)	$489,584		$744,670	$569,970		$868,987		$1,660,448	$1,791,673

Portfolio turnover rate(i)	2	%(f)	14%	10%		5%		11%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$33.37		$28.13	$26.21		$27.64		$26.82	$24.03

Net investment income(a)	0.29		0.85	0.21		0.55		0.53	0.74
Net realized and unrealized gain (loss)(b)		(3.96)	5.31	2.06		(1.25)		1.02	2.62

Net increase (decrease) from investment operations		(3.67)	6.16	2.27		(0.70)		1.55	3.36

Distributions(c)
From net investment income		(0.28)	(0.92)	(0.35)		(0.73)		(0.73)	(0.57)
Return of capital	—		—	(0.00	)(d)	(0.00	)(d)	—	—

Total distributions		(0.28)	(0.92)	(0.35)		(0.73)		(0.73)	(0.57)

Net asset value, end of period	$29.42		$33.37	$28.13		$26.21		$27.64	$26.82

Total Return(e)
Based on net asset value	(11.09	)%(f)	22.12%	8.71%		(2.65)%		5.83%	13.88%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.53%	0.53%		0.53%		0.53%	0.53%

Total expenses after fees waived	0.04	%(h)	0.03%	0.02%		0.04%		0.06%	0.05%

Net investment income	1.80	%(h)	2.78%	0.77%		2.09%		1.87%	2.75%

Supplemental Data
Net assets, end of period (000)	$50,007		$63,394	$75,957		$154,620		$330,346	$791,051

Portfolio turnover rate(i)	2	%(f)	16%	12%		5%		11%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$38.66		$31.50		$29.13		$32.36		$29.56	$24.73

Net investment income(a)	0.63		0.51		0.72		0.45		0.46	0.52
Net realized and unrealized gain (loss)(b)		(1.55)	7.06		2.35		(3.04)		2.81	4.78

Net increase (decrease) from investment operations		(0.92)	7.57		3.07		(2.59)		3.27	5.30

Distributions(c)
From net investment income		(0.52)	(0.41)		(0.70)		(0.64)		(0.47)	(0.47)

Total distributions		(0.52)	(0.41)		(0.70)		(0.64)		(0.47)	(0.47)

Net asset value, end of period	$37.22		$38.66		$31.50		$29.13		$32.36	$29.56

Total Return(d)
Based on net asset value	(2.46	)%(e)	24.08%		10.52%		(8.06)%		11.07%	21.50%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%		0.53%		0.53%		0.53%	0.53%

Total expenses after fees waived	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.01%	0.00	%(h)

Net investment income	3.20	%(g)	1.38%		2.31%		1.47%		1.41%	1.84%

Supplemental Data
Net assets, end of period (000)	$517,417		$535,398		$247,256		$329,138		$1,004,834	$1,198,726

Portfolio turnover rate(i)	2	%(e)	7%		9%		9%		9%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI Canada	Diversified
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Japan	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Canada	0.62%
Currency Hedged MSCI Eurozone	0.62
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Japan	0.53

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Canada ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2025 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Currency Hedged MSCI Canada	$52,773
Currency Hedged MSCI Eurozone	1,908,407
Currency Hedged MSCI Germany	149,971
Currency Hedged MSCI Japan	1,634,275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Canada	$889,716	$1,063,332
Currency Hedged MSCI Eurozone	53,785,473	14,567,138
Currency Hedged MSCI Germany	4,640,560	1,237,800
Currency Hedged MSCI Japan	43,584,727	13,253,423

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Canada	$5,637,829	$2,383,225
Currency Hedged MSCI Eurozone	142,671,156	353,937,138
Currency Hedged MSCI Germany	107,419,472	114,021,632
Currency Hedged MSCI Japan	341,234,648	323,092,511

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Canada	$258,109
Currency Hedged MSCI Eurozone	35,252,249
Currency Hedged MSCI Germany	43,562,482
Currency Hedged MSCI Japan	52,181,274

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Canada	$18,070,747	$2,133,182	$(78,660)	$2,054,522
Currency Hedged MSCI Eurozone	540,050,547	1,387,142	(52,538,597)	(51,151,455)
Currency Hedged MSCI Germany	60,479,047	216,982	(10,852,409)	(10,635,427)
Currency Hedged MSCI Japan	566,833,960	1,112,966	(50,631,596)	(49,518,630)

8.	LINE OF CREDIT

The iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Canada
Shares sold	170,000	$5,641,360	190,000	$6,100,407
Shares redeemed	(70,000)	(2,331,217)	(130,000)	(3,828,268)

Net increase	100,000	$3,310,143	60,000	$2,272,139

Currency Hedged MSCI Eurozone
Shares sold	3,850,000	$142,422,797	16,600,000	$546,988,458
Shares redeemed	(9,500,000)	(352,930,655)	(16,750,000)	(531,517,446)

Net increase (decrease)	(5,650,000)	$(210,507,858)	(150,000)	$15,471,012

Currency Hedged MSCI Germany
Shares sold	3,300,000	$107,577,286	10,850,000	$325,501,335
Shares redeemed	(3,500,000)	(114,154,807)	(11,650,000)	(349,791,460)

Net decrease	(200,000)	$(6,577,521)	(800,000)	$(24,290,125)

Currency Hedged MSCI Japan
Shares sold	8,550,000	$341,872,623	16,600,000	$599,727,410
Shares redeemed	(8,500,000)	(323,637,831)	(10,600,000)	(379,102,463)

Net increase	50,000	$18,234,792	6,000,000	$220,624,947

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Canada ETF, iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	37

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Canada(a)	$0.699218	$—	$0.124157	$0.823375	85%	—%	15%	100%
Currency Hedged MSCI Eurozone(a)	0.450168	—	0.010612	0.460780	98	—	2	100
Currency Hedged MSCI Germany(a)	0.275359	—	0.005627	0.280986	98	—	2	100
Currency Hedged MSCI Japan(a)	0.394374	—	0.122163	0.516537	76	—	24	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	39

Glossary of Terms Used in this Report

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group

BB	Barclays Bank PLC

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

BSCH	Banco Santander Central Hispano

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Counterparty Abbreviations (continued)

DBS	Deutsche Bank Securities Inc.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca

•	iShares MSCI United Kingdom ETF | EWU | NYSE Arca

•	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers. Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds. The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI United Kingdom ETF

Investment Objective

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.05%	19.91%	4.59%	5.89%	19.91%	25.13%	46.50%
Fund Market	6.94	19.84	4.60	5.88	19.84	25.22	46.41
Index	8.21	21.88	5.56	6.58	21.88	31.05	52.95

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,070.50	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.9%
Forward foreign currency exchange contracts, net cumulative appreciation	0.0	(a)
Other assets less liabilities	0.1

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Consumer Staples	19.4%
Financials	17.9
Health Care	12.7
Energy	12.1
Industrials	11.1
Materials	10.0
Consumer Discretionary	5.8
Communication Services	4.6
Utilities	4.0
Real Estate	1.4
Information Technology	1.0

(a)	Excludes money market funds

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.72%	15.62%	5.19%	3.77%	15.62%	28.81%	44.72%
Fund Market	4.25	15.22	5.08	3.69	15.22	28.12	43.61
Index	5.23	16.60	5.82	4.34	16.60	32.71	52.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,047.20	$2.49		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Staples	19.4%
Financials	17.9
Health Care	12.7
Energy	12.1
Industrials	11.1
Materials	10.0
Consumer Discretionary	5.8
Communication Services	4.6
Utilities	4.0
Real Estate	1.4
Information Technology	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Shell PLC	8.2%
AstraZeneca PLC	7.6
HSBC Holdings PLC	5.7
Unilever PLC	5.2
Diageo PLC	4.7
GlaxoSmithKline PLC	4.2
BP PLC	3.9
British American Tobacco PLC	3.9
Rio Tinto PLC	3.6
Anglo American PLC	2.6

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.25)%	(5.77)%	5.36%	6.61%	(5.77)%	29.82%	89.73%
Fund Market	(18.07)	(7.03)	5.20	6.48	(7.03)	28.87	87.30
Index	(16.76)	(4.87)	6.08	7.31	(4.87)	34.31	102.49

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$827.50	$2.67		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	21.8%
Consumer Discretionary	15.5
Financials	15.0
Real Estate	12.4
Information Technology	7.6
Communication Services	6.8
Health Care	5.9
Materials	5.0
Consumer Staples	4.5
Utilities	3.1
Energy	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Meggitt PLC	1.6%
Rightmove PLC	1.5
B&M European Value Retail SA	1.5
Howden Joinery Group PLC	1.3
Intermediate Capital Group PLC	1.3
DS Smith PLC	1.3
Electrocomponents PLC	1.2
Centrica PLC	1.2
Dechra Pharmaceuticals PLC	1.2
Tritax Big Box REIT PLC	1.2

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI United Kingdom ETF(a)	292,793	$9,805,638

Total Investment Companies — 99.9% (Cost: $9,904,737)		9,805,638

Total Investments in Securities — 99.9% (Cost: $9,904,737)		9,805,638

Other Assets, Less Liabilities — 0.1%		6,434

Net Assets — 100.0%		$ 9,812,072

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI United Kingdom ETF	$8,253,193	$6,575,735	$(5,183,060)	$196,358	$(36,588)	$9,805,638	292,793	$361,069	$—

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	481,435	GBP	354,000	MS	03/03/22	$6,541

USD	9,875,268	GBP	7,358,000	MS	04/05/22	1,498

						8,039

GBP	7,398,000	USD	9,926,515	MS	03/03/22	(2,026)

USD	9,448,437	GBP	7,044,000	MS	03/03/22	(1,158)

GBP	14,000	USD	18,790	MS	04/05/22	(3)

USD	166,239	GBP	124,000	MS	04/05/22	(158)

						(3,345)

	Net unrealized appreciation					$4,694

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$8,039

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$3,345

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI United Kingdom ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$438,057

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(86,868)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$10,358,131
Average amounts sold — in USD	$21,070,466

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$8,039	$3,345

Total derivative assets and liabilities in the Statement of Assets and Liabilities	8,039	3,345
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	8,039	3,345

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$8,039	$(3,345)		$—	$—	$4,694

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged Pledged	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$3,345	$(3,345)		$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$9,805,638	$—	$—	$9,805,638

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,039	$—	$8,039
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,345)	—	(3,345)

	$—	$4,694	$—	$4,694

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
BAE Systems PLC	4,403,686	$42,279,743
Rolls-Royce Holdings PLC(a)	11,628,692	16,041,325

		58,321,068

Banks — 10.6%
Barclays PLC	23,258,952	56,834,623
HSBC Holdings PLC	28,235,442	196,018,399
Lloyds Banking Group PLC	98,514,026	63,492,790
NatWest Group PLC	7,852,252	24,060,556
Standard Chartered PLC	3,646,685	25,988,466

		366,394,834

Beverages — 4.8%
Coca-Cola HBC AG, Class DI	277,051	7,038,907
Diageo PLC	3,234,361	160,237,809

		167,276,716

Capital Markets — 2.9%
3i Group PLC	1,348,931	24,030,017
abrdn plc	3,009,820	8,342,401
Hargreaves Lansdown PLC	490,951	7,440,955
London Stock Exchange Group PLC	456,871	39,910,725
Schroders PLC	171,528	7,022,029
St. James’s Place PLC	749,910	14,059,267

		100,805,394

Chemicals — 0.8%
Croda International PLC	193,598	19,378,948
Johnson Matthey PLC	267,041	6,710,607

		26,089,555

Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,584,393	17,538,623

Diversified Financial Services — 0.3%
M&G PLC	3,588,379	9,878,361

Diversified Telecommunication Services — 0.9%
BT Group PLC	12,359,574	30,838,284

Electric Utilities — 1.0%
SSE PLC	1,477,349	33,528,026

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	527,708	17,020,718

Equity Real Estate Investment Trusts (REITs) — 1.4%
British Land Co PLC/The	1,215,070	8,586,557
Land Securities Group PLC	972,182	10,301,936
Segro PLC	1,670,171	29,046,021

		47,934,514

Food & Staples Retailing — 1.8%
J Sainsbury PLC	2,413,595	8,901,628
Ocado Group PLC(a)	673,495	12,384,837
Tesco PLC	10,697,655	41,442,237

		62,728,702

Food Products — 0.4%
Associated British Foods PLC	495,712	12,683,230

Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	1,219,777	21,816,798

Health Care Providers & Services — 0.0%
NMC Health PLC(b)	122,262	2

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC	2,475,085	$55,944,473
Entain PLC(a)	812,903	18,276,017
InterContinental Hotels Group PLC(a)	254,341	17,710,497
Whitbread PLC(a)	278,765	10,881,677

		102,812,664

Household Durables — 1.3%
Barratt Developments PLC	1,422,128	11,583,538
Berkeley Group Holdings PLC	155,074	8,064,825
Persimmon PLC	443,705	14,279,993
Taylor Wimpey PLC	5,033,005	10,095,130

		44,023,486

Household Products — 2.4%
Reckitt Benckiser Group PLC	991,034	83,917,885

Industrial Conglomerates — 1.0%
DCC PLC	136,022	10,674,121
Melrose Industries PLC	6,083,458	12,035,916
Smiths Group PLC	547,058	11,160,297

		33,870,334

Insurance — 4.0%
Admiral Group PLC	270,016	10,756,245
Aviva PLC	5,265,260	29,503,232
Legal & General Group PLC	8,266,890	30,566,224
Phoenix Group Holdings PLC	965,644	8,003,544
Prudential PLC	3,803,412	57,501,752

		136,330,997

Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,323,263	11,703,035

Machinery — 0.5%
Spirax-Sarco Engineering PLC	102,524	16,337,659

Media — 1.4%
Informa PLC(a)	2,089,224	16,542,135
Pearson PLC	1,044,180	9,033,097
WPP PLC	1,621,464	22,805,710

		48,380,942

Metals & Mining — 8.8%
Anglo American PLC	1,775,605	90,132,778
Antofagasta PLC	544,228	11,019,443
Glencore PLC	13,762,349	80,922,687
Rio Tinto PLC	1,558,332	121,849,135

		303,924,043

Multi-Utilities — 2.2%
National Grid PLC	5,018,447	75,875,747

Multiline Retail — 0.5%
Next PLC	184,785	16,919,353

Oil, Gas & Consumable Fuels — 12.0%
BP PLC	27,415,542	133,626,429
Shell PLC	10,682,233	281,698,931

		415,325,360

Paper & Forest Products — 0.4%
Mondi PLC	674,884	14,160,048

Personal Products — 5.2%
Unilever PLC	3,564,592	179,056,482

Pharmaceuticals — 12.0%
AstraZeneca PLC	2,149,293	261,238,673

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
GlaxoSmithKline PLC	6,981,166	$145,586,157
Hikma Pharmaceuticals PLC	239,627	6,671,204

		413,496,034

Professional Services — 4.3%
Experian PLC	1,280,254	50,012,414
Intertek Group PLC	224,354	16,104,540
RELX PLC	2,684,076	81,738,139

		147,855,093

Software — 0.5%
AVEVA Group PLC	166,249	5,505,139
Sage Group PLC/The	1,421,283	13,333,684

		18,838,823

Specialty Retail — 0.5%
JD Sports Fashion PLC	3,559,625	7,160,680
Kingfisher PLC	2,897,960	11,821,808

		18,982,488

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	562,759	14,590,194

Tobacco — 4.7%
British American Tobacco PLC	3,024,470	132,553,114
Imperial Brands PLC	1,310,550	28,656,830

		161,209,944

Trading Companies & Distributors — 3.1%
Ashtead Group PLC	619,089	40,229,561
Bunzl PLC	468,321	18,506,997
Ferguson PLC	307,485	46,853,931

		105,590,489

Water Utilities — 0.8%
Severn Trent PLC	345,324	13,285,644

Security	Shares	Value

Water Utilities (continued)
United Utilities Group PLC	948,507	$13,613,594

		26,899,238

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	37,878,664	66,679,262

Total Common Stocks — 99.4% (Cost: $3,684,828,054)		3,429,634,425

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	1,600,000	1,600,000

Total Short-Term Investments — 0.1% (Cost: $1,600,000)		1,600,000

Total Investments in Securities — 99.5% (Cost: $3,686,428,054)		3,431,234,425

Other Assets, Less Liabilities — 0.5%		17,678,224

Net Assets — 100.0%		$3,448,912,649

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,420,000	$180,000	(a)	$—	$—	$—	$1,600,000	1,600,000	$85	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	181	03/18/22	$18,003	$377,572

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$377,572

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$377,998

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$286,272

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,954,036

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$3,429,634,423	$2	$3,429,634,425
Money Market Funds	1,600,000	—	—	1,600,000

	$1,600,000	$3,429,634,423	$2	$3,431,234,425

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$377,572	$—	$377,572

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Avon Protection PLC	5,473	$91,629
Babcock International Group PLC(a)	43,434	191,317
Chemring Group PLC	48,609	198,753
Meggitt PLC(a)	135,189	1,361,619
QinetiQ Group PLC	99,419	386,703
Senior PLC(a)	71,461	133,887
Ultra Electronics Holdings PLC	12,372	528,420

		2,892,328

Air Freight & Logistics — 0.8%
Royal Mail PLC	138,160	726,107

Airlines — 1.0%
easyJet PLC(a)	52,103	418,066
JET2 PLC(a)	27,899	475,969

		894,035

Auto Components — 0.2%
AB Dynamics PLC	2,778	40,255
TI Fluid Systems PLC(b)	39,947	116,366

		156,621

Automobiles — 0.2%
Aston Martin Lagonda Global Holdings PLC(a)(b)	11,981	162,545

Banks — 1.4%
Bank of Georgia Group PLC	6,736	119,099
Close Brothers Group PLC	25,897	404,603
TBC Bank Group PLC	7,089	114,086
Virgin Money UK PLC	224,447	555,470

		1,193,258

Beverages — 1.5%
AG Barr PLC	15,821	109,728
Britvic PLC	46,295	530,997
C&C Group PLC(a)	67,505	190,896
Fevertree Drinks PLC	18,017	452,821

		1,284,442

Biotechnology — 1.4%
Abcam PLC(a)	37,259	623,212
Avacta Group PLC(a)(c)	42,637	28,885
Genus PLC	11,372	500,853
Oxford Biomedica PLC(a)	9,934	98,465

		1,251,415

Building Products — 0.8%
Genuit Group PLC	42,554	291,938
Tyman PLC	33,717	155,053
Volution Group PLC	34,008	226,850

		673,841

Capital Markets — 8.3%
AJ Bell PLC	52,896	217,800
Alpha FX Group PLC	4,902	110,806
Ashmore Group PLC	79,601	266,483
Brewin Dolphin Holdings PLC	52,147	205,607
Bridgepoint Group PLC(a)(b)	49,716	225,759
CMC Markets PLC(b)	23,010	72,077
IG Group Holdings PLC	67,187	702,135
Impax Asset Management Group PLC	14,809	192,611
IntegraFin Holdings PLC	48,387	277,975
Intermediate Capital Group PLC	50,080	1,147,800
Investec PLC	120,428	659,626

Security	Shares	Value

Capital Markets (continued)
IP Group PLC	173,470	$215,561
JTC PLC(b)	22,539	234,583
Jupiter Fund Management PLC	76,020	216,779
Liontrust Asset Management PLC	10,734	217,047
Man Group PLC/Jersey	241,484	621,876
Ninety One PLC	58,837	196,535
Numis Corp. PLC	12,713	43,825
Polar Capital Holdings PLC(c)	12,826	97,304
Quilter PLC(b)	288,509	501,761
Rathbones Group PLC	10,737	236,561
Sanne Group PLC	28,228	345,734
TP ICAP Group PLC	135,504	217,953

		7,224,198

Chemicals — 1.2%
Elementis PLC(a)	99,949	172,183
Essentra PLC	51,834	211,141
Synthomer PLC	64,506	248,557
Victrex PLC	15,091	390,789

		1,022,670

Commercial Services & Supplies — 2.4%
Biffa PLC(b)	52,507	229,214
Clipper Logistics PLC	13,366	159,761
HomeServe PLC	52,425	473,430
Johnson Service Group PLC(a)	78,346	165,932
Mitie Group PLC	244,930	183,071
Renewi PLC(a)	13,678	113,030
Restore PLC	20,999	126,766
Serco Group PLC	211,870	377,310
Smart Metering Systems PLC	21,682	208,720

		2,037,234

Communications Equipment — 0.4%
Spirent Communications PLC	105,131	343,983

Construction & Engineering — 0.9%
Balfour Beatty PLC	110,321	350,397
Keller Group PLC	12,409	131,312
Kier Group PLC(a)	75,736	94,322
Morgan Sindall Group PLC	6,772	209,442

		785,473

Construction Materials — 1.2%
Breedon Group PLC	261,226	289,108
Forterra PLC(b)	39,024	125,380
Ibstock PLC(b)	70,372	167,487
Marshalls PLC	34,372	292,708
RHI Magnesita NV	4,843	180,026

		1,054,709

Consumer Finance — 0.2%
Funding Circle Holdings PLC(a)(b)	29,494	29,239
Provident Financial PLC(a)	43,575	168,187

		197,426

Containers & Packaging — 1.3%
DS Smith PLC	236,917	1,091,680

Distributors — 0.8%
Inchcape PLC	66,407	664,223

Diversified Financial Services — 0.7%
Burford Capital Ltd.	32,011	311,086

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Plus500 Ltd.	15,658	$292,179

		603,265

Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	14,269	280,437
Helios Towers PLC(a)	126,042	246,188

		526,625

Electrical Equipment — 0.7%
Ceres Power Holdings PLC(a)	16,358	153,401
ITM Power PLC(a)	73,746	323,287
Luceco PLC(b)	14,223	46,941
Volex PLC	21,057	81,832

		605,461

Electronic Equipment, Instruments & Components — 1.4%
Renishaw PLC	6,322	397,106
Spectris PLC	19,116	718,235
Strix Group PLC	35,310	115,816

		1,231,157

Energy Equipment & Services — 0.5%
Hunting PLC	24,952	77,763
John Wood Group PLC(a)	118,276	286,885
Petrofac Ltd.(a)	77,628	111,448

		476,096

Entertainment — 0.3%
Cineworld Group PLC(a)(c)	162,835	86,796
Frontier Developments PLC(a)(c)	3,828	66,245
Team17 Group PLC(a)	18,071	134,544

		287,585

Equity Real Estate Investment Trusts (REITs) — 10.0%
Assura PLC	508,135	418,268
Big Yellow Group PLC	30,226	574,714
BMO Commercial Property Trust Ltd.	131,182	190,477
Capital & Counties Properties PLC	126,291	280,016
Civitas Social Housing PLC	106,394	126,028
Custodian REIT PLC	70,676	97,087
Derwent London PLC	17,450	711,394
Empiric Student Property PLC	106,172	125,338
Great Portland Estates PLC	39,263	354,929
Hammerson PLC(c)	550,536	272,748
Home Reit PLC	96,383	146,753
LondonMetric Property PLC	160,254	557,936
LXI REIT Plc	157,612	293,051
Picton Property Income Ltd. (The)	93,289	123,306
Primary Health Properties PLC	231,121	418,686
Regional REIT Ltd.(b)	72,507	86,082
Safestore Holdings PLC	36,489	623,134
Secure Income REIT Plc	47,323	262,982
Shaftesbury PLC	33,008	260,406
Target Healthcare REIT PLC	106,565	155,694
Tritax Big Box REIT PLC	322,262	1,015,405
UK Commercial Property REIT Ltd.	133,265	135,479
UNITE Group PLC (The)	58,605	838,287
Urban Logistics REIT PLC	80,726	199,261
Warehouse REIT PLC	69,308	148,391
Workspace Group PLC	23,340	242,642

		8,658,494

Food & Staples Retailing — 1.0%
Marks & Spencer Group PLC(a)	337,753	787,218

Security	Shares	Value

Food & Staples Retailing (continued)
Naked Wines PLC(a)(c)	10,394	$58,949

		846,167

Food Products — 1.9%
Bakkavor Group PLC(b)	24,025	40,738
Cranswick PLC	9,156	429,806
Greencore Group PLC(a)	90,465	162,135
Hotel Chocolat Group PLC(a)	9,203	56,174
Premier Foods PLC	105,446	155,233
Tate & Lyle PLC	81,041	813,529

		1,657,615

Health Care Equipment & Supplies — 0.9%
Advanced Medical Solutions Group PLC	33,260	128,622
ConvaTec Group PLC(b)	278,710	673,823

		802,445

Health Care Providers & Services — 0.8%
CVS Group PLC	11,737	264,519
Mediclinic International PLC(a)	69,667	307,091
Spire Healthcare Group PLC(a)(b)	48,212	149,994

		721,604

Health Care Technology — 0.4%
Craneware PLC	4,884	118,917
EMIS Group PLC	9,791	161,518
Renalytix PLC(a)	7,843	37,766

		318,201

Hotels, Restaurants & Leisure — 5.1%
888 Holdings PLC	63,951	207,784
Carnival PLC(a)	25,952	487,087
Domino’s Pizza Group PLC	69,742	340,355
Greggs PLC	17,620	605,854
Gym Group PLC (The)(a)(b)	28,357	80,647
J D Wetherspoon PLC(a)	16,592	193,328
Marston’s PLC(a)	113,203	117,397
Mitchells & Butlers PLC(a)	47,324	149,804
On the Beach Group PLC(a)(b)	28,208	107,847
Patisserie Holdings PLC(d)	6,053	—
Playtech Plc(a)	52,684	471,406
Rank Group PLC(a)	45,572	96,711
Restaurant Group PLC (The)(a)	131,149	170,944
SSP Group Plc(a)	129,878	482,887
Trainline PLC(a)(b)	82,588	225,572
TUI AG(a)	196,602	629,093
Young & Co‘s Brewery PLC, Series A	3,957	77,384

		4,444,100

Household Durables — 2.7%
Bellway PLC	21,312	819,757
Countryside Properties PLC(a)(b)	84,439	342,455
Crest Nicholson Holdings PLC	44,143	181,174
IG Design Group Plc	12,838	15,672
Redrow PLC	48,404	369,008
Victoria PLC(a)	11,044	106,968
Vistry Group PLC	38,525	518,194

		2,353,228

Independent Power and Renewable Electricity Producers — 0.9%
ContourGlobal PLC(b)	34,819	87,901
Drax Group PLC	69,094	651,885

		739,786

Insurance — 3.4%
Beazley PLC	105,433	637,696

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Direct Line Insurance Group PLC	229,598	$910,917
Hiscox Ltd.	59,902	737,087
Just Group PLC(a)	178,392	200,286
Lancashire Holdings Ltd.	41,710	262,625
Sabre Insurance Group PLC(b)	44,109	122,175
Saga PLC(a)	18,586	69,615

		2,940,401

Interactive Media & Services — 1.9%
Moneysupermarket.com Group PLC	92,240	258,683
Rightmove PLC	146,422	1,311,567
Trustpilot Group PLC(a)(b)	31,702	63,013

		1,633,263

Internet & Direct Marketing Retail — 1.3%
AO World PLC(a)(c)	54,540	69,837
ASOS PLC(a)(c)	12,158	318,816
Auction Technology Group PLC(a)	14,433	187,109
boohoo Group PLC(a)(c)	173,813	208,944
Deliveroo PLC(a)(b)	119,416	203,812
Moonpig Group PLC(a)	26,276	93,250
Victorian Plumbing Group PLC(a)	20,125	21,166

		1,102,934

IT Services — 2.4%
Capita PLC(a)	289,380	108,366
Computacenter PLC	12,801	468,566
Finablr PLC(a)(b)(d)	61,710	1
Kainos Group PLC	13,951	285,546
Keywords Studios PLC	12,475	403,988
NCC Group PLC	53,086	133,647
Network International Holdings PLC(a)(b)	80,324	241,817
Softcat PLC	20,730	433,269

		2,075,200

Leisure Products — 0.7%
Games Workshop Group PLC	5,671	568,881

Life Sciences Tools & Services — 0.4%
Clinigen Group Plc	21,715	266,823
Ergomed PLC(a)	6,244	97,530

		364,353

Machinery — 3.8%
Bodycote PLC	33,328	332,940
IMI PLC	44,976	881,088
Judges Scientific PLC	853	83,841
Morgan Advanced Materials PLC	49,031	199,956
Rotork PLC	148,341	607,893
Vesuvius PLC	37,280	198,074
Weir Group PLC (The)	44,793	944,263

		3,248,055

Marine — 0.3%
Clarkson PLC	4,969	221,207

Media — 3.6%
Ascential PLC(a)	76,343	332,099
Euromoney Institutional Investor PLC	18,779	225,859
Future PLC	19,791	700,304
ITV PLC(a)	625,682	921,847
Reach PLC	51,047	155,791
S4 Capital PLC(a)	48,117	300,257
Tremor International Ltd.(a)(c)	18,168	142,591

Security	Shares	Value

Media (continued)
YouGov PLC	18,205	$323,592

		3,102,340

Metals & Mining — 1.3%
Atalaya Mining PLC	13,448	78,476
Centamin PLC	198,694	263,735
Central Asia Metals PLC	31,180	87,421
Eurasia Mining PLC(a)	322,142	44,944
Ferrexpo PLC	50,568	114,700
Greatland Gold PLC(a)	672,870	122,220
Hill & Smith Holdings PLC	13,905	263,223
Hochschild Mining PLC	56,444	87,509
Petropavlovsk PLC(a)	403,142	43,265
SolGold PLC(a)(c)	155,188	62,208

		1,167,701

Multi-Utilities — 1.4%
Centrica PLC(a)	1,015,193	1,045,636
Telecom Plus PLC	10,830	210,663

		1,256,299

Multiline Retail — 1.5%
B&M European Value Retail SA	155,371	1,260,184

Oil, Gas & Consumable Fuels — 1.8%
Capricorn Energy PLC(a)	85,782	253,971
Diversified Energy Co. PLC	138,675	219,518
Energean PLC(a)	19,783	275,474
Harbour Energy PLC(a)	72,481	383,829
Pantheon Resources PLC(a)	89,787	170,874
Serica Energy PLC	28,465	105,836
Tullow Oil PLC(a)	213,044	153,344

		1,562,846

Personal Products — 0.1%
PZ Cussons PLC	37,918	106,737

Pharmaceuticals — 1.9%
Alliance Pharma PLC	80,259	110,682
Dechra Pharmaceuticals PLC	18,674	1,029,862
Indivior PLC(a)	123,928	466,829

		1,607,373

Professional Services — 1.6%
Hays PLC	290,361	528,399
Pagegroup PLC	57,023	433,322
RWS Holdings PLC	50,176	309,631
SThree PLC	21,774	129,331

		1,400,683

Real Estate Management & Development — 2.3%
CLS Holdings PLC	32,426	88,520
Grainger PLC	127,897	477,474
Helical PLC	19,457	110,018
IWG PLC(a)	129,812	486,774
Savills PLC	24,586	419,626
Sirius Real Estate Ltd.	191,688	321,310
Watkin Jones PLC	34,844	112,184

		2,015,906

Road & Rail — 1.0%
Firstgroup PLC(a)	128,616	172,085
Go-Ahead Group PLC (The)(a)	7,993	71,305
National Express Group PLC(a)	94,933	301,687
Redde Northgate PLC	40,168	203,860

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Stagecoach Group PLC(a)	73,079	$84,311

		833,248

Semiconductors & Semiconductor Equipment — 0.2%
Alphawave IP Group PLC(a)	46,693	117,134
IQE PLC(a)	134,768	76,565

		193,699

Software — 3.2%
Argo Blockchain PLC(a)	77,307	73,111
Avast PLC(b)(c)	116,050	978,611
Blue Prism Group Plc(a)	14,136	241,215
Bytes Technology Group PLC	37,066	228,930
dotdigital group Plc	45,570	91,698
FD Technologies PLC(a)	3,765	76,616
GB Group PLC	39,345	296,627
Ideagen PLC	45,279	136,669
Kape Technologies PLC(a)(c)	18,487	81,345
Learning Technologies Group PLC	101,365	239,871
Micro Focus International PLC	58,406	303,561

		2,748,254

Specialty Retail — 2.5%
Currys PLC	190,393	239,017
Dunelm Group PLC	20,901	336,707
Frasers Group PLC(a)	34,739	293,774
Halfords Group PLC	34,212	127,589
Pets at Home Group Plc	86,673	419,010
Vivo Energy PLC(b)	75,737	137,162
WH Smith PLC(a)	22,718	491,544
Wickes Group PLC	44,610	108,707

		2,153,510

Textiles, Apparel & Luxury Goods — 0.6%
Coats Group PLC	249,571	203,387
Dr. Martens Plc	77,344	290,759

		494,146

Thrifts & Mortgage Finance — 0.9%
OSB Group PLC	77,644	521,318
Paragon Banking Group PLC	43,204	290,894

		812,212

Trading Companies & Distributors — 5.2%
Diploma PLC	21,517	763,534
Electrocomponents PLC	81,445	1,074,361

Security	Shares	Value

Trading Companies & Distributors (continued)
Grafton Group PLC	39,356	$565,158
Howden Joinery Group PLC	102,143	1,161,877
SIG PLC(a)	125,173	65,589
Travis Perkins PLC	38,264	742,802
Yellow Cake PLC(a)(b)	30,106	141,578

		4,514,899

Water Utilities — 0.8%
Penno Group PLC	47,125	654,970

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	161,424	307,718

Total Common Stocks — 99.7% (Cost: $95,758,299)		86,275,036

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	1,907,993	1,908,375
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	30,000	30,000

		1,938,375

Total Short-Term Investments — 2.2% (Cost: $1,937,972)		1,938,375

Total Investments in Securities — 101.9% (Cost: $97,696,271)		88,213,411

Other Assets, Less Liabilities — (1.9)%		(1,656,376)

Net Assets — 100.0%		$86,557,035

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,279,475	$—	$(370,662	)(a)	$(290)	$(148)	$1,908,375	1,907,993	$42,187	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(20,000	)(a)	—	—	30,000	30,000	3		—

					$(290)	$(148)	$1,938,375		$42,190		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 250 Index	5	03/18/22	$281	$(14,704)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,704

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(35,606)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(49,204)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$654,684

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,237,083	$71,037,952	$1	$86,275,036
Money Market Funds	1,938,375	—	—	1,938,375

	$17,175,458	$71,037,952	$1	$88,213,411

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(14,704)	$—	$(14,704)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statement of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$3,429,634,425	$86,275,036
Affiliated(c)	9,805,638	1,600,000	1,938,375
Cash	4,990	8,270	9,440
Foreign currency, at value(d)	—	3,157,135	125,330
Foreign currency collateral pledged:
Futures contracts(e)	—	1,311,021	30,854
Receivables:
Investments sold	—	8,573,787	334,443
Securities lending income — Affiliated	—	—	986
Variation margin on futures contracts	—	—	1,581
Capital shares sold	—	988,368	—
Dividends	—	14,519,283	100,439
Tax reclaims	—	85,390	28,901
Unrealized appreciation on:
Forward foreign currency exchange contracts	8,039	—	—

Total assets	9,818,667	3,459,877,679	88,845,385

LIABILITIES
Collateral on securities loaned, at value	—	—	1,909,134
Payables:
Investments purchased	3,250	9,602,147	338,637
Variation margin on futures contracts	—	92,370	—
Investment advisory fees	—	1,270,513	40,579
Unrealized depreciation on:
Forward foreign currency exchange contracts	3,345	—	—

Total liabilities	6,595	10,965,030	2,288,350

NET ASSETS	$9,812,072	$3,448,912,649	$86,557,035

NET ASSETS CONSIST OF:
Paid-in capital	$16,298,037	$4,038,960,009	$105,996,604
Accumulated loss	(6,485,965)	(590,047,360)	(19,439,569)

NET ASSETS	$9,812,072	$3,448,912,649	$86,557,035

Shares outstanding	410,000	102,400,000	2,150,000

Net asset value	$23.93	$33.68	$40.26

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$1,742,129
(b) Investments, at cost — Unaffiliated	$—	$3,684,828,054	$95,758,299
(c) Investments, at cost — Affiliated	$9,904,737	$1,600,000	$1,937,972
(d) Foreign currency, at cost	$—	$3,121,753	$125,928
(e) Foreign currency collateral pledged, at cost	$—	$1,373,317	$31,408

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$43,858,848	$1,121,545
Dividends — Affiliated	361,069	85	126
Securities lending income — Affiliated — net	—	—	42,064
Foreign taxes withheld	—	(209,869)	(29,206)

Total investment income	361,069	43,649,064	1,134,529

EXPENSES
Investment advisory fees	38,429	7,706,702	318,016
Professional fees	217	217	217

Total expenses	38,646	7,706,919	318,233

Less:
Investment advisory fees waived	(38,645)	—	—

Total expenses after fees waived	1	7,706,919	318,233

Net investment income	361,068	35,942,145	816,296

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(21,969,892)	(1,924,359)
Investments — Affiliated	(36,090)	—	(290)
In-kind redemptions — Unaffiliated	—	192,600,841	3,272,811
In-kind redemptions — Affiliated	232,448	—	—
Futures contracts	—	377,998	(35,606)
Forward foreign currency exchange contracts	438,057	—	—
Foreign currency transactions	—	(704,030)	10,413

Net realized gain	634,415	170,304,917	1,322,969

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	(76,645,219)	(22,808,978)
Investments — Affiliated	(36,588)	—	(148)
Futures contracts	—	286,272	(49,204)
Forward foreign currency exchange contracts	(86,868)	—	—
Foreign currency translations	—	193,355	(1,907)

Net change in unrealized appreciation (depreciation)	(123,456)	(76,165,592)	(22,860,237)

Net realized and unrealized gain (loss)	510,959	94,139,325	(21,537,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$872,027	$130,081,470	$(20,720,972)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$361,068	$243,737	$35,942,145	$121,383,125
Net realized gain (loss)	634,415	(1,213,157)	170,304,917	37,132,219
Net change in unrealized appreciation (depreciation)	(123,456)	3,026,264	(76,165,592)	562,344,983

Net increase in net assets resulting from operations	872,027	2,056,844	130,081,470	720,860,327

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(361,072)	(243,738)	(74,784,609)	(95,207,591)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,034,934	(3,967,299)	(185,565,674)	762,464,858

NET ASSETS
Total increase (decrease) in net assets	1,545,889	(2,154,193)	(130,268,813)	1,388,117,594
Beginning of period	8,266,183	10,420,376	3,579,181,462	2,191,063,868

End of period	$9,812,072	$8,266,183	$3,448,912,649	$3,579,181,462

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$816,296	$1,778,892
Net realized gain	1,322,969	340,262
Net change in unrealized appreciation (depreciation)	(22,860,237)	26,611,588

Net increase (decrease) in net assets resulting from operations	(20,720,972)	28,730,742

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,131,766)	(1,264,047)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,149,897)	42,435,550

NET ASSETS
Total increase (decrease) in net assets	(44,002,635)	69,902,245
Beginning of period	130,559,670	60,657,425

End of period	$86,557,035	$130,559,670

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI United Kingdom ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$22.96		$18.95		$23.43		$23.83	$23.84	$24.87

Net investment income(a)	0.68		0.59		0.74		0.92	1.11	0.48
Net realized and unrealized gain (loss)(b)	0.92		4.04		(4.46)		(0.26)	(0.05)	2.39

Net increase (decrease) from investment operations	1.60		4.63		(3.72)		0.66	1.06	2.87

Distributions(c)
From net investment income		(0.63)	(0.62)		(0.76)		(1.06)	(1.07)	(0.84)
From net realized gain	—		—		—		—	—	(3.06)

Total distributions		(0.63)	(0.62)		(0.76)		(1.06)	(1.07)	(3.90)

Net asset value, end of period	$23.93		$22.96		$18.95		$23.43	$23.83	$23.84

Total Return(d)
Based on net asset value	7.05	%(e)	24.59%		(16.34)%		2.92%	4.42%	13.48%

Ratios to Average Net Assets(f)
Total expenses	0.62	%(g)	0.62%		0.62%		0.62%	0.62%	0.62%

Total expenses after fees waived	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00%	0.00%	0.00%

Net investment income	5.83	%(g)	2.82%		3.31%		3.96%	4.62%	1.99%

Supplemental Data
Net assets, end of period (000)	$9,812		$8,266		$10,420		$35,146	$22,643	$19,073

Portfolio turnover rate(i)	8	%(e)	15%		15%		11%	17%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/22 (unaudited	)	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$33.05		$26.88	$30.27	$33.62	$33.76	$31.36

Net investment income(b)	0.38		1.20	0.90	1.49	1.29	1.13
Net realized and unrealized gain (loss)(c)	1.13		5.87	(3.30)	(3.39)	0.06	2.43

Net increase (decrease) from investment operations	1.51		7.07	(2.40)	(1.90)	1.35	3.56

Distributions(d)
From net investment income	(0.88)		(0.90)	(0.99)	(1.45)	(1.49)	(1.16)

Total distributions	(0.88)		(0.90)	(0.99)	(1.45)	(1.49)	(1.16)

Net asset value, end of period	$33.68		$33.05	$26.88	$30.27	$33.62	$33.76

Total Return(e)
Based on net asset value	4.72	%(f)	26.46%	(8.25)%	(5.64)%	3.90%	11.60%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income	2.30	%(h)	3.91%	3.12%	4.64%	3.66%	4.07%

Supplemental Data
Net assets, end of period (000)	$3,448,913		$3,579,181	$2,191,064	$2,000,722	$1,986,971	$2,764,746

Portfolio turnover rate(i)	5	%(f)	9%	4%	11%	5%	4%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$50.22		$35.68	$35.95	$42.65	$39.92	$35.91

Net investment income(a)	0.34		0.86	0.72	1.05	1.15	0.92

Net realized and unrealized gain (loss)(b)		(8.91)	14.32	0.03	(6.69)	2.93	4.12

Net increase (decrease) from investment operations		(8.57)	15.18	0.75	(5.64)	4.08	5.04

Distributions(c)
From net investment income		(1.39)	(0.64)	(1.02)	(1.06)	(1.35)	(1.03)

Total distributions		(1.39)	(0.64)	(1.02)	(1.06)	(1.35)	(1.03)

Net asset value, end of period	$40.26		$50.22	$35.68	$35.95	$42.65	$39.92

Total Return(d)
Based on net asset value	(17.25	)%(e)	42.88%	1.90%	(13.17)%	10.22%	14.40%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.51	%(g)	1.94%	1.99%	2.76%	2.68%	2.50%

Supplemental Data
Net assets, end of period (000)	$86,557		$130,560	$60,657	$61,109	$57,571	$31,935

Portfolio turnover rate(h)	9	%(e)	15%	25%	20%	20%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI United Kingdom	Diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI United Kingdom Small-Cap
Barclays Capital, Inc.	$129,267	$129,267		$—	$—
Citigroup Global Markets, Inc.	56,000	56,000		—	—
J.P. Morgan Securities LLC	110,045	110,045		—	—
Jefferies LLC	929,677	929,677		—	—
Macquarie Bank Ltd.	299,123	299,123		—	—
Morgan Stanley	135,561	135,561		—	—
Scotia Capital (USA), Inc.	82,456	82,456		—	—

	$1,742,129	$1,742,129		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities

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Notes to Financial Statements  (unaudited) (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI United Kingdom	0.62%
MSCI United Kingdom Small-Cap	0.59

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI United Kingdom ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2025.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Currency Hedged MSCI United Kingdom	$38,645

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI United Kingdom Small-Cap	$9,485

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI United Kingdom	$12,471,850	$3,113,704	$(1,073,498)
MSCI United Kingdom Small-Cap	931,120	1,209,824	(168,825)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$1,212,992	$907,931
MSCI United Kingdom	179,107,042	163,386,415
MSCI United Kingdom Small-Cap	9,997,523	10,143,238

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$5,362,743	$4,275,128
MSCI United Kingdom	642,846,233	843,097,763
MSCI United Kingdom Small-Cap	—	19,952,013

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI United Kingdom	$6,862,396
MSCI United Kingdom	494,263,919
MSCI United Kingdom Small-Cap	8,929,580

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$9,976,753	$8,039	$(174,460)	$(166,421)
MSCI United Kingdom	3,710,448,497	227,014,166	(505,850,666)	(278,836,500)
MSCI United Kingdom Small-Cap	100,023,666	6,806,161	(18,631,120)	(11,824,959)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI United Kingdom
Shares sold	230,000	$5,327,329	60,000	$1,246,734
Shares redeemed	(180,000)	(4,292,395)	(250,000)	(5,214,033)

Net increase (decrease)	50,000	$1,034,934	(190,000)	$(3,967,299)

MSCI United Kingdom
Shares sold	19,700,000	$664,818,518	40,300,000	$1,197,285,969
Shares redeemed	(25,600,000)	(850,384,192)	(13,500,000)	(434,821,111)

Net increase (decrease)	(5,900,000)	$(185,565,674)	26,800,000	$762,464,858

MSCI United Kingdom Small-Cap
Shares sold	—	$—	1,300,000	$58,198,236
Shares redeemed	(450,000)	(20,149,897)	(400,000)	(15,762,686)

Net increase (decrease)	(450,000)	$(20,149,897)	900,000	$42,435,550

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

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Notes to Financial Statements  (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI United Kingdom ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom(a)	$0.619703	$—	$0.013757	$0.633460	98%	—%	2%	100%
MSCI United Kingdom(a)	0.856680	—	0.019018	0.875698	98	—	2	100
MSCI United Kingdom Small-Cap(a)	1.362637	—	0.029259	1.391896	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	37

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

• iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ

• iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ

• iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX

• iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ

• iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ

• iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ

• iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® ESG Aware MSCI EAFE ETF

Investment Objective

The iShares ESG Aware MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI EAFE Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(7.39)%	2.47%	7.54%	9.19%	2.47%	43.83%	64.65%
Fund Market	(7.65)	2.31	7.47	9.14	2.31	43.38	64.27
Index	(7.17)	2.77	7.66	9.33	2.77	44.62	65.88

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 926.10	$ 0.96		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	17.6%
Industrials	15.6
Health Care	12.6
Consumer Discretionary	11.7
Consumer Staples	10.4
Information Technology	8.9
Materials	8.0
Communication Services	4.7
Energy	4.4
Utilities	3.1
Real Estate	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	22.7%
United Kingdom	14.3
France	10.8
Switzerland	10.6
Australia	8.2
Germany	8.1
Netherlands	5.3
Sweden	3.2
Denmark	2.8
Hong Kong	2.6

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG Aware MSCI USA ETF

Investment Objective

The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(4.69)%	13.25%	15.46%	16.44%	13.25%	105.18%	122.27%
Fund Market	(4.79)	13.20	15.44	16.43	13.20	104.99	122.11
Index	(4.63)	13.43	15.66	16.65	13.43	106.96	124.41

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 953.10	$ 0.73		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	29.6%
Health Care	12.8
Consumer Discretionary	11.8
Financials	11.0
Communication Services	8.8
Industrials	8.4
Consumer Staples	6.2
Energy	3.6
Real Estate	2.9
Materials	2.6
Utilities	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	6.8%
Microsoft Corp.	5.7
Amazon.com Inc.	3.5
Alphabet Inc., Class A	2.0
Alphabet Inc., Class C	2.0
Tesla Inc.	1.9
NVIDIA Corp.	1.7
JPMorgan Chase & Co.	1.2
Meta Platforms Inc, Class A	1.1
Home Depot Inc. (The)	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF

Investment Objective

The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles, (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.02)%	0.60%	11.81%	0.60%	54.37%
Fund Market	(5.95)	0.72	11.84	0.72	54.56
Index	(5.96)	0.71	11.97	0.71	55.24

The inception date of the Fund was 4/10/18. The first day of secondary market trading was 4/12/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 939.80	$ 0.82		$ 1,000.00	$ 1,024.00	$ 0.85		0.17%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	17.7%
Financials	15.1
Information Technology	14.2
Consumer Discretionary	13.9
Health Care	12.7
Real Estate	8.5
Materials	5.0
Energy	4.9
Consumer Staples	3.3
Utilities	2.4
Communication Services	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Comerica Inc.	0.5%
Quanta Services Inc.	0.4
Marathon Oil Corp.	0.4
LPL Financial Holdings Inc.	0.4
Builders FirstSource Inc.	0.3
Reliance Steel & Aluminum Co.	0.3
Ingredion Inc.	0.3
Ovintiv Inc.	0.3
Jones Lang LaSalle Inc.	0.3
Alcoa Corp.	0.3

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG MSCI EM Leaders ETF

Investment Objective

The iShares ESG MSCI EM Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization stocks of emerging market companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider, as represented by the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV(a)	(12.30)%	(10.08)%	5.19%	(10.08)%	11.03%
Fund Market	(10.89)	(8.89)	5.99	(8.89)	12.77
Index	(11.43)	(8.74)	6.24	(8.74)	13.34

(a)

Includes payments received from an affiliate, which impacted the Fund’s total returns. Excluding the payments, the Average Annual Total Returns for the 6 Months, 1 Year, and Since Inception would have been -13.12%, -10.92% and 4.72%, respectively.

The inception date of the Fund was 2/5/20. The first day of secondary market trading was 2/7/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 877.00	$ 0.74		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	23.4%
Consumer Discretionary	16.8
Information Technology	15.5
Communication Services	10.7
Materials	8.4
Consumer Staples	6.4
Industrials	5.4
Energy	4.7
Health Care	4.1
Real Estate	2.6
Utilities	2.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	31.5%
Taiwan	17.3
India	14.5
South Korea	7.6
South Africa	6.5
Brazil	4.2
Thailand	2.9
Malaysia	2.4
United Arab Emirates	2.4
Mexico	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® ESG MSCI USA Leaders ETF

Investment Objective

The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.38)%	16.65%	18.65%	16.65%	61.86%
Fund Market	(3.48)	16.66	18.59	16.66	61.62
Index	(3.34)	16.78	18.77	16.78	62.28

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 966.20	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	28.7%
Health Care	13.3
Consumer Discretionary	12.5
Financials	11.6
Communication Services	11.6
Industrials	7.8
Consumer Staples	6.5
Materials	2.8
Real Estate	2.7
Energy	1.5
Utilities	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp.	11.0%
Alphabet Inc., Class A	4.2
Alphabet Inc., Class C	4.0
Tesla Inc.	3.8
NVIDIA Corp.	3.1
Johnson & Johnson	2.2
Procter & Gamble Co. (The)	1.9
Visa Inc., Class A	1.9
Home Depot Inc. (The)	1.7
Mastercard Inc., Class A	1.6

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Global Sustainable Development Goals ETF

Investment Objective

The iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) (formerly the iShares MSCI Global Impact ETF) seeks to track the investment results of an index composed of companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(11.98)%	(5.28)%	13.91%	12.44%	(5.28)%	91.75%	98.82%
Fund Market	(12.39)	(5.95)	13.79	12.39	(5.95)	90.80	98.30
Index	(11.94)	(5.11)	14.11	12.67	(5.11)	93.49	101.20

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 880.20	$ 2.28		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	20.2%
Consumer Staples	19.8
Real Estate	16.7
Industrials	16.1
Materials	14.8
Consumer Discretionary	3.7
Information Technology	3.5
Utilities	3.5
Communication Services	1.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United States	24.5%
Japan	14.4
China	13.0
Denmark	8.0
United Kingdom	6.9
Canada	5.6
Belgium	4.8
Hong Kong	4.7
Switzerland	4.6
Sweden	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® Paris-Aligned Climate MSCI USA ETF

Investment Objective

The iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI USA Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(3.16)%
Fund Market	(3.19)
Index	(3.17)

The inception date of the Fund was 2/8/22. The first day of secondary market trading was 2/10/22.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (02/08/22)	(a)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 968.40	$ 0.05		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)	Commencement of operations.

(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 20/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	37.1%
Health Care	12.6
Consumer Discretionary	12.4
Financials	11.2
Communication Services	8.2
Real Estate	7.1
Industrials	6.1
Materials	3.5
Consumer Staples	1.4
Utilities	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	7.8%
Microsoft Corp.	6.3
Amazon.com Inc.	3.6
Tesla Inc.	2.7
Alphabet Inc., Class C	2.4
NVIDIA Corp.	2.0
Sherwin-Williams Co. (The)	1.8
Corning Inc.	1.7
Ecolab Inc.	1.7
Meta Platforms Inc, Class A	1.4

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.1%
APA Group	1,659,653	$12,132,848
Aristocrat Leisure Ltd.	343,152	9,412,658
ASX Ltd.	226,115	13,580,796
Australia & New Zealand Banking Group Ltd.	1,437,026	27,205,549
BlueScope Steel Ltd.	758,787	11,236,007
Brambles Ltd.	2,118,825	15,261,304
Cochlear Ltd.	83,519	13,633,977
Coles Group Ltd.	635,571	8,022,870
Commonwealth Bank of Australia	776,057	52,650,388
Computershare Ltd.	456,685	7,215,777
CSL Ltd.	207,100	39,374,685
Dexus	1,782,355	14,109,088
Fortescue Metals Group Ltd.	1,127,342	15,018,830
Glencore PLC	4,334,607	25,487,513
Goodman Group	773,131	12,508,986
Insurance Australia Group Ltd.	2,405,034	8,029,108
Lendlease Corp. Ltd.	1,053,125	8,124,616
Macquarie Group Ltd.	177,394	23,345,626
Mineral Resources Ltd.	214,133	7,037,495
Mirvac Group	5,827,282	10,867,380
National Australia Bank Ltd.	1,193,528	25,067,710
Newcrest Mining Ltd.	446,572	8,284,268
Northern Star Resources Ltd.	1,168,495	8,708,777
Orica Ltd.	715,959	7,633,365
QBE Insurance Group Ltd.	833,789	6,957,983
Ramsay Health Care Ltd.	166,698	7,776,079
Rio Tinto Ltd.	243,330	20,984,051
Rio Tinto PLC	584,698	45,718,720
Santos Ltd.	1,750,354	9,322,095
SEEK Ltd.	364,123	7,108,708
South32 Ltd.	2,584,918	9,030,416
Stockland	2,686,148	8,127,997
Transurban Group	2,108,218	19,472,350
Wesfarmers Ltd.	476,106	16,696,971
Westpac Banking Corp.	1,501,159	24,808,517
Woodside Petroleum Ltd.	946,529	19,778,924
Woolworths Group Ltd.	484,826	12,536,474

		592,268,906

Austria — 0.4%
Erste Group Bank AG	159,006	5,652,157
OMV AG	325,372	15,488,839
Verbund AG	79,032	9,532,565

		30,673,561

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	428,515	26,442,721
KBC Group NV	190,706	13,739,782
UCB SA	76,756	8,376,898
Umicore SA	187,718	7,679,482

		56,238,883

Denmark — 2.8%
AP Moller - Maersk A/S, Class A	5,011	15,025,322
Carlsberg A/S, Class B	85,724	12,571,392
Coloplast A/S, Class B	53,083	7,985,703
DSV A/S	75,196	13,840,325
Genmab A/S(a)	30,086	10,111,792
GN Store Nord AS	129,463	6,843,815
Novo Nordisk A/S, Class B	835,788	86,490,187
Novozymes A/S, Class B	129,193	8,479,272

Security	Shares	Value

Denmark (continued)
Orsted AS(b)	119,485	$15,463,043
Pandora A/S	68,322	6,995,988
Vestas Wind Systems A/S	532,323	17,165,657

		200,972,496

Finland — 1.2%
Kesko Oyj, Class B	291,891	8,590,264
Neste Oyj	301,939	11,773,997
Nokia Oyj(a)	2,760,320	14,925,986
Nordea Bank Abp	941,878	10,420,489
Orion Oyj, Class B	182,972	8,592,157
Sampo Oyj, Class A	149,886	7,119,006
Stora Enso Oyj, Class R	360,802	6,871,133
UPM-Kymmene Oyj	355,403	12,280,315
Wartsila OYJ Abp	632,256	7,080,997

		87,654,344

France — 10.7%
Air Liquide SA	150,425	24,986,359
Airbus SE(a)	197,471	25,212,912
Alstom SA	253,480	6,448,507
AXA SA	1,170,108	31,660,328
BNP Paribas SA	514,198	29,836,092
Bureau Veritas SA	271,224	7,755,061
Capgemini SE	69,434	14,534,586
Cie. de Saint-Gobain	177,169	10,985,377
Cie. Generale des Etablissements Michelin SCA	138,823	19,110,033
CNP Assurances	305,400	7,443,593
Covivio	94,694	7,746,955
Danone SA	442,102	26,897,145
Dassault Systemes SE	366,851	17,695,521
Edenred	169,913	7,731,868
Eiffage SA	67,902	6,916,767
Engie SA	584,414	9,311,145
EssilorLuxottica SA	147,188	25,694,641
Gecina SA	83,847	10,655,371
Hermes International	12,771	17,611,677
Kering SA	40,927	28,388,339
Klepierre SA	267,088	7,634,588
Legrand SA	76,084	7,177,768
L’Oreal SA	133,909	52,937,470
LVMH Moet Hennessy Louis Vuitton SE	118,378	86,996,578
Orange SA	706,508	8,542,877
Pernod Ricard SA	105,552	23,042,024
Publicis Groupe SA	118,029	7,833,079
Safran SA	128,951	16,395,750
Sanofi	468,445	48,967,728
Schneider Electric SE	297,737	46,130,208
Societe Generale SA	568,349	16,071,508
Teleperformance	20,613	7,648,703
TotalEnergies SE	1,302,059	66,333,656
Unibail-Rodamco-Westfield(a)(c)	92,553	7,054,928
Valeo	250,336	5,520,931
Veolia Environnement SA	206,571	7,228,788
Vinci SA	164,939	17,294,086
Vivendi SE	575,212	7,261,345
Worldline SA/France(a)(b)	144,901	7,388,968

		784,083,260

Germany — 7.8%
adidas AG	102,797	24,305,494
Allianz SE, Registered	248,786	56,080,671

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
BASF SE	384,465	$25,600,080
Bayerische Motoren Werke AG	202,186	19,471,962
Beiersdorf AG	74,372	7,538,940
Brenntag SE	89,886	7,535,367
Carl Zeiss Meditec AG, Bearer	47,566	7,464,754
Commerzbank AG(a)	776,852	6,492,241
Continental AG(a)	76,282	6,500,229
Delivery Hero SE(a)(b)	134,165	7,191,327
Deutsche Bank AG, Registered(a)	901,113	11,124,049
Deutsche Boerse AG	125,110	21,296,554
Deutsche Post AG, Registered	360,306	18,109,772
Deutsche Telekom AG, Registered	843,254	15,115,051
E.ON SE	1,277,740	17,379,235
Evonik Industries AG	225,286	6,781,474
Fresenius SE & Co. KGaA	175,923	6,167,134
GEA Group AG	161,629	7,067,837
HeidelbergCement AG	119,861	7,777,410
HelloFresh SE(a)	129,700	7,074,612
Henkel AG & Co. KGaA	94,194	7,242,305
Infineon Technologies AG	687,773	23,271,420
LEG Immobilien SE	57,522	7,396,768
Mercedes-Benz Group AG	433,138	33,836,514
Merck KGaA	101,796	20,190,979
MTU Aero Engines AG	45,579	10,910,983
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	75,201	20,630,425
Puma SE	106,475	9,764,226
SAP SE	567,650	64,033,185
Siemens AG, Registered	358,686	50,532,523
Volkswagen AG	26,256	6,790,832
Vonovia SE	316,782	16,815,745
Zalando SE(a)(b)	136,328	9,023,094

		566,513,192

Hong Kong — 2.6%
AIA Group Ltd.	6,269,000	65,096,323
BOC Hong Kong Holdings Ltd.	4,487,000	16,131,052
Galaxy Entertainment Group Ltd.(a)	1,309,000	7,300,595
Hang Seng Bank Ltd.	568,000	10,474,538
Hong Kong Exchanges & Clearing Ltd.	576,300	27,925,569
MTR Corp. Ltd.(c)	3,153,500	16,346,173
Sands China Ltd.(a)	2,508,400	6,615,857
Sun Hung Kai Properties Ltd.	763,500	8,876,283
Swire Pacific Ltd., Class A	1,474,000	8,145,637
Swire Properties Ltd.	5,200,800	13,524,772
Techtronic Industries Co. Ltd.	511,000	8,562,345

		188,999,144

Ireland — 0.9%
CRH PLC	460,941	20,953,560
Flutter Entertainment PLC, Class DI(a)	63,212	9,103,038
James Hardie Industries PLC	224,797	7,338,958
Kerry Group PLC, Class A	132,364	15,769,730
Kingspan Group PLC	73,376	7,166,062
Smurfit Kappa Group PLC	138,369	6,910,456

		67,241,804

Israel — 0.6%
Bank Hapoalim BM	1,203,553	12,755,842
Bank Leumi Le-Israel BM	791,554	8,574,841
CyberArk Software Ltd.(a)(c)	48,809	8,304,363
Isracard Ltd.	1	6

Security	Shares	Value

Israel (continued)
Nice Ltd.(a)	32,400	$7,329,142
Wix.com Ltd(a)	85,036	7,787,597

		44,751,791

Italy — 2.0%
Amplifon SpA	186,823	8,017,410
Assicurazioni Generali SpA	626,166	12,383,584
Enel SpA	4,816,544	35,492,815
Eni SpA	1,630,627	25,363,925
Ferrari NV	34,061	7,361,293
Intesa Sanpaolo SpA	11,912,237	30,451,561
Nexi SpA(a)(b)	512,811	7,003,953
Prysmian SpA	228,375	7,517,960
UniCredit SpA	818,359	10,339,568

		143,932,069

Japan — 22.5%
Advantest Corp.	90,600	7,281,057
Aeon Co. Ltd.	386,500	8,755,649
Ajinomoto Co. Inc.	344,000	10,024,506
Asahi Group Holdings Ltd.	303,700	12,251,064
Asahi Kasei Corp.	1,269,400	11,913,099
Astellas Pharma Inc.	1,166,500	19,462,139
Azbil Corp.	205,200	7,789,163
Bridgestone Corp.	318,100	13,099,652
Canon Inc.	351,100	8,262,416
Central Japan Railway Co.	54,000	7,275,780
Chugai Pharmaceutical Co. Ltd.	412,200	13,674,167
Dai Nippon Printing Co. Ltd.	289,500	7,557,307
Dai-ichi Life Holdings Inc.	539,400	11,202,334
Daiichi Sankyo Co. Ltd.	897,900	21,904,637
Daikin Industries Ltd.	138,100	25,521,506
Daiwa House Industry Co. Ltd.	262,000	7,430,391
Denso Corp.	241,700	16,996,376
East Japan Railway Co.	195,400	11,608,468
Eisai Co. Ltd.	157,300	7,804,404
ENEOS Holdings Inc.	4,090,800	16,198,706
FANUC Corp.	103,400	18,994,797
Fast Retailing Co. Ltd.	30,200	16,290,164
FUJIFILM Holdings Corp.	203,400	12,928,942
Fujitsu Ltd.	125,300	18,204,082
Hankyu Hanshin Holdings Inc.	410,400	12,277,958
Hitachi Construction Machinery Co. Ltd.	292,300	7,153,061
Hitachi Ltd.	498,500	24,652,170
Honda Motor Co. Ltd.	878,300	26,683,537
Hoya Corp.	172,100	22,419,235
Hulic Co. Ltd.	803,000	7,315,364
Ibiden Co. Ltd.	154,900	7,565,083
Idemitsu Kosan Co. Ltd.	369,100	9,894,295
Inpex Corp.	1,070,800	11,037,288
ITOCHU Corp.	1,042,600	33,976,874
Japan Post Holdings Co. Ltd.	1,032,100	8,531,031
JFE Holdings Inc.	525,300	7,820,433
Kao Corp.	271,900	12,710,475
KDDI Corp.	1,091,300	35,512,256
Keio Corp.	167,800	6,865,880
Keyence Corp.	76,800	36,326,449
Kikkoman Corp.	97,400	7,260,961
Kirin Holdings Co. Ltd.	773,000	12,851,477
Komatsu Ltd.	606,600	13,954,178
Kubota Corp.	559,900	10,045,540

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kurita Water Industries Ltd.	178,000	$7,355,815
Kyocera Corp.	196,500	11,309,162
Kyowa Kirin Co. Ltd.	283,400	7,252,466
Lawson Inc.	176,800	7,371,804
M3 Inc.	211,700	7,964,894
Marubeni Corp.	1,162,400	12,201,291
Mazda Motor Corp.(a)	947,100	7,005,089
Mitsubishi Chemical Holdings Corp.	1,033,800	7,343,942
Mitsubishi Corp.	600,300	20,184,292
Mitsubishi Heavy Industries Ltd.	264,500	7,813,178
Mitsubishi UFJ Financial Group Inc.	5,128,400	31,483,163
Mitsui Fudosan Co. Ltd.	361,100	8,036,661
Miura Co. Ltd.	260,200	7,131,468
Mizuho Financial Group Inc.	949,100	12,508,305
MS&AD Insurance Group Holdings Inc.	412,200	13,947,487
Murata Manufacturing Co. Ltd.	239,100	16,250,473
NEC Corp.	167,800	7,259,971
Nidec Corp.	151,900	13,205,215
Nintendo Co. Ltd.	55,808	28,264,062
Nippon Express Holdings Inc.	118,600	7,189,506
Nippon Paint Holdings Co. Ltd.	866,400	7,754,361
Nippon Steel Corp.	583,100	10,675,958
Nippon Telegraph & Telephone Corp.	407,600	11,714,786
Nippon Yusen KK	102,500	9,603,326
Nitto Denko Corp.	104,400	7,618,946
Nomura Holdings Inc.	2,489,500	11,359,783
Nomura Research Institute Ltd.	308,500	10,829,207
NTT Data Corp.	407,400	7,738,203
Obayashi Corp.	893,800	7,483,780
Odakyu Electric Railway Co. Ltd.	390,800	6,447,607
Omron Corp.	199,300	13,562,069
Ono Pharmaceutical Co. Ltd.	304,600	7,499,249
Oriental Land Co. Ltd./Japan	89,000	16,452,963
ORIX Corp.	713,200	14,137,855
Panasonic Corp.	1,264,900	13,209,739
Recruit Holdings Co. Ltd.	624,700	26,368,705
Renesas Electronics Corp.(a)	591,200	6,964,746
Resona Holdings Inc.	2,488,900	11,131,092
Santen Pharmaceutical Co. Ltd.	667,300	7,568,905
Secom Co. Ltd.	102,000	7,491,530
Sekisui Chemical Co. Ltd.	478,200	7,830,979
Sekisui House Ltd.	691,700	14,102,442
Seven & i Holdings Co. Ltd.	273,900	13,327,351
SG Holdings Co. Ltd.	341,200	7,231,794
Shimadzu Corp.	209,100	7,531,137
Shin-Etsu Chemical Co. Ltd.	123,000	19,211,137
Shionogi & Co. Ltd.	187,200	12,447,368
Shiseido Co. Ltd.	134,000	7,689,736
SMC Corp.	12,600	7,458,183
SoftBank Corp.	1,879,000	23,740,006
SoftBank Group Corp.	536,400	24,071,482
Sohgo Security Services Co. Ltd.	205,000	7,401,352
Sompo Holdings Inc.	286,000	12,417,564
Sony Group Corp.	652,400	66,657,138
Stanley Electric Co. Ltd.	307,300	7,302,299
Sumitomo Chemical Co. Ltd.	2,505,200	11,960,398
Sumitomo Metal Mining Co. Ltd.	250,400	12,490,570
Sumitomo Mitsui Financial Group Inc.	367,400	13,028,831
Sumitomo Mitsui Trust Holdings Inc.	326,700	11,608,307
Sysmex Corp.	144,400	11,559,291

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	783,094	$23,876,767
TDK Corp.	223,300	9,037,665
Terumo Corp.	392,200	12,738,018
Tokio Marine Holdings Inc.	226,300	12,876,708
Tokyo Electron Ltd.	80,400	39,458,507
Tokyo Gas Co. Ltd.	370,400	7,544,426
Tokyu Corp.	608,100	8,109,850
Toray Industries Inc.	1,919,100	10,944,034
TOTO Ltd.	174,800	7,358,517
Toyota Motor Corp.	4,874,300	89,181,058
West Japan Railway Co.	173,700	7,494,093
Yamaha Corp.	158,100	7,417,840
Yamaha Motor Co. Ltd.	458,800	10,313,649
Yaskawa Electric Corp.	182,400	7,302,713
Yokogawa Electric Corp.	459,400	7,412,105

		1,644,108,720

Liechtenstein — 0.1%
ArcelorMittal SA	239,927	7,453,146

Netherlands — 5.2%
Adyen NV(a)(b)	8,367	17,439,106
Akzo Nobel NV	148,740	14,151,437
Argenx SE(a)	26,537	7,683,607
ASM International NV	23,276	7,517,389
ASML Holding NV	203,514	136,155,705
CNH Industrial NV	712,055	10,128,631
Heineken NV	142,123	14,416,739
ING Groep NV	1,780,269	20,790,853
Just Eat Takeaway.com NV(a)(b)	169,222	6,848,780
Koninklijke Ahold Delhaize NV	528,564	16,259,813
Koninklijke DSM NV	115,969	21,774,807
Koninklijke KPN NV	2,669,466	9,135,267
Koninklijke Philips NV	223,774	7,612,504
NN Group NV	131,698	6,320,830
Prosus NV	433,028	26,883,079
Randstad NV	102,805	7,006,025
Stellantis NV	642,867	11,682,100
STMicroelectronics NV	359,143	15,076,105
Universal Music Group NV	323,494	7,374,048
Wolters Kluwer NV	178,132	18,149,823

		382,406,648

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	392,297	7,372,049
Spark New Zealand Ltd.	2,531,856	7,717,308
Xero Ltd.(a)	96,874	6,660,862

		21,750,219

Norway — 1.0%
Equinor ASA	952,987	29,957,618
Mowi ASA	275,832	7,102,345
Norsk Hydro ASA	1,198,364	11,379,767
Orkla ASA	1,199,576	11,236,860
Telenor ASA	1,075,825	15,917,486

		75,594,076

Portugal — 0.2%
Galp Energia SGPS SA	1,361,106	15,066,500

Singapore — 1.5%
Capitaland Investment Ltd/Singapore(a)	3,313,700	9,080,398
City Developments Ltd.	1,701,500	9,003,503
DBS Group Holdings Ltd.	935,700	23,523,621

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	2,816,400	$12,538,479
Oversea-Chinese Banking Corp. Ltd.	2,371,200	20,547,444
Sea Ltd., ADR(a)	124,363	18,107,253
United Overseas Bank Ltd.	759,500	16,880,175

		109,680,873

Spain — 2.4%
Amadeus IT Group SA(a)	204,379	13,484,231
Banco Bilbao Vizcaya Argentaria SA	3,582,341	21,256,623
Banco Santander SA	6,624,969	22,061,247
CaixaBank SA	2,031,037	6,671,110
Cellnex Telecom SA(b)	216,903	9,811,002
Endesa SA	427,811	9,403,893
Iberdrola SA	3,376,563	38,309,082
Industria de Diseno Textil SA	719,185	18,760,491
Naturgy Energy Group SA	319,765	8,579,177
Red Electrica Corp. SA	174,858	3,464,017
Repsol SA	1,136,258	14,744,126
Telefonica SA	1,665,310	7,984,268

		174,529,267

Sweden — 3.2%
Alfa Laval AB	239,150	7,755,853
Assa Abloy AB, Class B	386,164	10,135,913
Atlas Copco AB, Class A	299,260	15,347,281
Atlas Copco AB, Class B	156,436	7,068,590
Boliden AB	430,404	19,144,556
Epiroc AB, Class A	538,115	10,111,532
EQT AB	205,164	6,866,845
Essity AB, Class B	479,332	12,336,052
Evolution AB(b)	76,714	8,795,957
H & M Hennes & Mauritz AB, Class B	530,896	8,860,177
Husqvarna AB, Class B	577,488	6,955,331
Investor AB	326,836	7,227,156
Investor AB, Class B	501,972	10,221,391
Nibe Industrier AB, Class B	787,905	7,013,745
Sandvik AB	475,870	10,256,195
Skandinaviska Enskilda Banken AB, Class A	578,248	6,661,629
SKF AB, Class B	366,945	6,775,340
Svenska Cellulosa AB SCA, Class B	512,649	8,364,143
Svenska Handelsbanken AB, Class A	703,937	6,692,193
Swedbank AB, Class A	414,627	6,699,160
Tele2 AB, Class B	855,111	11,331,214
Telefonaktiebolaget LM Ericsson, Class B	1,492,658	13,735,282
Telia Co. AB	3,515,877	13,072,636
Volvo AB, Class A	375,247	7,332,903
Volvo AB, Class B	334,229	6,428,516

		235,189,590

Switzerland — 10.5%
ABB Ltd., Registered	1,017,122	34,371,511
Adecco Group AG, Registered	153,592	7,253,939
Alcon Inc.	203,536	15,724,693
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	801	8,496,762
Coca-Cola HBC AG, Class DI	295,489	7,507,352
Credit Suisse Group AG, Registered	1,114,061	9,332,606
Geberit AG, Registered	23,647	15,469,326
Givaudan SA, Registered	6,787	28,338,481
Holcim Ltd.	136,925	6,881,336
Kuehne + Nagel International AG, Registered	53,676	14,638,258
Logitech International SA, Registered	109,584	8,200,049

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	49,516	$34,260,211
Nestle SA, Registered	1,291,453	168,270,797
Novartis AG, Registered	910,571	80,031,359
Partners Group Holding AG	7,342	9,924,832
Roche Holding AG, Bearer	32,381	13,516,124
Roche Holding AG, NVS	309,166	117,091,465
SGS SA, Registered	5,957	17,045,060
Sika AG, Registered	51,013	16,927,882
Sonova Holding AG, Registered	32,990	12,773,535
Straumann Holding AG, Registered	5,202	8,263,185
Swiss Life Holding AG, Registered	19,290	11,770,320
Swiss Re AG	205,437	19,630,666
Swisscom AG, Registered	21,970	13,160,296
Temenos AG, Registered	69,095	6,945,047
UBS Group AG, Registered	1,692,562	31,137,672
VAT Group AG(b)	19,799	7,481,941
Vifor Pharma AG	44,753	7,855,461
Zurich Insurance Group AG	73,409	33,694,439

		765,994,605

United Kingdom — 14.3%
3i Group PLC	529,180	9,426,875
Antofagasta PLC	565,958	11,459,428
Ashtead Group PLC	216,851	14,091,384
Associated British Foods PLC	300,567	7,690,272
AstraZeneca PLC	730,499	88,789,472
Aviva PLC	1,469,353	8,233,337
BAE Systems PLC	2,157,635	20,715,431
Barclays PLC	8,537,973	20,863,041
Barratt Developments PLC	1,188,280	9,678,796
Berkeley Group Holdings PLC	137,647	7,158,511
BP PLC	14,967,978	72,955,605
British Land Co PLC/The	1,064,250	7,520,755
BT Group PLC	4,822,550	12,032,710
Bunzl PLC	206,029	8,205,959
Burberry Group PLC	339,571	8,803,781
Coca-Cola Europacific Partners PLC	159,621	8,174,191
Compass Group PLC	658,443	14,882,821
Croda International PLC	135,873	13,600,738
DCC PLC	88,751	6,964,600
Diageo PLC	1,360,312	67,393,038
Entain PLC(a)	327,304	7,358,582
Experian PLC	271,521	10,606,818
Ferguson PLC	147,611	22,492,660
GlaxoSmithKline PLC	2,316,819	48,315,249
HSBC Holdings PLC	9,578,775	66,498,557
Informa PLC(a)	977,479	7,739,519
InterContinental Hotels Group PLC(a)	115,815	8,064,532
Intertek Group PLC	125,006	8,973,159
J Sainsbury PLC	2,434,263	8,977,854
Johnson Matthey PLC	306,355	7,698,549
Kingfisher PLC	2,143,173	8,742,764
Land Securities Group PLC	690,745	7,319,628
Legal & General Group PLC	3,686,005	13,628,735
Lloyds Banking Group PLC	36,814,684	23,727,251
London Stock Exchange Group PLC	144,461	12,619,631
Melrose Industries PLC	3,474,409	6,874,001
Mondi PLC	520,290	10,916,441
National Grid PLC	2,390,113	36,136,998
NatWest Group PLC	3,241,159	9,931,430
Next PLC	79,926	7,318,214

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	415,434	$7,639,377
Pearson PLC	925,052	8,002,532
Prudential PLC	894,675	13,526,113
Reckitt Benckiser Group PLC	333,331	28,225,502
RELX PLC	1,121,636	34,157,170
Rentokil Initial PLC	1,114,103	7,560,705
Rolls-Royce Holdings PLC(a)	4,581,993	6,320,680
Schroders PLC	193,231	7,910,508
Segro PLC	1,177,179	20,472,374
Smiths Group PLC	361,678	7,378,439
SSE PLC	721,657	16,377,806
St. James’s Place PLC	371,820	6,970,859
Standard Chartered PLC	1,268,205	9,037,990
Taylor Wimpey PLC	3,651,196	7,359,366
Tesco PLC	2,861,623	11,085,800
Unilever PLC	1,164,533	58,496,788
Vodafone Group PLC	12,236,196	21,539,844
Whitbread PLC(a)	174,720	6,820,249
WPP PLC	643,558	9,051,571

		1,040,514,990

Total Common Stocks — 99.1% (Cost: $6,596,375,885)		7,235,618,084

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	91,063	7,233,073
Sartorius AG, Preference Shares, NVS	15,848	6,997,100
Volkswagen AG, Preference Shares, NVS	41,065	8,197,695

		22,427,868

Total Preferred Stocks — 0.3% (Cost: $20,377,356)		22,427,868

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	7,493,310	$7,494,808
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	1,610,000	1,610,000

		9,104,808

Total Short-Term Investments — 0.1% (Cost: $9,105,127)		9,104,808

Total Investments in Securities — 99.5% (Cost: $6,625,858,368)		7,267,150,760

Other Assets, Less Liabilities — 0.5%		33,433,305

Net Assets — 100.0%		$7,300,584,065

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,009,959	$—		$(3,508,968	)(a)	$(5,864)	$(319)	$7,494,808	7,493,310	$109,844	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	420,000	(a)	—		—	—	1,610,000	1,610,000	97		—

						$(5,864)	$(319)	$9,104,808		$109,941		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	78	03/10/22	$12,850	$(315,773)
ASX SPI 200 Index	43	03/17/22	5,501	(107,885)
Euro STOXX 50 Index	385	03/18/22	16,848	(977,689)
FTSE 100 Index	91	03/18/22	9,051	96,026

				$(1,305,321)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$96,026

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,401,347

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,286,813

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,767,449)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$42,567,855

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$42,373,404	$7,193,244,680	$—	$7,235,618,084
Preferred Stocks	—	22,427,868	—	22,427,868
Money Market Funds	9,104,808	—	—	9,104,808

	$51,478,212	$7,215,672,548	$—	$7,267,150,760

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$96,026	$—	$96,026
Liabilities
Futures Contracts	—	(1,401,347)	—	(1,401,347)

	$—	$(1,305,321)	$—	$(1,305,321)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
HEICO Corp., Class A	203,385	$25,000,084
Howmet Aerospace Inc.	675,104	24,249,736
Huntington Ingalls Industries Inc.	290,183	59,313,405
L3Harris Technologies Inc.	310,125	78,247,639
Raytheon Technologies Corp.	1,276,364	131,082,583

		317,893,447

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	475,888	46,008,852
Expeditors International of Washington Inc.	770,237	79,611,696
FedEx Corp.	105,330	23,411,699
United Parcel Service Inc., Class B	449,181	94,516,666

		243,548,913

Auto Components — 0.3%
Aptiv PLC(a)	362,067	46,865,953
BorgWarner Inc.	533,426	21,875,800

		68,741,753

Automobiles — 2.3%
Ford Motor Co.	1,339,339	23,518,793
General Motors Co.(a)	475,736	22,226,386
Lucid Group Inc.(a)	831,774	24,104,810
Rivian Automotive Inc., Class A(a)	364,096	24,598,326
Tesla Inc.(a)	518,486	451,305,769

		545,754,084

Banks — 4.0%
Bank of America Corp.	4,511,505	199,408,521
Citigroup Inc.	1,829,710	108,373,723
Fifth Third Bancorp	487,519	23,322,909
Huntington Bancshares Inc./OH	3,679,977	57,113,243
JPMorgan Chase & Co.	2,061,121	292,266,958
PNC Financial Services Group Inc. (The)	202,856	40,419,058
Regions Financial Corp.	2,668,420	64,549,080
SVB Financial Group(a)	50,346	30,509,676
Truist Financial Corp.	1,140,430	70,957,555
U.S. Bancorp	619,580	35,031,053
Webster Financial Corp.	389,183	23,432,708

		945,384,484

Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	362,184	23,625,262
Coca-Cola Co. (The)	3,185,765	198,282,014
Keurig Dr Pepper Inc.	1,148,111	44,397,452
Molson Coors Beverage Co., Class B	591,597	30,869,532
PepsiCo Inc.	1,244,761	203,817,166

		500,991,426

Biotechnology — 2.0%
AbbVie Inc.	902,675	133,388,285
Amgen Inc.	441,763	100,050,484
Biogen Inc.(a)	151,222	31,909,354
Exact Sciences Corp.(a)	307,751	24,023,043
Gilead Sciences Inc.	1,225,860	74,041,944
Moderna Inc.(a)	180,743	27,762,125
Regeneron Pharmaceuticals Inc.(a)	55,054	34,043,192
Vertex Pharmaceuticals Inc.(a)	200,663	46,156,503

		471,374,930

Building Products — 1.2%
Allegion PLC	209,316	23,970,868
Carrier Global Corp.	859,130	38,557,755
Fortune Brands Home & Security Inc.	321,270	27,918,363

Security	Shares	Value

Building Products (continued)
Johnson Controls International PLC	1,613,973	$104,843,686
Owens Corning	239,341	22,304,188
Trane Technologies PLC	443,743	68,305,360

		285,900,220

Capital Markets — 3.7%
Ameriprise Financial Inc.	77,285	23,169,270
Bank of New York Mellon Corp. (The)	975,666	51,856,648
BlackRock Inc.(b)	156,942	116,747,584
Charles Schwab Corp. (The)	636,337	53,745,023
CME Group Inc.	223,136	52,778,358
FactSet Research Systems Inc.	58,501	23,756,671
Goldman Sachs Group Inc. (The)	253,421	86,490,053
Intercontinental Exchange Inc.	414,381	53,090,494
Moody’s Corp.	225,616	72,655,121
Morgan Stanley	1,240,095	112,526,220
Northern Trust Corp.	381,104	43,407,746
S&P Global Inc.	302,655	113,707,375
State Street Corp.	281,612	24,029,952
T Rowe Price Group Inc.	257,686	37,251,088

		865,211,603

Chemicals — 1.8%
Corteva Inc.	468,742	24,388,646
Dow Inc.	791,260	46,652,690
DuPont de Nemours Inc.	418,721	32,396,444
Ecolab Inc.	484,991	85,484,514
International Flavors & Fragrances Inc.	243,773	32,421,809
Linde PLC(a)	383,998	112,603,573
Mosaic Co. (The)	526,055	27,581,064
PPG Industries Inc.	263,790	35,202,775
Sherwin-Williams Co. (The)	88,476	23,280,690

		420,012,205

Commercial Services & Supplies — 0.1%
Copart Inc.(a)	190,126	23,362,683

Communications Equipment — 0.9%
Cisco Systems Inc.	3,437,613	191,715,677
Motorola Solutions Inc.	148,967	32,836,796

		224,552,473

Construction Materials — 0.1%
Martin Marietta Materials Inc.	61,683	23,402,530

Consumer Finance — 0.9%
Ally Financial Inc.	478,221	23,863,228
American Express Co.	532,720	103,635,349
Discover Financial Services	357,762	44,162,141
Synchrony Financial	838,868	35,886,773

		207,547,491

Containers & Packaging — 0.4%
Amcor PLC	3,833,787	44,586,943
Ball Corp.	481,004	43,165,299

		87,752,242

Distributors — 0.2%
LKQ Corp.	591,457	27,768,906
Pool Corp.	52,418	24,037,847

		51,806,753

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)	438,761	141,039,723

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.1%
AT&T Inc.	3,059,987	$72,491,092
Lumen Technologies Inc.	2,446,397	25,344,673
Verizon Communications Inc.	3,121,420	167,526,611

		265,362,376

Electric Utilities — 1.2%
Entergy Corp.	313,288	32,961,030
Eversource Energy	955,749	78,180,268
Exelon Corp.	1,047,916	44,599,305
NextEra Energy Inc.	1,558,236	121,963,132

		277,703,735

Electrical Equipment — 0.3%
Generac Holdings Inc.(a)(c)	76,228	24,047,647
Plug Power Inc.(a)(c)	1,009,266	25,524,337
Rockwell Automation Inc.	88,353	23,553,143

		73,125,127

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	376,193	25,415,599
Keysight Technologies Inc.(a)	188,022	29,589,022
Teledyne Technologies Inc.(a)	56,562	24,286,592
Trimble Inc.(a)	582,410	40,623,097
Zebra Technologies Corp., Class A(a)	55,971	23,135,053

		143,049,363

Energy Equipment & Services — 0.4%
Baker Hughes Co.	923,972	27,146,297
Halliburton Co.	718,543	24,092,747
Schlumberger NV	1,327,814	52,103,421

		103,342,465

Entertainment — 1.5%
Activision Blizzard Inc.	309,920	25,258,480
Electronic Arts Inc.	293,646	38,200,408
Netflix Inc.(a)	231,727	91,420,936
Walt Disney Co. (The)(a)	1,290,867	191,642,115

		346,521,939

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	128,931	24,419,531
American Tower Corp.	422,698	95,897,495
Boston Properties Inc.	309,586	37,865,464
Crown Castle International Corp.	357,837	59,612,066
Digital Realty Trust Inc.	188,710	25,460,753
Equinix Inc.	86,143	61,138,271
Healthpeak Properties Inc.	1,805,803	56,088,241
Iron Mountain Inc.	543,687	26,738,527
Prologis Inc.	550,196	80,246,087
SBA Communications Corp.	79,390	24,086,132
Simon Property Group Inc.	167,674	23,065,235
Ventas Inc.	669,911	36,175,194
Welltower Inc.	560,443	46,679,298
Weyerhaeuser Co.	905,139	35,191,804

		632,664,098

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	178,325	92,595,256
Kroger Co. (The)	970,058	45,398,715
Sysco Corp.	281,901	24,553,577
Walgreens Boots Alliance Inc.	503,789	23,219,635

		185,767,183

Food Products — 1.5%
Archer-Daniels-Midland Co.	722,897	56,711,270
Bunge Ltd.	489,687	51,196,776

Security	Shares	Value

Food Products (continued)
General Mills Inc.	1,304,328	$87,950,837
Hormel Foods Corp.	599,938	28,581,046
Kellogg Co.	1,306,469	83,535,628
McCormick & Co. Inc./MD, NVS	500,094	47,593,946

		355,569,503

Gas Utilities — 0.2%
UGI Corp.	1,067,245	41,024,898

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	695,934	83,943,559
ABIOMED Inc.(a)	74,124	23,033,292
Align Technology Inc.(a)	45,825	23,437,655
Baxter International Inc.	351,104	29,833,307
Becton Dickinson and Co.	88,965	24,134,425
Dexcom Inc.(a)(c)	89,506	37,047,428
Edwards Lifesciences Corp.(a)	679,261	76,328,559
Hologic Inc.(a)	439,350	31,268,539
IDEXX Laboratories Inc.(a)	106,921	56,919,394
Insulet Corp.(a)	130,225	34,469,255
Intuitive Surgical Inc.(a)	188,051	54,596,847
ResMed Inc.	152,872	37,721,166
STERIS PLC	244,995	58,798,800

		571,532,226

Health Care Providers & Services — 2.7%
Anthem Inc.	166,153	75,076,233
Cardinal Health Inc.	442,306	23,888,947
Centene Corp.(a)	286,409	23,663,112
Cigna Corp.	260,756	62,002,562
CVS Health Corp.	774,851	80,313,306
DaVita Inc.(a)	201,013	22,668,236
HCA Healthcare Inc.	175,830	44,012,007
Humana Inc.	87,130	37,842,302
Laboratory Corp. of America Holdings(a)	97,175	26,359,690
McKesson Corp.	87,453	24,046,077
Quest Diagnostics Inc.	220,324	28,921,931
UnitedHealth Group Inc.	423,339	201,454,330

		650,248,733

Health Care Technology — 0.3%
Cerner Corp.	468,631	43,699,841
Teladoc Health Inc.(a)(c)	326,983	24,821,279

		68,521,120

Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A(a)	129,241	19,578,719
Booking Holdings Inc.(a)	22,823	49,577,262
Caesars Entertainment Inc.(a)	282,388	23,774,246
Chipotle Mexican Grill Inc.(a)	15,311	23,324,012
Hilton Worldwide Holdings Inc.(a)	395,605	58,889,760
Las Vegas Sands Corp.(a)	506,647	21,714,890
Marriott International Inc./MD, Class A(a)	131,627	22,395,018
McDonald’s Corp.	346,339	84,773,397
MGM Resorts International	534,046	23,652,897
Royal Caribbean Cruises Ltd.(a)	277,066	22,364,768
Starbucks Corp.	475,406	43,637,517
Vail Resorts Inc.	105,919	27,597,195

		421,279,681

Household Products — 1.7%
Clorox Co. (The)	170,734	24,891,310
Colgate-Palmolive Co.	1,117,631	86,001,705
Kimberly-Clark Corp.	543,661	70,757,479

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	1,362,132	$212,342,758

		393,993,252

Industrial Conglomerates — 1.3%
3M Co.	720,181	107,054,906
General Electric Co.	442,363	42,250,090
Honeywell International Inc.	583,338	110,688,385
Roper Technologies Inc.	89,457	40,096,417

		300,089,798

Insurance — 1.8%
American International Group Inc.	767,115	46,978,123
Chubb Ltd.	364,632	74,253,660
Hartford Financial Services Group Inc. (The)	338,689	23,532,112
Marsh & McLennan Companies Inc.	475,357	73,875,231
MetLife Inc.	1,203,361	81,287,036
Progressive Corp. (The)	240,201	25,444,492
Prudential Financial Inc.	423,673	47,307,327
Travelers Companies Inc. (The)	290,748	49,959,229

		422,637,210

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	172,674	466,416,648
Alphabet Inc., Class C, NVS(a)	170,745	460,639,276
Meta Platforms Inc, Class A(a)	1,209,428	255,225,591
Snap Inc., Class A, NVS(a)	638,588	25,505,205
ZoomInfo Technologies Inc.(a)	429,055	23,465,018

		1,231,251,738

Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(a)	271,514	833,890,087
eBay Inc.	418,434	22,842,312
MercadoLibre Inc.(a)(c)	31,201	35,152,607

		891,885,006

IT Services — 5.0%
Accenture PLC, Class A	435,987	137,780,612
Akamai Technologies Inc.(a)(c)	230,036	24,903,697
Automatic Data Processing Inc.	552,298	112,911,803
Block Inc.(a)	349,018	44,499,795
Cloudflare Inc., Class A(a)	215,391	25,075,820
Fidelity National Information Services Inc.	496,577	47,289,028
Fiserv Inc.(a)(c)	304,945	29,783,978
Gartner Inc.(a)	80,883	22,681,211
International Business Machines Corp.	707,842	86,717,723
Mastercard Inc., Class A	542,203	195,637,687
MongoDB Inc.(a)	55,307	21,126,721
Okta Inc.(a)	171,774	31,407,158
PayPal Holdings Inc.(a)	722,731	80,895,281
Snowflake Inc., Class A(a)	137,741	36,592,274
Twilio Inc., Class A(a)	179,701	31,411,735
VeriSign Inc.(a)	113,648	24,288,851
Visa Inc., Class A	1,041,561	225,102,163

		1,178,105,537

Leisure Products — 0.2%
Hasbro Inc.	524,946	50,946,009

Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	533,480	69,544,453
Danaher Corp.	302,797	83,090,525
Illumina Inc.(a)	129,063	42,151,976
IQVIA Holdings Inc.(a)	103,893	23,907,857
Mettler-Toledo International Inc.(a)	32,311	45,517,798
Thermo Fisher Scientific Inc.	196,058	106,655,552

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	153,799	$48,712,757
West Pharmaceutical Services Inc.	153,627	59,465,939

		479,046,857

Machinery — 1.5%
Caterpillar Inc.	368,095	69,047,260
Cummins Inc.	179,853	36,711,594
Deere & Co.	169,192	60,912,504
Dover Corp.	148,031	23,220,143
IDEX Corp.	175,682	33,713,376
Illinois Tool Works Inc.	176,216	38,122,569
Pentair PLC	409,839	23,733,777
Xylem Inc./NY	689,895	61,366,160

		346,827,383

Media — 0.9%
Cable One Inc.	16,010	22,939,929
Comcast Corp., Class A	2,076,912	97,116,405
Discovery Inc., Class C, NVS(a)	823,822	23,042,301
Fox Corp., Class A, NVS	560,833	23,459,644
Interpublic Group of Companies Inc. (The)	846,422	31,148,330
Paramount Global, Class B, NVS	815,466	24,961,414

		222,668,023

Metals & Mining — 0.3%
Newmont Corp.	739,331	48,943,712
Nucor Corp.	196,654	25,883,600

		74,827,312

Multi-Utilities — 0.8%
Consolidated Edison Inc.	630,261	54,057,486
Public Service Enterprise Group Inc.	1,102,779	71,493,163
Sempra Energy	376,569	54,308,781

		179,859,430

Multiline Retail — 0.3%
Target Corp.	399,231	79,754,377

Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy Inc.	281,517	37,413,609
Chevron Corp.	946,058	136,232,352
ConocoPhillips	952,244	90,329,866
EOG Resources Inc.	317,065	36,437,110
Exxon Mobil Corp.	2,157,759	169,211,461
Hess Corp.	706,332	71,381,912
Kinder Morgan Inc.	1,847,164	32,140,654
Marathon Petroleum Corp.	442,862	34,485,664
Occidental Petroleum Corp.	608,360	26,603,583
ONEOK Inc.	552,163	36,056,244
Phillips 66	273,177	23,012,430
Pioneer Natural Resources Co.	126,642	30,343,423
Valero Energy Corp.	374,318	31,259,296

		754,907,604

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	100,895	29,898,215

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,434,605	98,514,325
Catalent Inc.(a)	241,384	24,630,824
Eli Lilly & Co.	480,644	120,136,968
Johnson & Johnson	1,267,176	208,539,154
Merck & Co. Inc.	1,674,454	128,229,687
Pfizer Inc.	2,281,683	107,102,200

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	500,862	$96,991,926

		784,145,084

Professional Services — 0.3%
Leidos Holdings Inc.	348,659	35,507,433
Robert Half International Inc.	279,559	33,628,152

		69,135,585

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	559,196	54,158,133

Road & Rail — 0.9%
CSX Corp.	967,896	32,821,353
Norfolk Southern Corp.	153,520	39,380,951
Old Dominion Freight Line Inc.	81,144	25,481,650
Uber Technologies Inc.(a)(c)	1,191,312	42,922,972
Union Pacific Corp.	302,458	74,389,545

		214,996,471

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices Inc.(a)	980,793	120,971,009
Analog Devices Inc.	167,350	26,824,531
Applied Materials Inc.	822,063	110,320,855
Broadcom Inc.	134,859	79,221,571
Intel Corp.	3,042,355	145,120,333
Lam Research Corp.	139,766	78,457,644
Marvell Technology Inc.	577,670	39,472,191
Micron Technology Inc.	599,953	53,311,824
NVIDIA Corp.	1,612,470	393,200,809
NXP Semiconductors NV	323,163	61,439,750
ON Semiconductor Corp.(a)	407,141	25,491,098
QUALCOMM Inc.	448,166	77,080,070
Skyworks Solutions Inc.	172,051	23,772,287
Texas Instruments Inc.	965,251	164,083,017

		1,398,766,989

Software — 9.8%
Adobe Inc.(a)	397,049	185,691,876
ANSYS Inc.(a)	120,864	39,182,900
Autodesk Inc.(a)	183,820	40,482,679
Bill.com Holdings Inc.(a)(c)	93,893	22,335,267
Cadence Design Systems Inc.(a)	209,409	31,710,805
Crowdstrike Holdings Inc., Class A(a)	131,609	25,691,393
Datadog Inc., Class A(a)	138,694	22,344,990
DocuSign Inc.(a)	200,779	23,778,257
HubSpot Inc.(a)	44,442	23,332,050
Intuit Inc.	213,801	101,420,780
Microsoft Corp.	4,490,181	1,341,621,181
Oracle Corp.	852,277	64,747,484
Paycom Software Inc.(a)	70,024	23,752,841
RingCentral Inc., Class A(a)	146,243	19,134,434
salesforce.com Inc.(a)	689,567	145,174,541
ServiceNow Inc.(a)	161,509	93,662,299
Splunk Inc.(a)	195,243	23,058,198
Synopsys Inc.(a)	104,004	32,489,810
VMware Inc., Class A	249,942	29,323,195
Workday Inc., Class A(a)	133,102	30,487,013

		2,319,421,993

Security	Shares	Value

Specialty Retail — 2.2%
Best Buy Co. Inc.	471,222	$45,538,894
CarMax Inc.(a)(c)	220,128	24,066,594
Home Depot Inc. (The)	747,437	236,063,028
Lowe’s Companies Inc.	553,080	122,263,865
TJX Companies Inc. (The)	603,350	39,881,435
Tractor Supply Co.	125,778	25,632,299
Ulta Beauty Inc.(a)	63,613	23,823,068

		517,269,183

Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	9,782,346	1,615,260,971
Dell Technologies Inc., Class C(a)	400,091	20,388,637
Hewlett Packard Enterprise Co.	1,891,938	30,119,653
HP Inc.	861,975	29,617,461
Seagate Technology Holdings PLC	215,660	22,247,486

		1,717,634,208

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(a)	75,371	24,114,198
Nike Inc., Class B	754,609	103,041,859
VF Corp.	656,711	38,102,372

		165,258,429

Trading Companies & Distributors — 0.4%
Fastenal Co.	512,741	26,385,652
WW Grainger Inc.	155,705	74,280,627

		100,666,279

Water Utilities — 0.2%
American Water Works Co. Inc.	174,469	26,360,521
Essential Utilities Inc.	533,780	25,146,376

		51,506,897

Total Common Stocks — 99.6% (Cost: $20,991,997,701)		23,589,646,409

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(b)(d)(e)	96,789,508	96,808,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(d)	115,038,000	115,038,000

		211,846,866

Total Short-Term Investments — 0.9% (Cost: $211,846,054)		211,846,866

Total Investments in Securities — 100.5% (Cost: $21,203,843,755)		23,801,493,275

Other Assets, Less Liabilities — (0.5)%		(108,835,141)

Net Assets — 100.0%		$23,692,658,134

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$47,556,080	$49,287,651	(a)	$—	$(34,663)	$(202)	$96,808,866	96,789,508	$122,025	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,248,000	30,790,000	(a)	—	—	—	115,038,000	115,038,000	5,241		—
BlackRock Inc.	124,336,941	29,840,454		(6,984,757)	2,991,663	(33,436,717)	116,747,584	156,942	1,171,772		—

					$2,957,000	$(33,436,919)	$328,594,450		$1,299,038		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	447	03/18/22	$97,625	$(5,198,812)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,198,812

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,588,992

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,106,665)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$97,010,396

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,589,646,409	$—	$—	$23,589,646,409
Money Market Funds	211,846,866	—	—	211,846,866

	$23,801,493,275	$—	$—	$23,801,493,275

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,198,812)	$—	$—	$(5,198,812)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.(a)	18,176	$816,829
Aerovironment Inc.(a)	12,948	919,955
Axon Enterprise Inc.(a)	25,110	3,521,678
BWX Technologies Inc.	68,293	3,648,212
Curtiss-Wright Corp.	20,952	3,090,839
Ducommun Inc.(a)	18,333	926,000
Hexcel Corp.	34,561	2,001,082
Kaman Corp.	28,200	1,224,162
Kratos Defense & Security Solutions Inc.(a)	62,258	1,302,437
Maxar Technologies Inc.	37,011	1,200,637
Mercury Systems Inc.(a)	42,541	2,561,819
Moog Inc., Class A	20,120	1,672,173
Spirit AeroSystems Holdings Inc., Class A	15,906	795,300
Triumph Group Inc.(a)	32,613	816,630
Vectrus Inc.(a)	22,190	1,017,190
Virgin Galactic Holdings Inc.(a)	77,846	753,549
Woodward Inc.	16,848	2,099,766

		28,368,258

Air Freight & Logistics — 0.3%
GXO Logistics Inc.(a)	39,589	3,322,705
Hub Group Inc., Class A(a)	16,905	1,426,782

		4,749,487

Airlines — 0.2%
Alaska Air Group Inc.(a)	45,705	2,565,878
JetBlue Airways Corp.(a)	60,336	921,331

		3,487,209

Auto Components — 1.2%
Adient PLC(a)	18,801	841,345
American Axle & Manufacturing Holdings Inc.(a)(b)	93,045	861,597
Autoliv Inc.	19,388	1,706,338
Dana Inc.	64,222	1,195,813
Dorman Products Inc.(a)	8,339	779,029
Fox Factory Holding Corp.(a)	10,334	1,219,619
Gentex Corp.	24,499	741,585
Gentherm Inc.(a)	22,730	1,928,413
Goodyear Tire & Rubber Co. (The)(a)	67,385	1,043,794
LCI Industries	13,340	1,661,097
Luminar Technologies Inc.(a)(b)	53,754	754,168
Modine Manufacturing Co.(a)	72,387	731,109
Veoneer Inc.(a)	35,816	1,269,677
Visteon Corp.(a)	18,717	2,249,222
XPEL Inc.(a)	11,315	821,469

		17,804,275

Automobiles — 0.4%
Canoo Inc.(a)(b)	124,782	716,249
Fisker Inc.(a)(b)	60,526	738,417
Harley-Davidson Inc.	64,175	2,650,427
Thor Industries Inc.	21,816	1,974,348
Winnebago Industries Inc.	11,610	743,853

		6,823,294

Banks — 8.2%
Amalgamated Financial Corp.	50,428	865,849
Amerant Bancorp Inc.	24,149	783,635
Ameris Bancorp	30,226	1,496,187
Associated Banc-Corp.	43,324	1,056,672
Atlantic Union Bankshares Corp.	63,231	2,569,075
Bancorp. Inc. (The)(a)	21,386	626,610

Security	Shares	Value

Banks (continued)
Bank of Hawaii Corp.	37,803	$3,257,863
Bank OZK	80,025	3,762,775
Banner Corp.	21,858	1,346,671
Berkshire Hills Bancorp. Inc.	21,445	666,939
BOK Financial Corp.	18,539	1,903,955
Byline Bancorp Inc.	32,074	874,658
Cadence Bank	57,935	1,831,905
Camden National Corp.	29,504	1,402,915
Cathay General Bancorp	28,165	1,324,600
Columbia Banking System Inc.	17,293	633,443
Comerica Inc.	78,294	7,476,294
Commerce Bancshares Inc.	49,333	3,541,123
Community Bank System Inc.	20,512	1,496,145
Community Trust Bancorp. Inc.	27,393	1,158,176
Cullen/Frost Bankers Inc.	17,659	2,485,151
Customers Bancorp. Inc.(a)	12,049	741,616
East West Bancorp. Inc.	43,874	3,841,607
Eastern Bankshares Inc.	88,372	1,931,812
First Busey Corp.	46,920	1,287,954
First Financial Bancorp	32,888	808,387
First Hawaiian Inc.	75,853	2,205,047
First Horizon Corp.	196,637	4,617,037
First Interstate BancSystem Inc., Class A	52,682	2,138,889
First of Long Island Corp. (The)	40,001	870,822
FNB Corp.	132,549	1,780,133
Fulton Financial Corp.	115,129	2,074,625
Glacier Bancorp. Inc.	36,931	2,045,977
Hancock Whitney Corp.	47,595	2,650,090
Heritage Financial Corp./WA	26,325	690,241
HomeStreet Inc.	23,669	1,218,007
Independent Bank Corp.	14,148	1,216,869
Independent Bank Corp./MI	40,255	958,069
International Bancshares Corp.	44,932	1,932,525
Live Oak Bancshares Inc.	12,087	772,964
National Bank Holdings Corp., Class A	15,973	708,882
OceanFirst Financial Corp.	42,049	941,057
PacWest Bancorp	20,388	1,007,575
Park National Corp.	7,635	1,023,548
People’s United Financial Inc.	201,782	4,253,565
Pinnacle Financial Partners Inc.	34,208	3,457,745
Popular Inc.	24,248	2,227,179
Premier Financial Corp.	29,445	903,078
Prosperity Bancshares Inc.	13,788	1,026,654
QCR Holdings Inc.	16,050	896,553
Sandy Spring Bancorp. Inc.	38,280	1,802,605
Seacoast Banking Corp. of Florida	26,299	963,858
ServisFirst Bancshares Inc.	20,802	1,817,679
Silvergate Capital Corp., Class A(a)(b)	9,484	1,214,711
South State Corp.	22,521	2,026,890
Southside Bancshares Inc.	16,956	706,896
Synovus Financial Corp.	91,182	4,800,732
Texas Capital Bancshares Inc.(a)(b)	13,108	872,993
TriState Capital Holdings Inc.(a)	24,014	797,265
Triumph Bancorp. Inc.(a)	8,187	821,320
Trustmark Corp.	23,223	731,292
Umpqua Holdings Corp.	125,047	2,669,753
United Community Banks Inc./GA	29,831	1,153,266
Valley National Bancorp	229,276	3,202,986
Western Alliance Bancorp	40,165	3,765,067
Wintrust Financial Corp.	29,083	2,889,687

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Zions Bancorp. NA	62,094	$4,401,844

		125,427,992

Beverages — 0.1%
Celsius Holdings Inc.(a)	12,926	825,842
MGP Ingredients Inc.	10,087	803,026

		1,628,868

Biotechnology — 4.3%
ACADIA Pharmaceuticals Inc.(a)	44,083	1,120,149
Agios Pharmaceuticals Inc.(a)(b)	25,283	787,060
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alector Inc.(a)	46,063	729,638
Alkermes PLC(a)	60,852	1,512,781
Allogene Therapeutics Inc.(a)	77,040	704,916
AnaptysBio Inc.(a)	25,390	776,172
Anavex Life Sciences Corp.(a)	61,671	675,914
Apellis Pharmaceuticals Inc.(a)(b)	24,212	1,029,736
Arena Pharmaceuticals Inc.(a)	26,090	2,477,767
Arrowhead Pharmaceuticals Inc.(a)	36,261	1,595,484
Atara Biotherapeutics Inc.(a)	56,003	719,639
Aurinia Pharmaceuticals Inc.(a)	40,664	500,167
Avid Bioservices Inc.(a)	36,517	747,868
Beam Therapeutics Inc.(a)	13,253	1,038,373
BioCryst Pharmaceuticals Inc.(a)	65,214	1,083,205
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,824	1,997,177
Bluebird Bio Inc.(a)(b)	120,570	728,243
Blueprint Medicines Corp.(a)	10,489	635,109
Bridgebio Pharma Inc.(a)	89,090	694,902
Caribou Biosciences Inc.(a)	68,243	681,065
Cerevel Therapeutics Holdings Inc.(a)	26,401	698,835
ChemoCentryx Inc.(a)	24,659	748,154
Chimerix Inc.(a)	134,045	756,014
CRISPR Therapeutics AG(a)(b)	19,524	1,198,188
Cytokinetics Inc.(a)	24,910	879,821
Denali Therapeutics Inc.(a)	31,062	1,011,379
Dynavax Technologies Corp.(a)	59,581	730,463
Editas Medicine Inc.(a)	46,945	803,698
Emergent BioSolutions Inc.(a)	17,803	736,688
Exelixis Inc.(a)	61,963	1,272,100
Fate Therapeutics Inc.(a)	25,244	872,180
Global Blood Therapeutics Inc.(a)	22,718	686,084
Halozyme Therapeutics Inc.(a)(b)	38,133	1,352,578
Homology Medicines Inc.(a)	192,836	672,998
Humacyte Inc.(a)	130,680	788,000
Immunovant Inc.(a)	139,109	776,228
Inovio Pharmaceuticals Inc.(a)(b)	228,185	739,319
Insmed Inc.(a)	36,181	864,726
Intellia Therapeutics Inc.(a)	23,683	2,341,065
Ionis Pharmaceuticals Inc.(a)	37,794	1,261,564
Iovance Biotherapeutics Inc.(a)	44,724	700,825
Karuna Therapeutics Inc.(a)	6,889	723,345
Krystal Biotech Inc.(a)	12,448	791,070
Kura Oncology Inc.(a)	55,761	884,927
Kymera Therapeutics Inc.(a)(b)	18,770	746,295
Ligand Pharmaceuticals Inc.(a)	6,516	659,550
Merus NV(a)(b)	28,200	792,138
Mirati Therapeutics Inc.(a)	13,558	1,197,036
Myriad Genetics Inc.(a)	29,105	709,580
Natera Inc.(a)	22,516	1,480,427
OPKO Health Inc.(a)	236,535	740,355

Security	Shares	Value

Biotechnology (continued)
Prothena Corp. PLC(a)	20,893	$722,898
Rocket Pharmaceuticals Inc.(a)	38,589	687,270
Sarepta Therapeutics Inc.(a)	27,463	2,103,940
SpringWorks Therapeutics Inc.(a)	13,307	753,043
Sutro Biopharma Inc.(a)	86,736	773,685
Taysha Gene Therapies Inc.(a)	102,890	655,409
TG Therapeutics Inc.(a)	69,543	686,389
Twist Bioscience Corp.(a)	13,252	741,317
Ultragenyx Pharmaceutical Inc.(a)	28,154	1,895,327
uniQure NV(a)	45,643	775,475
United Therapeutics Corp.(a)	12,713	2,112,901
Veracyte Inc.(a)	26,213	728,721
Vericel Corp.(a)	21,058	867,800
Vir Biotechnology Inc.(a)	29,411	740,863
Xencor Inc.(a)	24,439	765,185
Xenon Pharmaceuticals Inc.(a)	26,620	843,854
Zymeworks Inc.(a)	106,139	768,446

		65,476,595

Building Products — 1.7%
AAON Inc.	25,483	1,492,285
Advanced Drainage Systems Inc.	24,710	2,884,151
Armstrong World Industries Inc.	21,002	1,856,577
AZEK Co. Inc. (The)(a)	34,016	1,003,132
Builders FirstSource Inc.(a)	70,300	5,231,726
Carlisle Companies Inc.	18,547	4,403,058
Cornerstone Building Brands Inc.(a)	34,713	766,463
JELD-WEN Holding Inc.(a)	33,141	764,894
Masonite International Corp.(a)	8,174	771,053
Resideo Technologies Inc.(a)	53,496	1,376,987
Trex Co. Inc.(a)	41,651	3,825,228
Zurn Water Solutions Corp.	46,991	1,528,147

		25,903,701

Capital Markets — 2.1%
Affiliated Managers Group Inc.	20,119	2,783,665
Ares Management Corp., Class A	33,163	2,689,188
Artisan Partners Asset Management Inc., Class A	28,417	1,082,972
Cohen & Steers Inc.	11,848	962,768
Cowen Inc., Class A	25,306	750,323
Diamond Hill Investment Group Inc.	4,543	880,797
Donnelley Financial Solutions Inc.(a)	24,345	781,475
Evercore Inc., Class A	8,066	1,024,463
Focus Financial Partners Inc., Class A(a)	15,106	755,904
Houlihan Lokey Inc.	6,947	714,568
Interactive Brokers Group Inc., Class A	23,171	1,533,457
Janus Henderson Group PLC	123,545	4,147,406
Jefferies Financial Group Inc.	49,060	1,743,592
LPL Financial Holdings Inc.	33,447	6,052,235
Morningstar Inc.	9,752	2,736,899
Open Lending Corp., Class A(a)	42,470	884,650
StoneX Group Inc.(a)	10,544	795,545
Victory Capital Holdings Inc., Class A	24,454	811,139
Virtu Financial Inc., Class A	21,967	770,602
Virtus Investment Partners Inc.	3,562	857,088

		32,758,736

Chemicals — 1.9%
AdvanSix Inc.	19,278	772,277
Avient Corp.	29,729	1,557,502
Axalta Coating Systems Ltd.(a)(b)	152,378	4,120,301
Balchem Corp.	13,467	1,863,025

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Chemours Co. (The)	55,933	$1,543,751
Hawkins Inc.	18,329	829,571
HB Fuller Co.	17,145	1,172,204
Ingevity Corp.(a)	13,123	895,382
Innospec Inc.	23,328	2,227,824
Koppers Holdings Inc.(a)	27,475	786,609
Livent Corp.(a)(b)	54,490	1,283,240
Minerals Technologies Inc.	27,554	1,928,504
Orion Engineered Carbons SA	82,704	1,285,220
Scotts Miracle-Gro Co. (The)	10,339	1,448,080
Sensient Technologies Corp.	13,847	1,137,254
Stepan Co.	14,800	1,533,576
Trinseo PLC	28,084	1,459,245
Tronox Holdings PLC, Class A	46,654	947,076
Valvoline Inc.	74,869	2,420,515

		29,211,156

Commercial Services & Supplies — 1.3%
ABM Industries Inc.	39,508	1,771,144
ACCO Brands Corp.	97,605	839,403
ADT Inc.	98,520	720,181
Clean Harbors Inc.(a)	10,393	991,804
Deluxe Corp.	23,762	739,236
Healthcare Services Group Inc.	47,349	749,061
IAA Inc.(a)	70,864	2,603,543
KAR Auction Services Inc.(a)	81,951	1,512,815
Matthews International Corp., Class A	48,805	1,619,350
MillerKnoll Inc.	44,952	1,747,734
Montrose Environmental Group Inc.(a)	16,555	730,241
MSA Safety Inc.	15,420	2,144,922
Pitney Bowes Inc.	26,949	134,206
Steelcase Inc., Class A	69,636	847,470
Tetra Tech Inc.	16,796	2,666,701

		19,817,811

Communications Equipment — 0.9%
ADTRAN Inc.	37,110	764,095
Calix Inc.(a)	17,281	939,050
Ciena Corp.(a)	50,808	3,476,283
CommScope Holding Co. Inc.(a)	110,587	1,055,000
Harmonic Inc.(a)	88,507	824,000
Infinera Corp.(a)	95,586	882,259
Lumentum Holdings Inc.(a)	24,189	2,391,324
Plantronics Inc.(a)	26,445	744,956
Ribbon Communications Inc.(a)	173,490	527,410
Viasat Inc.(a)	17,241	786,879
Viavi Solutions Inc.(a)	53,398	875,727

		13,266,983

Construction & Engineering — 2.4%
AECOM	55,186	4,009,815
API Group Corp.(a)	52,267	1,127,399
Arcosa Inc.	18,805	990,459
Comfort Systems USA Inc.	25,525	2,194,640
Dycom Industries Inc.(a)	8,603	748,977
EMCOR Group Inc.	32,929	3,804,617
Fluor Corp.(a)	36,087	781,644
Granite Construction Inc.	24,621	745,278
Great Lakes Dredge & Dock Corp.(a)	69,126	975,368
IES Holdings Inc.(a)	17,554	737,970
MasTec Inc.(a)	19,499	1,535,741
MDU Resources Group Inc.	175,072	4,686,678

Security	Shares	Value

Construction & Engineering (continued)
MYR Group Inc.(a)	20,831	$1,869,582
Primoris Services Corp.	36,773	969,704
Quanta Services Inc.	61,446	6,693,927
Sterling Construction Co. Inc.(a)	24,953	736,862
Valmont Industries Inc.	7,863	1,701,946
WillScot Mobile Mini Holdings Corp.(a)	70,265	2,496,516

		36,807,123

Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	67,711	2,113,937

Consumer Finance — 0.7%
Credit Acceptance Corp.(a)	1,538	846,085
Encore Capital Group Inc.(a)	12,427	820,058
Green Dot Corp., Class A(a)	13,074	374,570
LendingClub Corp.(a)	41,495	770,977
OneMain Holdings Inc.	19,731	1,005,886
Oportun Financial Corp.(a)	44,548	727,914
PRA Group Inc.(a)	32,730	1,460,740
PROG Holdings Inc.(a)	26,964	826,177
SLM Corp.	164,999	3,250,480

		10,082,887

Containers & Packaging — 0.9%
AptarGroup Inc.	32,195	3,923,927
Berry Global Group Inc.(a)	32,463	1,968,881
Graphic Packaging Holding Co.	162,496	3,344,168
Greif Inc., Class A, NVS	16,211	931,970
Myers Industries Inc.	47,584	790,846
Ranpak Holdings Corp.(a)(b)	28,829	697,662
Sonoco Products Co.	25,559	1,500,824

		13,158,278

Diversified Consumer Services — 1.5%
2U Inc.(a)	76,072	798,756
American Public Education Inc.(a)	43,794	874,128
Beachbody Co. Inc. (The)(a)	316,363	632,726
Bright Horizons Family Solutions Inc.(a)	27,017	3,529,501
Carriage Services Inc.	15,598	767,578
Chegg Inc.(a)(b)	39,750	1,242,982
Coursera Inc.(a)	36,593	743,936
European Wax Center Inc., Class A(a)	29,589	735,878
frontdoor Inc.(a)	22,751	683,668
Graham Holdings Co., Class B	1,744	1,048,371
Grand Canyon Education Inc.(a)	13,960	1,212,147
H&R Block Inc.	68,572	1,701,271
Houghton Mifflin Harcourt Co.(a)	48,923	1,024,937
Rover Group Inc.(a)	146,548	836,789
Service Corp. International	55,365	3,368,960
Terminix Global Holdings Inc.(a)	71,744	3,053,425
WW International Inc.(a)(b)	70,760	721,044

		22,976,097

Diversified Financial Services — 0.2%
Voya Financial Inc.	54,650	3,680,678

Diversified Telecommunication Services — 0.5%
Bandwidth Inc., Class A(a)	16,157	493,596
Cogent Communications Holdings Inc.	23,392	1,483,053
Frontier Communications Parent Inc.(a)(b)	53,221	1,466,239
Iridium Communications Inc.(a)	51,105	2,023,247
Liberty Latin America Ltd., Class C, NVS(a)	68,058	686,705

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Radius Global Infrastructure Inc., Class A(a)	60,292	$775,355

		6,928,195

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	63,217	2,590,633

Electrical Equipment — 1.2%
Acuity Brands Inc.(b)	16,242	2,962,054
Atkore Inc.(a)	16,244	1,652,177
Blink Charging Co.(a)(b)	30,776	756,474
Bloom Energy Corp., Class A(a)	49,027	1,088,399
ChargePoint Holdings Inc.(a)	55,475	805,497
FREYR Battery SA(a)	78,518	747,491
FuelCell Energy Inc.(a)	141,756	850,536
Hubbell Inc.	19,412	3,460,189
Regal Rexnord Corp.	24,479	3,925,208
Shoals Technologies Group Inc., Class A(a)	54,603	863,273
Vertiv Holdings Co.	93,888	1,222,422

		18,333,720

Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries Inc.	9,612	825,190
Avnet Inc.	56,426	2,373,842
Badger Meter Inc.	38,128	3,790,304
Belden Inc.	13,800	777,630
Benchmark Electronics Inc.	34,922	912,861
Coherent Inc.(a)	10,454	2,763,201
CTS Corp.	24,567	932,072
ePlus Inc.(a)	32,524	1,525,376
Fabrinet(a)	7,530	753,979
Flex Ltd.(a)	220,431	3,634,907
II-VI Inc.(a)(b)	25,522	1,772,758
Insight Enterprises Inc.(a)	18,910	1,966,640
Itron Inc.(a)	30,679	1,462,468
Jabil Inc.	32,785	1,895,301
Kimball Electronics Inc.(a)	44,177	761,611
Knowles Corp.(a)	49,703	1,082,531
Littelfuse Inc.	7,031	1,815,475
Methode Electronics Inc.	47,887	2,185,563
National Instruments Corp.	87,143	3,498,791
Novanta Inc.(a)	17,175	2,346,620
OSI Systems Inc.(a)(b)	36,507	2,945,020
PAR Technology Corp.(a)	17,672	741,164
Plexus Corp.(a)	21,856	1,780,608
Rogers Corp.(a)	9,478	2,587,494
TD SYNNEX Corp.	11,082	1,128,480
Vishay Precision Group Inc.(a)	24,722	776,518
Vontier Corp.	64,485	1,566,986

		48,603,390

Energy Equipment & Services — 1.0%
Archrock Inc.	110,845	925,556
Cactus Inc., Class A	28,940	1,466,100
ChampionX Corp.(a)	83,121	1,779,621
Core Laboratories NV	36,075	994,227
DMC Global Inc.(a)	20,562	604,523
Dril-Quip Inc.(a)	32,445	935,714
NOV Inc.	168,533	2,890,341
Oceaneering International Inc.(a)	63,961	936,389
Patterson-UTI Energy Inc.	55,104	795,151
TechnipFMC PLC(a)	306,896	2,102,237
Transocean Ltd.(a)	209,891	743,014

Security	Shares	Value

Energy Equipment & Services (continued)
Weatherford International PLC(a)	32,409	$920,415

		15,093,288

Entertainment — 0.4%
Cinemark Holdings Inc.(a)	44,683	783,740
IMAX Corp.(a)	42,318	875,136
Lions Gate Entertainment Corp., Class A(a)(b)	68,405	1,050,701
World Wrestling Entertainment Inc., Class A	18,542	1,098,799
Zynga Inc., Class A(a)	298,909	2,714,094

		6,522,470

Equity Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	42,712	915,745
Agree Realty Corp.	12,005	770,121
Alexander & Baldwin Inc.	72,644	1,629,405
American Assets Trust Inc.	23,461	857,734
American Campus Communities Inc.	73,848	3,973,761
American Homes 4 Rent, Class A	71,490	2,717,335
Americold Realty Trust	66,455	1,775,678
Apartment Income REIT Corp.	52,843	2,727,227
Apple Hospitality REIT Inc.	42,189	746,323
Brandywine Realty Trust	111,151	1,481,643
Brixmor Property Group Inc.	148,023	3,718,338
City Office REIT Inc.	43,048	741,287
Corporate Office Properties Trust	122,196	3,202,757
Cousins Properties Inc.	55,431	2,141,300
CubeSmart	69,217	3,336,952
CyrusOne Inc.	52,636	4,755,663
DiamondRock Hospitality Co.(a)	99,950	954,523
DigitalBridge Group Inc.(a)	184,766	1,339,553
Douglas Emmett Inc.	107,953	3,422,110
Easterly Government Properties Inc.	52,393	1,090,822
Empire State Realty Trust Inc., Class A	130,316	1,232,789
EPR Properties	17,990	895,902
Essential Properties Realty Trust Inc.	43,130	1,090,326
Federal Realty Investment Trust	36,088	4,243,227
First Industrial Realty Trust Inc.	17,918	1,031,718
Four Corners Property Trust Inc.	30,350	800,633
Gaming and Leisure Properties Inc.	55,277	2,510,129
Healthcare Realty Trust Inc.	41,688	1,087,223
Healthcare Trust of America Inc., Class A	44,205	1,299,185
Highwoods Properties Inc.	30,535	1,331,326
Hudson Pacific Properties Inc.	87,408	2,307,571
Independence Realty Trust Inc.	43,327	1,094,873
Innovative Industrial Properties Inc.	4,278	806,232
iStar Inc.	63,190	1,587,333
JBG SMITH Properties	96,445	2,573,153
Kilroy Realty Corp.	57,252	4,100,388
Kite Realty Group Trust	70,818	1,553,039
Lamar Advertising Co., Class A	15,054	1,641,789
Life Storage Inc.	27,438	3,473,376
LXP Industrial Trust	79,788	1,233,522
Macerich Co. (The)	84,190	1,288,107
National Retail Properties Inc.	49,052	2,090,106
National Storage Affiliates Trust	14,090	821,024
Omega Healthcare Investors Inc.	45,185	1,272,861
Outfront Media Inc.	69,837	1,864,648
Paramount Group Inc.	82,975	928,490
Park Hotels & Resorts Inc.(a)	85,285	1,606,769
Pebblebrook Hotel Trust(b)	31,708	713,747
Physicians Realty Trust	148,406	2,413,082

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust Inc., Class A	105,004	$1,789,268
PotlatchDeltic Corp.	33,461	1,837,009
Rayonier Inc.	33,559	1,332,292
Rexford Industrial Realty Inc.	47,895	3,358,876
Ryman Hospitality Properties Inc.(a)	18,199	1,603,514
Sabra Health Care REIT Inc.	87,926	1,180,846
SITE Centers Corp.	66,371	1,032,069
SL Green Realty Corp.	27,226	2,165,012
Spirit Realty Capital Inc.	19,452	901,989
STAG Industrial Inc.	33,781	1,316,108
STORE Capital Corp.	84,912	2,608,497
Sunstone Hotel Investors Inc.(a)	68,675	726,582
Tanger Factory Outlet Centers Inc.	45,512	759,140
Uniti Group Inc.	188,011	2,438,503
Washington REIT	73,742	1,722,613
Xenia Hotels & Resorts Inc.(a)	60,581	1,123,172

		117,086,335

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	19,952	909,811
BJ’s Wholesale Club Holdings Inc.(a)(b)	45,861	2,883,281
Casey’s General Stores Inc.	12,089	2,273,699
Chefs’ Warehouse Inc. (The)(a)	24,641	809,457
Grocery Outlet Holding Corp.(a)	29,134	810,217
PriceSmart Inc.	17,414	1,266,346
Sprouts Farmers Market Inc.(a)	100,557	2,863,863
U.S. Foods Holding Corp.(a)	76,217	2,979,323
United Natural Foods Inc.(a)	25,391	1,021,480

		15,817,477

Food Products — 1.7%
B&G Foods Inc.	25,330	749,768
Beyond Meat Inc.(a)(b)	17,335	810,931
Darling Ingredients Inc.(a)	60,249	4,366,848
Flowers Foods Inc.	100,441	2,753,088
Fresh Del Monte Produce Inc.	28,181	729,324
Freshpet Inc.(a)(b)	20,775	1,978,403
Hain Celestial Group Inc. (The)(a)	44,920	1,633,291
Ingredion Inc.	58,313	5,174,696
Lamb Weston Holdings Inc.	61,702	4,098,864
Post Holdings Inc.(a)	15,255	1,603,911
Simply Good Foods Co. (The)(a)	28,986	1,148,715
TreeHouse Foods Inc.(a)	25,481	1,000,129
Vital Farms Inc.(a)	50,738	723,016

		26,770,984

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	5,003	665,149
National Fuel Gas Co.	33,637	2,093,567
New Jersey Resources Corp.	69,838	3,046,334
Northwest Natural Holding Co.	37,915	1,971,959
ONE Gas Inc.	46,857	3,893,348
South Jersey Industries Inc.	83,131	2,820,635
Southwest Gas Holdings Inc.	32,398	2,298,314
Spire Inc.	27,584	1,851,162

		18,640,468

Health Care Equipment & Supplies — 2.8%
Alphatec Holdings Inc.(a)	72,170	795,313
AtriCure Inc.(a)	23,317	1,619,366
Cardiovascular Systems Inc.(a)	42,254	889,869
Cerus Corp.(a)	139,880	821,096
CONMED Corp.	10,564	1,544,034

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoPort Inc.(a)	21,045	$722,475
Envista Holdings Corp.(a)	47,780	2,293,440
Establishment Labs Holdings Inc.(a)(b)	14,017	847,047
Glaukos Corp.(a)	17,181	950,281
Globus Medical Inc., Class A(a)	18,638	1,310,624
Haemonetics Corp.(a)	21,209	1,223,971
Heska Corp.(a)	5,937	843,054
Inari Medical Inc.(a)	11,811	1,039,132
Inogen Inc.(a)	25,010	872,599
Integer Holdings Corp.(a)	9,310	780,830
Integra LifeSciences Holdings Corp.(a)	13,660	916,039
Intersect ENT Inc.(a)	29,103	791,602
iRhythm Technologies Inc.(a)	10,115	1,307,566
LivaNova PLC(a)	13,100	1,032,542
Merit Medical Systems Inc.(a)	25,058	1,629,522
Natus Medical Inc.(a)	41,783	1,162,403
Nevro Corp.(a)	11,011	789,489
Orthofix Medical Inc.(a)	45,611	1,549,862
Outset Medical Inc.(a)	22,804	1,002,692
Penumbra Inc.(a)	11,702	2,594,801
Pulmonx Corp.(a)	27,864	731,709
Quidel Corp.(a)	13,084	1,384,156
Shockwave Medical Inc.(a)	13,585	2,407,669
SI-BONE Inc.(a)	37,311	823,081
Silk Road Medical Inc.(a)	23,268	863,941
STAAR Surgical Co.(a)	14,788	1,172,984
Surmodics Inc.(a)	18,459	828,440
Tactile Systems Technology Inc.(a)	50,099	1,020,016
Tandem Diabetes Care Inc.(a)	26,359	2,968,814
Vapotherm Inc.(a)	52,796	801,971
Varex Imaging Corp.(a)(b)	33,942	802,389

		43,134,819

Health Care Providers & Services — 3.1%
1Life Healthcare Inc.(a)	69,389	750,095
Acadia Healthcare Co. Inc.(a)	20,753	1,176,903
Accolade Inc.(a)	36,915	663,732
AdaptHealth Corp.(a)(b)	41,070	715,850
Addus HomeCare Corp.(a)	14,131	1,201,700
Agiliti Inc.(a)	39,915	718,869
Amedisys Inc.(a)	13,442	2,153,946
AMN Healthcare Services Inc.(a)	20,394	2,164,619
Apollo Medical Holdings Inc.(a)	13,279	638,985
Brookdale Senior Living Inc.(a)	118,605	816,002
Chemed Corp.	3,980	1,903,594
CorVel Corp.(a)	7,732	1,229,852
Covetrus Inc.(a)	42,496	753,029
Cross Country Healthcare Inc.(a)	37,544	838,358
Encompass Health Corp.	45,071	2,975,587
Ensign Group Inc. (The)	18,401	1,546,420
Fulgent Genetics Inc.(a)	11,832	737,134
Guardant Health Inc.(a)	21,933	1,453,500
Hanger Inc.(a)	44,686	809,710
HealthEquity Inc.(a)	15,783	847,705
Invitae Corp.(a)	73,126	789,030
Joint Corp. (The)(a)	13,998	573,918
LHC Group Inc.(a)	14,944	2,034,924
MEDNAX Inc.(a)	33,093	776,693
ModivCare Inc.(a)	8,356	986,008
National Research Corp.	27,570	1,096,735
Option Care Health Inc.(a)	38,700	994,590

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Owens & Minor Inc.(b)	29,540	$1,304,191
Patterson Companies Inc.	43,040	1,286,896
PetIQ Inc.(a)	41,421	821,793
Premier Inc., Class A	52,069	1,871,360
Privia Health Group Inc.(a)	33,149	853,255
Progyny Inc.(a)	18,821	740,795
R1 RCM Inc.(a)	71,971	1,956,891
RadNet Inc.(a)	30,694	757,221
Select Medical Holdings Corp.	34,496	798,582
Signify Health Inc., Class A(a)	56,833	798,504
Surgery Partners Inc.(a)	14,932	780,496
Tenet Healthcare Corp.(a)	23,732	2,040,715
Tivity Health Inc.(a)(b)	30,364	828,330
U.S. Physical Therapy Inc.	7,825	719,665

		46,906,182

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)	41,404	805,722
Certara Inc.(a)	30,112	763,038
Health Catalyst Inc.(a)	27,006	732,403
Inspire Medical Systems Inc.(a)	7,678	1,873,893
NextGen Healthcare Inc.(a)	42,134	822,877
Omnicell Inc.(a)	9,348	1,208,509

		6,206,442

Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment Inc.(a)	82,049	1,074,021
Boyd Gaming Corp.(a)	18,366	1,302,884
Brinker International Inc.(a)	18,101	770,017
Choice Hotels International Inc.	5,749	829,868
Churchill Downs Inc.	10,106	2,434,232
Dave & Buster’s Entertainment Inc.(a)(b)	17,793	771,149
Everi Holdings Inc.(a)(b)	49,325	1,154,205
Hilton Grand Vacations Inc.(a)	61,768	3,203,288
Hyatt Hotels Corp., Class A(a)	13,159	1,277,870
Jack in the Box Inc.	8,490	732,432
Marriott Vacations Worldwide Corp.	17,239	2,769,790
Norwegian Cruise Line Holdings Ltd.(a)	118,446	2,308,513
Papa John’s International Inc.	6,909	738,019
Penn National Gaming Inc.(a)(b)	54,329	2,789,794
Planet Fitness Inc., Class A(a)(b)	36,966	3,128,433
Red Rock Resorts Inc., Class A	14,501	729,110
Scientific Games Corp./DE, Class A(a)	26,784	1,685,249
SeaWorld Entertainment Inc.(a)	23,548	1,633,996
Shake Shack Inc., Class A(a)	11,732	876,615
Six Flags Entertainment Corp.(a)	32,847	1,434,100
Texas Roadhouse Inc.	8,397	796,959
Travel + Leisure Co.	38,596	2,163,306
Wendy’s Co. (The)	83,986	1,909,842
Wingstop Inc.	10,550	1,533,443
Wyndham Hotels & Resorts Inc.	41,126	3,553,698

		41,600,833

Household Durables — 1.5%
Cavco Industries Inc.(a)	2,660	725,196
Century Communities Inc.	15,456	984,856
Ethan Allen Interiors Inc.	33,200	865,192
Green Brick Partners Inc.(a)	34,166	792,310
Helen of Troy Ltd.(a)	13,941	2,867,245
iRobot Corp.(a)	13,625	846,930
KB Home	35,241	1,360,655
Leggett & Platt Inc.	48,524	1,799,270

Security	Shares	Value

Household Durables (continued)
LGI Homes Inc.(a)	9,087	$1,146,143
MDC Holdings Inc.	17,232	764,067
Meritage Homes Corp.(a)	14,684	1,447,549
Skyline Champion Corp.(a)	14,470	972,963
Sonos Inc.(a)(b)	39,891	1,092,614
Taylor Morrison Home Corp.(a)	43,648	1,287,616
Tempur Sealy International Inc.	50,156	1,655,650
Toll Brothers Inc.	20,976	1,138,158
TopBuild Corp.(a)	9,068	1,946,718
Tri Pointe Homes Inc.(a)	43,293	968,464

		22,661,596

Household Products — 0.1%
Spectrum Brands Holdings Inc.	12,539	1,163,368

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy Inc., Class C	69,681	2,327,346
NextEra Energy Partners LP	41,530	3,239,755
Ormat Technologies Inc.	19,566	1,396,034
Sunnova Energy International Inc.(a)	51,889	1,045,563

		8,008,698

Insurance — 2.1%
American Equity Investment Life Holding Co.	23,876	899,886
Argo Group International Holdings Ltd.	20,548	866,509
Assured Guaranty Ltd.	20,725	1,284,328
Axis Capital Holdings Ltd.	20,595	1,124,899
Brighthouse Financial Inc.(a)	15,846	828,112
CNO Financial Group Inc.	48,596	1,174,565
First American Financial Corp.	56,300	3,774,352
Genworth Financial Inc., Class A(a)	107,185	435,171
Goosehead Insurance Inc., Class A	8,274	719,673
Hanover Insurance Group Inc. (The)	21,032	2,934,174
Horace Mann Educators Corp.	18,447	767,211
Kemper Corp.	19,228	1,027,544
Kinsale Capital Group Inc.	4,396	922,105
Primerica Inc.	17,562	2,281,128
ProAssurance Corp.	24,358	587,028
Reinsurance Group of America Inc.	26,018	2,884,356
RenaissanceRe Holdings Ltd.	12,941	1,951,244
Ryan Specialty Group Holdings Inc., Class A(a)	21,397	857,164
Selective Insurance Group Inc.	33,390	2,777,714
State Auto Financial Corp.	15,375	799,654
Stewart Information Services Corp.	8,093	549,353
Trupanion Inc.(a)	11,378	1,019,810
Unum Group	64,616	1,804,079

		32,270,059

Interactive Media & Services — 0.2%
Cargurus Inc.(a)	25,012	1,211,831
TripAdvisor Inc.(a)	26,724	679,859
Vimeo Inc.(a)	61,059	793,156
Yelp Inc.(a)	21,740	736,769

		3,421,615

Internet & Direct Marketing Retail — 0.2%
Overstock.com Inc.(a)(b)	17,201	978,737
RealReal Inc. (The)(a)	85,273	759,782
Revolve Group Inc.(a)	13,902	659,372

		2,397,891

IT Services — 1.6%
Alliance Data Systems Corp.	16,916	1,140,984
BigCommerce Holdings Inc., Series 1(a)(b)	27,140	702,926

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Brightcove Inc.(a)	87,604	$655,278
Concentrix Corp.	15,155	3,029,333
CSG Systems International Inc.	21,933	1,353,705
DigitalOcean Holdings Inc.(a)	12,523	742,864
DXC Technology Co.(a)	82,295	2,800,499
Euronet Worldwide Inc.(a)	9,460	1,213,056
EVERTEC Inc.	19,698	795,011
ExlService Holdings Inc.(a)	13,881	1,676,686
Fastly Inc., Class A(a)(b)	33,315	619,659
Kyndryl Holdings Inc.(a)	49,425	783,880
LiveRamp Holdings Inc.(a)	18,805	811,624
Maximus Inc.	10,380	818,567
Perficient Inc.(a)	10,772	1,097,667
Rackspace Technology Inc.(a)(b)	61,779	687,600
Sabre Corp.(a)	80,887	884,095
TTEC Holdings Inc.	9,512	756,204
Verra Mobility Corp.(a)	46,739	785,215
WEX Inc.(a)	19,845	3,344,081

		24,698,934

Leisure Products — 0.8%
Brunswick Corp./DE	21,133	2,018,624
Callaway Golf Co.(a)	43,739	1,082,103
Johnson Outdoors Inc., Class A	9,813	809,278
Latham Group Inc.(a)	44,155	772,271
Malibu Boats Inc., Class A(a)	12,503	871,084
Mattel Inc.(a)	117,877	2,944,568
Polaris Inc.	13,581	1,650,227
YETI Holdings Inc.(a)	34,005	2,093,348

		12,241,503

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.(a)	50,776	732,698
Bruker Corp.	12,736	896,232
Maravai LifeSciences Holdings Inc., Class A(a)	24,183	944,830
Medpace Holdings Inc.(a)	6,939	1,061,459
NanoString Technologies Inc.(a)	21,748	771,184
NeoGenomics Inc.(a)	54,747	1,172,133
Pacific Biosciences of California Inc.(a)	65,441	780,057
Repligen Corp.(a)	17,892	3,519,356
Syneos Health Inc.(a)	22,151	1,754,359

		11,632,308

Machinery — 4.2%
AGCO Corp.	14,250	1,712,280
Alamo Group Inc.	8,176	1,137,363
Allison Transmission Holdings Inc.	45,729	1,826,416
Altra Industrial Motion Corp.	18,735	795,676
Astec Industries Inc.	14,909	742,468
Chart Industries Inc.(a)	12,668	1,829,259
Columbus McKinnon Corp./NY	19,667	897,602
Donaldson Co. Inc.	38,158	2,070,835
Douglas Dynamics Inc.	21,432	787,412
Energy Recovery Inc.(a)	41,480	788,120
Enerpac Tool Group Corp.	45,766	789,464
EnPro Industries Inc.	10,818	1,194,740
ESCO Technologies Inc.	11,560	804,229
Evoqua Water Technologies Corp.(a)	48,919	2,086,885
Federal Signal Corp.	34,991	1,263,525
Flowserve Corp.	60,383	1,833,832
Franklin Electric Co. Inc.	14,399	1,217,579
Graco Inc.	58,219	4,197,008

Security	Shares	Value

Machinery (continued)
Hillenbrand Inc.	24,695	$1,178,199
ITT Inc.	41,642	3,659,083
John Bean Technologies Corp.	12,870	1,459,072
Lincoln Electric Holdings Inc.	5,940	757,112
Lindsay Corp.	5,997	786,866
Luxfer Holdings PLC	49,303	858,858
Manitowoc Co. Inc. (The)(a)	43,125	712,856
Meritor Inc.(a)	30,315	1,079,517
Middleby Corp. (The)(a)	14,720	2,614,566
Mueller Water Products Inc., Class A	139,606	1,771,600
Nikola Corp.(a)(b)	91,887	725,907
Oshkosh Corp.	37,154	4,125,580
Proterra Inc.(a)	85,858	776,156
Proto Labs Inc.(a)	13,271	746,228
Shyft Group Inc. (The)	16,768	677,595
SPX Corp.(a)	14,869	753,858
SPX FLOW Inc.	14,166	1,216,718
Tennant Co.	30,760	2,423,273
Terex Corp.	19,764	815,858
Timken Co. (The)	21,680	1,421,341
Toro Co. (The)	51,931	4,871,647
Trinity Industries Inc.	24,766	714,747
Wabash National Corp.	48,620	828,485
Watts Water Technologies Inc., Class A	19,300	2,778,235
Welbilt Inc.(a)	47,925	1,132,947

		64,860,997

Media — 1.0%
Altice USA Inc., Class A(a)	54,392	628,771
Cardlytics Inc.(a)	14,087	817,046
Clear Channel Outdoor Holdings Inc.(a)	214,259	801,329
EW Scripps Co. (The), Class A(a)	49,282	1,097,017
Gray Television Inc.	58,462	1,369,765
iHeartMedia Inc., Class A(a)	57,020	1,223,079
John Wiley & Sons Inc., Class A	26,643	1,340,409
Magnite Inc.(a)	59,780	871,592
New York Times Co. (The), Class A	57,718	2,539,015
Nexstar Media Group Inc., Class A	12,476	2,308,684
TEGNA Inc.	95,615	2,191,496
WideOpenWest Inc.(a)	41,241	700,685

		15,888,888

Metals & Mining — 1.9%
Alcoa Corp.	65,005	4,897,477
Allegheny Technologies Inc.(a)	41,550	1,069,497
Arconic Corp.(a)	41,732	1,281,172
Cleveland-Cliffs Inc.(a)	147,215	3,291,727
Coeur Mining Inc.(a)	148,901	640,274
Commercial Metals Co.	55,450	2,137,598
Compass Minerals International Inc.	23,782	1,394,101
Hecla Mining Co.	138,367	796,994
Materion Corp.	9,182	767,156
MP Materials Corp.(a)(b)	17,663	805,786
Reliance Steel & Aluminum Co.	27,321	5,214,759
Royal Gold Inc.	30,379	3,683,758
Schnitzer Steel Industries Inc., Class A	25,173	1,224,666
United States Steel Corp.	64,680	1,759,943

		28,964,908

Mortgage Real Estate Investment — 0.6%
Apollo Commercial Real Estate Finance Inc.	62,875	820,519
Blackstone Mortgage Trust Inc., Class A	27,590	876,810

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Chimera Investment Corp.	57,424	$698,850
Hannon Armstrong Sustainable Infrastructure Capital Inc.	37,735	1,786,375
KKR Real Estate Finance Trust Inc.	38,345	823,267
New Residential Investment Corp.	79,368	823,840
Starwood Property Trust Inc.	110,059	2,623,807

		8,453,468

Multi-Utilities — 0.3%
Avista Corp.	76,142	3,398,218
Unitil Corp.	17,127	864,742

		4,262,960

Multiline Retail — 0.5%
Big Lots Inc.	21,392	743,586
Franchise Group Inc.	17,573	740,702
Kohl’s Corp.	52,298	2,908,815
Macy’s Inc.	104,307	2,703,637
Nordstrom Inc.(a)	45,634	946,449

		8,043,189

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	131,522	1,320,481
Antero Resources Corp.(a)	103,804	2,380,226
APA Corp.	134,909	4,806,808
California Resources Corp.	19,342	797,471
Callon Petroleum Co.(a)(b)	14,833	835,988
Centennial Resource Development Inc./DE, Class A(a)	98,756	867,078
Chesapeake Energy Corp.	11,803	911,782
Civitas Resources Inc.	16,769	846,331
Clean Energy Fuels Corp.(a)	118,123	858,754
CNX Resources Corp.(a)	80,557	1,316,301
Delek U.S. Holdings Inc.(a)	45,677	787,015
Denbury Inc.(a)	13,835	1,005,251
DTE Midstream LLC(a)	25,941	1,377,467
EnLink Midstream LLC(a)	116,092	1,033,219
EQT Corp.	118,374	2,739,174
Equitrans Midstream Corp.	176,647	1,132,307
Green Plains Inc.(a)	13,938	456,330
HollyFrontier Corp.	67,007	2,040,363
Kosmos Energy Ltd.(a)	253,441	1,231,723
Marathon Oil Corp.	288,524	6,509,102
Matador Resources Co.	31,480	1,561,408
Murphy Oil Corp.	51,517	1,786,094
Oasis Petroleum Inc.	8,066	1,068,826
Ovintiv Inc.	109,146	5,004,344
PBF Energy Inc., Class A(a)	42,421	705,037
PDC Energy Inc.	24,980	1,611,710
Range Resources Corp.(a)	88,969	2,041,839
Renewable Energy Group Inc.(a)	21,902	1,346,973
SM Energy Co.	38,781	1,377,113
Southwestern Energy Co.(a)(b)	242,456	1,209,855
Targa Resources Corp.	68,951	4,507,327
Texas Pacific Land Corp.	1,581	1,879,382
Whiting Petroleum Corp.	11,807	871,947
World Fuel Services Corp.	43,341	1,228,284

		59,453,310

Paper & Forest Products — 0.2%
Glatfelter Corp.	56,661	778,522
Louisiana-Pacific Corp.	35,946	2,586,315

		3,364,837

Security	Shares	Value

Personal Products — 0.3%
Beauty Health Co. (The)(a)	54,182	$1,050,047
Coty Inc., Class A(a)	82,558	757,057
Edgewell Personal Care Co.	35,924	1,281,768
Herbalife Nutrition Ltd.(a)	35,275	1,255,085
Medifast Inc.	5,336	992,496

		5,336,453

Pharmaceuticals — 1.4%
Aclaris Therapeutics Inc.(a)	62,918	937,478
Antares Pharma Inc.(a)	265,326	928,641
Arvinas Inc.(a)	16,098	1,043,311
Axsome Therapeutics Inc.(a)	23,852	670,480
Cassava Sciences Inc.(a)(b)	15,994	679,905
Collegium Pharmaceutical Inc.(a)	34,910	679,698
Corcept Therapeutics Inc.(a)	39,303	876,064
Intra-Cellular Therapies Inc.(a)	30,967	1,718,049
Nektar Therapeutics(a)	69,748	714,219
NGM Biopharmaceuticals Inc.(a)	48,159	715,643
Nuvation Bio Inc.(a)	147,280	745,237
Organon & Co.	75,635	2,823,454
Pacira BioSciences Inc.(a)	12,317	821,421
Perrigo Co. PLC	56,915	2,021,621
Phathom Pharmaceuticals Inc.(a)	40,661	737,184
Provention Bio Inc.(a)(b)	118,068	740,286
Relmada Therapeutics Inc.(a)	41,884	859,041
Revance Therapeutics Inc.(a)(b)	58,046	787,684
Theravance Biopharma Inc.(a)(b)	77,026	775,652
Tilray Inc., Class 2 (a)(b)	152,826	932,239
Zogenix Inc.(a)	29,785	782,154

		20,989,461

Professional Services — 1.9%
ASGN Inc.(a)	24,201	2,681,229
CACI International Inc., Class A(a)	6,052	1,693,289
Exponent Inc.	10,536	998,391
First Advantage Corp.(a)	43,734	706,304
FTI Consulting Inc.(a)	15,651	2,285,046
Heidrick & Struggles International Inc.	18,556	793,269
ICF International Inc.	14,752	1,307,322
Insperity Inc.	11,919	1,072,114
KBR Inc.	27,731	1,376,567
Kelly Services Inc., Class A, NVS	70,272	1,491,172
Kforce Inc.	11,108	835,100
Korn Ferry	23,817	1,578,114
ManpowerGroup Inc.	28,330	3,010,912
Nielsen Holdings PLC	136,773	2,382,586
Science Applications International Corp.	11,686	1,024,745
Skillsoft Corp.(a)	125,284	811,840
TriNet Group Inc.(a)	26,634	2,325,415
TrueBlue Inc.(a)	40,502	1,101,654
Upwork Inc.(a)	45,323	1,145,766

		28,620,835

Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	91,695	2,009,954
eXp World Holdings Inc.(b)	26,398	705,882
Howard Hughes Corp. (The)(a)	20,446	1,954,229
Jones Lang LaSalle Inc.(a)	20,053	4,937,450
Kennedy-Wilson Holdings Inc.	38,494	852,257
Newmark Group Inc., Class A	50,695	896,288
Realogy Holdings Corp.(a)	47,427	862,223

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
St Joe Co. (The)	16,296	$880,473

		13,098,756

Road & Rail — 1.1%
ArcBest Corp.	13,429	1,244,600
Avis Budget Group Inc.(a)	15,794	2,897,251
Landstar System Inc.	20,907	3,228,250
Ryder System Inc.	31,395	2,475,182
Saia Inc.(a)	9,457	2,716,334
Schneider National Inc., Class B	36,169	944,734
Werner Enterprises Inc.	48,227	2,095,946
XPO Logistics Inc.(a)	27,096	1,969,337

		17,571,634

Semiconductors & Semiconductor Equipment — 2.8%
Ambarella Inc.(a)	9,267	1,294,692
Amkor Technology Inc.	37,506	850,261
Axcelis Technologies Inc.(a)	13,679	946,860
Azenta Inc.	20,581	1,801,249
Cirrus Logic Inc.(a)	29,172	2,534,172
CMC Materials Inc.	6,381	1,183,229
First Solar Inc.(a)	40,671	3,062,120
Ichor Holdings Ltd.(a)	24,028	846,506
Kulicke & Soffa Industries Inc.	32,461	1,695,763
Lattice Semiconductor Corp.(a)	46,113	2,887,596
MaxLinear Inc.(a)	16,810	1,031,293
MKS Instruments Inc.	7,865	1,184,469
Onto Innovation Inc.(a)	26,666	2,298,876
Power Integrations Inc.	17,486	1,573,740
Rambus Inc.(a)	55,755	1,505,385
Semtech Corp.(a)	16,455	1,141,648
Silicon Laboratories Inc.(a)	13,381	2,056,793
SiTime Corp.(a)	3,564	720,427
SunPower Corp.(a)	46,202	828,402
Synaptics Inc.(a)	13,774	3,146,395
Ultra Clean Holdings Inc.(a)(b)	17,770	814,044
Universal Display Corp.	20,490	3,174,106
Veeco Instruments Inc.(a)	45,365	1,296,078
Wolfspeed Inc.(a)	47,307	4,859,375

		42,733,479

Software — 5.4%
8x8 Inc.(a)	54,711	709,055
ACI Worldwide Inc.(a)	64,545	2,163,548
Alarm.com Holdings Inc.(a)	11,150	734,004
Altair Engineering Inc., Class A(a)(b)	20,880	1,386,850
Alteryx Inc., Class A(a)	13,445	837,623
Anaplan Inc.(a)	39,351	1,864,057
Appian Corp.(a)(b)	14,221	866,912
Aspen Technology Inc.(a)	25,163	3,835,093
Avaya Holdings Corp.(a)	54,405	749,157
Benefitfocus Inc.(a)	74,422	750,174
Blackbaud Inc.(a)	13,231	826,805
Blackline Inc.(a)	26,612	2,004,150
Bottomline Technologies DE Inc.(a)	19,725	1,117,224
Box Inc., Class A(a)	75,901	1,943,825
BTRS Holdings Inc.(a)	126,859	773,840
CDK Global Inc.	18,354	832,170
Cerence Inc.(a)	18,915	683,021
CommVault Systems Inc.(a)	12,659	796,378
Digital Turbine Inc.(a)	22,742	1,102,532
Dolby Laboratories Inc., Class A	24,587	1,846,484

Security	Shares	Value

Software (continued)
Domo Inc., Class B(a)	16,137	$718,097
Duck Creek Technologies Inc.(a)	33,283	781,485
E2open Parent Holdings Inc.(a)(b)	84,532	759,097
Elastic NV(a)	23,570	2,042,340
Envestnet Inc.(a)	10,438	780,971
Everbridge Inc.(a)	15,851	626,432
Five9 Inc.(a)	25,849	2,843,390
InterDigital Inc.	13,172	848,540
Jamf Holding Corp.(a)(b)	27,586	943,717
LivePerson Inc.(a)(b)	28,082	569,503
Mandiant Inc.(a)	78,039	1,545,172
Manhattan Associates Inc.(a)	19,609	2,621,331
Marathon Digital Holdings Inc.(a)(b)	30,007	760,677
MicroStrategy Inc., Class A(a)(b)	2,366	1,048,138
Mimecast Ltd.(a)	21,994	1,749,183
Model N Inc.(a)(b)	31,739	780,462
Momentive Global Inc.(a)	63,090	991,775
N-able Inc.(a)	67,277	778,395
Ncino Inc.(a)	16,814	772,267
NCR Corp.(a)	40,549	1,643,045
New Relic Inc.(a)	23,579	1,561,873
Nutanix Inc., Class A(a)	73,382	1,959,299
OneSpan Inc.(a)	48,779	672,175
PagerDuty Inc.(a)	30,937	1,046,289
Paylocity Holding Corp.(a)	13,574	2,883,661
Pegasystems Inc.	8,224	716,475
Progress Software Corp.	50,321	2,218,150
PROS Holdings Inc.(a)(b)	24,412	775,813
Q2 Holdings Inc.(a)	11,993	780,145
Qualys Inc.(a)	7,707	965,764
Rapid7 Inc.(a)	25,492	2,637,402
Riot Blockchain Inc.(a)(b)	39,683	683,738
SailPoint Technologies Holdings Inc.(a)	19,424	803,571
Smartsheet Inc., Class A(a)	44,129	2,346,339
Sprinklr Inc.(a)	62,050	744,600
Sprout Social Inc., Class A(a)	15,642	1,018,451
SPS Commerce Inc.(a)	16,108	2,091,624
Tenable Holdings Inc.(a)	20,794	1,151,156
Teradata Corp.(a)	45,102	2,254,649
Varonis Systems Inc.(a)	27,139	1,183,260
Vonage Holdings Corp.(a)	40,816	829,381
Workiva Inc.(a)	24,600	2,590,380
Xperi Holding Corp.	44,071	763,310
Zuora Inc., Class A(a)	59,147	897,851

		83,002,275

Specialty Retail — 3.1%
Aaron’s Co. Inc. (The)	37,506	787,251
Abercrombie & Fitch Co., Class A(a)	19,368	737,533
American Eagle Outfitters Inc.	48,218	1,016,435
Asbury Automotive Group Inc.(a)	6,317	1,226,193
AutoNation Inc.(a)(b)	11,998	1,375,691
Bed Bath & Beyond Inc.(a)	48,393	817,358
Boot Barn Holdings Inc.(a)	10,686	929,896
Caleres Inc.	34,508	716,386
Children’s Place Inc. (The)(a)	11,326	713,085
Five Below Inc.(a)	19,080	3,121,679
Floor & Decor Holdings Inc., Class A(a)	30,371	2,904,075
Foot Locker Inc.	39,243	1,240,864
GameStop Corp., Class A(a)(b)	21,185	2,612,958
Gap Inc. (The)	123,642	1,798,991

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Genesco Inc.(a)	11,513	$738,559
Group 1 Automotive Inc.	8,207	1,493,099
Hibbett Inc.	14,530	655,012
Leslie’s Inc.(a)	54,150	1,153,936
Lithia Motors Inc.	10,629	3,622,576
MarineMax Inc.(a)	16,452	752,844
Monro Inc.	21,214	990,270
Murphy USA Inc.	13,141	2,375,104
National Vision Holdings Inc.(a)	30,810	1,129,803
ODP Corp. (The)(a)	18,328	806,432
Petco Health & Wellness Co. Inc.(a)	38,190	669,089
Rent-A-Center Inc./TX	29,310	832,697
RH(a)	4,060	1,631,592
Sally Beauty Holdings Inc.(a)	40,948	707,581
Signet Jewelers Ltd.	21,344	1,504,752
Sleep Number Corp.(a)	11,579	760,740
TravelCenters of America Inc.(a)	19,225	811,872
Urban Outfitters Inc.(a)	29,196	803,182
Victoria’s Secret & Co.(a)	30,706	1,646,763
Williams-Sonoma Inc.	29,614	4,289,884
Zumiez Inc.(a)	17,287	769,099

		48,143,281

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	40,819	727,395
Pure Storage Inc., Class A(a)	78,271	2,030,350
Xerox Holdings Corp.	121,789	2,400,461

		5,158,206

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(a)	41,798	2,831,396
Carter’s Inc.	18,089	1,748,845
Columbia Sportswear Co.	21,246	1,969,929
Crocs Inc.(a)	21,493	1,799,609
Deckers Outdoor Corp.(a)	11,501	3,319,649
Hanesbrands Inc.	171,886	2,655,639
Kontoor Brands Inc.	19,793	980,545
Levi Strauss & Co., Class A	33,528	759,409
Movado Group Inc.	19,837	781,975
PVH Corp.	30,811	3,016,089
Ralph Lauren Corp.	16,839	2,223,422
Steven Madden Ltd.	30,509	1,301,514
Tapestry Inc.	91,848	3,756,583
Under Armour Inc., Class A(a)(b)	45,305	810,506
Under Armour Inc., Class C, NVS(a)	51,038	797,724
Wolverine World Wide Inc.	38,077	876,913

		29,629,747

Thrifts & Mortgage Finance — 1.2%
Capitol Federal Financial Inc.	60,248	657,908
Essent Group Ltd.	27,933	1,234,080
Federal Agricultural Mortgage Corp., Class C, NVS	14,104	1,744,665
Flagstar Bancorp. Inc.	21,108	962,103
MGIC Investment Corp.	188,107	2,855,464
Mr Cooper Group Inc.(a)	29,557	1,502,382
New York Community Bancorp. Inc.	103,137	1,190,201
PennyMac Financial Services Inc.	21,738	1,255,370
Radian Group Inc.	87,327	2,087,115
Rocket Companies Inc., Class A	60,073	775,543
TFS Financial Corp.	56,720	973,882

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Walker & Dunlop Inc	9,084	$1,256,771
Washington Federal Inc.	28,846	1,026,341
WSFS Financial Corp.	10,892	553,640

		18,075,465

Trading Companies & Distributors — 1.5%
Air Lease Corp.	28,561	1,192,707
Beacon Roofing Supply Inc.(a)	19,438	1,160,254
Boise Cascade Co.	25,905	2,070,846
GATX Corp.	18,154	1,935,761
GMS Inc.(a)	21,150	1,147,387
Herc Holdings Inc.	7,087	1,127,683
McGrath RentCorp.	19,652	1,597,315
Rush Enterprises Inc., Class A	15,203	789,644
SiteOne Landscape Supply Inc.(a)	21,105	3,639,135
Triton International Ltd	33,970	2,231,150
Univar Solutions Inc.(a)	33,873	1,040,240
Veritiv Corp.(a)(b)	7,613	815,885
Watsco Inc.	4,395	1,200,099
WESCO International Inc.(a)	20,419	2,485,605

		22,433,711

Water Utilities — 0.2%
American States Water Co.	25,795	2,170,907
Middlesex Water Co.	7,796	779,522

		2,950,429

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	35,603	795,727
Telephone and Data Systems Inc.	47,633	826,433

		1,622,160

Total Common Stocks — 99.8% (Cost: $1,431,029,945)		1,528,933,022

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	36,814,813	36,822,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	3,780,000	3,780,000

		40,602,176

Total Short-Term Investments — 2.7% (Cost: $40,601,891)		40,602,176

Total Investments in Securities — 102.5% (Cost: $1,471,631,836)		1,569,535,198

Other Assets, Less Liabilities — (2.5)%		(37,966,499)

Net Assets — 100.0%		$1,531,568,699

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$43,548,786	$—		$(6,714,211	)(a)	$(8,355)	$(4,044)	$36,822,176	36,814,813	$130,736	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	2,390,000	(a)	—		—	—	3,780,000	3,780,000	113		—

						$(8,355)	$(4,044)	$40,602,176		$130,849		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	18	03/18/22	$1,840	$(26,257)
S&P MidCap 400 E-Mini Index	5	03/18/22	1,329	(11,601)

				$(37,858)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$37,858

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(167,459)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(74,684)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,601,745

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI USA Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,528,929,945	$—	$3,077	$1,528,933,022
Money Market Funds	40,602,176	—	—	40,602,176

	$1,569,532,121	$—	$3,077	$1,569,535,198

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(37,858)	$—	$—	$(37,858)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
Americanas SA	12,952	$75,901
Atacadao SA	9,263	34,145
B3 SA - Brasil, Bolsa, Balcao	125,128	352,033
Banco Bradesco SA	28,911	94,824
Banco do Brasil SA	17,415	117,744
Banco Santander Brasil SA	8,651	51,276
CCR SA	25,388	57,759
Cosan SA	21,514	88,203
Energisa SA	4,043	34,498
Equatorial Energia SA	20,181	99,801
Hapvida Participacoes e Investimentos SA(a)	65,600	153,556
Hypera SA	7,561	49,048
Klabin SA	14,321	64,325
Localiza Rent a Car SA	12,717	141,570
Lojas Renner SA	19,844	98,086
Natura & Co. Holding SA(b)	18,691	83,408
Petro Rio SA(b)	14,337	72,862
Raia Drogasil SA	21,831	98,832
Rede D’Or Sao Luiz SA(a)	8,531	84,039
Rumo SA(b)	27,055	81,053
Telefonica Brasil SA	10,331	101,312
TIM SA	17,433	46,241
TOTVS SA	10,377	66,477
Ultrapar Participacoes SA	14,927	41,980
WEG SA	34,773	197,016

		2,385,989

Chile — 0.3%
Empresas CMPC SA	23,507	38,837
Empresas COPEC SA	8,100	62,838
Enel Americas SA	458,463	53,682
Falabella SA	15,717	51,721

		207,078

China — 31.4%
360 Security Technology Inc., Class A(b)	7,800	12,983
3SBio Inc.(a)(b)	26,000	20,664
51job Inc., ADR(b)	664	34,395
AAC Technologies Holdings Inc.	14,500	39,646
Air China Ltd., Class A(b)	8,000	12,529
Air China Ltd., Class H(b)	42,000	32,301
Alibaba Group Holding Ltd.(b)	244,116	3,213,512
Alibaba Health Information Technology Ltd.(b)	86,000	60,220
A-Living Smart City Services Co. Ltd., Class A(a)	11,250	20,166
Angel Yeast Co. Ltd., Class A	900	7,138
Anjoy Foods Group Co Ltd., Class A	300	5,885
BBMG Corp., Class A	10,800	4,939
Beijing Capital International Airport Co. Ltd., Class H(b)	36,000	23,058
Beijing Enterprises Water Group Ltd.	88,000	34,767
BOC Aviation Ltd.(a)	4,100	35,641
BYD Co. Ltd., Class A	2,200	88,466
BYD Co. Ltd., Class H	17,000	526,785
By-Health Co Ltd, Class A	1,900	7,481
CanSino Biologics Inc., Class A(b)	169	6,758
CanSino Biologics Inc., Class H(a)(b)	1,800	32,532
CECEP Wind Power Corp, Class A	6,400	5,724
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	365	8,956
China Communications Services Corp. Ltd., Class H	54,000	29,626
China Conch Venture Holdings Ltd.	34,000	163,616

Security	Shares	Value

China (continued)
China Construction Bank Corp., Class A	9,300	$8,897
China Construction Bank Corp., Class H	1,976,000	1,481,930
China Eastern Airlines Corp. Ltd., Class A(b)	9,800	8,392
China Education Group Holdings Ltd.	15,000	12,851
China Everbright Environment Group Ltd.	73,000	52,412
China Feihe Ltd.(a)	75,000	89,494
China Gas Holdings Ltd.	64,200	101,460
China Jinmao Holdings Group Ltd.	116,000	38,575
China Jushi Co. Ltd., Class A	4,678	12,700
China Lesso Group Holdings Ltd.	20,000	30,792
China Medical System Holdings Ltd.	27,000	48,078
China Mengniu Dairy Co. Ltd.	65,000	422,657
China Merchants Bank Co. Ltd., Class H	80,000	674,345
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,500	20,378
China Molybdenum Co. Ltd., Class A	27,200	26,093
China Molybdenum Co. Ltd., Class H	63,000	37,920
China National Medicines Corp. Ltd., Class A	800	3,531
China Overseas Land & Investment Ltd.	78,500	239,674
China Resources Gas Group Ltd.	20,000	91,860
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	6,236
China Ruyi Holdings Ltd.(b)	52,000	15,476
China Southern Airlines Co. Ltd., Class A(b)	14,500	15,921
China Southern Airlines Co. Ltd., Class H(b)	32,000	20,245
China Three Gorges Renewables Group Co. Ltd.	35,300	39,844
China Tourism Group Duty Free Corp. Ltd., Class A	2,400	77,517
China Vanke Co. Ltd., Class A	11,700	35,611
China Vanke Co. Ltd., Class H	34,600	82,181
CIFI Ever Sunshine Services Group Ltd.	16,000	29,097
CIFI Holdings Group Co. Ltd.	66,500	46,331
CITIC Ltd.	122,000	142,365
Contemporary Amperex Technology Co. Ltd., Class A	2,900	248,412
Country Garden Services Holdings Co. Ltd.	41,000	245,260
CSPC Pharmaceutical Group Ltd.	185,360	219,719
Dali Foods Group Co. Ltd.(a)	41,500	21,857
Dongfeng Motor Group Co. Ltd., Class H	54,000	46,479
ENN Energy Holdings Ltd.	16,300	236,063
ENN Natural Gas Co. Ltd., Class A	2,900	8,237
Eve Energy Co. Ltd., Class A	2,432	34,901
Fosun International Ltd.	54,500	59,133
Fuyao Glass Industry Group Co. Ltd., Class A	2,900	20,354
Fuyao Glass Industry Group Co. Ltd., Class H(a)	12,000	58,873
Ganfeng Lithium Co. Ltd., Class A	1,300	31,610
Ganfeng Lithium Co. Ltd., Class H(a)	5,600	95,044
Geely Automobile Holdings Ltd.	123,000	229,105
GEM Co. Ltd., Class A	5,800	8,861
Genscript Biotech Corp.(b)	24,000	95,160
GoerTek Inc., Class A	4,000	28,006
Gotion High-tech Co. Ltd., Class A(b)	1,900	13,038
Great Wall Motor Co. Ltd., Class A	2,800	16,353
Great Wall Motor Co. Ltd., Class H	63,500	133,687
Greenland Holdings Corp. Ltd., Class A	10,745	7,366
Greentown Service Group Co. Ltd.	28,000	28,127
Guangzhou Automobile Group Co. Ltd., Class H	58,000	57,423
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,600	7,546
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,665
Guangzhou R&F Properties Co. Ltd., Class H(c)	34,000	14,474
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	5,818

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)	26,000	$55,502
Hopson Development Holdings Ltd.	14,490	29,828
Huaxia Bank Co. Ltd., Class A	16,900	15,086
Hutchmed China Ltd, ADR(b)(c)	1,747	47,606
Industrial Bank Co. Ltd., Class A	25,100	87,935
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	51,434
Jafron Biomedical Co. Ltd., Class A	900	6,551
JDcom Inc, Class A(b)	2,933	104,765
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,600	10,700
Jinke Properties Group Co. Ltd., Class A	6,400	4,559
Jinmao Property Services Co. Ltd.	1,752	445
Jinxin Fertility Group Ltd.(a)(b)	24,500	28,647
Kingdee International Software Group Co. Ltd.(b)	53,000	130,997
Kuang-Chi Technologies Co. Ltd., Class A(b)	2,200	7,090
Kunlun Energy Co. Ltd.	82,000	80,662
KWG Group Holdings Ltd.	27,500	12,876
Lee & Man Paper Manufacturing Ltd.	26,000	16,714
Lenovo Group Ltd.	148,000	164,808
Li Auto Inc., ADR(b)(c)	11,417	347,648
Li Ning Co. Ltd.	48,000	479,431
Logan Group Co. Ltd.	28,000	9,316
Longfor Group Holdings Ltd.(a)	37,000	197,858
Meituan, Class B(a)(b)	84,000	1,866,073
Microport Scientific Corp.	13,800	38,386
Ming Yang Smart Energy Group Ltd., Class A	2,200	9,046
Minth Group Ltd.	16,000	57,853
NIO Inc., ADR(b)	26,908	614,579
Offshore Oil Engineering Co. Ltd., Class A	5,400	4,228
Ovctek China Inc., Class A	960	6,266
Pharmaron Beijing Co. Ltd., Class A	1,000	19,192
Pharmaron Beijing Co. Ltd., Class H(a)	2,700	32,735
Ping An Insurance Group Co. of China Ltd., Class A	13,100	105,601
Ping An Insurance Group Co. of China Ltd., Class H	130,500	1,011,853
Poly Developments and Holdings Group Co. Ltd., Class A	14,500	36,315
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	49,600	68,487
Shanghai Electric Group Co. Ltd., Class A	17,000	11,898
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,000	20,228
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	38,090
Shanghai M&G Stationery Inc., Class A	1,000	8,620
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,200	6,534
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,600	26,354
Shenzhen Inovance Technology Co. Ltd., Class A	3,750	38,167
Shenzhen International Holdings Ltd.	26,500	27,305
Shenzhen Overseas Chinese Town Co. Ltd., Class A	9,800	10,721
Shenzhou International Group Holdings Ltd.	16,900	283,863
Shimao Group Holdings Ltd.(c)	26,000	15,603
Sino Biopharmaceutical Ltd.	209,500	133,737
Sinotrans Ltd., Class A	3,100	2,115
Sinotruk Hong Kong Ltd.	14,000	20,897
Skshu Paint Co. Ltd., Class A	400	5,632
Sungrow Power Supply Co. Ltd., Class A	1,900	36,792
Suningcom Co Ltd, Class A(b)	11,000	6,275
TCL Technology Group Corp., Class A	20,000	17,676
Tencent Holdings Ltd.	61,000	3,291,640
Tongcheng Travel Holdings Ltd.(b)	21,600	40,229
Topchoice Medical Corp., Class A(b)	400	10,263
Topsports International Holdings Ltd.(a)	31,000	32,225
Transfar Zhilian Co. Ltd., Class A	3,600	4,407
Uni-President China Holdings Ltd.	26,000	27,037
Unisplendour Corp. Ltd., Class A	3,900	13,595

Security	Shares	Value

China (continued)
Vinda International Holdings Ltd.	7,000	$19,931
Vipshop Holdings Ltd., ADR(b)	9,337	80,952
Want Want China Holdings Ltd.	96,000	102,194
Wuchan Zhongda Group Co. Ltd., Class A	4,300	3,860
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,700	8,967
WuXi AppTec Co. Ltd., Class A	3,092	51,180
WuXi AppTec Co. Ltd., Class H(a)	7,260	103,342
Wuxi Biologics Cayman Inc., New(a)(b)	73,000	603,813
Xiamen Intretech Inc., Class A	875	4,122
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	4,100	9,787
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,600	25,524
Xinyi Solar Holdings Ltd.	100,000	181,637
XPeng Inc., ADR(b)	8,039	292,378
Yadea Group Holdings Ltd.(a)	26,000	38,572
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	7,881
Yum China Holdings Inc.	8,717	453,458
Yunnan Baiyao Group Co. Ltd., Class A	1,400	20,002
Zhejiang Chint Electrics Co. Ltd., Class A	2,600	20,723
Zhejiang Expressway Co. Ltd., Class H	32,000	28,867
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,700	33,621
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	6,854
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	6,630
Zhongsheng Group Holdings Ltd.	12,000	83,795
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	8,600	9,634
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	27,000	17,961

		22,424,882

Czech Republic — 0.1%
Komercni Banka AS(b)	1,617	63,614
Moneta Money Bank AS(a)	7,349	29,098

		92,712

Egypt — 0.2%
Commercial International Bank Egypt SAE(b)	33,484	101,986

Greece — 0.3%
Eurobank Ergasias Services and Holdings SA, Class A(b)	52,838	57,881
Hellenic Telecommunications Organization SA	4,517	90,349
Public Power Corp. SA(b)	4,204	39,925

		188,155

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	8,627	67,293
OTP Bank Nyrt(b)	4,537	173,129

		240,422

India — 14.5%
Adani Green Energy Ltd.(b)	7,990	196,610
Adani Total Gas Ltd.	5,531	116,606
Asian Paints Ltd.	7,830	330,904
Axis Bank Ltd.(b)	46,300	459,349
Bajaj Auto Ltd.	1,380	64,940
Bandhan Bank Ltd.(a)	13,275	54,299
Berger Paints India Ltd.	5,098	46,822
Bharat Petroleum Corp. Ltd.	17,460	81,441
Biocon Ltd.(b)	9,041	42,019
Britannia Industries Ltd.	2,262	103,249
Colgate-Palmolive India Ltd.	2,613	50,409
Dabur India Ltd.	12,884	96,597
DLF Ltd.	12,830	60,202

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Eicher Motors Ltd.	2,872	$99,200
Grasim Industries Ltd.	5,384	114,898
Havells India Ltd.	5,214	82,373
HCL Technologies Ltd.	22,471	337,901
Hero MotoCorp Ltd.	2,519	85,329
Hindalco Industries Ltd.	32,204	247,492
Hindustan Unilever Ltd.	16,786	485,423
Housing Development Finance Corp. Ltd.	35,220	1,113,156
Indraprastha Gas Ltd.	4,973	22,892
Info Edge India Ltd.	1,562	92,851
Infosys Ltd.	69,015	1,572,843
Lupin Ltd.	4,515	44,854
Mahindra & Mahindra Ltd.	17,803	187,940
Marico Ltd.	10,797	73,917
Motherson Sumi Systems Ltd.	26,172	52,620
Motherson Sumi Wiring India Ltd.(b)	26,172	16,141
Nestle India Ltd.	704	165,338
PI Industries Ltd.	1,698	55,884
Piramal Enterprises Ltd.	2,297	63,502
Reliance Industries Ltd.	58,516	1,842,183
Shree Cement Ltd.	218	70,971
Siemens Ltd.	1,562	48,867
State Bank of India	37,015	239,124
Tata Consultancy Services Ltd.	18,954	897,884
Titan Co. Ltd.	7,353	249,756
Trent Ltd.	3,579	52,931
UPL Ltd.	10,392	92,359
Wipro Ltd.	27,708	204,894

		10,316,970

Indonesia — 1.3%
Aneka Tambang Tbk	160,600	25,021
Bank Central Asia Tbk PT	1,132,700	639,483
Barito Pacific Tbk PT	596,000	37,164
Indah Kiat Pulp & Paper Tbk PT	59,800	33,794
Kalbe Farma Tbk PT	416,300	47,666
Merdeka Copper Gold Tbk PT(b)	234,700	63,551
Tower Bersama Infrastructure Tbk PT	152,900	31,444
Unilever Indonesia Tbk PT	166,800	42,922

		921,045

Kuwait — 0.4%
Kuwait Finance House KSCP	96,163	300,818

Malaysia — 2.4%
AMMB Holdings Bhd(b)	37,500	30,075
Axiata Group Bhd	55,600	52,044
CIMB Group Holdings Bhd	134,600	183,351
Dialog Group Bhd	84,400	56,861
DiGi.Com Bhd	63,500	61,389
Fraser & Neave Holdings Bhd	2,600	13,995
HAP Seng Consolidated Bhd	12,300	22,206
Hartalega Holdings Bhd	34,600	38,074
IHH Healthcare Bhd	35,400	55,538
Kuala Lumpur Kepong Bhd	8,700	53,876
Malayan Banking Bhd	97,200	203,095
Malaysia Airports Holdings Bhd(b)	23,663	34,662
Maxis Bhd	47,400	45,444
MISC Bhd	27,000	47,357
Nestle Malaysia Bhd	1,500	47,935
Petronas Dagangan Bhd	6,000	30,754
Petronas Gas Bhd	16,200	67,253

Security	Shares	Value

Malaysia (continued)
PPB Group Bhd	13,100	$55,976
Press Metal Aluminium Holdings Bhd	65,700	106,879
Public Bank Bhd	301,300	319,994
QL Resources Bhd	22,000	25,938
RHB Bank Bhd	37,000	52,144
Sime Darby Bhd	55,000	29,785
Telekom Malaysia Bhd	22,700	27,358
Top Glove Corp. Bhd	112,100	54,735
Westports Holdings Bhd	20,500	19,091

		1,735,809

Mexico — 1.9%
Arca Continental SAB de CV	8,800	58,057
Cemex SAB de CV, NVS(b)	314,076	161,324
Coca-Cola Femsa SAB de CV	10,400	57,116
Fomento Economico Mexicano SAB de CV	39,600	319,085
Gruma SAB de CV, Class B	4,325	58,657
Grupo Bimbo SAB de CV, Series A	31,600	97,310
Grupo Financiero Banorte SAB de CV, Class O	53,600	362,568
Grupo Televisa SAB de CV, CPO	49,000	105,029
Industrias Penoles SAB de CV	3,030	37,817
Kimberly-Clark de Mexico SAB de CV, Class A	31,900	44,764
Telesites SAB de CV	28,100	31,158

		1,332,885

Philippines — 0.9%
Ayala Land Inc.	163,900	124,947
Bank of the Philippine Islands	35,950	70,261
Globe Telecom Inc.	540	27,133
GT Capital Holdings Inc.	1,950	22,083
JG Summit Holdings Inc.	59,778	70,607
SM Investments Corp.	5,070	88,209
SM Prime Holdings Inc.	211,900	165,386
Universal Robina Corp.	17,630	41,264

		609,890

Poland — 1.1%
Bank Polska Kasa Opieki SA	3,706	101,670
CD Projekt SA	1,470	58,388
Cyfrowy Polsat SA	5,359	34,748
KGHM Polska Miedz SA	2,820	110,733
Orange Polska SA(b)	13,716	25,452
Polski Koncern Naftowy ORLEN SA	6,095	102,956
Powszechna Kasa Oszczednosci Bank Polski SA(b)	18,195	174,864
Powszechny Zaklad Ubezpieczen SA	12,616	94,653
Santander Bank Polska SA	711	53,300

		756,764

Qatar — 1.0%
Commercial Bank PSQC (The)	41,438	78,593
Ooredoo QPSC	16,286	34,248
Qatar Fuel QSC	9,092	46,336
Qatar National Bank QPSC	92,863	555,924

		715,101

Russia — 0.8%
Gazprom PJSC(d)	244,340	196,971
LUKOIL PJSC(d)	8,544	149,140
Mobile TeleSystems PJSC, ADR	9,473	52,101
Moscow Exchange MICEX-RTS PJSC(d)	30,360	10,218
Novatek PJSC, GDR	1,863	71,767
Novolipetsk Steel PJSC(d)	31,136	19,774
PhosAgro PJSC, GDR	2,748	16,812
Polymetal International PLC(d)	7,120	21,594

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Polyus PJSC(d)	698	$26,299

		564,676

Saudi Arabia — 1.6%
Almarai Co. JSC	4,942	66,259
Bank AlBilad(b)	7,334	115,420
Dr Sulaiman Al Habib Medical Services Group Co.	1,098	50,211
Saudi Arabian Mining Co.(b)	8,976	256,234
Saudi Basic Industries Corp.	18,373	612,507
Savola Group (The)	5,502	49,846

		1,150,477

South Africa — 6.4%
Absa Group Ltd.	14,889	171,043
Anglo American Platinum Ltd.	1,072	167,323
Aspen Pharmacare Holdings Ltd.	7,978	104,289
Bid Corp. Ltd.	6,779	137,729
Bidvest Group Ltd (The)	5,885	80,632
Capitec Bank Holdings Ltd.	1,670	225,471
Clicks Group Ltd.	4,894	95,151
Discovery Ltd.(b)	8,996	92,128
FirstRand Ltd.	103,550	445,851
Gold Fields Ltd.	18,010	250,767
Growthpoint Properties Ltd.	70,928	61,812
Impala Platinum Holdings Ltd.	16,782	320,106
Kumba Iron Ore Ltd.	1,328	52,494
MTN Group Ltd.(b)	34,791	434,280
MultiChoice Group	7,832	64,189
Naspers Ltd., Class N	4,477	563,791
Nedbank Group Ltd.	9,552	135,792
NEPI Rockcastle PLC	8,994	57,482
Northam Platinum Holdings Ltd.(b)	7,026	113,444
Old Mutual Ltd.	97,713	80,070
Remgro Ltd.	10,998	99,943
Sanlam Ltd.	38,711	163,133
Shoprite Holdings Ltd.	10,455	155,950
SPAR Group Ltd. (The)	4,064	43,367
Standard Bank Group Ltd.	27,155	287,735
Vodacom Group Ltd.	13,342	128,429
Woolworths Holdings Ltd.	20,738	68,284

		4,600,685

South Korea — 7.5%
Amorepacific Corp.	665	102,650
AMOREPACIFIC Group	542	22,144
BGF retail Co. Ltd.	157	22,242
Celltrion Healthcare Co. Ltd.	1,799	95,685
CJ CheilJedang Corp.	167	52,898
CJ Corp.	323	22,754
CJ Logistics Corp.(b)	184	19,077
Coway Co. Ltd.	1,154	69,308
Doosan Bobcat Inc.	1,027	32,961
GS Engineering & Construction Corp.	1,296	46,577
GS Holdings Corp.	980	32,770
Hankook Tire & Technology Co. Ltd.	1,567	46,169
Hanon Systems	3,966	38,408
Hanwha Solutions Corp.(b)	2,459	69,908
Hyundai Engineering & Construction Co. Ltd.	1,658	60,405
Hyundai Glovis Co. Ltd.	391	57,679
Hyundai Heavy Industries Holdings Co. Ltd.	957	41,208
Kakao Corp.	6,424	508,760
KB Financial Group Inc.	8,111	400,152

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.(b)	3,516	$86,623
LG Chem Ltd.	947	449,393
LG Corp.	1,809	113,696
LG Display Co. Ltd.	4,836	76,053
LG Electronics Inc.	2,202	229,881
LG Household & Health Care Ltd.	195	154,722
Lotte Chemical Corp.	366	67,454
NAVER Corp.	2,537	676,002
POSCO Chemical Co. Ltd.	626	59,964
Samsung Electro-Mechanics Co. Ltd.	1,164	162,737
Samsung Engineering Co. Ltd.(b)	3,133	61,203
Samsung Fire & Marine Insurance Co. Ltd.	635	100,978
Samsung SDI Co. Ltd.	1,123	517,523
Samsung SDS Co. Ltd.	704	82,648
Shinhan Financial Group Co. Ltd.	8,895	289,405
SK Biopharmaceuticals Co. Ltd.(b)	554	39,323
SK Inc.	846	161,594
SK Innovation Co. Ltd.(b)	1,033	174,387
SK Telecom Co. Ltd.	552	25,189
SKC Co. Ltd.	421	48,960
Yuhan Corp.	1,039	50,483

		5,369,973

Taiwan — 17.2%
Acer Inc.	58,000	60,194
ASE Technology Holding Co. Ltd.	67,000	242,159
AU Optronics Corp.	165,000	123,532
Cathay Financial Holding Co. Ltd.	163,000	366,528
Chailease Holding Co. Ltd.	26,502	240,519
Cheng Shin Rubber Industry Co. Ltd.	35,000	44,775
China Steel Corp.	244,000	317,286
Chunghwa Telecom Co. Ltd.	79,000	351,125
Compal Electronics Inc.	84,000	76,525
CTBC Financial Holding Co. Ltd.	382,000	373,396
Delta Electronics Inc.	40,000	356,484
E.Sun Financial Holding Co Ltd.	248,140	262,297
Eclat Textile Co. Ltd.	4,000	82,913
Evergreen Marine Corp. Taiwan Ltd.	52,000	273,169
Far Eastern New Century Corp.	59,000	62,543
Far EasTone Telecommunications Co. Ltd.	32,000	79,147
Feng TAY Enterprise Co. Ltd.	9,000	67,089
First Financial Holding Co. Ltd.	209,324	192,732
Fubon Financial Holding Co. Ltd.	154,800	417,970
Hiwin Technologies Corp.	5,449	52,025
Hotai Motor Co. Ltd.	6,000	135,849
Hua Nan Financial Holdings Co. Ltd.	178,579	141,601
Innolux Corp.	198,000	120,486
Inventec Corp.	54,000	49,869
Lite-On Technology Corp.	44,000	108,191
MediaTek Inc.	31,000	1,224,991
Mega Financial Holding Co. Ltd.	224,000	301,863
Nan Ya Plastics Corp.	107,000	337,478
Nien Made Enterprise Co. Ltd.	3,000	38,891
Oneness Biotech Co. Ltd.(b)	5,000	44,141
President Chain Store Corp.	12,000	112,134
Ruentex Development Co. Ltd.	24,600	63,518
Shanghai Commercial & Savings Bank Ltd/The	74,000	121,896
SinoPac Financial Holdings Co. Ltd.	203,000	124,654
Taishin Financial Holding Co. Ltd.	215,151	150,783
Taiwan Cement Corp.	108,000	183,343
Taiwan High Speed Rail Corp.	39,000	41,276

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co. Ltd.	35,000	$129,426
Taiwan Semiconductor Manufacturing Co. Ltd.	166,000	3,568,926
Uni-President Enterprises Corp.	99,000	238,183
United Microelectronics Corp.	244,000	459,782
Wan Hai Lines Ltd.	12,400	84,462
Yageo Corp.	9,000	147,661
Yang Ming Marine Transport Corp.(b)	35,000	147,927
Yuanta Financial Holding Co. Ltd.	200,720	179,302

		12,299,041

Thailand — 2.8%
Advanced Info Service PCL, NVDR	24,800	174,575
Airports of Thailand PCL, NVDR(b)	86,900	171,691
Asset World Corp. PCL, NVDR(b)	179,600	26,459
B Grimm Power PCL, NVDR(c)	15,800	16,763
Bangkok Dusit Medical Services PCL, NVDR	192,700	140,105
Berli Jucker PCL, NVDR	24,000	24,678
BTS Group Holdings PCL, NVDR	159,600	46,523
Bumrungrad Hospital PCL, NVDR	9,500	44,767
Central Pattana PCL, NVDR	41,200	70,062
Charoen Pokphand Foods PCL, NVDR	83,400	64,620
CP ALL PCL, NVDR	118,600	247,781
Energy Absolute PCL, NVDR	30,000	87,679
Home Product Center PCL, NVDR	122,800	57,505
Indorama Ventures PCL, NVDR	34,000	47,105
Intouch Holdings PCL, NVDR	22,500	52,320
Land & Houses PCL, NVDR	176,300	51,921
Minor International PCL, NVDR(b)	63,000	59,664
Muangthai Capital PCL, NVDR	14,800	23,441
Osotspa PCL, NVDR	24,200	26,196
PTT Exploration & Production PCL, NVDR	28,800	121,255
PTT Global Chemical PCL, NVDR	45,500	74,150
Siam Cement PCL (The), NVDR	15,800	190,147
Siam Commercial Bank PCL (The), NVDR	18,300	70,716
Sri Trang Gloves Thailand PCL, NVDR	21,000	16,549
Thai Oil PCL, NVDR	22,500	37,404
Thai Union Group PCL, NVDR	64,300	40,144
True Corp. PCL, NVDR	250,900	38,568

		2,022,788

Turkey — 0.2%
KOC Holding AS	16,159	36,941
Turkcell Iletisim Hizmetleri AS	24,976	37,030
Turkiye Garanti Bankasi AS	43,128	34,527
Turkiye Is Bankasi AS, Class C	31,890	18,465
Turkiye Sise ve Cam Fabrikalari AS	27,573	24,664

		151,627

United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	57,776	169,453
Abu Dhabi Islamic Bank PJSC	30,515	73,618
Aldar Properties PJSC	80,168	91,621
Emirates NBD Bank PJSC	52,551	205,003
Emirates Telecommunications Group Co. PJSC	71,323	681,165
First Abu Dhabi Bank PJSC	89,565	504,269

		1,725,129

Total Common Stocks — 98.3% (Cost: $62,402,998)		70,214,902

Security	Shares	Value

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, NVS	100,239	$392,668
Cia. Energetica de Minas Gerais, Preference Shares, NVS	22,751	55,905
Gerdau SA, Preference Shares, NVS	23,800	118,044

		566,617

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,761	183,363

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	9,480	83,796

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	143	32,411
LG Household & Health Care Ltd., Preference Shares, NVS	41	17,970

		50,381

Total Preferred Stocks — 1.2% (Cost: $730,120)		884,157

Rights

Brazil — 0.0%
Americanas SA (Expires 03/03/22)(b)	288	379

Total Rights — 0.0% (Cost: $0)		379

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	30,119	30,125
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	620,000	620,000

		650,125

Total Short-Term Investments — 0.9% (Cost: $650,125)		650,125

Total Investments in Securities — 100.4% (Cost: $63,783,243)		71,749,563

Other Assets, Less Liabilities — (0.4)%		(314,281)

Net Assets — 100.0%		$71,435,282

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,399,372	$—	$(1,367,263	)(a)	$(1,984)	$—	$30,125	30,119	$13,373	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,000	—	(1,710,000	)(a)	—	—	620,000	620,000	125		—

					$(1,984)	$—	$650,125		$13,498		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	4	03/18/22	$235	$(9,061)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,061

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(94,192)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,921)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$631,143

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,855,625	$62,935,281	$423,996	$70,214,902
Preferred Stocks	83,796	800,361	—	884,157
Rights	—	379	—	379
Money Market Funds	650,125	—	—	650,125

	$7,589,546	$63,736,021	$423,996	$71,749,563

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,061)	$—	$—	$(9,061)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	73,952	$2,656,356

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	24,788	2,396,504
Expeditors International of Washington Inc.	32,304	3,338,941
United Parcel Service Inc., Class B	139,045	29,257,849

		34,993,294

Airlines — 0.0%
Delta Air Lines Inc.(a)	30,231	1,206,822

Auto Components — 0.2%
Aptiv PLC(a)	51,585	6,677,162
BorgWarner Inc.	45,364	1,860,378

		8,537,540

Automobiles — 3.8%
Tesla Inc.(a)	162,780	141,688,595

Banks — 2.2%
Citizens Financial Group Inc.	81,273	4,260,331
First Republic Bank/CA	33,703	5,839,382
Huntington Bancshares Inc./OH	275,830	4,280,882
KeyCorp.	177,546	4,451,078
M&T Bank Corp.	24,539	4,471,742
PNC Financial Services Group Inc. (The)	80,595	16,058,554
Regions Financial Corp.	181,775	4,397,137
SVB Financial Group(a)	11,169	6,768,414
Truist Financial Corp.	254,555	15,838,412
U.S. Bancorp.	268,621	15,187,831

		81,553,763

Beverages — 2.6%
Coca-Cola Co. (The)	782,499	48,702,738
Keurig Dr Pepper Inc.	135,198	5,228,106
PepsiCo Inc.	263,662	43,172,016

		97,102,860

Biotechnology — 1.7%
Amgen Inc.	107,411	24,326,443
Biogen Inc.(a)	28,011	5,910,601
BioMarin Pharmaceutical Inc.(a)	35,010	2,734,981
Gilead Sciences Inc.	239,202	14,447,801
Horizon Therapeutics PLC(a)	41,091	3,746,267
Vertex Pharmaceuticals Inc.(a)	48,484	11,152,290

		62,318,383

Building Products — 0.7%
Allegion PLC	17,261	1,976,730
Fortune Brands Home & Security Inc.	26,268	2,282,689
Johnson Controls International PLC	134,311	8,724,843
Lennox International Inc.	6,281	1,676,587
Masco Corp.	46,546	2,608,438
Owens Corning	19,162	1,785,707
Trane Technologies PLC	45,297	6,972,567

		26,027,561

Capital Markets — 5.0%
Ameriprise Financial Inc.	21,337	6,396,619
Bank of New York Mellon Corp. (The)	149,604	7,951,453
BlackRock Inc.(b)	28,969	21,549,749
Carlyle Group Inc. (The)	30,594	1,433,941
Cboe Global Markets Inc.	20,418	2,394,827
Charles Schwab Corp. (The)	276,323	23,338,241

Security	Shares	Value

Capital Markets (continued)
CME Group Inc.	68,534	$16,210,347
FactSet Research Systems Inc.	7,189	2,919,381
Franklin Resources Inc.	57,463	1,708,375
Intercontinental Exchange Inc.	107,437	13,764,828
Invesco Ltd.	65,558	1,392,452
MarketAxess Holdings Inc.	7,251	2,765,749
Moody’s Corp.	31,930	10,282,418
Morgan Stanley	256,636	23,287,151
Nasdaq Inc.	22,322	3,820,410
Northern Trust Corp.	37,517	4,273,186
Raymond James Financial Inc.	35,318	3,872,619
S&P Global Inc.	67,534	25,372,463
State Street Corp.	69,723	5,949,464
T Rowe Price Group Inc.	42,862	6,196,131

		184,879,804

Chemicals — 2.1%
DuPont de Nemours Inc.	98,799	7,644,079
Ecolab Inc.	49,182	8,668,819
International Flavors & Fragrances Inc.	48,540	6,455,820
Linde PLC(a)	97,741	28,661,571
LyondellBasell Industries NV, Class A	50,584	4,918,282
Mosaic Co. (The)	70,635	3,703,393
PPG Industries Inc.	45,271	6,041,415
Sherwin-Williams Co. (The)	47,499	12,498,412

		78,591,791

Commercial Services & Supplies — 0.4%
Copart Inc.(a)	40,707	5,002,076
Waste Management Inc.	79,751	11,516,045

		16,518,121

Communications Equipment — 1.4%
Cisco Systems Inc.	804,268	44,854,026
Motorola Solutions Inc.	32,208	7,099,610

		51,953,636

Consumer Finance — 0.9%
Ally Financial Inc.	69,497	3,467,900
American Express Co.	125,547	24,423,914
Discover Financial Services	55,887	6,898,691

		34,790,505

Containers & Packaging — 0.3%
Amcor PLC	291,321	3,388,063
Ball Corp.	62,141	5,576,533
International Paper Co.	70,811	3,082,403

		12,046,999

Distributors — 0.2%
Genuine Parts Co.	27,297	3,334,602
LKQ Corp.	52,806	2,479,242
Pool Corp.	7,668	3,516,391

		9,330,235

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	69,468	2,268,825

Diversified Telecommunication Services — 1.1%
Verizon Communications Inc.	789,500	42,372,465

Electric Utilities — 0.3%
Edison International	72,446	4,594,525
Eversource Energy	65,561	5,362,890

		9,957,415

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
Eaton Corp. PLC	76,010	$11,727,583
Generac Holdings Inc.(a)	12,031	3,795,420
Rockwell Automation Inc.	22,047	5,877,289

		21,400,292

Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.	33,351	2,253,194
Keysight Technologies Inc.(a)	35,125	5,527,621
Teledyne Technologies Inc.(a)	8,897	3,820,194
Trimble Inc.(a)	47,866	3,338,653
Zebra Technologies Corp., Class A(a)	10,191	4,212,348

		19,152,010

Energy Equipment & Services — 0.4%
Baker Hughes Co.	157,368	4,623,472
Schlumberger NV	267,472	10,495,601

		15,119,073

Entertainment — 2.0%
Activision Blizzard Inc.	148,529	12,105,114
Electronic Arts Inc.	53,930	7,015,754
Take-Two Interactive Software Inc.(a)	21,987	3,561,894
Walt Disney Co. (The)(a)	346,614	51,458,314

		74,141,076

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	86,844	19,702,298
Boston Properties Inc.	28,298	3,461,128
Crown Castle International Corp.	82,418	13,730,015
Equinix Inc.	17,170	12,186,064
Equity Residential	67,937	5,795,026
Healthpeak Properties Inc.	102,797	3,192,875
Host Hotels & Resorts Inc.(a)	136,162	2,487,680
Prologis Inc.	140,984	20,562,516
Welltower Inc.	83,004	6,913,403
Weyerhaeuser Co.	142,838	5,553,542

		93,584,547

Food & Staples Retailing — 0.2%
Kroger Co. (The)	134,716	6,304,709

Food Products — 0.8%
Bunge Ltd.	26,555	2,776,325
Campbell Soup Co.	37,243	1,674,818
Conagra Brands Inc.	91,473	3,198,811
General Mills Inc.	115,707	7,802,123
Hormel Foods Corp.	56,904	2,710,907
JM Smucker Co. (The)	20,759	2,797,275
Kellogg Co.	48,763	3,117,906
McCormick & Co. Inc./MD, NVS	47,550	4,525,333

		28,603,498

Gas Utilities — 0.1%
Atmos Energy Corp.	25,253	2,773,032
UGI Corp.	39,589	1,521,801

		4,294,833

Health Care Equipment & Supplies — 2.0%
ABIOMED Inc.(a)	8,636	2,683,551
Align Technology Inc.(a)(c)	14,285	7,306,206
Baxter International Inc.	95,479	8,112,851
DENTSPLY SIRONA Inc.	41,407	2,241,775
Dexcom Inc.(a)(c)	18,482	7,649,885
Edwards Lifesciences Corp.(a)	119,056	13,378,323
Hologic Inc.(a)	47,944	3,412,174

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories Inc.(a)	16,169	$8,607,567
Insulet Corp.(a)	13,107	3,469,292
Novocure Ltd.(a)(c)	17,818	1,458,581
ResMed Inc.	27,788	6,856,689
STERIS PLC	19,074	4,577,760
Teleflex Inc.	8,933	3,004,257

		72,758,911

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	29,767	4,242,690
Cardinal Health Inc.	53,735	2,902,227
Centene Corp.(a)	111,270	9,193,127
Cigna Corp.	63,201	15,027,934
DaVita Inc.(a)	12,631	1,424,398
HCA Healthcare Inc.	47,448	11,876,709
Humana Inc.	24,511	10,645,618
Laboratory Corp. of America Holdings(a)	18,249	4,950,224
Quest Diagnostics Inc.	23,393	3,070,799

		63,333,726

Health Care Technology — 0.2%
Cerner Corp.	56,106	5,231,885
Teladoc Health Inc.(a)(c)	27,228	2,066,877

		7,298,762

Hotels, Restaurants & Leisure — 2.4%
Booking Holdings Inc.(a)	7,831	17,010,890
Darden Restaurants Inc.	24,633	3,577,204
Domino’s Pizza Inc.	6,939	2,999,105
Hilton Worldwide Holdings Inc.(a)	53,150	7,911,909
McDonald’s Corp.	142,494	34,878,256
Starbucks Corp.	223,908	20,552,515
Vail Resorts Inc.	7,672	1,998,940

		88,928,819

Household Durables — 0.3%
Garmin Ltd.	29,340	3,240,309
Mohawk Industries Inc.(a)	10,979	1,545,624
Newell Brands Inc.	72,488	1,721,590
NVR Inc.(a)	631	3,128,776

		9,636,299

Household Products — 2.6%
Clorox Co. (The)	23,505	3,426,794
Colgate-Palmolive Co.	152,689	11,749,419
Kimberly-Clark Corp.	64,210	8,356,931
Procter & Gamble Co. (The)	461,467	71,938,091

		95,471,235

Industrial Conglomerates — 0.7%
3M Co.	109,653	16,299,919
Roper Technologies Inc.	20,115	9,015,945

		25,315,864

Insurance — 3.4%
Aflac Inc.	119,841	7,321,087
Allstate Corp. (The)	54,667	6,689,054
American International Group Inc.	158,332	9,696,252
Aon PLC, Class A	42,016	12,274,554
Arch Capital Group Ltd.(a)	73,633	3,468,851
Arthur J Gallagher & Co.	39,526	6,252,618
Assurant Inc.	10,866	1,844,069
Chubb Ltd.	82,139	16,726,786
Erie Indemnity Co., Class A, NVS	4,877	853,963
Hartford Financial Services Group Inc. (The)	64,903	4,509,460

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	32,737	$2,207,128
Loews Corp.	41,119	2,522,239
Marsh & McLennan Companies Inc.	96,244	14,957,280
Principal Financial Group Inc.	50,547	3,570,640
Progressive Corp. (The)	111,557	11,817,233
Prudential Financial Inc.	72,082	8,048,676
Travelers Companies Inc. (The)	46,912	8,060,889
Willis Towers Watson PLC	23,762	5,282,293

		126,103,072

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	57,362	154,942,793
Alphabet Inc., Class C, NVS(a)	54,531	147,114,822

		302,057,615

Internet & Direct Marketing Retail — 0.4%
eBay Inc.	119,375	6,516,681
MercadoLibre Inc.(a)(c)	8,660	9,756,789

		16,273,470

IT Services — 5.7%
Accenture PLC, Class A	120,467	38,069,982
Automatic Data Processing Inc.	80,355	16,427,776
International Business Machines Corp.	171,014	20,950,925
Mastercard Inc., Class A	167,332	60,376,732
Okta Inc.(a)	28,149	5,146,763
Visa Inc., Class A	318,406	68,813,905
Western Union Co. (The)	77,868	1,415,640

		211,201,723

Leisure Products — 0.1%
Hasbro Inc.	24,990	2,425,279

Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	57,713	7,523,467
Bio-Techne Corp.	7,493	3,142,639
Illumina Inc.(a)	28,315	9,247,679
Mettler-Toledo International Inc.(a)	4,383	6,174,507
Thermo Fisher Scientific Inc.	75,142	40,877,248
Waters Corp.(a)	11,639	3,686,421
West Pharmaceutical Services Inc.	14,126	5,467,892

		76,119,853

Machinery — 2.4%
Caterpillar Inc.	103,154	19,349,627
Cummins Inc.	27,275	5,567,373
Deere & Co.	56,170	20,222,324
Dover Corp.	27,457	4,306,905
Fortive Corp.	64,683	4,188,224
IDEX Corp.	14,410	2,765,279
Illinois Tool Works Inc.	59,855	12,949,031
PACCAR Inc.	66,204	6,078,189
Pentair PLC	31,462	1,821,965
Snap-on Inc.	10,313	2,167,586
Stanley Black & Decker Inc.	31,089	5,058,180
Xylem Inc./NY	34,387	3,058,724

		87,533,407

Media — 0.3%
Cable One Inc.	1,027	1,471,537
Discovery Inc., Class A(a)(c)	31,969	896,730
Discovery Inc., Class C, NVS(a)	59,323	1,659,264
Interpublic Group of Companies Inc. (The)	75,086	2,763,165
Omnicom Group Inc.	40,710	3,415,162

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.(c)	196,200	$1,208,592

		11,414,450

Metals & Mining — 0.3%
Newmont Corp.	152,065	10,066,703
Steel Dynamics Inc.	37,843	2,670,959

		12,737,662

Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	276,528	1,924,635

Multi-Utilities — 0.4%
Consolidated Edison Inc.	67,457	5,785,787
Sempra Energy	60,895	8,782,277

		14,568,064

Multiline Retail — 0.5%
Target Corp.	91,366	18,252,186

Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy Inc.	45,940	6,105,426
Marathon Petroleum Corp.	117,388	9,141,004
ONEOK Inc.	85,037	5,552,916
Phillips 66	83,556	7,038,757
Valero Energy Corp.	77,962	6,510,607
Williams Companies Inc. (The)	231,698	7,247,513

		41,596,223

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	44,286	13,123,270

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	423,271	29,066,020
Catalent Inc.(a)	32,644	3,330,994
Eli Lilly & Co.	155,053	38,755,497
Jazz Pharmaceuticals PLC(a)	11,722	1,610,837
Johnson & Johnson	502,018	82,617,102
Merck & Co. Inc.	481,680	36,887,055
Zoetis Inc.	90,222	17,471,490

		209,738,995

Professional Services — 0.1%
Robert Half International Inc.	21,436	2,578,536

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	63,818	6,180,773

Road & Rail — 1.5%
AMERCO	1,870	1,080,131
CSX Corp.	422,954	14,342,370
Norfolk Southern Corp.	46,404	11,903,554
Union Pacific Corp.	122,592	30,151,502

		57,477,557

Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials Inc.	172,182	23,106,824
Intel Corp.	775,548	36,993,640
Lam Research Corp.	26,849	15,071,686
NVIDIA Corp.	476,732	116,251,098
Texas Instruments Inc.	176,110	29,936,939

		221,360,187

Software — 14.8%
Adobe Inc.(a)	90,732	42,433,542
ANSYS Inc.(a)	16,638	5,393,873
Autodesk Inc.(a)	41,924	9,232,923
Cadence Design Systems Inc.(a)	52,789	7,993,838

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	23,784	$2,437,860
Intuit Inc.	51,298	24,334,232
Microsoft Corp.	1,360,133	406,394,139
salesforce.com Inc.(a)	186,688	39,303,425
VMware Inc., Class A	40,013	4,694,325
Workday Inc., Class A(a)	36,804	8,429,956

		550,648,113

Specialty Retail — 3.3%
Advance Auto Parts Inc.	11,891	2,431,472
Best Buy Co. Inc.	42,213	4,079,464
Burlington Stores Inc.(a)(c)	12,636	2,854,346
CarMax Inc.(a)(c)	30,825	3,370,097
Home Depot Inc. (The)	199,129	62,890,912
Lowe’s Companies Inc.	128,479	28,401,568
TJX Companies Inc. (The)	229,316	15,157,788
Tractor Supply Co.	21,793	4,441,195

		123,626,842

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	249,436	3,971,021
HP Inc.	219,777	7,551,538

		11,522,559

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(a)	22,574	7,222,326
Nike Inc., Class B	243,669	33,273,002
VF Corp.	63,666	3,693,901

		44,189,229

Trading Companies & Distributors — 0.4%
Fastenal Co.	109,680	5,644,133
United Rentals Inc.(a)	13,805	4,439,964
WW Grainger Inc.	8,351	3,983,928

		14,068,025

Security	Shares	Value

Water Utilities — 0.2%
American Water Works Co. Inc.	34,618	$5,230,434
Essential Utilities Inc.	45,786	2,156,978

		7,387,412

Total Common Stocks — 99.8% (Cost: $2,891,568,572)		3,708,247,761

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(b)(d)(e)	20,129,436	20,133,461
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(d)	6,306,000	6,306,000

		26,439,461

Total Short-Term Investments — 0.7% (Cost: $26,438,904)		26,439,461

Total Investments in Securities — 100.5% (Cost: $2,918,007,476)		3,734,687,222

Other Assets, Less Liabilities — (0.5)%		(18,143,384)

Net Assets — 100.0%		$3,716,543,838

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$10,691,739	$9,444,664	(a)	$—	$(2,790)	$(152)	$20,133,461	20,129,436	$14,005	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,176,000	130,000	(a)	—	—	—	6,306,000	6,306,000	284		—
BlackRock Inc.	28,721,294	2,703,579		(4,103,634)	1,929,928	(7,701,418)	21,549,749	28,969	254,185		—

					$1,927,138	$(7,701,570)	$47,989,210		$268,474		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG MSCI USA Leaders ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	35	03/18/22	$7,644	$(208,479)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$208,479

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$284,190

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(428,853)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,925,471

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,708,247,761	$—	$—	$3,708,247,761

Money Market Funds	26,439,461	—	—	26,439,461

	$3,734,687,222	$—	$—	$3,734,687,222

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(208,479)	$—	$—	$(208,479)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	20,111	$3,823,584
IDP Education Ltd.	10,330	199,778
Vicinity Centres	627,967	817,701

		4,841,063

Austria — 0.2%
Verbund AG	6,291	758,799

Belgium — 4.8%
Elia Group SA/NV	10,501	1,511,756
Etablissements Franz Colruyt NV	58,093	2,323,538
Umicore SA	482,543	19,740,676

		23,575,970

Canada — 5.6%
Ballard Power Systems Inc.(a)	9,632	110,189
Northland Power Inc.	66,576	2,116,775
Saputo Inc.	209,706	5,138,831
West Fraser Timber Co. Ltd.	199,679	19,931,666

		27,297,461

Chile — 1.6%
Empresas CMPC SA	4,616,628	7,627,372

China — 13.0%
3SBio Inc.(a)(b)	357,000	283,733
Anjoy Foods Group Co Ltd., Class A	400	7,847
Beijing Easpring Material Technology Co. Ltd., Class A	19,700	266,365
Beijing Enterprises Water Group Ltd.	5,548,000	2,191,925
BYD Co. Ltd., Class A	17,889	719,349
BYD Co. Ltd., Class H	62,000	1,921,215
CECEP Solar Energy Co. Ltd., Class A	68,400	108,608
China Conch Venture Holdings Ltd.	411,500	1,980,236
China Education Group Holdings Ltd.	247,000	211,611
China Everbright Environment Group Ltd.	8,984,000	6,450,290
China Longyuan Power Group Corp. Ltd., Class H	1,296,000	2,674,412
China Medical System Holdings Ltd.	207,000	368,595
China Mengniu Dairy Co. Ltd.	919,000	5,975,722
China Railway Signal & Communication Corp. Ltd., Class A	341,336	262,634
China Three Gorges Renewables Group Co. Ltd.	171,000	193,014
Chindata Group Holdings Ltd., ADR(a)	13,894	76,278
Contemporary Amperex Technology Co. Ltd., Class A	21,200	1,815,977
CSPC Pharmaceutical Group Ltd.	781,520	926,385
Gotion High-tech Co. Ltd., Class A(a)	19,800	135,867
Guangzhou R&F Properties Co. Ltd., Class H(c)	16,725,200	7,119,919
Hansoh Pharmaceutical Group Co. Ltd.(b)	86,000	183,584
Henan Shuanghui Investment & Development Co. Ltd., Class A	121,400	555,575
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	112,758	759,989
Li Auto Inc., ADR(a)	103,636	3,155,716
LONGi Green Energy Technology Co. Ltd., Class A	106,900	1,330,638
Ming Yang Smart Energy Group Ltd., Class A	98,900	406,679
NIO Inc., ADR(a)	260,358	5,946,577
Riyue Heavy Industry Co. Ltd., Class A	5,500	24,053
Shimao Group Holdings Ltd.(c)	11,999,000	7,200,575
Sungrow Power Supply Co. Ltd., Class A	23,100	447,308
Tingyi Cayman Islands Holding Corp.	944,000	2,087,416
Titan Wind Energy Suzhou Co. Ltd., Class A	28,900	94,613
Venus MedTech Hangzhou Inc., Class H(a)(b)	5,500	15,291
Vinda International Holdings Ltd.	279,000	794,379

Security	Shares	Value

China (continued)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	100	$1,078
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	303,400	724,200
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	287,504	470,408
Xinyi Solar Holdings Ltd.	1,076,000	1,954,410
XPeng Inc., ADR(a)	46,391	1,687,241
Yadea Group Holdings Ltd.(b)	1,114,000	1,652,657

		63,182,369

Denmark — 8.0%
Genmab A/S(a)	1,144	384,494
Novo Nordisk A/S, Class B	84,557	8,750,246
Orsted AS(b)	31,701	4,102,556
Rockwool International A/S, Class B	5,422	1,858,719
Vestas Wind Systems A/S	739,603	23,849,753

		38,945,768

France — 1.4%
Covivio	12,804	1,047,501
Gecina SA	4,211	535,139
Ipsen SA	4,183	486,732
Klepierre SA	61,579	1,760,207
Unibail-Rodamco-Westfield(a)	37,293	2,842,689

		6,672,268

Germany — 2.1%
LEG Immobilien SE	14,386	1,849,899
Vonovia SE	154,045	8,177,174

		10,027,073

Hong Kong — 4.7%
Henderson Land Development Co. Ltd.	225,000	935,446
Link REIT	156,700	1,266,261
MTR Corp. Ltd.	413,500	2,143,378
Sun Hung Kai Properties Ltd.	457,500	5,318,795
Swire Properties Ltd.	251,800	654,810
WH Group Ltd.(b)	17,968,000	12,548,413

		22,867,103

India — 0.5%
Adani Green Energy Ltd.(a)	7,711	189,745
Colgate-Palmolive India Ltd.	17,343	334,571
Godrej Consumer Products Ltd.(a)	20,607	210,746
Hindustan Unilever Ltd.	45,709	1,321,827
Marico Ltd.	45,214	309,539
Nestle India Ltd.	1,365	320,577

		2,687,005

Indonesia — 0.1%
Unilever Indonesia Tbk PT	1,223,600	314,864

Japan — 14.4%
Asahi Intecc Co. Ltd.	10,000	215,933
Central Japan Railway Co.	49,600	6,701,764
Chugai Pharmaceutical Co. Ltd.	34,000	1,127,903
Daiichi Sankyo Co. Ltd.	131,400	3,205,557
Daiwa House Industry Co. Ltd.	666,100	18,890,776
East Japan Railway Co.	241,400	14,341,270
Eisai Co. Ltd.	34,800	1,726,594
Japan Metropolitan Fund Invest	1,043	844,145
Japan Real Estate Investment Corp.	110	587,593
Kyowa Kirin Co. Ltd.	17,100	437,605
Nippon Building Fund Inc.	120	687,638
Nippon Prologis REIT Inc.	194	570,370

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group Inc.	170,500	$2,420,083
Nissin Foods Holdings Co. Ltd.	26,700	2,133,254
Nomura Real Estate Master Fund Inc.	479	631,686
Ono Pharmaceutical Co. Ltd.	37,100	913,402
Orix JREIT Inc.	343	479,863
Shionogi & Co. Ltd.	15,700	1,043,930
Sysmex Corp.	9,700	776,490
Terumo Corp.	51,000	1,656,397
TOTO Ltd.	113,100	4,761,146
Toyo Suisan Kaisha Ltd.	61,500	2,585,268
Unicharm Corp.	95,500	3,599,792

		70,338,459

Malaysia — 0.1%
PPB Group Bhd	56,900	243,131
QL Resources Bhd	392,000	462,165

		705,296

Mexico — 0.5%
Gruma SAB de CV, Class B	91,640	1,242,851
Kimberly-Clark de Mexico SAB de CV, Class A	794,900	1,115,445

		2,358,296

Netherlands — 0.3%
JDE Peet’s NV	51,078	1,676,852

Norway — 0.5%
Mowi ASA	95,523	2,459,603

Saudi Arabia — 0.1%
Almarai Co. JSC	37,656	504,869

Singapore — 0.5%
CapitaLand Integrated Commercial Trust	703,140	1,100,425
City Developments Ltd.	173,000	915,431
Mapletree Commercial Trust	235,800	316,214

		2,332,070

Spain — 0.2%
EDP Renovaveis SA	37,802	918,860

Sweden — 2.5%
Essity AB, Class B	299,483	7,707,472
Svenska Cellulosa AB SCA, Class B	275,645	4,497,296

		12,204,768

Switzerland — 4.6%
Geberit AG, Registered	5,093	3,331,724
Novartis AG, Registered	220,148	19,285,454

		22,617,178

Taiwan — 1.7%
Taiwan High Speed Rail Corp.	731,000	773,670
Uni-President Enterprises Corp.	3,212,000	7,727,726

		8,501,396

Thailand — 0.2%
BTS Group Holdings PCL, NVDR	2,964,700	864,211

United Kingdom — 6.9%
Berkeley Group Holdings PLC	47,207	2,455,062
Johnson Matthey PLC	788,219	19,807,551
Land Securities Group PLC	76,305	808,582
Pearson PLC	937,834	8,113,108
United Utilities Group PLC	153,485	2,202,917

		33,387,220

Security	Shares	Value

United States — 24.5%
ABIOMED Inc.(a)	2,099	$652,243
Alexandria Real Estate Equities Inc.	10,875	2,059,725
Alnylam Pharmaceuticals Inc.(a)	2,688	424,301
Amgen Inc.	50,794	11,503,825
Baxter International Inc.	51,347	4,362,955
BioMarin Pharmaceutical Inc.(a)	12,201	953,142
Boston Properties Inc.	21,005	2,569,122
Citrix Systems Inc.	37,519	3,845,697
Colgate-Palmolive Co.	92,821	7,142,576
Dexcom Inc.(a)	3,643	1,507,874
Digital Realty Trust Inc.	60,410	8,150,517
Edwards Lifesciences Corp.(a)	23,626	2,654,854
Eli Lilly & Co.	45,635	11,406,468
Enphase Energy Inc.(a)	12,357	2,059,912
Healthpeak Properties Inc.	37,160	1,154,190
Horizon Therapeutics PLC(a)	15,707	1,432,007
Hormel Foods Corp.	113,043	5,385,369
Incyte Corp.(a)	23,534	1,607,372
Insulet Corp.(a)	2,857	756,219
Jazz Pharmaceuticals PLC(a)	13,468	1,850,773
Kimberly-Clark Corp.	138,362	18,007,814
Regeneron Pharmaceuticals Inc.(a)	13,525	8,363,319
Seagen Inc.(a)	6,850	882,759
SolarEdge Technologies Inc.(a)	8,250	2,635,215
Sun Communities Inc.	12,485	2,259,785
Sunrun Inc.(a)	94,025	2,565,002
Vertex Pharmaceuticals Inc.(a)	19,647	4,519,203
VMware Inc., Class A	35,146	4,123,329
Xylem Inc./NY	51,361	4,568,561

		119,404,128

Total Common Stocks — 100.0% (Cost: $492,235,630)		487,070,321

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	9,520,241	9,522,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	740,000	740,000

		10,262,145

Total Short-Term Investments — 2.1% (Cost: $10,262,617)		10,262,145

Total Investments in Securities — 102.1% (Cost: $502,498,247)		497,332,466

Other Assets, Less Liabilities — (2.1)%		(10,146,054)

Net Assets — 100.0%		$487,186,412

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Sustainable Development Goals ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,422,442	$—	$(12,898,727	)(a)	$(1,098)	$(472)	$9,522,145	9,520,241	$744,477	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	—	(330,000	)(a)	—	—	740,000	740,000	48		—

					$(1,098)	$(472)	$10,262,145		$744,525		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	9	03/18/22	$972	$(41,873)
MSCI Emerging Markets Index	5	03/18/22	294	(2,234)
S&P 500 E-Mini Index	2	03/18/22	437	(15,781)

				$(59,888)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$59,888

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(31,695)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(76,525)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$2,434,318

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Sustainable Development Goals ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$170,005,747	$317,064,574	$—	$487,070,321
Money Market Funds	10,262,145	—	—	10,262,145

	$180,267,892	$317,064,574	$—	$497,332,466

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(59,888)	$—	$—	$(59,888)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® Paris-Aligned Climate MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

United States — 99.9%
A O Smith Corp.	3,880	$266,090
AbbVie Inc.	27,720	4,096,184
ABIOMED Inc.(a)	1,183	367,605
Accenture PLC, Class A	13,923	4,399,946
Activision Blizzard Inc.	2,772	225,918
Adobe Inc.(a)	15,969	7,468,382
Advanced Micro Devices Inc.(a)	26,081	3,216,831
Aflac Inc.	42,521	2,597,608
AGNC Investment Corp.	44,604	575,838
Albemarle Corp.	1,825	357,499
Align Technology Inc.(a)	1,008	515,552
Alleghany Corp.(a)	1,677	1,110,040
Allstate Corp. (The)	6,660	814,918
Alnylam Pharmaceuticals Inc.(a)	3,168	500,069
Alphabet Inc., Class A(a)	2,128	5,748,026
Alphabet Inc., Class C, NVS(a)	5,453	14,711,212
Amazon.com Inc.(a)	7,190	22,082,359
AMERCO	1,722	994,644
American Express Co.	11,394	2,216,589
American Financial Group Inc./OH	11,660	1,578,647
American Tower Corp.	8,972	2,035,478
Ameriprise Financial Inc.	712	213,450
Amgen Inc.	5,618	1,272,365
Amphenol Corp., Class A	8,693	660,755
Analog Devices Inc.	23,305	3,735,558
Annaly Capital Management Inc.	62,748	436,726
ANSYS Inc.(a)	1,313	425,661
Anthem Inc.	4,444	2,008,021
Aon PLC, Class A	4,175	1,219,684
Apple Inc.	291,911	48,200,344
Applied Materials Inc.	6,743	904,911
Arch Capital Group Ltd.(a)	20,916	985,353
Arthur J Gallagher & Co.	1,582	250,257
Assurant Inc.	3,780	641,504
Autodesk Inc.(a)	3,528	776,971
Automatic Data Processing Inc.	9,481	1,938,296
AvalonBay Communities Inc.	17,267	4,119,734
Avantor Inc.(a)	2,772	96,161
Bank of America Corp.	26,208	1,158,394
Bank of New York Mellon Corp. (The)	23,568	1,252,639
Baxter International Inc.	1,008	85,650
Becton Dickinson and Co.	3,651	990,443
Biogen Inc.(a)	2,801	591,039
BioMarin Pharmaceutical Inc.(a)	6,426	501,999
Bio-Rad Laboratories Inc., Class A(a)	871	545,211
Bio-Techne Corp.	436	182,863
BlackRock Inc.(b)	4,035	3,001,596
Blackstone Inc., NVS	11,950	1,523,266
Block Inc.(a)	4,143	528,233
Booking Holdings Inc.(a)	440	955,790
Booz Allen Hamilton Holding Corp.	2,772	223,673
Boston Properties Inc.	35,083	4,291,002
Boston Scientific Corp.(a)	28,980	1,280,047
Bristol-Myers Squibb Co.	41,227	2,831,058
Broadcom Inc.	1,655	972,213
Broadridge Financial Solutions Inc.	3,211	469,480
Brown & Brown Inc.	15,624	1,056,339
Brown-Forman Corp., Class B, NVS	10,080	657,518

Security	Shares	Value

United States (continued)
Burlington Stores Inc.(a)	1,913	$432,128
Cable One Inc.	112	160,479
Caesars Entertainment Inc.(a)	3,024	254,591
Carvana Co.(a)	549	82,608
Catalent Inc.(a)	5,356	546,526
Cboe Global Markets Inc.	4,284	502,470
CBRE Group Inc., Class A(a)	16,632	1,610,809
CDW Corp./DE	7,871	1,357,433
Cerner Corp.	9,081	846,803
Charles Schwab Corp. (The)	41,456	3,501,374
Charter Communications Inc., Class A(a)	2,665	1,603,744
Chipotle Mexican Grill Inc.(a)	347	528,602
Chubb Ltd.	11,124	2,265,291
Church & Dwight Co. Inc.	4,788	468,506
Cincinnati Financial Corp.	7,657	940,203
Cintas Corp.	1,807	678,203
Cisco Systems Inc.	92,520	5,159,840
Citrix Systems Inc.	28,980	2,970,450
Clorox Co. (The)	1,008	146,956
CME Group Inc.	8,091	1,913,764
Coca-Cola Co. (The)	66,528	4,140,703
Cognex Corp.	4,032	272,402
Cognizant Technology Solutions Corp., Class A	13,011	1,120,637
Colgate-Palmolive Co.	16,712	1,285,988
Comcast Corp., Class A	43,562	2,036,959
Cooper Companies Inc. (The)	2,016	824,584
Copart Inc.(a)	5,167	634,921
Corning Inc.	264,294	10,677,478
CoStar Group Inc.(a)	8,820	538,108
Crown Castle International Corp.	11,698	1,948,770
Deere & Co.	380	136,808
Dexcom Inc.(a)	1,858	769,045
Digital Realty Trust Inc.	21,531	2,904,963
Discover Financial Services	5,544	684,351
DocuSign Inc.(a)	756	89,533
Dollar General Corp.	5,496	1,090,077
DR Horton Inc.	3,102	264,911
Duke Realty Corp.	44,856	2,377,368
Eaton Corp. PLC	17,978	2,773,826
eBay Inc.	22,093	1,206,057
Ecolab Inc.	58,970	10,394,052
Edwards Lifesciences Corp.(a)	51,832	5,824,362
Elanco Animal Health Inc.(a)	20,412	579,905
Eli Lilly & Co.	19,492	4,872,025
Enphase Energy Inc.(a)	29,736	4,956,991
Equifax Inc.	3,024	660,260
Equinix Inc.	5,094	3,615,365
Equitable Holdings Inc.	10,332	337,443
Equity Residential	11,996	1,023,259
Erie Indemnity Co., Class A, NVS	1,764	308,876
Estee Lauder Companies Inc. (The), Class A	1,826	541,099
Etsy Inc.(a)	5,796	897,742
Exact Sciences Corp.(a)	3,276	255,725
Extra Space Storage Inc.	4,689	882,235
FactSet Research Systems Inc.	1,655	672,079
Fastenal Co.	24,192	1,244,920
Fidelity National Information Services Inc.	4,655	443,296
First Republic Bank/CA	9,661	1,673,865
Fiserv Inc.(a)	12,440	1,215,015
FleetCor Technologies Inc.(a)	2,165	507,043

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Paris-Aligned Climate MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ford Motor Co.	85,680	$1,504,541
Fortinet Inc.(a)	2,312	796,530
Fortive Corp.	14,004	906,759
Fortune Brands Home & Security Inc.	3,528	306,583
Fox Corp., Class A, NVS	5,040	210,823
Fox Corp., Class B	8,064	308,529
Garmin Ltd.	9,712	1,072,593
Gartner Inc.(a)	364	102,073
Generac Holdings Inc.(a)	2,369	747,348
General Electric Co.	58,159	5,554,766
Global Payments Inc.	4,788	638,623
Globe Life Inc.	3,690	372,542
GoDaddy Inc., Class A(a)	4,634	386,522
Hartford Financial Services Group Inc. (The)	12,852	892,957
Hasbro Inc.	4,400	427,020
Healthpeak Properties Inc.	24,641	765,349
HEICO Corp.	3,123	460,674
HEICO Corp., Class A	1,846	226,910
Hershey Co. (The)	2,268	458,726
Hilton Worldwide Holdings Inc.(a)	1,809	269,288
Hologic Inc.(a)	8,478	603,379
Home Depot Inc. (The)	18,247	5,762,950
Horizon Therapeutics PLC(a)	1,075	98,008
Humana Inc.	2,583	1,121,849
IAC/InterActiveCorp.(a)	1,512	173,517
IDEX Corp.	4,414	847,047
IDEXX Laboratories Inc.(a)	2,252	1,198,852
Illinois Tool Works Inc.	9,420	2,037,923
Illumina Inc.(a)	4,133	1,349,838
Ingersoll Rand Inc.	10,332	521,973
Insulet Corp.(a)	1,359	359,714
Intel Corp.	93,892	4,478,648
Intercontinental Exchange Inc.	14,163	1,814,564
International Business Machines Corp.	16,128	1,975,841
International Flavors & Fragrances Inc.	756	100,548
Intuit Inc.	15,583	7,392,108
Intuitive Surgical Inc.(a)	5,588	1,622,364
Invesco Ltd.	37,044	786,815
Jack Henry & Associates Inc.	547	96,710
Jazz Pharmaceuticals PLC(a)	4,134	568,094
Johnson & Johnson	38,477	6,332,160
JPMorgan Chase & Co.	48,828	6,923,810
Juniper Networks Inc.	71,586	2,418,891
Keurig Dr Pepper Inc.	18,648	721,118
KeyCorp.	33,768	846,564
Keysight Technologies Inc.(a)	7,266	1,143,450
KKR & Co. Inc.	8,820	530,258
KLA Corp.	2,405	838,143
L3Harris Technologies Inc.	4,032	1,017,314
Laboratory Corp. of America Holdings(a)	630	170,894
Liberty Broadband Corp., Class C, NVS(a)	15,248	2,236,882
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	6,552	397,903
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	15,502	780,061
Live Nation Entertainment Inc.(a)	4,721	570,391
Lowe’s Companies Inc.	12,822	2,834,431
Lululemon Athletica Inc.(a)	5,869	1,877,728
Lyft Inc., Class A(a)	2,520	98,129
M&T Bank Corp.	3,683	671,153
Markel Corp.(a)	783	973,199
MarketAxess Holdings Inc.	1,295	493,952

Security	Shares	Value

United States (continued)
Marriott International Inc./MD, Class A(a)	1,376	$234,113
Marsh & McLennan Companies Inc.	11,885	1,847,048
Marvell Technology Inc.	32,385	2,212,867
Masco Corp.	5,292	296,564
Masimo Corp.(a)	897	141,233
Mastercard Inc., Class A	13,007	4,693,186
Match Group Inc.(a)	4,969	553,994
McDonald’s Corp.	29,560	7,235,401
Medical Properties Trust Inc.	54,432	1,107,147
Medtronic PLC	28,224	2,963,238
MercadoLibre Inc.(a)	1,000	1,126,650
Merck & Co. Inc.	54,267	4,155,767
Meta Platforms Inc., Class A(a)	40,526	8,552,202
MetLife Inc.	15,624	1,055,401
Mettler-Toledo International Inc.(a)	295	415,578
Microsoft Corp.	130,385	38,957,734
Moderna Inc.(a)	4,731	726,682
Molina Healthcare Inc.(a)	332	101,881
MongoDB Inc.(a)	267	101,991
Monster Beverage Corp.(a)	6,188	522,267
Moody’s Corp.	8,105	2,610,053
Motorola Solutions Inc.	8,490	1,871,451
Nasdaq Inc.	4,195	717,974
Netflix Inc.(a)	7,733	3,050,823
Neurocrine Biosciences Inc.(a)	2,520	226,472
NextEra Energy Inc.	28,728	2,248,541
Nike Inc., Class B	7,560	1,032,318
Northern Trust Corp.	7,243	824,978
Novavax Inc.(a)	399	33,265
Novocure Ltd.(a)	1,376	112,639
NVIDIA Corp.	49,304	12,022,780
NVR Inc.(a)	149	738,808
Okta Inc.(a)	1,330	243,177
Old Dominion Freight Line Inc.	3,757	1,179,811
Oracle Corp.	32,004	2,431,344
Palo Alto Networks Inc.(a)	1,780	1,057,765
Paramount Global, Class B, NVS	8,568	262,266
Paychex Inc.	13,860	1,650,172
Paycom Software Inc.(a)	252	85,481
PayPal Holdings Inc.(a)	18,508	2,071,600
Peloton Interactive Inc., Class A(a)	1,573	45,711
Pentair PLC	18,033	1,044,291
PerkinElmer Inc.	9,359	1,680,970
Pfizer Inc.	28,633	1,344,033
Pinterest Inc., Class A(a)	5,544	148,302
Plug Power Inc.(a)	51,156	1,293,735
PNC Financial Services Group Inc. (The)	4,745	945,441
Pool Corp.	326	149,497
PPG Industries Inc.	430	57,384
Progressive Corp. (The)	11,750	1,244,677
Prologis Inc.	36,160	5,273,936
Public Storage	6,255	2,220,650
QUALCOMM Inc.	22,748	3,912,429
Quest Diagnostics Inc.	1,512	198,480
Raymond James Financial Inc.	1,064	116,668
Realty Income Corp.	35,661	2,356,835
Regency Centers Corp.	11,844	780,401
Regeneron Pharmaceuticals Inc.(a)	2,016	1,246,614
ResMed Inc.	4,739	1,169,348
RingCentral Inc., Class A(a)	2,943	385,062

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Paris-Aligned Climate MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Robert Half International Inc.	2,904	$349,322
Rockwell Automation Inc.	4,536	1,209,207
Roku Inc.(a)	692	96,555
Rollins Inc.	12,096	394,692
Roper Technologies Inc.	2,283	1,023,286
Ross Stores Inc.	8,316	759,999
S&P Global Inc.	12,445	4,675,611
salesforce.com Inc.(a)	17,079	3,595,642
SBA Communications Corp.	2,268	688,089
Seagen Inc.(a)	1,512	194,851
SEI Investments Co.	11,088	649,535
ServiceNow Inc.(a)	9,576	5,553,314
Sherwin-Williams Co. (The)	41,328	10,874,637
Simon Property Group Inc.	7,056	970,623
Sirius XM Holdings Inc.(c)	83,412	513,818
Skyworks Solutions Inc.	2,361	326,219
Snap Inc., Class A, NVS(a)	12,852	513,309
Snowflake Inc., Class A(a)	252	66,946
SolarEdge Technologies Inc.(a)	17,027	5,438,764
Splunk Inc.(a)	3,465	409,217
SS&C Technologies Holdings Inc.	870	65,224
Stanley Black & Decker Inc.	2,720	442,544
Starbucks Corp.	24,123	2,214,250
Stryker Corp.	7,150	1,882,952
Sun Communities Inc.	651	117,831
Sunrun Inc.(a)	56,952	1,553,651
SVB Financial Group(a)	3,110	1,884,660
Synopsys Inc.(a)	1,390	434,222
T Rowe Price Group Inc.	7,105	1,027,099
Take-Two Interactive Software Inc.(a)	1,092	176,904
TE Connectivity Ltd.	2,520	358,924
Teladoc Health Inc.(a)	1,512	114,776
Teledyne Technologies Inc.(a)	3,335	1,431,982
Teleflex Inc.	1,512	508,501
Tesla Inc.(a)	19,198	16,710,515
Texas Instruments Inc.	25,649	4,360,074
Thermo Fisher Scientific Inc.	7,994	4,348,736
TJX Companies Inc. (The)	27,468	1,815,635
T-Mobile U.S. Inc.(a)	3,830	471,894
Trade Desk Inc. (The), Class A(a)	5,126	437,350
Tradeweb Markets Inc., Class A	1,158	97,828
TransDigm Group Inc.(a)	1,502	1,001,218
Trimble Inc.(a)	15,372	1,072,197
Truist Financial Corp.	15,624	972,125
Twilio Inc., Class A(a)	2,176	380,365
Twitter Inc.(a)	17,136	609,185
Tyler Technologies Inc.(a)	591	253,102
U.S. Bancorp.	27,596	1,560,278
Uber Technologies Inc.(a)	22,428	808,081
Ulta Beauty Inc.(a)	1,512	566,244
UnitedHealth Group Inc.	14,749	7,018,607
Vail Resorts Inc.	231	60,187
Veeva Systems Inc., Class A(a)	2,668	611,105

Security	Shares	Value

United States (continued)
Ventas Inc.	10,332	$557,928
VeriSign Inc.(a)	3,780	807,862
Verisk Analytics Inc.	4,222	748,729
Verizon Communications Inc.	23,688	1,271,335
Vertex Pharmaceuticals Inc.(a)	4,639	1,067,063
VF Corp.	7,411	429,986
Visa Inc., Class A	32,461	7,015,471
Vornado Realty Trust	51,553	2,231,214
Walt Disney Co. (The)(a)	31,861	4,730,084
Wayfair Inc., Class A(a)	1,260	177,496
Welltower Inc.	12,852	1,070,443
West Pharmaceutical Services Inc.	252	97,544
Westinghouse Air Brake Technologies Corp.	1,260	116,953
Willis Towers Watson PLC	3,596	799,391
Workday Inc., Class A(a)	2,304	527,731
WP Carey Inc.	3,528	273,067
WW Grainger Inc.	542	258,567
Wynn Resorts Ltd.(a)	1,764	152,621
Xylem Inc./NY	58,689	5,220,387
Yum! Brands Inc.	10,332	1,266,497
Zebra Technologies Corp., Class A(a)	797	329,432
Zillow Group Inc., Class A(a)	1,292	73,993
Zillow Group Inc., Class C, NVS(a)	1,512	86,970
Zimmer Biomet Holdings Inc.	5,292	673,089
Zoetis Inc.	12,497	2,420,044
Zoom Video Communications Inc., Class A(a)	4,032	534,643

		614,411,342

Total Common Stocks — 99.9% (Cost: $628,416,304)		614,411,342

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(b)(d)(e)	2,963	2,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(d)	640,000	640,000

		642,964

Total Short-Term Investments — 0.1% (Cost: $642,964)		642,964

Total Investments in Securities — 100.0% (Cost: $629,059,268)		615,054,306

Other Assets, Less Liabilities — 0.0%		288,749

Net Assets — 100.0%		$615,343,055

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Paris-Aligned Climate MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/08/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$2,964	(b)	$—	$—	$—	$2,964	2,963	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		640,000	(b)	—	—	—	640,000	640,000	25	—
BlackRock Inc.	—		3,159,001		—	—	(157,405)	3,001,596	4,035	—	—

						$—	$(157,405)	$3,644,560		$25	$—

(a)	The Fund commenced operations on February 08, 2022.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$614,411,342	$—	$—	$614,411,342
Money Market Funds	642,964	—	—	642,964

	$615,054,306	$—	$—	$615,054,306

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares ESG Aware MSCI EAFE ETF	iShares ESG Aware MSCI USA ETF	iShares ESG Aware MSCI USA Small-Cap ETF	iShares ESG MSCI EM Leaders ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,258,045,952	$23,472,898,825	$1,528,933,022	$71,099,438
Affiliated(c)	9,104,808	328,594,450	40,602,176	650,125
Cash	6,898	3,171,970	76,539	49,070
Foreign currency, at value(d)	17,545,491	—	—	119,598
Cash pledged:
Futures contracts	—	7,920,000	164,000	41,000
Foreign currency collateral pledged:
Futures contracts(e)	3,462,889	—	—	—
Receivables:
Investments sold	433,152,156	1,155,181,332	77,427,203	630,259
Securities lending income — Affiliated	2,940	19,508	46,372	214
Variation margin on futures contracts	—	—	4,270	—
Capital shares sold	—	96,128	—	—
Dividends	10,521,492	29,892,800	905,281	262,503
Tax reclaims	7,026,722	—	—	32,881

Total assets	7,738,869,348	24,997,775,013	1,648,158,863	72,885,088

LIABILITIES
Collateral on securities loaned, at value	7,516,056	96,814,745	36,842,187	36,608
Deferred foreign capital gain tax	—	—	—	71,064
Payables:
Investments purchased	429,586,151	1,205,137,085	79,551,883	1,319,498
Variation margin on futures contracts	30,555	380,005	—	13,388
Investment advisory fees	1,150,829	2,785,044	196,094	9,248
Professional fees	1,692	—	—	—

Total liabilities	438,285,283	1,305,116,879	116,590,164	1,449,806

NET ASSETS	$7,300,584,065	$23,692,658,134	$1,531,568,699	$71,435,282

NET ASSETS CONSIST OF:
Paid-in capital	$6,889,844,663	$20,721,821,308	$1,461,674,748	$929,360

Accumulated earnings	410,739,402	2,970,836,826	69,893,951	70,505,922

NET ASSETS	$7,300,584,065	$23,692,658,134	$1,531,568,699	$71,435,282

Shares outstanding	98,900,000	241,200,000	40,700,000	1,300,000

Net asset value	$73.82	$98.23	$37.63	$54.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$7,382,427	$86,574,727	$36,035,142	$35,903
(b) Investments, at cost — Unaffiliated	$6,616,753,241	$20,879,091,272	$1,431,029,945	$63,133,118
(c) Investments, at cost — Affiliated	$9,105,127	$324,752,483	$40,601,891	$650,125
(d) Foreign currency, at cost	$17,634,788	$—	$—	$120,147
(e) Foreign currency collateral pledged, at cost	$3,499,406	$—	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares ESG MSCI USA Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF	iShares Paris-Aligned Climate MSCI USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,686,698,012	$487,070,321	$611,409,746
Affiliated(c)	47,989,210	10,262,145	3,644,560
Cash	2,344	314,454	105
Foreign currency, at value(d)	—	1,409,534	—
Cash pledged:
Futures contracts	502,000	75,000	—
Receivables:
Investments sold	13,054,441	59,577,684	—
Securities lending income — Affiliated	3,109	44,695	—
Capital shares sold	—	—	2
Dividends	4,949,573	377,412	310,048
Tax reclaims	—	78,700	—

Total assets	3,753,198,689	559,209,945	615,364,461

LIABILITIES
Collateral on securities loaned, at value	20,139,337	9,524,152	2,964
Payables:
Investments purchased	16,200,991	61,574,883	—
Variation margin on futures contracts	26,823	23,695	—
Bank borrowings	—	24	—
Capital shares redeemed	—	712,732	—
Investment advisory fees	287,700	188,047	18,442

Total liabilities	36,654,851	72,023,533	21,406

NET ASSETS	$3,716,543,838	$487,186,412	$615,343,055

NET ASSETS CONSIST OF:
Paid-in capital	$2,665,759,327	$511,851,205	$629,111,773
Accumulated earnings (loss)	1,050,784,511	(24,664,793)	(13,768,718)

NET ASSETS	$3,716,543,838	$487,186,412	$615,343,055

Shares outstanding	48,600,000	5,600,000	12,600,000

Net asset value	$76.47	$87.00	$48.84

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$20,048,450	$9,009,705	$2,809
(b) Investments, at cost — Unaffiliated	$2,873,973,101	$492,235,630	$625,257,303
(c) Investments, at cost — Affiliated	$44,034,375	$10,262,617	$3,801,965
(d) Foreign currency, at cost	$—	$1,413,082	$—

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares ESG Aware MSCI EAFE ETF	iShares ESG Aware MSCI USA ETF	iShares ESG Aware MSCI USA Small-Cap ETF	iShares ESG MSCI EM Leaders ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$63,946,910	$163,981,228	$7,077,411	$5,025,720
Dividends — Affiliated	1,756	1,186,068	3,803	1,052
Securities lending income — Affiliated — net	108,185	112,970	127,046	12,446
Foreign taxes withheld	(7,014,453)	(38,646)	(2,824)	(643,241)
Foreign withholding tax claims	17,734	—	—	—
Other foreign taxes	—	—	—	(14,271)

Total investment income	57,060,132	165,241,620	7,205,436	4,381,706

EXPENSES
Investment advisory fees	7,176,726	17,751,892	1,087,565	456,872
Commitment fees	—	—	—	2,762
Professional fees	1,991	217	217	—
Interest expense	—	—	—	173

Total expenses	7,178,717	17,752,109	1,087,782	459,807

Net investment income	49,881,415	147,489,511	6,117,654	3,921,899

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(95,971,547)	(274,124,482)	(32,567,712)	59,143,293
Investments — Affiliated	(5,864)	(34,663)	(8,355)	(1,984)
In-kind redemptions — Unaffiliated	—	820,125,166	24,575,336	14,435,940
In-kind redemptions — Affiliated	—	2,991,663	—	—
Futures contracts	1,286,813	1,588,992	(167,459)	(94,192)
Foreign currency transactions	(1,501,061)	—	—	201,268
Payments by affiliate	—	—	—	664,427

Net realized gain (loss)	(96,191,659)	550,546,676	(8,168,190)	74,348,752

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(522,522,333)	(1,865,485,118)	(83,686,582)	(151,632,155)
Investments — Affiliated	(319)	(33,436,919)	(4,044)	—
Futures contracts	(1,767,449)	(8,106,665)	(74,684)	(28,921)
Foreign currency translations	58,709	—	—	(25,550)

Net change in unrealized appreciation (depreciation)	(524,231,392)	(1,907,028,702)	(83,765,310)	(151,686,626)

Net realized and unrealized loss	(620,423,051)	(1,356,482,026)	(91,933,500)	(77,337,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(570,541,636)	$(1,208,992,515)	$(85,815,846)	$(73,415,975)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(4,081,432)
(b) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$3,823,206

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares ESG MSCI USA Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF	iShares Paris-Aligned Climate MSCI USA ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$27,183,665	$5,520,298	$310,722
Dividends — Affiliated	255,732	574	25
Securities lending income — Affiliated — net	12,742	743,951	—
Foreign taxes withheld	—	(498,150)	—

Total investment income	27,452,139	5,766,673	310,747

EXPENSES
Investment advisory fees	2,012,613	1,309,954	27,663
Commitment fees	—	1,081	—
Professional fees	—	217	—
Interest expense	—	60	—

Total expenses	2,012,613	1,311,312	27,663

Less:
Investment advisory fees waived	—	—	(9,221)

Total expenses after fees waived	2,012,613	1,311,312	18,442

Net investment income	25,439,526	4,455,361	292,305

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	348,588	(22,658,828)	(56,061)
Investments — Affiliated	(9,939)	(1,098)	—
In-kind redemptions — Unaffiliated	267,103,828	8,996,626	—
In-kind redemptions — Affiliated	1,937,077	—	—
Futures contracts	284,190	(31,695)	—
Foreign currency transactions	—	54,756	—

Net realized gain (loss)	269,663,744	(13,640,239)	(56,061)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	(399,187,410)	(61,078,282)	(13,847,557)
Investments — Affiliated	(7,701,570)	(472)	(157,405)
Futures contracts	(428,853)	(76,525)	—
Foreign currency translations	—	(9,739)	—

Net change in unrealized appreciation (depreciation)	(407,317,833)	(61,165,018)	(14,004,962)

Net realized and unrealized loss	(137,654,089)	(74,805,257)	(14,061,023)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(112,214,563)	$(70,349,896)	$(13,768,718)

(a) For the period from February 08, 2022 (commencement of operations) to February 28, 2022.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(16,355)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$—	$73,849	$—

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EAFE ETF		iShares ESG Aware MSCI USA ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,881,415	$115,531,804	$147,489,511	$192,764,401
Net realized gain (loss)	(96,191,659)	16,033,328	550,546,676	992,792,215
Net change in unrealized appreciation (depreciation)	(524,231,392)	895,583,648	(1,907,028,702)	3,120,431,446

Net increase (decrease) in net assets resulting from operations	(570,541,636)	1,027,148,780	(1,208,992,515)	4,305,988,062

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(103,966,446)	(109,833,351)	(141,911,341)	(167,851,349)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,280,423,560	2,751,834,650	2,780,931,587	9,133,348,336

NET ASSETS
Total increase in net assets	605,915,478	3,669,150,079	1,430,027,731	13,271,485,049
Beginning of period	6,694,668,587	3,025,518,508	22,262,630,403	8,991,145,354

End of period	$7,300,584,065	$6,694,668,587	$23,692,658,134	$22,262,630,403

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares ESG Aware MSCI USA Small-Cap ETF		iShares ESG MSCI EM Leaders ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,117,654	$6,566,761	$3,921,899	$13,585,956
Net realized gain (loss)	(8,168,190)	58,637,182	74,348,752	6,274,042
Net change in unrealized appreciation (depreciation)	(83,765,310)	145,119,975	(151,686,626)	147,282,364

Net increase (decrease) in net assets resulting from operations	(85,815,846)	210,323,918	(73,415,975)	167,142,362

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,455,326)	(6,491,221)	(11,162,256)	(14,341,619)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	524,801,574	528,866,554	(726,515,865)	81,760,096

NET ASSETS
Total increase (decrease) in net assets	432,530,402	732,699,251	(811,094,096)	234,560,839
Beginning of period	1,099,038,297	366,339,046	882,529,378	647,968,539

End of period	$1,531,568,699	$1,099,038,297	$71,435,282	$882,529,378

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI USA Leaders ETF		iShares MSCI Global Sustainable Development Goals ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,439,526	$43,173,611	$4,455,361	$4,476,779
Net realized gain (loss)	269,663,744	98,846,411	(13,640,239)	31,553,900
Net change in unrealized appreciation (depreciation)	(407,317,833)	787,905,029	(61,165,018)	30,670,347

Net increase (decrease) in net assets resulting from operations	(112,214,563)	929,925,051	(70,349,896)	66,701,026

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,106,978)	(41,279,956)	(6,167,286)	(3,512,120)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(223,097,025)	625,089,662	(1,441,811)	326,352,651

NET ASSETS
Total increase (decrease) in net assets	(361,418,566)	1,513,734,757	(77,958,993)	389,541,557
Beginning of period	4,077,962,404	2,564,227,647	565,145,405	175,603,848

End of period	$3,716,543,838	$4,077,962,404	$487,186,412	$565,145,405

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets (continued)

iShares Paris-Aligned Climate MSCI USA ETF

Period From 02/08/22 to 02/28/22 (unaudited) (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$292,305
Net realized loss	(56,061)
Net change in unrealized appreciation (depreciation)	(14,004,962)

Net decrease in net assets resulting from operations	(13,768,718)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	629,111,773

NET ASSETS
Total increase in net assets	615,343,055
Beginning of period	—

End of period	$615,343,055

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$80.85		$65.21	$62.01	$65.51	$64.28	$55.84

Net investment income(a)	0.54		1.84	1.53	2.12	2.16	1.87
Net realized and unrealized gain (loss)(b)		(6.45)	15.47	2.85	(3.92)	0.83	7.68

Net increase (decrease) from investment operations		(5.91)	17.31	4.38	(1.80)	2.99	9.55

Distributions(c)
From net investment income		(1.12)	(1.67)	(1.18)	(1.70)	(1.76)	(1.11)

Total distributions		(1.12)	(1.67)	(1.18)	(1.70)	(1.76)	(1.11)

Net asset value, end of period	$73.82		$80.85	$65.21	$62.01	$65.51	$64.28

Total Return(d)
Based on net asset value	(7.39	)%(e)	26.69%	7.12%	(2.68)%	4.64%	17.16%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.38%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(g)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.39	%(g)	2.45%	2.47%	3.39%	3.22%	3.10%

Supplemental Data
Net assets, end of period (000)	$7,300,584		$6,694,669	$3,025,519	$917,780	$360,309	$122,123

Portfolio turnover rate(h)	14	%(e)	25%	30%	26%	24%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI USA ETF

	Six Months Ended						Period From
	02/28/22		Year Ended	Year Ended	Year Ended	Year Ended	12/01/16	(a)
	(unaudited)		08/31/21	08/31/20	08/31/19	08/31/18	to 08/31/17

Net asset value, beginning of period	$103.69		$79.74	$64.33	$63.85	$54.15	$47.79

Net investment income(b)	0.64		1.18	1.22	1.17	1.09	0.71
Net realized and unrealized gain (loss)(c)		(5.47)	23.87	15.13	0.40	9.52	6.22

Net increase (decrease) from investment operations		(4.83)	25.05	16.35	1.57	10.61	6.93

Distributions(d)
From net investment income		(0.63)	(1.10)	(0.94)	(1.09)	(0.80)		(0.57)
From net realized gain	—		—	—	—	(0.11)	—

Total distributions		(0.63)	(1.10)	(0.94)	(1.09)	(0.91)		(0.57)

Net asset value, end of period	$98.23		$103.69	$79.74	$64.33	$63.85	$54.15

Total Return(e)
Based on net asset value	(4.69	)%(f)	31.71%	25.79%	2.59%	19.79%	14.55	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15%	0.15%	0.27	%(h)

Net investment income	1.25	%(h)	1.30%	1.76%	1.88%	1.83%	1.85	%(h)

Supplemental Data
Net assets, end of period (000)	$23,692,658		$22,262,630	$8,991,145	$295,905	$98,974	$10,830

Portfolio turnover rate(i)	11	%(f)	21%	38%	27%	28%	22	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI USA Small-Cap ETF

	Six Months Ended					Period From
	02/28/22		Year Ended	Year Ended	Year Ended	04/10/18	(a)
	(unaudited)		08/31/21	08/31/20	08/31/19	to 08/31/18

Net asset value, beginning of period	$40.26		$27.34	$26.21	$28.76	$25.47

Net investment income(b)	0.19		0.35	0.33	0.36	0.12
Net realized and unrealized gain (loss)(c)		(2.61)	12.95	1.10	(2.58)	3.23

Net increase (decrease) from investment operations		(2.42)	13.30	1.43	(2.22)	3.35

Distributions(d)
From net investment income		(0.21)	(0.38)	(0.30)	(0.33)		(0.06)

Total distributions		(0.21)	(0.38)	(0.30)	(0.33)		(0.06)

Net asset value, end of period	$37.63		$40.26	$27.34	$26.21	$28.76

Total Return(e)
Based on net asset value	(6.02	)%(f)	48.95%	5.57%	(7.69)%	13.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.17	%(h)	0.17%	0.17%	0.17%	0.17	%(h)

Net investment income	0.96	%(h)	0.96%	1.32%	1.35%	1.17	%(h)

Supplemental Data
Net assets, end of period (000)	$1,531,569		$1,099,038	$366,339	$57,664	$11,506

Portfolio turnover rate(i)	17	%(f)	33%	50%	34%	15	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF

	Six Months Ended			Period From
	02/28/22		Year Ended	02/05/20	(a)
	(unaudited)		08/31/21	to 08/31/20

Net asset value, beginning of period	$63.49		$51.84	$51.43

Net investment income(b)	0.42		1.01	0.79
Net realized and unrealized gain (loss)(c)		(8.16)	11.67		(0.03)

Net increase (decrease) from investment operations		(7.74)	12.68	0.76

Distributions(d)
From net investment income		(0.80)	(1.03)		(0.35)

Total distributions		(0.80)	(1.03)		(0.35)

Net asset value, end of period	$54.95		$63.49	$51.84

Total Return(e)
Based on net asset value	(12.30	)%(f)(g)	24.68%	1.54	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.16	%(i)	0.16%	0.16	%(i)

Net investment income	1.37	%(i)	1.66%	3.04	%(i)

Supplemental Data
Net assets, end of period (000)	$71,435		$882,529	$647,969

Portfolio turnover rate(j)	6	%(g)	34%	19	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding payments, the Fund’s total return would have been -13.12%.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Leaders ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Period From 05/07/19 to 08/31/19	(a)

Net asset value, beginning of period	$79.65		$60.55	$50.77	$49.23

Net investment income(b)	0.50		0.94	0.94	0.32
Net realized and unrealized gain (loss)(c)		(3.17)	19.08	9.75	1.34

Net increase (decrease) from investment operations		(2.67)	20.02	10.69	1.66

Distributions(d)
From net investment income		(0.51)	(0.92)	(0.91)	(0.12)

Total distributions		(0.51)	(0.92)	(0.91)	(0.12)

Net asset value, end of period	$76.47		$79.65	$60.55	$50.77

Total Return(e)
Based on net asset value	(3.38	)%(f)	33.44%	21.45%	3.38	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.11	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%	0.10	%(h)

Net investment income	1.26	%(h)	1.38%	1.77%	2.00	%(h)

Supplemental Data
Net assets, end of period (000)	$3,716,544		$4,077,962	$2,564,228	$1,579,065

Portfolio turnover rate(i)	1	%(f)	12%	9%	4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Sustainable Development Goals ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$100.03		$81.68	$57.03	$58.35	$55.92	$49.61

Net investment income(a)	0.76		1.12	1.19	1.02	1.32	1.05
Net realized and unrealized gain (loss)(b)		(12.74)	18.09	24.32	(1.29)	2.65	6.44

Net increase (decrease) from investment operations		(11.98)	19.21	25.51	(0.27)	3.97	7.49

Distributions(c)
From net investment income		(1.05)	(0.86)	(0.86)	(1.05)	(1.54)	(1.18)

Total distributions		(1.05)	(0.86)	(0.86)	(1.05)	(1.54)	(1.18)

Net asset value, end of period	$87.00		$100.03	$81.68	$57.03	$58.35	$55.92

Total Return(d)
Based on net asset value	(11.98	)%(e)	23.60%	45.10%	(0.40)%	7.16%	15.27%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.67	%(g)	1.19%	1.82%	1.79%	2.26%	2.05%

Supplemental Data
Net assets, end of period (000)	$487,186		$565,145	$175,604	$54,174	$37,928	$25,164

Portfolio turnover rate(h)	35	%(e)	70%	47%	43%	36%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Paris-Aligned Climate
	MSCI USA ETF

	Period From
	02/08/22	(a)
	to 02/28/22 (unaudited)

Net asset value, beginning of period	$50.43

Net investment income(b)	0.04
Net realized and unrealized loss(c)		(1.63)

Net decrease from investment operations		(1.59)

Net asset value, end of period	$48.84

Total Return(d)
Based on net asset value	(3.16	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)

Total expenses after fees waived	0.10	%(g)

Net investment income	1.59	%(g)

Supplemental Data
Net assets, end of period (000)	$615,343

Portfolio turnover rate(h)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware MSCI EAFE	Diversified
ESG Aware MSCI USA	Diversified
ESG Aware MSCI USA Small-Cap	Diversified
ESG MSCI EM Leaders	Non-diversified
ESG MSCI USA Leaders	Non-diversified
MSCI Global Sustainable Development Goals(a)	Diversified
Paris-Aligned Climate MSCI USA(b)	Non-diversified

(a)	Formerly the iShares MSCI Global Impact ETF.
(b)	The Fund commenced operations on February 8, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

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Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware MSCI EAFE
BNP Paribas SA	$157,890	$149,989		$—	$(7,901	)(b)
HSBC Bank PLC	3,461,567	3,461,567		—	—
J.P. Morgan Securities LLC	2,921,984	2,780,049		—	(141,935	)(b)
Morgan Stanley	840,986	840,986		—	—

	$7,382,427	$7,232,591		$—	$(149,836)

ESG Aware MSCI USA
Barclays Bank PLC	$6,340,947	$6,340,947		$—	$—
BNP Paribas SA	34,519,429	34,519,429		—	—
Citigroup Global Markets, Inc.	94,242	94,242		—	—
Credit Suisse Securities (USA) LLC	6,581,456	6,520,780		—	(60,676	)(b)
J.P. Morgan Securities LLC	30,651,789	29,045,515		—	(1,606,274	)(b)
Morgan Stanley	374,648	374,068		—	(580	)(b)
SG Americas Securities LLC	19,868	19,868		—	—
State Street Bank & Trust Co.	7,940,979	7,884,754		—	(56,225	)(b)
UBS AG	2,483	2,368		—	(115	)(b)
Wells Fargo Securities LLC	48,886	46,526		—	(2,360	)(b)

	$86,574,727	$84,848,497		$—	$(1,726,230)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc.	$2,013,402	$2,013,402		$—	$—
BofA Securities, Inc.	1,851,440	1,814,904		—	(36,536	)(b)
Citigroup Global Markets, Inc.	7,367,439	7,367,439		—	—
Credit Suisse Securities (USA) LLC	137,063	137,063		—	—
HSBC Bank PLC	45,324	45,324		—	—
ING Financial Markets LLC	91,929	91,580		—	(349	)(b)
Jefferies LLC	1,398,738	1,373,343		—	(25,395	)(b)
Morgan Stanley	9,402,578	9,402,578		—	—
National Financial Services LLC	1,662,880	1,662,880		—	—
Pershing LLC	31,430	31,430		—	—
Scotia Capital (USA), Inc.	2,275,309	2,275,309		—	—
State Street Bank & Trust Co.	2,355,185	2,354,332		—	(853	)(b)
Toronto Dominion Bank	3,547,181	3,538,355		—	(8,826	)(b)
UBS AG	3,071,056	3,071,056		—	—
UBS Securities LLC	784,188	784,188		—	—

	$36,035,142	$35,963,183		$—	$(71,959)

ESG MSCI EM Leaders
Credit Suisse Securities (USA) LLC	$4,233	$3,652		$—	$(581	)(b)
Morgan Stanley	23,753	20,364		—	(3,389	)(b)
UBS Securities LLC	7,917	6,110		—	(1,807	)(b)

	$35,903	$30,126		$—	$(5,777)

ESG MSCI USA Leaders
BNP Paribas SA	$7,539,398	$7,539,398		$—	$—
BofA Securities, Inc.	2,229,640	2,229,640		—	—
Goldman Sachs & Co. LLC	4,271,747	4,271,747		—	—
J.P. Morgan Securities LLC	5,700,813	5,656,790		—	(44,023	)(b)
Jefferies LLC	8,076	8,076		—	—
Morgan Stanley	64,865	64,865		—	—
Wells Fargo Securities LLC	233,911	233,911		—	—

	$20,048,450	$20,004,427		$—	$(44,023)

MSCI Global Sustainable Development Goals
J.P. Morgan Securities LLC	$260,869	$260,869		$—	$—
Morgan Stanley	8,742,777	8,742,777		—	—
UBS AG	6,059	6,059		—	—

	$9,009,705	$9,009,705		$—	$—

Paris-Aligned Climate MSCI USA
BofA Securities, Inc.	$2,809	$2,809		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware MSCI EAFE	0.20%
ESG Aware MSCI USA	0.15
ESG Aware MSCI USA Small-Cap	0.17
ESG MSCI EM Leaders	0.16
ESG MSCI USA Leaders	0.10
MSCI Global Sustainable Development Goals	0.49
Paris-Aligned Climate MSCI USA	0.15

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Paris-Aligned Climate MSCI USA ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2023.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Paris-Aligned Climate MSCI USA	$9,221

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG MSCI USA Leaders ETF and iShares Paris-Aligned Climate MSCI USA ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each of the iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF and iShares MSCI Global Sustainable Development Goals ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware MSCI EAFE	$27,399
ESG Aware MSCI USA	43,094
ESG Aware MSCI USA Small-Cap	41,411
ESG MSCI EM Leaders	3,572
ESG MSCI USA Leaders	4,894
MSCI Global Sustainable Development Goals	164,587

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EAFE	$401,183,050	$335,522,436	$(33,800,196)
ESG Aware MSCI USA	597,521,276	837,725,823	(69,382,841)
ESG Aware MSCI USA Small-Cap	29,489,139	28,191,368	(1,340,548)
ESG MSCI EM Leaders	5,152,439	1,398,736	(309,463)
ESG MSCI USA Leaders	19,194,904	11,920,890	(346,517)
MSCI Global Sustainable Development Goals	40,070,248	43,217,343	(2,046,856)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

As a result of certain taxes assessed to iShares ESG MSCI EM Leaders ETF in connection with a large redemption, BFA at its discretion made a voluntary contribution on January 11, 2022 to reimburse the Fund for such taxes. The Fund’s prior performance track record was adjusted from the redemption date of December 22, 2021 onward. The amount of the contribution is disclosed in the Statement of Operations as Payments by affiliate.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware MSCI EAFE	$1,123,720,154	$1,024,275,946
ESG Aware MSCI USA	2,581,415,342	2,593,412,041
ESG Aware MSCI USA Small-Cap	232,482,796	222,799,718
ESG MSCI EM Leaders	33,095,604	616,730,214
ESG MSCI USA Leaders	40,213,157	43,038,587
MSCI Global Sustainable Development Goals	206,907,599	187,725,377
Paris-Aligned Climate MSCI USA	4,416,123	2,673,401

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware MSCI EAFE	$1,162,112,488	$—
ESG Aware MSCI USA	5,255,021,645	2,471,942,357
ESG Aware MSCI USA Small-Cap	587,985,602	76,534,521
ESG MSCI EM Leaders	2,334,734	150,567,330
ESG MSCI USA Leaders	410,112,259	630,827,656
MSCI Global Sustainable Development Goals	22,454,679	40,132,447
Paris-Aligned Climate MSCI USA	626,729,644	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware MSCI EAFE	$87,046,672
ESG Aware MSCI USA	217,893,373
ESG Aware MSCI USA Small-Cap	18,432,907
ESG MSCI EM Leaders	6,867,953
ESG MSCI USA Leaders	40,837,497
MSCI Global Sustainable Development Goals	3,685,839

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware MSCI EAFE	$6,670,671,679	$851,809,547	$(256,635,787)	$595,173,760
ESG Aware MSCI USA	21,210,289,571	3,193,762,487	(607,757,595)	2,586,004,892
ESG Aware MSCI USA Small-Cap	1,474,377,642	178,459,349	(83,339,651)	95,119,698
ESG MSCI EM Leaders	66,080,294	14,974,485	(9,314,277)	5,660,208
ESG MSCI USA Leaders	2,920,648,130	854,641,993	(40,811,380)	813,830,613
MSCI Global Sustainable Development Goals	504,852,115	27,382,104	(34,961,641)	(7,579,537)
Paris-Aligned Climate MSCI USA	629,059,268	3,950,221	(17,955,183)	(14,004,962)

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Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares ESG MSCI EM Leaders ETF and iShares MSCI Global Sustainable Development Goals ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG MSCI EM Leaders	$960,000	$31,823	1.08%
MSCI Global Sustainable Development Goals	197,000	10,906	1.09

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EAFE
Shares sold	16,100,000	$1,280,423,560	36,700,000	$2,774,047,093
Shares redeemed	—	—	(300,000)	(22,212,443)

Net increase	16,100,000	$1,280,423,560	36,400,000	$2,751,834,650

ESG Aware MSCI USA
Shares sold	50,850,000	$5,278,898,389	141,600,000	$12,751,408,984
Shares redeemed	(24,350,000)	(2,497,966,802)	(39,650,000)	(3,618,060,648)

Net increase	26,500,000	$2,780,931,587	101,950,000	$9,133,348,336

ESG Aware MSCI USA Small-Cap
Shares sold	15,450,000	$604,324,659	18,850,000	$703,868,475
Shares redeemed	(2,050,000)	(79,523,085)	(4,950,000)	(175,001,921)

Net increase	13,400,000	$524,801,574	13,900,000	$528,866,554

ESG MSCI EM Leaders
Shares sold	350,000	$25,549,181	2,150,000	$128,332,687
Shares redeemed	(12,950,000)	(752,065,046)	(750,000)	(46,572,591)

Net increase (decrease)	(12,600,000)	$(726,515,865)	1,400,000	$81,760,096

ESG MSCI USA Leaders
Shares sold	5,200,000	$412,815,274	13,950,000	$981,902,059
Shares redeemed	(7,800,000)	(635,912,299)	(5,100,000)	(356,812,397)

Net increase (decrease)	(2,600,000)	$(223,097,025)	8,850,000	$625,089,662

MSCI Global Sustainable Development Goals
Shares sold	450,000	$42,222,446	4,450,000	$414,947,808
Shares redeemed	(500,000)	(43,664,257)	(950,000)	(88,595,157)

Net increase (decrease)	(50,000)	$(1,441,811)	3,500,000	$326,352,651

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

	Period Ended 02/28/22

iShares ETF	Shares	Amount

Paris-Aligned Climate MSCI USA
Shares sold	12,600,000	$629,111,773

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares ESG Aware MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, the iShares ESG Aware MSCI EAFE ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Effective March 31, 2022, BFA reduced the investment advisory fee for iShares Paris-Aligned Climate MSCI USA ETF from 0.15% to 0.10%. The contractual waiver was also terminated effective March 31, 2022 upon written agreement of the Trust and BFA.

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Board Review and Approval of Investment Advisory Contract (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG MSCI EM Leaders ETF, iShares ESG MSCI USA Leaders ETF and iShares MSCI Global Sustainable Development Goals ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	85

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware MSCI EAFE(a)	$0.997737	$—	$0.122782	$1.120519	89%	—%	11%	100%
ESG Aware MSCI USA(a)	0.581823	—	0.045731	0.627554	93	—	7	100
ESG Aware MSCI USA Small-Cap(a)	0.174253	—	0.040705	0.214958	81	—	19	100
ESG MSCI EM Leaders(a)	0.560712	—	0.236592	0.797304	70	—	30	100
ESG MSCI USA Leaders(a)	0.456415	—	0.049607	0.506022	90	—	10	100
MSCI Global Sustainable Development Goals(a)	1.011940	—	0.042297	1.054237	96	—	4	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ

•	iShares MSCI Japan Equal Weighted ETF | EWJE | NASDAQ

•	iShares MSCI Japan Value ETF | EWJV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI China Multisector Tech ETF

Investment Objective

The iShares MSCI China Multisector Tech ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities in technology and technology-related industries, as represented by the MSCI China Technology Sub-Industries Select Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(5.71)%
Fund Market	(5.36)
Index	(5.52)

The inception date of the Fund was 1/25/22. The first day of secondary market trading was 1/27/22.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (01/25/22)	(a)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 942.90	$ 0.53		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)	Commencement of operations.

(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 34/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	44.1%
Consumer Discretionary	22.4
Communication Services	20.9
Industrials	9.7
Financials	2.8
Health Care	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sunny Optical Technology Group Co. Ltd.	4.1%
NetEase Inc.	4.1
JDcom Inc, Class A	4.0
Baidu Inc.	3.9
Xiaomi Corp., Class B	3.7
Contemporary Amperex Technology Co. Ltd., Class A	3.7
Pinduoduo Inc.	3.6
Tencent Holdings Ltd.	3.5
Alibaba Group Holding Ltd.	3.4
Meituan, Class B	3.2

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Fund Summary as of February 28,2022	iShares® MSCI Japan Equal Weighted ETF

Investment Objective

The iShares MSCI Japan Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted Japanese equities, as represented by the MSCI Japan Equal Weighted Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(8.24)%	(6.02)%	4.62%	(6.02)%	14.44%
Fund Market	(7.66)	(6.54)	4.82	(6.54)	15.12
Index	(9.25)	(6.93)	4.13	(6.93)	12.85

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$917.60	$0.71		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	23.6%
Consumer Discretionary	13.6
Information Technology	13.5
Consumer Staples	10.2
Financials	8.6
Health Care	7.9
Materials	7.3
Communication Services	6.3
Real Estate	5.8
Utilities	2.0
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nintendo Co. Ltd.	0.7%
Tokyo Electron Ltd.	0.7
USS Co. Ltd.	0.6
GMO Payment Gateway Inc.	0.5
Nippon Yusen KK	0.5
Oriental Land Co. Ltd./Japan	0.5
FANUC Corp.	0.5
Kobayashi Pharmaceutical Co. Ltd.	0.5
Trend Micro Inc/Japan	0.5
Rinnai Corp.	0.5

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Japan Value ETF

Investment Objective

The iShares MSCI Japan Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations, as represented by the MSCI Japan Value Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(0.74)%	2.48%	6.35%	2.48%	20.20%
Fund Market	(0.57)	1.28	6.48	1.28	20.66
Index	(0.97)	2.49	6.26	2.49	19.88

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 992.60	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	20.9%
Consumer Discretionary	19.8
Financials	17.8
Communication Services	10.2
Consumer Staples	6.8
Real Estate	6.4
Health Care	6.0
Materials	5.0
Information Technology	3.9
Utilities	1.7
Energy	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Toyota Motor Corp.	10.1%
Mitsubishi UFJ Financial Group Inc.	3.8
SoftBank Group Corp.	2.8
KDDI Corp.	2.8
Honda Motor Co. Ltd.	2.6
Takeda Pharmaceutical Co. Ltd.	2.5
Sumitomo Mitsui Financial Group Inc.	2.4
Mitsubishi Corp.	2.2
Seven & i Holdings Co. Ltd.	2.0
SoftBank Corp.	1.9

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 1.0%
East Money Information Co. Ltd., Class A	18,800	$80,131
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	13,739

		93,870
Communications Equipment — 2.3%
Addsino Co. Ltd., Class A	3,200	7,627
Beijing BDStar Navigation Co. Ltd., Class A(a)	800	4,732
BYD Electronic International Co. Ltd.	20,000	56,436
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,600	4,372
Guangzhou Haige Communications Group Inc. Co., Class A	2,400	3,798
Hengtong Optic-Electric Co. Ltd., Class A	3,600	8,449
Shenzhen Sunway Communication Co. Ltd., Class A	2,000	6,766
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	6,545
Yealink Network Technology Corp. Ltd., Class A	1,600	19,395
Zhongji Innolight Co. Ltd., Class A	1,600	9,754
ZTE Corp., Class A	6,800	31,468
ZTE Corp., Class H	22,400	55,184

		214,526

Consumer Finance — 1.8%
360 DigiTech Inc., ADR	2,604	48,825
Lufax Holding Ltd., ADR(a)	18,048	116,770

		165,595

Diversified Consumer Services — 1.2%
China Education Group Holdings Ltd.	4,000	3,427
New Oriental Education & Technology Group Inc., ADR(a)	45,616	68,880
TAL Education Group, ADR(a)	12,780	36,295

		108,602

Electrical Equipment — 7.3%
Contemporary Amperex Technology Co. Ltd., Class A	4,000	342,637
Eve Energy Co. Ltd., Class A	3,600	51,663
Fangda Carbon New Material Co. Ltd., Class A	7,200	11,805
Ginlong Technologies Co. Ltd., Class A	400	16,151
Gotion High-tech Co. Ltd., Class A(a)	3,200	21,958
Hongfa Technology Co. Ltd., Class A	1,200	11,993
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,200	15,455
Ningbo Ronbay New Energy Technology Co. Ltd.	832	19,428
Sieyuan Electric Co. Ltd.	1,600	12,004
Sungrow Power Supply Co. Ltd., Class A	800	15,491
Sunwoda Electronic Co. Ltd., Class A	3,200	18,771
TBEA Co. Ltd., Class A	6,800	21,912
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	28,693
Zhejiang HangKe Technology Inc. Co., Class A	800	9,853
Zhuzhou CRRC Times Electric Co. Ltd.	16,400	85,485

		683,299

Electronic Equipment, Instruments & Components — 12.8%
AAC Technologies Holdings Inc.	22,000	60,153
Avary Holding Shenzhen Co. Ltd., Class A	2,800	15,430
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	400	10,250
BOE Technology Group Co. Ltd., Class A	65,200	48,661
Chaozhou Three-Circle Group Co. Ltd., Class A	3,600	19,938
China Railway Signal & Communication Corp. Ltd., Class A	12,000	9,233
China Zhenhua Group Science & Technology Co. Ltd., Class A	1,200	22,367
Foxconn Industrial Internet Co. Ltd., Class A	13,600	24,104
GoerTek Inc., Class A	6,400	44,809
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	16,343
Huagong Tech Co. Ltd., Class A	1,600	6,249
Kingboard Holdings Ltd.	20,000	93,563

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kingboard Laminates Holdings Ltd.	26,000	$43,325
Lens Technology Co. Ltd., Class A	10,000	23,134
Leyard Optoelectronic Co. Ltd., Class A	5,200	7,000
Lingyi iTech Guangdong Co., Class A(a)	14,800	14,125
Luxshare Precision Industry Co. Ltd., Class A	12,800	88,769
Maxscend Microelectronics Co. Ltd., Class A	800	34,378
OFILM Group Co. Ltd., Class A(a)	7,200	9,157
Raytron Technology Co. Ltd., Class A	800	8,073
Shengyi Technology Co. Ltd., Class A	4,000	12,369
Shennan Circuits Co. Ltd., Class A	800	14,913
Shenzhen Kaifa Technology Co. Ltd., Class A	2,000	4,333
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,600	8,152
Sunny Optical Technology Group Co. Ltd.	16,000	383,423
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,200	11,309
Tianma Microelectronics Co. Ltd., Class A	2,800	5,203
Unisplendour Corp. Ltd., Class A	5,600	19,521
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,800	6,242
Westone Information Industry Inc., Class A	1,600	11,713
Wingtech Technology Co. Ltd., Class A	2,400	44,726
Wuhan Guide Infrared Co. Ltd., Class A	4,400	15,649
Wuhu Token Science Co. Ltd., Class A	4,800	7,374
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,600	9,625
Xiamen Faratronic Co. Ltd.	400	13,573
Zhejiang Dahua Technology Co. Ltd., Class A	5,200	15,484
Zhuzhou Hongda Electronics Corp. Ltd	800	10,662

		1,193,332

Entertainment — 8.2%
Alibaba Pictures Group Ltd.(a)	40,000	3,999
Beijing Enlight Media Co. Ltd., Class A	6,000	8,990
Bilibili Inc., ADR(a)	4,984	157,544
Giant Network Group Co. Ltd., Class A	4,000	6,072
iQIYI Inc., ADR(a)	8,596	35,588
Kingsoft Corp. Ltd.	29,600	110,698
Kunlun Tech Co. Ltd., Class A	2,400	6,725
Mango Excellent Media Co. Ltd., Class A	3,600	19,616
NetEase Inc	19,600	379,097
Perfect World Co. Ltd., Class A	4,400	9,240
Tencent Music Entertainment Group, ADR(a)	824	4,442
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,000	13,284
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	15,200	15,760

		771,055

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	4,400	7,998

Household Durables — 4.2%
Ecovacs Robotics Co. Ltd., Class A	800	17,157
Gree Electric Appliances Inc. of Zhuhai, Class A	5,200	30,269
Haier Smart Home Co. Ltd., Class A	10,800	43,784
Haier Smart Home Co. Ltd., Class H	68,000	238,277
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	2,400	7,638
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	8,463
Shenzhen MTC Co. Ltd., Class A(a)	10,800	7,568
TCL Technology Group Corp., Class A	24,400	21,565
Xiamen Intretech Inc., Class A	1,600	7,538
Zhejiang Supor Co. Ltd., Class A	1,200	9,636

		391,895

Interactive Media & Services — 12.6%
Autohome Inc., ADR	2,316	70,847

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Baidu Inc., ADR(a)	2,380	$362,807
Hello Group Inc., ADR	4,768	45,439
JOYY Inc., ADR	1,660	76,841
Kanzhun Ltd.(a)	2,536	81,913
Kuaishou Technology(a)(b)	14,400	166,643
Tencent Holdings Ltd.	6,000	323,768
Weibo Corp., ADR(a)	1,908	52,336

		1,180,594

Internet & Direct Marketing Retail — 16.7%
Alibaba Group Holding Ltd.(a)	24,400	321,198
Alibaba Health Information Technology Ltd.(a)	8,000	5,602
China Ruyi Holdings Ltd.(a)	96,000	28,572
Dada Nexus Ltd., ADR(a)	1,912	15,889
JD Health International Inc.(a)(b)	2,200	16,420
JDcom Inc, Class A(a)	10,400	371,482
Meituan, Class B(a)(b)	13,600	302,126
Pinduoduo Inc., ADR(a)	6,520	338,127
Ping An Healthcare and Technology Co. Ltd.(a)(b)	14,000	43,176
Vipshop Holdings Ltd., ADR(a)	13,428	116,421

		1,559,013

IT Services — 3.2%
Beijing Sinnet Technology Co. Ltd., Class A	3,600	8,575
China TransInfo Technology Co. Ltd., Class A	4,000	8,837
Chinasoft International Ltd.	80,000	72,992
Chindata Group Holdings Ltd., ADR(a)	3,712	20,379
DHC Software Co. Ltd., Class A	4,000	5,244
GDS Holdings Ltd., ADR(a)	2,680	119,314
Kingsoft Cloud Holdings Ltd., ADR(a)	96	647
Lakala Payment Co. Ltd., Class A	1,600	6,854
TravelSky Technology Ltd., Class H	28,000	52,742

		295,584

Machinery — 2.4%
Haitian International Holdings Ltd.	20,000	53,286
Hefei Meiya Optoelectronic Technology Inc., Class A	1,200	6,886
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,800	29,845
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	400	9,661
North Industries Group Red Arrow Co. Ltd., Class A(a)	2,800	10,013
Riyue Heavy Industry Co. Ltd., Class A	2,000	8,747
Shenzhen Inovance Technology Co. Ltd., Class A	4,800	48,854
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,600	17,248
Wuxi Shangji Automation Co. Ltd., Class A	800	20,198
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,600	7,837
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,000	12,798

		225,373

Media — 0.0%
China Literature Ltd.(a)(b)	800	4,342

Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	800	16,321
China Resources Microelectronics Ltd.	2,064	19,170
Daqo New Energy Corp., ADR(a)	1,768	84,793
Flat Glass Group Co. Ltd., Class A	2,800	21,921
Flat Glass Group Co. Ltd., Class H	12,000	49,622
GCL System Integration Technology Co. Ltd., Class A(a)	9,200	5,364
Gigadevice Semiconductor Beijing Inc., Class A	1,200	29,384
Hangzhou First Applied Material Co. Ltd., Class A	1,600	30,364
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,800	25,594
Hua Hong Semiconductor Ltd.(a)(b)	16,000	83,356
Ingenic Semiconductor Co. Ltd., Class A	800	14,194

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
JA Solar Technology Co. Ltd., Class A	3,200	$48,481
JCET Group Co. Ltd., Class A	3,200	14,296
LONGi Green Energy Technology Co. Ltd., Class A	10,000	124,475
Montage Technology Co. Ltd., Class A	2,400	29,502
National Silicon Industry Group Co. Ltd., Class A(a)	4,000	15,546
NAURA Technology Group Co. Ltd., Class A	800	38,781
SG Micro Corp., Class A	400	22,139
Shenzhen Goodix Technology Co. Ltd., Class A	800	11,585
Shenzhen SC New Energy Technology Corp., Class A	800	11,221
StarPower Semiconductor Ltd., Class A	400	23,068
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	5,600	42,876
Tianshui Huatian Technology Co. Ltd., Class A	5,600	10,673
TongFu Microelectronics Co. Ltd., Class A	2,800	8,100
Trina Solar Co. Ltd.	3,148	38,518
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,200	42,142
Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	62,789
Xinyi Solar Holdings Ltd	144,000	261,557
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,400	24,874

		1,210,706

Software — 5.9%
360 Security Technology Inc., Class A(a)	12,800	21,306
Beijing E-Hualu Information Technology Co. Ltd., Class A	1,600	7,133
Beijing Kingsoft Office Software Inc., Class A	800	27,141
Beijing Shiji Information Technology Co. Ltd., Class A	2,000	7,598
Hundsun Technologies Inc., Class A	2,800	23,270
Iflytek Co. Ltd., Class A	4,400	34,383
Kingdee International Software Group Co. Ltd.(a)	80,000	197,731
Ming Yuan Cloud Group Holdings Ltd.	20,000	39,474
NavInfo Co. Ltd., Class A(a)	4,400	11,980
Sangfor Technologies Inc., Class A	800	18,555
Shanghai Baosight Software Co. Ltd., Class A	2,400	20,530
Shanghai Baosight Software Co. Ltd., Class B	11,600	50,095
Thunder Software Technology Co. Ltd., Class A	800	17,822
Topsec Technologies Group Inc., Class A	2,400	5,610
Weimob Inc.(a)(b)	60,000	39,681
Yonyou Network Technology Co. Ltd., Class A	6,400	31,939

		554,248

Specialty Retail — 0.4%
GOME Retail Holdings Ltd.(a)	352,000	26,194
Suningcom Co Ltd, Class A(a)	18,000	10,268

		36,462

Technology Hardware, Storage & Peripherals — 7.0%
China Greatwall Technology Group Co. Ltd., Class A	6,400	13,539
GRG Banking Equipment Co. Ltd., Class A	3,600	6,803
Inspur Electronic Information Industry Co. Ltd., Class A	2,800	14,641
Lenovo Group Ltd.	216,000	240,531
Ninestar Corp., Class A	2,400	19,098
Shenzhen Transsion Holding Co. Ltd., Class A	800	17,151
Xiaomi Corp., Class B(a)(b)	184,800	347,834

		659,597

Total Common Stocks — 100.0% (Cost: $9,860,046)		9,356,091

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	10,000	$10,000

Total Short-Term Investments — 0.1% (Cost: $10,000)		10,000

Total Investments in Securities — 100.1% (Cost: $9,870,046)		9,366,091

Other Assets, Less Liabilities — (0.1)%		(9,515)

Net Assets — 100.0%		$9,356,576

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/25/22(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000(b)	$—	$—	$—	$10,000	10,000	$—	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,096,403	$7,259,688	$—	$9,356,091
Money Market Funds	10,000	—	—	10,000

	$2,106,403	$7,259,688	$—	$9,366,091

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
SG Holdings Co. Ltd.	1,400	$29,673
Yamato Holdings Co. Ltd.	1,400	27,495

		57,168
Airlines — 0.8%
ANA Holdings Inc.(a)	1,200	26,422
Japan Airlines Co. Ltd.(a)	1,400	27,760

		54,182
Auto Components — 2.3%
Aisin Corp.	800	29,139
Bridgestone Corp.	700	28,827
Denso Corp.	400	28,128
Koito Manufacturing Co. Ltd.	600	31,034
Stanley Electric Co. Ltd.	1,000	23,763
Sumitomo Electric Industries Ltd.	2,000	26,550

		167,441
Automobiles — 3.0%
Honda Motor Co. Ltd.	1,000	30,381
Isuzu Motors Ltd.	2,000	27,049
Mazda Motor Corp.(a)	3,400	25,148
Nissan Motor Co. Ltd.(a)	5,400	25,754
Subaru Corp.	1,600	26,241
Suzuki Motor Corp.	600	23,891
Toyota Motor Corp.	1,400	25,615
Yamaha Motor Co. Ltd.	1,200	26,975

		211,054
Banks — 3.3%
Chiba Bank Ltd/The	4,000	25,144
Concordia Financial Group Ltd.	6,400	26,037
Japan Post Bank Co. Ltd.	3,000	26,323
Mitsubishi UFJ Financial Group Inc.	4,200	25,784
Mizuho Financial Group Inc.	2,080	27,412
Resona Holdings Inc.	5,800	25,939
Shizuoka Bank Ltd/The	3,400	25,137
Sumitomo Mitsui Financial Group Inc.	800	28,370
Sumitomo Mitsui Trust Holdings Inc.	800	28,425

		238,571
Beverages — 1.5%
Asahi Group Holdings Ltd.	600	24,203
Ito En Ltd.	400	23,005
Kirin Holdings Co. Ltd.	1,600	26,601
Suntory Beverage & Food Ltd.	800	31,879

		105,688
Building Products — 1.4%
AGC Inc.	600	26,618
Daikin Industries Ltd.	100	18,480
Lixil Corp.	1,200	26,745
TOTO Ltd.	600	25,258

		97,101
Capital Markets — 1.5%
Daiwa Securities Group Inc.	4,400	26,015
Japan Exchange Group Inc.	1,400	26,217
Nomura Holdings Inc.	6,000	27,378
SBI Holdings Inc/Japan	1,000	26,232

		105,842
Chemicals — 5.3%
Asahi Kasei Corp.	2,800	26,278

Security	Shares	Value

Chemicals (continued)
JSR Corp.	800	$25,166
Kansai Paint Co. Ltd.	1,400	28,099
Mitsubishi Chemical Holdings Corp.	3,800	26,995
Mitsubishi Gas Chemical Co. Inc.	1,600	28,387
Mitsui Chemicals Inc.	1,000	25,565
Nippon Paint Holdings Co. Ltd.	3,200	28,640
Nippon Sanso Holdings Corp.	1,400	27,361
Nissan Chemical Corp.	400	22,736
Nitto Denko Corp.	400	29,191
Shin-Etsu Chemical Co. Ltd.	200	31,238
Sumitomo Chemical Co. Ltd.	5,600	26,736
Toray Industries Inc.	4,800	27,373
Tosoh Corp.	1,600	24,829

		378,594
Commercial Services & Supplies — 1.6%
Dai Nippon Printing Co. Ltd.	1,000	26,105
Secom Co. Ltd.	400	29,379
Sohgo Security Services Co. Ltd.	800	28,883
TOPPAN INC.	1,400	27,586

		111,953
Construction & Engineering — 1.5%
Kajima Corp.	2,000	26,917
Obayashi Corp.	3,400	28,468
Shimizu Corp.	4,200	27,801
Taisei Corp.	800	26,601

		109,787
Diversified Financial Services — 1.1%
Mitsubishi HC Capital Inc.	5,400	28,083
ORIX Corp.	1,400	27,752
Tokyo Century Corp.	600	26,305

		82,140
Diversified Telecommunication Services — 0.4%
Nippon Telegraph & Telephone Corp.	1,000	28,741

Electric Utilities — 1.2%
Chubu Electric Power Co. Inc.	2,800	27,968
Kansai Electric Power Co Inc/The	2,800	28,232
Tokyo Electric Power Co. Holdings Inc.(a)	9,000	28,251

		84,451
Electrical Equipment — 1.0%
Fuji Electric Co. Ltd.	600	30,871
Mitsubishi Electric Corp.	2,200	26,610
Nidec Corp.	200	17,387

		74,868
Electronic Equipment, Instruments & Components — 4.0%
Azbil Corp.	800	30,367
Hamamatsu Photonics KK	600	30,403
Hirose Electric Co. Ltd.	200	30,073
Ibiden Co. Ltd.	600	29,303
Kyocera Corp.	400	23,021
Murata Manufacturing Co. Ltd.	400	27,186
Omron Corp.	400	27,219
Shimadzu Corp.	800	28,813
TDK Corp.	800	32,379
Yokogawa Electric Corp.	1,800	29,042

		287,806
Entertainment — 2.9%
Capcom Co. Ltd.	1,000	24,271

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Koei Tecmo Holdings Co. Ltd	620	$21,530
Konami Holdings Corp.	400	22,757
Nexon Co. Ltd.	1,400	30,586
Nintendo Co. Ltd.	100	50,645
Square Enix Holdings Co. Ltd.	600	29,261
Toho Co. Ltd./Tokyo	600	25,023

		204,073
Equity Real Estate Investment Trusts (REITs) — 3.1%
Daiwa House REIT Investment Corp.	10	27,120
GLP J-Reit	18	26,874
Japan Metropolitan Fund Invest	34	27,518
Japan Real Estate Investment Corp.	6	32,051
Nippon Building Fund Inc.	4	22,921
Nippon Prologis REIT Inc.	10	29,401
Nomura Real Estate Master Fund Inc.	20	26,375
Orix JREIT Inc.	20	27,980

		220,240
Food & Staples Retailing — 2.7%
Aeon Co. Ltd.	1,200	27,184
Cosmos Pharmaceutical Corp.	200	27,730
Kobe Bussan Co. Ltd.	800	26,488
Lawson Inc.	600	25,017
Seven & i Holdings Co. Ltd.	600	29,195
Tsuruha Holdings Inc.	400	32,158
Welcia Holdings Co. Ltd.	1,000	26,667

		194,439
Food Products — 2.8%
Ajinomoto Co. Inc.	1,000	29,141
Kikkoman Corp.	400	29,819
MEIJI Holdings Co. Ltd.	400	24,007
Nisshin Seifun Group Inc.	2,000	28,388
Nissin Foods Holdings Co. Ltd.	400	31,959
Toyo Suisan Kaisha Ltd.	600	25,222
Yakult Honsha Co. Ltd.	600	32,562

		201,098
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	1,600	29,282
Tokyo Gas Co. Ltd.	1,400	28,516

		57,798
Health Care Equipment & Supplies — 2.0%
Asahi Intecc Co. Ltd.	1,400	30,230
Hoya Corp.	200	26,054
Olympus Corp.	1,400	28,435
Sysmex Corp.	400	32,020
Terumo Corp.	800	25,983

		142,722
Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	1,600	29,283

Health Care Technology — 0.4%
M3 Inc.	800	30,099

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.	600	25,799
Oriental Land Co. Ltd./Japan	200	36,973

		62,772
Household Durables — 3.0%
Iida Group Holdings Co. Ltd.	1,400	25,983
Open House Group Co. Ltd.	600	27,281

Security	Shares	Value

Household Durables (continued)
Panasonic Corp.	2,600	$27,153
Rinnai Corp.	400	32,907
Sekisui Chemical Co. Ltd.	1,600	26,202
Sekisui House Ltd.	1,400	28,543
Sharp Corp./Japan	2,600	24,586
Sony Group Corp.	200	20,434

		213,089
Household Products — 0.8%
Lion Corp.	2,200	28,836
Unicharm Corp.	800	30,155

		58,991
Industrial Conglomerates — 0.9%
Hitachi Ltd.	600	29,671
Toshiba Corp.	800	31,896

		61,567
Insurance — 2.6%
Dai-ichi Life Holdings Inc.	1,200	24,922
Japan Post Holdings Co. Ltd.	3,400	28,103
Japan Post Insurance Co. Ltd.	1,600	27,326
MS&AD Insurance Group Holdings Inc.	800	27,069
Sompo Holdings Inc.	600	26,051
T&D Holdings Inc.	1,800	26,142
Tokio Marine Holdings Inc.	400	22,761

		182,374
Interactive Media & Services — 0.8%
Kakaku.com Inc.	1,200	26,401
Z Holdings Corp.	5,600	27,411

		53,812
Internet & Direct Marketing Retail — 1.2%
Mercari Inc.(a)	1,000	31,320
Rakuten Group Inc.	3,200	27,202
ZOZO Inc.	1,000	28,475

		86,997
IT Services — 4.1%
Fujitsu Ltd.	200	29,057
GMO Payment Gateway Inc	400	38,691
Itochu Techno-Solutions Corp.	1,000	25,923
NEC Corp.	600	25,959
Nomura Research Institute Ltd.	800	28,082
NTT Data Corp.	1,400	26,592
Obic Co. Ltd.	200	32,167
Otsuka Corp.	800	31,075
SCSK Corp.	1,600	27,393
TIS Inc.	1,200	28,402

		293,341
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	400	29,324
Shimano Inc.	100	23,287
Yamaha Corp.	600	28,151

		80,762
Machinery — 6.3%
Daifuku Co. Ltd.	400	28,931
FANUC Corp.	200	36,740
Hino Motors Ltd.	3,000	28,190
Hitachi Construction Machinery Co. Ltd.	1,000	24,472
Hoshizaki Corp.	400	27,889
Komatsu Ltd.	1,200	27,605
Kubota Corp.	1,600	28,707

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kurita Water Industries Ltd.	600	$24,795
Makita Corp.	800	28,513
MINEBEA MITSUMI Inc.	1,200	26,341
MISUMI Group Inc.	800	25,646
Mitsubishi Heavy Industries Ltd.	1,000	29,492
Miura Co. Ltd.	1,000	27,408
NGK Insulators Ltd.	1,800	27,954
Toyota Industries Corp.	400	30,424
Yaskawa Electric Corp.	600	24,022

		447,129

Marine — 1.0%
Mitsui OSK Lines Ltd.	400	32,497
Nippon Yusen KK	400	37,476

		69,973
Media — 1.1%
CyberAgent Inc.	2,200	28,788
Dentsu Group Inc.	600	23,940
Hakuhodo DY Holdings Inc.	2,000	26,577

		79,305
Metals & Mining — 1.6%
Hitachi Metals Ltd.(a)	1,600	28,521
JFE Holdings Inc.	2,000	29,775
Nippon Steel Corp.	1,600	29,294
Sumitomo Metal Mining Co. Ltd.	600	29,930

		117,520
Multiline Retail — 0.7%
Pan Pacific International Holdings Corp.	1,600	26,189
Ryohin Keikaku Co. Ltd.	1,800	26,510

		52,699
Oil, Gas & Consumable Fuels — 1.2%
ENEOS Holdings Inc.	7,400	29,302
Idemitsu Kosan Co. Ltd.	1,000	26,807
Inpex Corp.	2,800	28,861

		84,970
Paper & Forest Products — 0.4%
Oji Holdings Corp.	5,200	26,567

Personal Products — 1.9%
Kao Corp.	600	28,048
Kobayashi Pharmaceutical Co. Ltd.	400	34,260
Kose Corp.	200	22,928
Pola Orbis Holdings Inc.	1,800	28,355
Shiseido Co. Ltd.	400	22,954

		136,545
Pharmaceuticals — 5.1%
Astellas Pharma Inc.	1,600	26,695
Chugai Pharmaceutical Co. Ltd.	700	23,222
Daiichi Sankyo Co. Ltd.	1,200	29,274
Eisai Co. Ltd.	600	29,769
Kyowa Kirin Co. Ltd.	1,000	25,591
Nippon Shinyaku Co. Ltd.	400	26,052
Ono Pharmaceutical Co. Ltd.	1,200	29,544
Otsuka Holdings Co. Ltd.	800	27,579
Santen Pharmaceutical Co. Ltd.	2,400	27,353
Shionogi & Co. Ltd.	400	26,597
Sumitomo Dainippon Pharma Co. Ltd.	2,600	28,534
Taisho Pharmaceutical Holdings Co. Ltd.	600	29,784

Security	Shares	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	1,000	$30,490

		360,484
Professional Services — 1.5%
Benefit One Inc.	1,200	27,794
Nihon M&A Center Holdings Inc.	1,800	26,624
Persol Holdings Co. Ltd.	1,200	26,882
Recruit Holdings Co. Ltd.	600	25,326

		106,626
Real Estate Management & Development — 2.7%
Daito Trust Construction Co. Ltd.	200	22,128
Daiwa House Industry Co. Ltd.	1,000	28,360
Hulic Co. Ltd.	3,000	27,330
Mitsubishi Estate Co. Ltd.	1,800	27,483
Mitsui Fudosan Co. Ltd.	1,200	26,707
Nomura Real Estate Holdings Inc.	1,200	29,879
Sumitomo Realty & Development Co. Ltd.	1,000	29,418

		191,305
Road & Rail — 4.1%
Central Japan Railway Co.	200	27,023
East Japan Railway Co.	400	23,763
Hankyu Hanshin Holdings Inc.	1,000	29,917
Keio Corp.	600	24,550
Keisei Electric Railway Co. Ltd.	1,000	28,006
Kintetsu Group Holdings Co. Ltd.(a)	1,000	30,042
Nippon Express Holdings Inc.	400	24,248
Odakyu Electric Railway Co. Ltd.	1,600	26,398
Tobu Railway Co. Ltd.	1,000	24,581
Tokyu Corp.	2,000	26,673
West Japan Railway Co.	600	25,886

		291,087
Semiconductors & Semiconductor Equipment — 2.6%
Advantest Corp.	400	32,146
Lasertec Corp.	100	18,537
Renesas Electronics Corp.(a)	2,200	25,918
Rohm Co. Ltd.	400	31,901
SUMCO Corp.	1,600	26,702
Tokyo Electron Ltd.	100	49,078

		184,282
Software — 0.9%
Oracle Corp. Japan	400	28,570
Trend Micro Inc/Japan	600	33,520

		62,090
Specialty Retail — 1.3%
Hikari Tsushin Inc.	200	24,852
Nitori Holdings Co. Ltd.	200	30,096
USS Co. Ltd.	2,400	39,869

		94,817
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	1,400	25,481
Canon Inc.	1,200	28,240
FUJIFILM Holdings Corp.	400	25,426
Ricoh Co. Ltd.	3,000	25,592
Seiko Epson Corp.	1,800	27,685

		132,424
Tobacco — 0.4%
Japan Tobacco Inc.	1,400	25,748

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 2.8%
ITOCHU Corp.	800	$26,071
Marubeni Corp.	2,800	29,391
Mitsubishi Corp.	800	26,899
Mitsui & Co. Ltd.	1,200	29,919
MonotaRO Co. Ltd.	1,600	30,117
Sumitomo Corp.	1,800	29,368
Toyota Tsusho Corp.	600	24,909

		196,674
Wireless Telecommunication Services — 1.1%
KDDI Corp.	800	26,033
SoftBank Corp.	2,200	27,796
SoftBank Group Corp.	600	26,925

		80,754

Total Common Stocks — 99.8% (Cost: $6,915,422)		7,109,843

Total Investments in Securities — 99.8% (Cost: $6,915,422)		7,109,843

Other Assets, Less Liabilities — 0.2%		12,137

Net Assets — 100.0%		$7,121,980

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	1	03/10/22	$16	$(890)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$890

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$82

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(953)

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Equal Weighted ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,110

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$7,109,843	$—	$7,109,843

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(890)	$—	$(890)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
ANA Holdings Inc.(a)	3,500	$77,064
Japan Airlines Co. Ltd.(a)	3,500	69,400

		146,464

Auto Components — 2.2%
Aisin Corp.	7,200	262,255
Bridgestone Corp.	28,000	1,153,066
Stanley Electric Co. Ltd.	7,000	166,339
Sumitomo Electric Industries Ltd.	38,500	511,092

		2,092,752

Automobiles — 14.7%
Honda Motor Co. Ltd.	80,500	2,445,662
Isuzu Motors Ltd.	14,000	189,344
Mazda Motor Corp.(a)	28,000	207,098
Nissan Motor Co. Ltd.(a)	115,500	550,841
Subaru Corp.	31,500	516,625
Suzuki Motor Corp.	8,700	346,416
Toyota Motor Corp.	521,500	9,541,457
Yamaha Motor Co. Ltd.	7,300	164,101

		13,961,544

Banks — 9.7%
Chiba Bank Ltd/The	24,600	154,634
Concordia Financial Group Ltd.	52,600	213,992
Japan Post Bank Co. Ltd.	21,000	184,261
Mitsubishi UFJ Financial Group Inc.	588,500	3,612,792
Mizuho Financial Group Inc.	119,050	1,568,974
Resona Holdings Inc.	101,600	454,385
Shizuoka Bank Ltd/The	21,000	155,256
Sumitomo Mitsui Financial Group Inc.	63,000	2,234,122
Sumitomo Mitsui Trust Holdings Inc.	17,500	621,810

		9,200,226

Beverages — 2.0%
Asahi Group Holdings Ltd.	21,900	883,432
Kirin Holdings Co. Ltd.	42,000	698,269
Suntory Beverage & Food Ltd.	7,000	278,944

		1,860,645

Building Products — 0.9%
AGC Inc.	10,500	465,807
Lixil Corp.	10,500	234,017
TOTO Ltd.	3,500	147,339

		847,163

Capital Markets — 1.5%
Daiwa Securities Group Inc.	70,000	413,875
Nomura Holdings Inc.	150,500	686,743
SBI Holdings Inc/Japan	12,100	317,406

		1,418,024

Chemicals — 2.9%
Asahi Kasei Corp.	63,000	591,244
Mitsubishi Chemical Holdings Corp.	42,000	298,361
Mitsubishi Gas Chemical Co. Inc.	7,000	124,194
Mitsui Chemicals Inc.	10,500	268,428
Nitto Denko Corp.	7,000	510,849
Sumitomo Chemical Co. Ltd.	73,500	350,906
Toray Industries Inc.	66,600	379,799
Tosoh Corp.	14,000	217,253

		2,741,034

Security	Shares	Value

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	10,500	$274,099
Secom Co. Ltd.	3,500	257,062
TOPPAN INC.	14,000	275,861

		807,022

Construction & Engineering — 1.1%
Kajima Corp.	21,100	283,974
Obayashi Corp.	31,500	263,749
Shimizu Corp.	28,000	185,337
Taisei Corp.	10,500	349,140

		1,082,200

Diversified Financial Services — 1.5%
Mitsubishi HC Capital Inc.	31,500	163,814
ORIX Corp.	59,500	1,179,476
Tokyo Century Corp.	1,800	78,915

		1,422,205

Diversified Telecommunication Services — 1.8%
Nippon Telegraph & Telephone Corp.	59,600	1,712,957

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	31,500	314,643
Kansai Electric Power Co Inc/The	35,000	352,896
Tokyo Electric Power Co. Holdings Inc.(a)	73,600	231,030

		898,569

Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	7,000	360,162
Mitsubishi Electric Corp.	91,000	1,100,692

		1,460,854

Electronic Equipment, Instruments & Components — 1.1%
Hirose Electric Co. Ltd.	600	90,217
Kyocera Corp.	14,600	840,274
Yokogawa Electric Corp.	7,000	112,940

		1,043,431

Entertainment — 0.1%
Toho Co. Ltd./Tokyo	1,900	79,240

Equity Real Estate Investment Trusts (REITs) — 2.4%
Daiwa House REIT Investment Corp.	108	292,899
GLP J-Reit	210	313,532
Japan Metropolitan Fund Invest	350	283,270
Japan Real Estate Investment Corp.	61	325,847
Nippon Building Fund Inc.	73	418,313
Nippon Prologis REIT Inc.	70	205,803
Nomura Real Estate Master Fund Inc.	210	276,940
Orix JREIT Inc.	140	195,863

		2,312,467

Food & Staples Retailing — 2.0%
Seven & i Holdings Co. Ltd.	38,500	1,873,322

Food Products — 1.1%
Ajinomoto Co. Inc.	10,500	305,980
MEIJI Holdings Co. Ltd.	7,000	420,126
Nisshin Seifun Group Inc.	10,500	149,037
Nissin Foods Holdings Co. Ltd.	500	39,949
Toyo Suisan Kaisha Ltd.	3,500	147,129

		1,062,221

Gas Utilities — 0.7%
Osaka Gas Co. Ltd.	17,500	320,272
Tokyo Gas Co. Ltd .	17,500	356,446

		676,718

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.2%
Medipal Holdings Corp.	10,500	$192,171

Household Durables — 2.3%
Iida Group Holdings Co. Ltd.	7,000	129,914
Panasonic Corp.	108,500	1,133,099
Sekisui Chemical Co. Ltd.	17,500	286,579
Sekisui House Ltd.	31,500	642,225

		2,191,817

Household Products — 0.1%
Lion Corp.	7,000	91,750

Industrial Conglomerates — 2.5%
Hitachi Ltd.	31,500	1,557,760
Toshiba Corp.	19,300	769,487

		2,327,247

Insurance — 5.0%
Dai-ichi Life Holdings Inc.	49,000	1,017,639
Japan Post Holdings Co. Ltd.	119,100	984,445
Japan Post Insurance Co. Ltd.	10,500	179,327
MS&AD Insurance Group Holdings Inc.	21,000	710,571
Sompo Holdings Inc.	15,400	668,638
T&D Holdings Inc.	24,600	357,277
Tokio Marine Holdings Inc.	15,200	864,896

		4,782,793

Interactive Media & Services — 0.3%
Z Holdings Corp.	66,500	325,507

Internet & Direct Marketing Retail — 0.1%
Rakuten Group Inc.	14,000	119,009

Machinery — 2.3%
Hino Motors Ltd.	14,000	131,555
Hitachi Construction Machinery Co. Ltd.	7,000	171,301
Hoshizaki Corp.	1,000	69,721
Kubota Corp.	31,500	565,163
Mitsubishi Heavy Industries Ltd.	17,500	516,120
NGK Insulators Ltd.	14,000	217,418
Toyota Industries Corp.	7,000	532,428

		2,203,706

Marine — 1.2%
Mitsui OSK Lines Ltd.	5,500	446,832
Nippon Yusen KK	7,000	655,837

		1,102,669

Media — 0.5%
Dentsu Group Inc.	10,500	418,952
Hakuhodo DY Holdings Inc.	7,000	93,019

		511,971

Metals & Mining — 1.9%
Hitachi Metals Ltd.(a)	3,700	65,954
JFE Holdings Inc.	24,500	364,745
Nippon Steel Corp.	42,000	768,977
Sumitomo Metal Mining Co. Ltd.	11,900	593,601

		1,793,277

Multiline Retail — 0.2%
Ryohin Keikaku Co. Ltd.	14,000	206,187

Oil, Gas & Consumable Fuels — 1.5%
ENEOS Holdings Inc.	150,500	595,949
Idemitsu Kosan Co. Ltd.	10,592	283,935

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Inpex Corp.	49,000	$505,068

		1,384,952

Paper & Forest Products — 0.2%
Oji Holdings Corp.	38,500	196,702

Personal Products — 0.5%
Kao Corp.	8,000	373,975
Pola Orbis Holdings Inc.	3,500	55,135

		429,110

Pharmaceuticals — 5.8%
Astellas Pharma Inc.	91,000	1,518,264
Otsuka Holdings Co. Ltd.	18,600	641,220
Santen Pharmaceutical Co. Ltd.	17,500	199,449
Shionogi & Co. Ltd.	8,200	545,237
Sumitomo Dainippon Pharma Co. Ltd.	10,500	115,234
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	94,317
Takeda Pharmaceutical Co. Ltd.	77,000	2,347,753

		5,461,474

Real Estate Management & Development — 4.0%
Daito Trust Construction Co. Ltd.	3,500	387,239
Daiwa House Industry Co. Ltd.	28,000	794,088
Hulic Co. Ltd.	10,500	95,656
Mitsubishi Estate Co. Ltd.	59,500	908,462
Mitsui Fudosan Co. Ltd.	45,500	1,012,650
Nomura Real Estate Holdings Inc.	7,000	174,290
Sumitomo Realty & Development Co. Ltd.	14,000	411,857

		3,784,242

Road & Rail — 3.6%
Central Japan Railway Co.	7,000	945,814
East Japan Railway Co	14,800	879,249
Hankyu Hanshin Holdings Inc.	10,500	314,129
Keio Corp.	3,500	143,210
Keisei Electric Railway Co. Ltd.	3,500	98,020
Kintetsu Group Holdings Co. Ltd.(a)	3,500	105,148
Nippon Express Holdings Inc.	3,500	212,169
Odakyu Electric Railway Co. Ltd.	7,200	118,789
Tokyu Corp.	10,500	140,032
West Japan Railway Co.	10,700	461,640

		3,418,200

Semiconductors & Semiconductor Equipment — 0.1%
Rohm Co. Ltd.	1,100	87,729

Software — 0.2%
Trend Micro Inc/Japan	3,500	195,533

Specialty Retail — 0.2%
USS Co. Ltd.	10,500	174,427

Technology Hardware, Storage & Peripherals — 2.5%
Brother Industries Ltd.	10,500	191,109
Canon Inc.	49,000	1,153,114
FUJIFILM Holdings Corp.	11,400	724,631
Ricoh Co. Ltd.	10,500	89,574
Seiko Epson Corp.	14,000	215,326

		2,373,754

Tobacco — 1.2%
Japan Tobacco Inc.	59,500	1,094,274

Trading Companies & Distributors — 6.8%
ITOCHU Corp.	28,000	912,481

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Marubeni Corp.	77,000	$808,241
Mitsubishi Corp.	63,000	2,118,292
Mitsui & Co. Ltd.	49,000	1,221,702
Sumitomo Corp.	56,000	913,674
Toyota Tsusho Corp.	10,500	435,907

		6,410,297

Wireless Telecommunication Services — 7.4%
KDDI Corp.	80,500	2,619,570
SoftBank Corp.	140,100	1,770,077
SoftBank Group Corp.	59,500	2,670,121

		7,059,768

Total Common Stocks — 99.7% (Cost: $94,617,391)		94,617,624

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.7% (Cost: $94,637,391)		94,637,624

Other Assets, Less Liabilities — 0.3%		296,664

Net Assets — 100.0%		$94,934,288

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$2	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	20	03/10/22	$329	$(11,652)

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$11,652

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,961)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(13,085)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$456,718

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$94,617,624	$—	$94,617,624
Money Market Funds	20,000	—	—	20,000

	$20,000	$94,617,624	$—	$94,637,624

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(11,652)	$—	$(11,652)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$9,356,091	$7,109,843	$94,617,624
Affiliated(b)	10,000	—	20,000
Cash	5,356	866	7,247
Foreign currency, at value(c)	151,399	5,673	178,391
Foreign currency collateral pledged:
Futures contracts(d)	—	796	14,280
Receivables:
Investments sold	322,499	390,879	526,906
Variation margin on futures contracts	—	320	6,096
Dividends	621	15,857	186,346
Tax reclaims	—	743	171

Total assets	9,845,966	7,524,977	95,557,061

LIABILITIES
Payables:
Investments purchased	485,023	402,171	612,258
Investment advisory fees	4,367	826	10,515

Total liabilities	489,390	402,997	622,773

NET ASSETS	$9,356,576	$7,121,980	$94,934,288

NET ASSETS CONSIST OF:
Paid-in capital	$9,892,974	$7,211,200	$96,403,304
Accumulated loss	(536,398)	(89,220)	(1,469,016)

NET ASSETS	$9,356,576	$7,121,980	$94,934,288

Shares outstanding	400,000	200,000	3,500,000

Net asset value	$23.39	$35.61	$27.12

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$9,860,046	$6,915,422	$94,617,391
(b) Investments, at cost — Affiliated	$10,000	$—	$20,000
(c) Foreign currency, at cost	$151,559	$5,675	$177,804
(d) Foreign currency collateral pledged, at cost	$—	$798	$14,244

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI China Multisector Tech ETF (a)	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$620	$81,545	$808,982
Dividends — Affiliated	—	—	2
Foreign taxes withheld	—	(8,143)	(80,790)

Total investment income	620	73,402	728,194

EXPENSES
Investment advisory fees	5,298	5,700	54,467

Total expenses	5,298	5,700	54,467

Net investment income (loss)	(4,678)	67,702	673,727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(27,592)	(16,413)	(362,164)
Futures contracts	—	82	(1,961)
Foreign currency transactions	7	(1,025)	(16,551)

Net realized loss	(27,585)	(17,356)	(380,676)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(503,955)	(690,458)	(1,628,292)
Futures contracts	—	(953)	(13,085)
Foreign currency translations	(180)	15	760

Net change in unrealized appreciation (depreciation)	(504,135)	(691,396)	(1,640,617)

Net realized and unrealized loss	(531,720)	(708,752)	(2,021,293)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(536,398)	$(641,050)	$(1,347,566)

(a)   For the period from January 25, 2022 (commencement of operations) to February 28, 2022.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Equal Weighted ETF

	Period From 01/25/22(a) to 02/28/22 (unaudited)	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(4,678)	$67,702	$134,256
Net realized loss	(27,585)	(17,356)	(163,375)
Net change in unrealized appreciation (depreciation)	(504,135)	(691,396)	1,181,460

Net increase (decrease) in net assets resulting from operations	(536,398)	(641,050)	1,152,341

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(131,155)	(116,528)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,892,974	—	—

NET ASSETS
Total increase (decrease) in net assets	9,356,576	(772,205)	1,035,813
Beginning of period	—	7,894,185	6,858,372

End of period	$9,356,576	$7,121,980	$7,894,185

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Japan Value ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$673,727	$607,492
Net realized loss	(380,676)	(111,985)
Net change in unrealized appreciation (depreciation)	(1,640,617)	1,980,603

Net increase (decrease) in net assets resulting from operations	(1,347,566)	2,476,110

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,096,497)	(537,816)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	53,017,656	35,457,668

NET ASSETS
Total increase in net assets	50,573,593	37,395,962
Beginning of period	44,360,695	6,964,733

End of period	$94,934,288	$44,360,695

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout the period)

	iShares MSCI China Multisector Tech ETF

	Period From 01/25/22 to 02/28/22 (unaudited)	(a)

Net asset value, beginning of period	$24.81

Net investment loss(b)	(0.01)
Net realized and unrealized loss(c)	(1.41)

Net decrease from investment operations	(1.42)

Net asset value, end of period	$23.39

Total Return(d)
Based on net asset value	(5.71	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)

Net investment loss	(0.52	)%(g)

Supplemental Data
Net assets, end of period (000)	$9,357

Portfolio turnover rate(h)	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Equal Weighted ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Period From 03/05/19 to 08/31/19	(a)

Net asset value, beginning of period	$39.47		$34.29	$32.59	$33.43

Net investment income(b)	0.34		0.67	0.66	0.44
Net realized and unrealized gain (loss)(c)		(3.54)	5.09	1.95	(0.82)

Net increase (decrease) from investment operations		(3.20)	5.76	2.61	(0.38)

Distributions(d)
From net investment income		(0.66)	(0.58)	(0.91)	(0.46)

Total distributions		(0.66)	(0.58)	(0.91)	(0.46)

Net asset value, end of period	$35.61		$39.47	$34.29	$32.59

Total Return(e)
Based on net asset value	(8.24	)%(f)	16.83%	7.98%	(1.14	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15	%(h)

Net investment income	1.78	%(h)	1.75%	1.98%	2.68	%(h)

Supplemental Data
Net assets, end of period (000)	$7,122		$7,894	$6,858	$6,519

Portfolio turnover rate(i)	15	%(f)	25%	17%	6	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Period From 03/05/19 to 08/31/19	(a)

Net asset value, beginning of period.	$27.73		$23.22	$23.70	$24.67

Net investment income(b)	0.26		0.65	0.71	0.46
Net realized and unrealized gain (loss)(c)	(0.48)		4.36	(0.26)	(0.97)

Net increase (decrease) from investment operations	(0.22)		5.01	0.45	(0.51)

Distributions(d)
From net investment income	(0.39)		(0.50)	(0.93)	(0.46)

Total distributions	(0.39)		(0.50)	(0.93)	(0.46)

Net asset value, end of period	$27.12		$27.73	$23.22	$23.70

Total Return(e)
Based on net asset value	(0.74	)%(f)	21.62%	1.71%	(2.10	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15	%(h)

Net investment income	1.86	%(h)	2.39%	2.98%	3.83	%(h)

Supplemental Data
Net assets, end of period (000)	$94,934		$44,361	$6,965	$7,111

Portfolio turnover rate(i)	10	%(f)	24%	35%	9	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI China Multisector Tech(a)	Non-diversified
MSCI Japan Equal Weighted(b)	Diversified
MSCI Japan Value(b)	Diversified

(a)	The Fund commenced operation on January 25, 2022.

(b)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI China Multisector Tech	0.59%
MSCI Japan Equal Weighted	0.15
MSCI Japan Value	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Japan Value	$3,841,038	$3,175,545	$(137,429)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI China Multisector Tech	$8,515,083	$ 473,092
MSCI Japan Equal Weighted	1,107,091	1,159,303
MSCI Japan Value	8,169,181	7,441,607

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI China Multisector Tech	$1,845,647	$—
MSCI Japan Value	51,633,834	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Japan Equal Weighted	$161,727
MSCI Japan Value	424,703

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI China Multisector Tech	$9,870,046	$170,164	$(674,119)	$(503,955)
MSCI Japan Equal Weighted	7,016,176	699,337	(606,560)	92,777
MSCI Japan Value	95,201,605	4,059,641	(4,635,274)	(575,633)

8.	LINE OF CREDIT

The iShares MSCI China Multisector Tech ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Fund did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 02/28/22

iShares ETF	Shares	Amount

MSCI China Multisector Tech
Shares sold	400,000	$9,892,974

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI Japan Value
Shares sold	1,900,000	$53,017,656	1,400,000	$37,929,376
Shares redeemed	—	—	(100,000)	(2,471,708)

Net increase	1,900,000	$53,017,656	1,300,000	$35,457,668

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares MSCI China Multisector Tech ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Japan Equal Weighted ETF and iShares MSCI Japan Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	35

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Japan Equal Weighted(a)	$0.570443	$—	$0.085332	$0.655775	87%	—%	13%	100%
MSCI Japan Value(a)	0.303401	—	0.088205	0.391606	77	—	23	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	37

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-819-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ

•	iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ

•	iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF

Investment Objective

The iShares ESG Advanced MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market companies excluding the U.S. and Canada that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI EAFE Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(11.32)%	(1.08)%	12.77%	(1.08)%	22.77%
Fund Market	(11.76)	(1.46)	12.59	(1.46)	22.43
Index	(11.15)	(0.88)	13.03	(0.88)	23.23

The inception date of the Fund was 6/16/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 886.80	$ 0.56		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	22.8%
Industrials	17.4
Information Technology	13.4
Health Care	12.0
Consumer Discretionary	9.2
Materials	7.4
Communication Services	6.4
Consumer Staples	6.1
Real Estate	4.7
Utilities	0.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	27.2%
United Kingdom	10.7
France	9.9
Switzerland	9.3
Netherlands	7.8
Germany	7.3
Australia	4.9
Sweden	4.5
Denmark	3.9
Hong Kong	3.6

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG Advanced MSCI EM ETF

Investment Objective

The iShares ESG Advanced MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.05)%	(2.61)%	13.68%	(2.61)%	19.67%
Fund Market	(6.59)	(1.06)	14.40	(1.06)	20.73
Index	(7.22)	(2.47)	14.15	(2.47)	20.36

The inception date of the Fund was 10/6/20. The first day of secondary market trading was 10/8/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 929.50	$ 0.77		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	32.5%
Information Technology	20.1
Consumer Discretionary	16.8
Communication Services	9.4
Consumer Staples	5.4
Materials	4.9
Health Care	4.9
Industrials	3.6
Real Estate	1.9
Utilities	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	32.5%
Taiwan	18.8
India	12.3
South Korea	7.2
South Africa	7.0
Brazil	4.0
Indonesia	2.8
Thailand	2.6
United Arab Emirates	2.5
Malaysia	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® ESG Advanced MSCI USA ETF

Investment Objective

The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.76)%	10.20%	21.58%	10.20%	39.59%
Fund Market	(7.68)	10.12	21.69	10.12	39.80
Index	(7.90)	9.92	21.36	9.92	39.13

The inception date of the Fund was 6/16/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 922.40	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	42.4%
Health Care	12.7
Financials	12.1
Consumer Discretionary	9.2
Industrials	7.8
Consumer Staples	5.3
Real Estate	4.6
Materials	3.8
Communication Services	1.9
Utilities	0.2

TEN LARGEST HOLDINGS

Sector	Percent of Total Investments(a)

Microsoft Corp.	12.5%
NVIDIA Corp.	3.6
Visa Inc., Class A	2.1
Home Depot Inc. (The)	1.9
Mastercard Inc., Class A	1.8
Coca-Cola Co. (The)	1.5
Cisco Systems Inc.	1.4
PepsiCo Inc.	1.3
Adobe Inc.	1.3
Verizon Communications Inc.	1.3

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
ASX Ltd.	7,447	$447,278
Aurizon Holdings Ltd.	81,379	207,590
Australia & New Zealand Banking Group Ltd.	116,717	2,209,668
BlueScope Steel Ltd.	21,302	315,437
Brambles Ltd.	64,060	461,406
Cochlear Ltd.	2,876	469,490
Computershare Ltd.	20,862	329,627
CSL Ltd.	19,948	3,792,594
Dexus	43,131	341,424
Evolution Mining Ltd.	77,979	241,126
Fortescue Metals Group Ltd.	71,006	945,966
Goodman Group	66,746	1,079,927
GPT Group/The	75,709	270,135
IDP Education Ltd.	9,003	174,114
Lendlease Corp. Ltd.	28,914	223,065
Medibank Pvt Ltd.	107,185	247,223
Mineral Resources Ltd.	7,076	232,553
Mirvac Group	161,048	300,341
Newcrest Mining Ltd.	34,473	639,502
Northern Star Resources Ltd.	48,394	360,680
Orica Ltd.	16,418	175,044
QBE Insurance Group Ltd.	61,433	512,659
Ramsay Health Care Ltd.	7,753	361,660
REA Group Ltd.	2,267	218,514
Reece Ltd.	13,176	186,535
Scentre Group	215,700	479,199
SEEK Ltd.	15,322	299,129
Sonic Healthcare Ltd.	19,831	506,039
Stockland	101,449	306,974
Suncorp Group Ltd.	57,897	450,365
Transurban Group	122,958	1,135,690
Vicinity Centres	160,861	209,463
WiseTech Global Ltd.	5,985	191,616

		18,322,033

Austria — 0.2%
Erste Group Bank AG	14,705	522,716
Raiffeisen Bank International AG	5,678	92,523
voestalpine AG	4,770	157,653

		772,892

Belgium — 0.7%
Ageas SA/NV	7,137	343,334
Elia Group SA/NV	1,414	203,564
Groupe Bruxelles Lambert SA	4,525	469,859
KBC Group NV	10,432	751,593
Proximus SADP	5,490	109,143
Solvay SA	3,243	361,661
Umicore SA	7,911	323,636

		2,562,790

Denmark — 3.9%
Ambu A/S, Class B(a)	6,283	115,863
AP Moller - Maersk A/S, Class A	185	554,716
AP Moller - Maersk A/S, Class B, NVS	188	594,740
Chr Hansen Holding A/S	4,576	333,610
Demant A/S(b)	4,576	193,385
DSV A/S	8,258	1,519,940
Genmab A/S(b)	2,722	914,854
GN Store Nord AS	5,622	297,196
Novo Nordisk A/S, Class B	69,850	7,228,316

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	9,040	$593,319
Pandora A/S	4,456	456,282
Rockwool International A/S, Class B	372	127,526
Tryg A/S	14,167	320,540
Vestas Wind Systems A/S	41,932	1,352,168

		14,602,455

Finland — 1.6%
Elisa Oyj	5,373	297,703
Kesko Oyj, Class B	12,263	360,896
Kone Oyj, Class B	14,825	865,092
Nokia Oyj(b)	221,264	1,196,450
Nordea Bank Abp	133,493	1,476,903
Orion Oyj, Class B	4,281	201,031
Sampo Oyj, Class A	20,201	953,174
Stora Enso Oyj, Class R	25,750	490,384
Wartsila OYJ Abp	20,455	229,087

		6,070,720

France — 9.7%
Accor SA(b)	6,650	227,119
Aeroports de Paris(b)	1,220	172,495
Air Liquide SA	19,592	3,254,331
Amundi SA(c)	2,721	188,717
Arkema SA	2,815	373,317
AXA SA	80,520	2,191,621
BioMerieux	1,649	181,244
BNP Paribas SA	47,275	2,743,109
Bouygues SA	9,892	353,719
Bureau Veritas SA	12,386	354,151
Capgemini SE	6,466	1,353,525
Carrefour SA	26,109	524,902
Cie. Generale des Etablissements Michelin SCA	6,832	940,476
CNP Assurances	6,784	165,348
Covivio	1,958	160,185
Credit Agricole SA	51,266	653,044
Danone SA	26,901	1,636,636
Dassault Systemes SE	26,901	1,297,604
Edenred	11,237	511,338
Eiffage SA	3,545	361,108
Eurazeo SE	1,648	127,293
Eurofins Scientific SE	5,759	584,411
Gecina SA	1,835	233,194
Getlink SE	19,052	310,725
Hermes International	1,318	1,817,570
Ipsen SA	1,661	193,273
Klepierre SA	8,065	230,534
Legrand SA	11,529	1,087,646
L’Oreal SA	10,500	4,150,904
Orpea SA	2,326	96,320
Publicis Groupe SA	8,723	578,908
Sartorius Stedim Biotech	1,159	444,442
Schneider Electric SE	22,469	3,481,259
SEB SA	1,220	177,432
Societe Generale SA	34,221	967,686
Sodexo SA	3,974	331,776
Ubisoft Entertainment SA(b)	3,993	214,093
Unibail-Rodamco-Westfield(a)(b)	5,129	390,962
Valeo	9,699	213,903
Vinci SA	22,302	2,338,396
Vivendi SE	34,404	434,308

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	981	$99,590
Worldline SA/France(b)(c)	9,707	494,991

		36,643,605

Germany — 6.8%
adidas AG	7,902	1,868,362
Allianz SE, Registered	16,976	3,826,684
Aroundtown SA	43,143	266,026
Bayerische Motoren Werke AG	13,847	1,333,565
Bechtle AG	3,553	182,255
Beiersdorf AG	4,351	441,052
Brenntag SE	6,103	511,630
Carl Zeiss Meditec AG, Bearer	1,647	258,471
Commerzbank AG(b)	41,622	347,840
Covestro AG(c)	8,606	455,134
Daimler Truck Holding AG(b)	17,080	520,523
Delivery Hero SE(b)(c)	6,619	354,783
Deutsche Boerse AG	7,869	1,339,482
Deutsche Lufthansa AG, Registered(b)	24,766	190,883
Deutsche Post AG, Registered	40,667	2,044,013
Evonik Industries AG	9,151	275,460
GEA Group AG	6,649	290,753
Hannover Rueck SE	2,505	461,175
HeidelbergCement AG	6,229	404,181
HelloFresh SE(b)	7,146	389,786
Henkel AG & Co. KGaA	4,584	352,451
Infineon Technologies AG	53,472	1,809,273
KION Group AG	3,111	249,397
Knorr-Bremse AG	2,999	264,392
LANXESS AG	3,558	173,316
LEG Immobilien SE	2,999	385,642
Merck KGaA	5,335	1,058,184
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,833	1,600,208
Nemetschek SE	2,501	221,917
Puma SE	3,859	353,887
Rational AG	186	136,889
Scout24 SE(c)	3,254	189,807
Symrise AG	5,559	661,224
Telefonica Deutschland Holding AG	41,791	114,041
United Internet AG, Registered(d)	3,660	124,470
Vonovia SE	30,348	1,610,963
Zalando SE(b)(c)	9,839	651,211

		25,719,330

Hong Kong — 3.5%
AIA Group Ltd.	500,200	5,193,999
BOC Hong Kong Holdings Ltd.	156,000	560,830
Chow Tai Fook Jewellery Group Ltd.(b)	82,000	170,276
CK Asset Holdings Ltd.	80,000	505,284
ESR Cayman Ltd.(b)(c)	88,000	271,482
Hang Lung Properties Ltd.	63,000	132,053
Hang Seng Bank Ltd.	24,400	449,963
HKT Trust & HKT Ltd., Class SS	183,000	246,823
Hong Kong Exchanges & Clearing Ltd.	39,900	1,933,421
Link REIT	89,800	725,656
MTR Corp. Ltd.(a)	64,500	334,336
New World Development Co. Ltd.	61,000	243,978
Sino Land Co. Ltd.	138,000	174,183
Sun Hung Kai Properties Ltd.	62,000	720,798
Swire Properties Ltd.	48,800	126,905

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	61,000	$1,022,119
WH Group Ltd.(c)	335,500	233,982
Wharf Real Estate Investment Co. Ltd.	63,000	282,825

		13,328,913

Ireland — 0.9%
CRH PLC	32,660	1,484,666
James Hardie Industries PLC	19,216	627,346
Kerry Group PLC, Class A	6,778	807,525
Smurfit Kappa Group PLC	10,313	515,054

		3,434,591

Israel — 0.9%
Bank Hapoalim BM	37,500	397,443
Bank Leumi Le-Israel BM	48,631	526,816
Check Point Software Technologies Ltd.(b)	4,585	664,275
CyberArk Software Ltd.(b)	1,708	290,599
Fiverr International Ltd.(a)(b)	947	74,728
Israel Discount Bank Ltd., Class A	49,904	329,075
Kornit Digital Ltd.(b)	1,952	185,108
Mizrahi Tefahot Bank Ltd.	6,042	236,117
Nice Ltd.(b)	2,624	593,570
Wix.com Ltd.(a)(b)	2,217	203,033

		3,500,764

Italy — 1.4%
Amplifon SpA	4,949	212,384
Assicurazioni Generali SpA	46,992	929,353
DiaSorin SpA	1,103	165,069
Ferrari NV	5,085	1,092,707
FinecoBank Banca Fineco SpA	17,232	287,186
Infrastrutture Wireless Italiane SpA(c)	13,792	140,834
Mediobanca Banca di Credito Finanziario SpA	22,298	232,216
Moncler SpA	8,909	534,986
Nexi SpA(b)(c)	19,951	272,490
Poste Italiane SpA(c)	23,554	270,153
Prysmian SpA	11,103	365,504
Recordati Industria Chimica e Farmaceutica SpA	4,282	209,439
Telecom Italia SpA/Milano	409,439	172,024
Terna - Rete Elettrica Nazionale	66,194	542,314

		5,426,659

Japan — 26.9%
Advantest Corp.	6,700	538,445
Aeon Co. Ltd.	30,500	690,937
Ajinomoto Co. Inc.	18,300	533,280
ANA Holdings Inc.(b)	6,200	136,513
Asahi Kasei Corp.	53,200	499,273
Astellas Pharma Inc.	75,400	1,257,990
Azbil Corp.	6,100	231,549
Bridgestone Corp.	25,100	1,033,641
Brother Industries Ltd.	12,200	222,051
Canon Inc.	43,400	1,021,330
Capcom Co. Ltd.	6,100	148,052
Central Japan Railway Co.	6,100	824,209
Chiba Bank Ltd/The	24,400	153,377
Chugai Pharmaceutical Co. Ltd.	30,500	1,011,795
CyberAgent Inc.	15,300	200,211
Dai Nippon Printing Co. Ltd.	6,100	159,239
Daifuku Co. Ltd.	6,100	441,194
Dai-ichi Life Holdings Inc.	43,500	903,414
Daiichi Sankyo Co. Ltd.	75,300	1,836,974
Daikin Industries Ltd.	9,600	1,774,123

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	24,400	$691,991
Daiwa Securities Group Inc.	61,000	360,662
Denso Corp.	18,800	1,322,019
Disco Corp.	1,000	279,650
East Japan Railway Co.	12,200	722,672
Eisai Co. Ltd.	6,100	302,650
FANUC Corp.	8,100	1,487,987
Fast Retailing Co. Ltd.	2,100	1,132,760
FUJIFILM Holdings Corp.	12,200	775,482
Fujitsu Ltd.	8,200	1,191,329
Hakuhodo DY Holdings Inc.	12,200	162,119
Hankyu Hanshin Holdings Inc.	12,200	364,988
Hino Motors Ltd.	12,400	116,520
Hirose Electric Co. Ltd.	1,100	165,399
Hitachi Metals Ltd.(b)	6,200	110,518
Hoshizaki Corp.	1,800	125,499
Hoya Corp.	15,400	2,006,137
Hulic Co. Ltd.	18,500	168,536
Ibiden Co. Ltd.	6,100	297,915
Itochu Techno-Solutions Corp.	6,100	158,133
Japan Exchange Group Inc.	24,400	456,916
Japan Metropolitan Fund Invest	307	248,468
Japan Real Estate Investment Corp.	61	325,847
JFE Holdings Inc.	18,300	272,442
JSR Corp.	6,100	191,893
Kajima Corp.	18,300	246,290
Kansai Paint Co. Ltd.	6,100	122,431
Kao Corp.	18,900	883,516
KDDI Corp.	67,100	2,183,517
Keio Corp.	6,100	249,594
Keisei Electric Railway Co. Ltd.	6,100	170,835
Keyence Corp.	7,800	3,689,405
Kikkoman Corp.	6,100	454,742
Kintetsu Group Holdings Co. Ltd.(b)	6,100	183,258
Kobayashi Pharmaceutical Co. Ltd.	2,000	171,298
Kobe Bussan Co. Ltd.	6,100	201,970
Komatsu Ltd.	36,600	841,943
Konami Holdings Corp.	3,300	187,739
Kubota Corp.	43,400	778,668
Kurita Water Industries Ltd.	6,100	252,081
Kyocera Corp.	12,200	702,146
Kyowa Kirin Co. Ltd.	12,200	312,209
Lion Corp.	12,200	159,907
Lixil Corp.	12,200	271,906
Mazda Motor Corp.(b)	24,400	180,471
Medipal Holdings Corp.	6,200	113,472
MEIJI Holdings Co. Ltd.	6,100	366,642
Mercari Inc.(b)	6,100	191,052
MINEBEA MITSUMI Inc.	18,300	401,701
MISUMI Group Inc.	12,300	394,309
Mitsubishi Chemical Holdings Corp.	55,800	396,394
Mitsubishi Electric Corp.	73,200	885,392
Mitsubishi Estate Co. Ltd.	43,600	665,697
Mitsubishi Gas Chemical Co. Inc.	6,100	108,226
Mitsubishi HC Capital Inc.	30,800	160,174
Mitsubishi UFJ Financial Group Inc.	494,100	3,033,272
Mitsui Chemicals Inc.	6,100	155,944
Mitsui Fudosan Co. Ltd.	37,300	830,151
MonotaRO Co. Ltd.	12,200	229,641
MS&AD Insurance Group Holdings Inc.	18,300	619,212

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	24,400	$1,658,350
NEC Corp.	9,100	393,717
NGK Insulators Ltd.	6,100	94,732
Nidec Corp.	18,800	1,634,352
Nihon M&A Center Holdings Inc.	12,900	190,805
Nintendo Co. Ltd.	4,000	2,025,807
Nippon Building Fund Inc.	61	349,550
Nippon Paint Holdings Co. Ltd.	18,300	163,787
Nippon Prologis REIT Inc.	122	358,686
Nippon Telegraph & Telephone Corp.	48,800	1,402,555
Nippon Yusen KK	6,100	571,515
Nissin Foods Holdings Co. Ltd.	2,100	167,784
Nitori Holdings Co. Ltd.	2,900	436,387
Nitto Denko Corp.	6,100	445,168
Nomura Holdings Inc.	128,100	584,530
Nomura Real Estate Holdings Inc.	6,200	154,371
Nomura Real Estate Master Fund Inc.	183	241,333
Nomura Research Institute Ltd.	12,200	428,254
NTT Data Corp.	24,900	472,953
Obayashi Corp.	31,000	259,563
Odakyu Electric Railway Co. Ltd.	12,200	201,281
Oji Holdings Corp.	37,200	190,060
Omron Corp.	6,100	415,096
Ono Pharmaceutical Co. Ltd.	18,300	450,546
Oriental Land Co. Ltd./Japan	8,400	1,552,864
Orix JREIT Inc.	122	170,680
Otsuka Corp.	6,100	236,945
Otsuka Holdings Co. Ltd.	18,300	630,878
Pan Pacific International Holdings Corp.	16,600	271,710
Persol Holdings Co. Ltd.	6,200	138,890
Rakuten Group Inc.	36,600	311,123
Recruit Holdings Co. Ltd.	56,200	2,372,213
Renesas Electronics Corp.(b)	48,800	574,898
Resona Holdings Inc.	79,500	355,547
Ricoh Co. Ltd.	24,400	208,152
Rohm Co. Ltd.	3,200	255,212
Santen Pharmaceutical Co. Ltd.	18,300	208,567
SCSK Corp.	6,100	104,435
Secom Co. Ltd.	8,700	638,983
Seiko Epson Corp.	12,200	187,641
Sekisui Chemical Co. Ltd.	12,200	199,787
Sekisui House Ltd.	24,900	507,663
SG Holdings Co. Ltd.	12,200	258,581
Sharp Corp./Japan	6,100	57,682
Shimadzu Corp.	12,200	439,406
Shimizu Corp.	24,400	161,508
Shin-Etsu Chemical Co. Ltd.	14,800	2,311,584
Shionogi & Co. Ltd.	12,200	811,207
Shiseido Co. Ltd.	18,300	1,050,165
Shizuoka Bank Ltd/The	18,600	137,513
SoftBank Corp.	115,900	1,464,325
SoftBank Group Corp.	48,800	2,189,948
Sompo Holdings Inc.	12,200	529,700
Sony Group Corp.	51,800	5,292,520
Square Enix Holdings Co. Ltd.	6,100	297,488
SUMCO Corp.	12,200	200,247
Sumitomo Chemical Co. Ltd.	61,000	291,228
Sumitomo Dainippon Pharma Co. Ltd.	6,100	66,946
Sumitomo Metal Mining Co. Ltd.	6,100	304,283
Sumitomo Mitsui Financial Group Inc.	54,900	1,946,878

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	13,100	$385,380
Suntory Beverage & Food Ltd.	6,100	243,079
Sysmex Corp.	6,100	488,308
T&D Holdings Inc.	18,300	265,780
Taisei Corp.	6,100	202,834
TDK Corp.	18,300	740,660
Terumo Corp.	24,400	792,472
TIS Inc.	6,100	144,379
Tobu Railway Co. Ltd.	6,100	149,942
Tokio Marine Holdings Inc.	25,100	1,428,216
Tokyo Electron Ltd.	6,400	3,140,976
Tokyu Corp.	18,300	244,056
TOPPAN INC.	12,200	240,393
Toray Industries Inc.	61,000	347,864
Tosoh Corp.	12,200	189,321
TOTO Ltd.	6,100	256,790
Toyo Suisan Kaisha Ltd.	6,100	256,425
Trend Micro Inc/Japan	6,100	340,786
Unicharm Corp.	18,300	689,803
USS Co. Ltd.	6,100	101,334
Welcia Holdings Co. Ltd.	3,000	80,002
West Japan Railway Co.	12,200	526,355
Yakult Honsha Co. Ltd.	6,100	331,040
Yamaha Corp.	6,100	286,204
Yamaha Motor Co. Ltd.	12,200	274,251
Yaskawa Electric Corp.	6,100	244,224
Yokogawa Electric Corp.	6,100	98,419
Z Holdings Corp.	112,200	549,202
ZOZO Inc.	6,100	173,700

		101,092,108

Netherlands — 7.7%
ABN AMRO Bank NV, CVA(c)	17,712	235,698
Adyen NV(b)(c)	854	1,779,969
AerCap Holdings NV(b)	5,612	305,461
Akzo Nobel NV	7,505	714,042
Argenx SE(b)	1,894	548,395
ASM International NV	1,972	636,892
ASML Holding NV	17,150	11,473,758
CNH Industrial NV	42,155	599,634
Euronext NV(c)	3,446	311,075
EXOR NV	4,646	352,007
IMCD NV	2,334	379,138
ING Groep NV	162,541	1,898,233
InPost SA(b)	5,002	30,890
JDE Peet’s NV	4,334	142,282
Just Eat Takeaway.com NV(b)(c)	7,771	314,509
Koninklijke Ahold Delhaize NV	43,231	1,329,883
Koninklijke DSM NV	7,110	1,335,002
NN Group NV	11,721	562,548
Prosus NV	38,816	2,409,760
QIAGEN NV(b)	9,102	457,306
Randstad NV	4,823	328,681
STMicroelectronics NV	27,572	1,157,417
Universal Music Group NV	30,964	706,986
Wolters Kluwer NV	10,798	1,100,205

		29,109,771

New Zealand — 0.5%
Auckland International Airport Ltd.(b)	51,612	249,906
Fisher & Paykel Healthcare Corp. Ltd.	25,202	473,596

Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	36,910	$143,776
Meridian Energy Ltd.	49,239	167,171
Ryman Healthcare Ltd.	19,520	132,773
Spark New Zealand Ltd.	81,869	251,362
Xero Ltd.(b)	4,944	339,940

		1,758,524

Norway — 0.8%
Adevinta ASA(b)	12,026	128,832
DNB Bank ASA	39,042	874,083
Gjensidige Forsikring ASA	8,855	219,025
Mowi ASA	15,150	390,094
Orkla ASA	31,232	292,561
Schibsted ASA, Class A	3,661	105,210
Schibsted ASA, Class B	3,847	99,581
Telenor ASA	27,521	407,190
Yara International ASA	7,231	368,274

		2,884,850

Portugal — 0.1%
Jeronimo Martins SGPS SA	11,716	255,429

Singapore — 1.7%
Ascendas Real Estate Investment Trust	140,499	288,085
CapitaLand Integrated Commercial Trust(a)	217,181	339,891
Capitaland Investment Ltd/Singapore(b)	104,400	286,083
City Developments Ltd.	12,600	66,673
DBS Group Holdings Ltd.	70,400	1,769,865
Oversea-Chinese Banking Corp. Ltd.	147,000	1,273,817
Singapore Airlines Ltd.(b)	55,700	210,907
Singapore Exchange Ltd.	23,200	160,957
Singapore Telecommunications Ltd.	342,300	642,079
United Overseas Bank Ltd.	48,800	1,084,598
UOL Group Ltd.	18,700	96,912
Venture Corp. Ltd.	10,400	135,662

		6,355,529

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	9,760	238,785
Aena SME SA(b)(c)	3,373	550,491
Amadeus IT Group SA(b)	18,743	1,236,599
CaixaBank SA	187,541	615,994
Cellnex Telecom SA(c)	22,725	1,027,902
EDP Renovaveis SA	13,115	318,789
Ferrovial SA	21,623	589,101
Grifols SA	14,152	268,323
Industria de Diseno Textil SA	45,413	1,184,633
Red Electrica Corp. SA	111	2,199
Telefonica SA	233,327	1,114,351

		7,147,167

Sweden — 4.5%
Assa Abloy AB, Class B	43,896	1,152,169
Atlas Copco AB, Class A	29,488	1,512,266
Atlas Copco AB, Class B	12,914	583,522
Electrolux AB, Class B	8,697	155,721
Embracer Group AB(b)	23,180	200,668
Epiroc AB, Class A	28,452	534,632
Epiroc AB, Class B	16,841	272,999
EQT AB	12,879	431,061
Essity AB, Class B	26,414	679,789
Fastighets AB Balder, Class B(b)	4,518	281,648
Getinge AB, Class B	9,864	382,867

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
H & M Hennes & Mauritz AB, Class B	29,008	$484,117
Hexagon AB, Class B	80,344	1,085,421
Husqvarna AB, Class B	16,684	200,944
Industrivarden AB, Class A	4,674	129,072
Industrivarden AB, Class C	7,992	216,621
Investment AB Latour, Class B	6,405	176,924
Investor AB	14,156	313,024
Investor AB, Class B	80,244	1,633,966
Kinnevik AB, Class B(b)	10,374	264,125
L E Lundbergforetagen AB, Class B	3,062	147,856
Lifco AB, Class B	9,152	208,039
Nibe Industrier AB, Class B	61,386	546,444
Sagax AB, Class B	6,223	169,212
Sandvik AB	48,933	1,054,629
Sinch AB(a)(b)(c)	19,830	167,274
Skandinaviska Enskilda Banken AB, Class A	69,700	802,970
SKF AB, Class B	15,168	280,065
Svenska Cellulosa AB SCA, Class B	25,628	418,135
Svenska Handelsbanken AB, Class A	62,285	592,131
Tele2 AB, Class B	21,047	278,897
Telefonaktiebolaget LM Ericsson, Class B	120,051	1,104,697
Telia Co. AB	101,387	376,974

		16,838,879

Switzerland — 9.2%
ABB Ltd., Registered	66,745	2,255,508
Adecco Group AG, Registered	7,175	338,865
Alcon Inc.	20,811	1,607,807
Bachem Holding AG, Class B, Registered	261	155,328
Baloise Holding AG, Registered	2,074	347,898
Clariant AG, Registered	9,154	165,255
Coca-Cola HBC AG, Class DI	8,489	215,676
Geberit AG, Registered	1,353	885,102
Givaudan SA, Registered	401	1,674,338
Julius Baer Group Ltd.	9,556	559,565
Kuehne + Nagel International AG, Registered	2,390	651,789
Logitech International SA, Registered	6,998	523,653
Lonza Group AG, Registered	3,119	2,158,042
Novartis AG, Registered	91,134	7,983,541
Partners Group Holding AG	915	1,236,886
SGS SA, Registered	251	718,199
Sika AG, Registered	5,895	1,956,165
Sonova Holding AG, Registered	2,208	854,925
Straumann Holding AG, Registered	435	690,981
Swiss Life Holding AG, Registered	1,289	786,518
Swiss Prime Site AG, Registered	3,085	302,310
Swiss Re AG	13,246	1,265,730
Swisscom AG, Registered	981	587,631
Temenos AG, Registered	2,692	270,585
UBS Group AG, Registered	146,400	2,695,414
VAT Group AG(c)	1,103	416,818
Vifor Pharma AG	2,017	354,042
Zurich Insurance Group AG	6,356	2,917,379

		34,575,950

United Kingdom — 10.6%
3i Group PLC	40,516	721,757
abrdn plc	97,539	270,352
Admiral Group PLC	8,174	325,616
Antofagasta PLC	16,352	331,093
Ashtead Group PLC	18,520	1,203,464

Security	Shares	Value

United Kingdom (continued)
Auto Trader Group PLC(c)	38,432	$339,895
AVEVA Group PLC	5,073	167,986
Aviva PLC	163,480	920,657
Barratt Developments PLC	43,811	356,850
Berkeley Group Holdings PLC	4,840	251,710
British Land Co PLC/The	37,150	262,529
Bunzl PLC	14,219	561,903
Burberry Group PLC	16,840	436,597
Coca-Cola Europacific Partners PLC	8,793	450,290
Compass Group PLC	72,964	1,649,209
Croda International PLC	5,856	586,179
Ferguson PLC	9,153	1,394,715
Halma PLC	16,433	530,031
Hikma Pharmaceuticals PLC	7,263	202,202
HSBC Holdings PLC	846,623	5,877,496
Informa PLC(b)	60,943	482,537
InterContinental Hotels Group PLC(b)	7,283	507,136
Intertek Group PLC	7,023	504,124
J Sainsbury PLC	70,029	258,275
JD Sports Fashion PLC	112,311	225,929
Kingfisher PLC	85,588	349,144
Land Securities Group PLC	28,984	307,135
Legal & General Group PLC	251,465	929,774
Lloyds Banking Group PLC	2,993,608	1,929,396
London Stock Exchange Group PLC	13,664	1,193,641
M&G PLC	107,484	295,890
Mondi PLC	19,522	409,600
Next PLC	5,378	492,422
Ocado Group PLC(b)	21,068	387,417
Pearson PLC	29,897	258,636
Persimmon PLC	13,061	420,349
Phoenix Group Holdings PLC	28,672	237,642
Prudential PLC	113,103	1,709,944
Reckitt Benckiser Group PLC	29,737	2,518,043
RELX PLC	79,810	2,430,453
Rentokil Initial PLC	79,674	540,697
Sage Group PLC/The	40,261	377,706
Schroders PLC	5,390	220,656
Segro PLC	48,254	839,188
Severn Trent PLC	10,381	399,388
Spirax-Sarco Engineering PLC	3,172	505,472
St. James’s Place PLC	22,481	421,472
Taylor Wimpey PLC	156,648	314,202
United Utilities Group PLC	30,934	443,985
Vodafone Group PLC	1,134,705	1,997,465
Whitbread PLC(b)	8,663	338,163
WPP PLC	47,400	666,676

		39,753,088

Total Common Stocks — 98.4% (Cost: $383,851,326)		370,156,047

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,480	200,553
Henkel AG & Co. KGaA, Preference Shares, NVS	7,687	610,100

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	1,049	$463,147

		1,273,800

Total Preferred Stocks — 0.3% (Cost: $1,489,815)		1,273,800

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	1,047,023	1,047,232
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	30,000	30,000

		1,077,232

Total Short-Term Investments — 0.3% (Cost: $1,077,322)		1,077,232

Total Investments in Securities — 99.0% (Cost: $386,418,463)		372,507,079

Other Assets, Less Liabilities — 1.0%		3,655,098

Net Assets — 100.0%		$376,162,177

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,552	$1,019,885	(a)	$—	$(115)	$(90)	$1,047,232	1,047,023	$1,397	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	3		—

					$(115)	$(90)	$1,077,232		$1,400		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	27	03/10/22	$445	$(13,862)
Euro STOXX 50 Index	16	03/18/22	700	(40,092)

				$(53,954)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$53,954

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,025

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(55,692)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$999,485

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,172,474	$366,983,573	$—	$370,156,047
Preferred Stocks	—	1,273,800	—	1,273,800
Money Market Funds	1,077,232	—	—	1,077,232

	$4,249,706	$368,257,373	$—	$372,507,079

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(53,954)	$—	$(53,954)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.6%
Americanas SA	7,820	$45,827
Atacadao SA	6,100	22,486
B3 SA - Brasil, Bolsa, Balcao	77,250	217,334
Banco Bradesco SA	14,930	48,968
Banco do Brasil SA	11,250	76,062
Banco Santander Brasil SA	4,460	26,436
CCR SA	16,410	37,333
Energisa SA	2,510	21,417
Hypera SA	2,499	16,211
Localiza Rent a Car SA	8,270	92,064
Lojas Renner SA	12,870	63,614
Natura & Co. Holding SA(a)	11,960	53,371
Rede D’Or Sao Luiz SA(b)	4,770	46,989
Rumo SA(a)	18,050	54,075
Telefonica Brasil SA	7,000	68,647
TIM SA	9,850	26,127
TOTVS SA	6,270	40,167
WEG SA	21,700	122,948

		1,080,076

Chile — 0.4%
Banco de Chile	626,400	66,412
Banco de Credito e Inversiones SA	661	23,630
Banco Santander Chile	649,230	31,880
Falabella SA	10,190	33,533

		155,455

China — 31.9%
360 Security Technology Inc., Class A(a)	11,489	19,124
3SBio Inc.(a)(b)	15,000	11,922
Agricultural Bank of China Ltd., Class A	24,000	11,338
Agricultural Bank of China Ltd., Class H	350,000	132,552
Alibaba Group Holding Ltd.(a)	138,000	1,840,094
Alibaba Health Information Technology Ltd.(a)	60,000	42,014
Baidu Inc., ADR(a)	3,510	535,064
Bank of China Ltd., Class H	960,000	373,455
Bank of Communications Co. Ltd., Class A	20,000	15,161
Bank of Communications Co. Ltd., Class H	120,000	82,263
Bank of Hangzhou Co. Ltd., Class A	6,000	13,638
Bank of Shanghai Co. Ltd., Class A	4,000	4,433
BeiGene Ltd., ADR(a)	590	124,207
Beijing Enterprises Water Group Ltd.	40,000	15,803
Beijing Shiji Information Technology Co. Ltd., Class A	1,020	3,875
Beijing Sinnet Technology Co. Ltd., Class A	2,100	4,973
BYD Co. Ltd., Class A	1,000	40,212
BYD Co. Ltd., Class H	10,000	309,873
BYD Electronic International Co. Ltd.	10,000	28,218
CanSino Biologics Inc., Class H(a)(b)	2,000	36,010
China Bohai Bank Co. Ltd., Class H(b)	50,000	8,318
China CITIC Bank Corp. Ltd., Class H	90,000	42,292
China Conch Venture Holdings Ltd.	20,000	96,245
China Construction Bank Corp., Class A	4,000	3,827
China Construction Bank Corp., Class H	1,190,000	892,458
China Everbright Bank Co. Ltd., Class A	10,000	5,299
China Everbright Bank Co. Ltd., Class H	50,000	18,595
China Feihe Ltd.(b)	50,000	59,663
China Galaxy Securities Co. Ltd., Class A	6,000	9,636
China Galaxy Securities Co. Ltd., Class H	55,000	31,481
China International Capital Corp. Ltd., Class A	1,400	9,384
China International Capital Corp. Ltd., Class H(b)	16,000	38,927

Security	Shares	Value

China (continued)
China Jushi Co. Ltd., Class A	3,171	$8,609
China Lesso Group Holdings Ltd.	10,000	15,330
China Medical System Holdings Ltd.	20,000	35,613
China Mengniu Dairy Co. Ltd.	40,000	259,770
China Merchants Bank Co. Ltd., Class A	14,000	110,666
China Merchants Bank Co. Ltd., Class H	50,000	421,465
China Minsheng Banking Corp. Ltd., Class H	70,000	27,265
China Molybdenum Co. Ltd., Class A	8,000	7,674
China Molybdenum Co. Ltd., Class H	60,000	36,114
China Railway Signal & Communication Corp. Ltd., Class A	4,200	3,225
China Resources Mixc Lifestyle Services Ltd.(b)	8,000	41,149
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	3,000	17,007
China Ruyi Holdings Ltd.(a)	40,000	11,905
China Southern Airlines Co. Ltd., Class A(a)	4,900	5,376
China Southern Airlines Co. Ltd., Class H(a)	20,000	12,617
China Three Gorges Renewables Group Co. Ltd.	14,700	16,592
China TransInfo Technology Co. Ltd., Class A	2,800	6,157
China Vanke Co. Ltd., Class A	10,000	30,437
China Vanke Co. Ltd., Class H	20,000	47,504
China Zheshang Bank Co. Ltd., Class A	2,000	1,087
CIFI Ever Sunshine Services Group Ltd.	20,000	36,371
CIFI Holdings Group Co. Ltd.	40,000	27,845
Contemporary Amperex Technology Co. Ltd., Class A	2,000	171,319
Country Garden Services Holdings Co. Ltd.	20,000	119,639
CSC Financial Co. Ltd., Class A	5,000	20,472
CSPC Pharmaceutical Group Ltd.	120,000	142,244
Dali Foods Group Co. Ltd.(b)	40,000	21,067
Dongfeng Motor Group Co. Ltd., Class H	40,000	34,429
Fuyao Glass Industry Group Co. Ltd., Class A	700	4,876
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,000	39,249
GDS Holdings Ltd., ADR(a)	1,250	55,650
Geely Automobile Holdings Ltd.	80,000	149,011
GEM Co. Ltd., Class A	2,800	4,238
Genscript Biotech Corp.(a)	20,000	79,300
Great Wall Motor Co. Ltd., Class A	5,000	29,202
Great Wall Motor Co. Ltd., Class H	20,000	42,106
Greentown Service Group Co. Ltd.	20,000	20,090
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,024	4,829
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	700	9,331
Haitong Securities Co. Ltd., Class A	9,000	16,069
Haitong Securities Co. Ltd., Class H	24,000	20,652
Hangzhou Robam Appliances Co. Ltd., Class A	2,000	10,578
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	2,000	22,502
Hansoh Pharmaceutical Group Co. Ltd.(b)	20,000	42,694
Hopson Development Holdings Ltd.	9,000	18,527
Huadong Medicine Co. Ltd., Class A	700	4,199
Huatai Securities Co. Ltd., Class A	11,000	27,724
Huatai Securities Co. Ltd., Class H(b)	10,000	16,373
Hundsun Technologies Inc., Class A	1,060	8,809
Hygeia Healthcare Holdings Co. Ltd.(b)	4,000	21,703
Industrial & Commercial Bank of China Ltd., Class A	55,000	40,632
Industrial & Commercial Bank of China Ltd., Class H	750,000	447,716
Industrial Bank Co. Ltd., Class A	18,000	63,061
Industrial Securities Co. Ltd., Class A	4,200	5,439
Jafron Biomedical Co. Ltd., Class A	700	5,070
Jinxin Fertility Group Ltd.(a)(b)	20,000	23,386
Jiumaojiu International Holdings Ltd.(b)	10,000	22,465
Kingdee International Software Group Co. Ltd.(a)	30,000	74,149

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lee & Man Paper Manufacturing Ltd.	20,000	$12,857
Legend Biotech Corp., ADR(a)	520	20,587
Lenovo Group Ltd.	100,000	111,357
Li Auto Inc., ADR(a)	7,100	216,195
Livzon Pharmaceutical Group Inc., Class A	2,000	12,161
Longfor Group Holdings Ltd.(b)	25,000	133,688
LONGi Green Energy Technology Co. Ltd., Class A	4,000	49,790
Meituan, Class B(a)(b)	52,000	1,155,188
Microport Scientific Corp.	9,000	25,034
Ming Yang Smart Energy Group Ltd., Class A	1,000	4,112
NetEase Inc.	26,075	504,335
NIO Inc., ADR(a)	16,850	384,854
Orient Securities Co. Ltd., Class A	5,000	9,780
People’s Insurance Co. Group of China Ltd. (The), Class H	110,000	35,374
Pharmaron Beijing Co. Ltd., Class A	1,000	19,192
Pharmaron Beijing Co. Ltd., Class H(b)	2,000	24,248
Ping An Healthcare and Technology Co. Ltd.(a)(b)	7,000	21,692
Postal Savings Bank of China Co. Ltd., Class A	15,000	13,288
Postal Savings Bank of China Co. Ltd., Class H(b)	110,000	90,319
Sangfor Technologies Inc., Class A	700	16,124
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	32,000	44,185
Shanghai Electric Group Co. Ltd., Class A	11,483	8,037
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,400	9,397
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,000	20,048
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	18,000	32,491
Shanghai Pudong Development Bank Co. Ltd., Class A	10,000	13,311
Shengyi Technology Co. Ltd., Class A	3,000	9,277
Shenzhen Inovance Technology Co. Ltd., Class A	2,050	20,865
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,000	52,001
Shenzhou International Group Holdings Ltd.	11,000	184,763
Sino Biopharmaceutical Ltd.	140,000	89,371
Sinopharm Group Co. Ltd., Class H	24,000	58,180
Sungrow Power Supply Co. Ltd., Class A	1,000	19,364
Suningcom Co Ltd, Class A(a)	19,600	11,139
Sunny Optical Technology Group Co. Ltd.	9,000	215,676
TCL Technology Group Corp., Class A	18,000	15,908
Tianfeng Securities Co. Ltd., Class A	20,000	11,184
Tongcheng Travel Holdings Ltd.(a)	12,000	22,349
Topsports International Holdings Ltd.(b)	20,000	20,705
Transfar Zhilian Co. Ltd., Class A	3,000	3,673
Trip.com Group Ltd., ADR(a)	6,340	163,699
Unisplendour Corp. Ltd., Class A	3,000	10,458
Venus MedTech Hangzhou Inc., Class H(a)(b)	5,000	13,901
Vinda International Holdings Ltd.	10,000	28,472
Vipshop Holdings Ltd., ADR(a)	5,730	49,679
Want Want China Holdings Ltd.	50,000	53,170
Wharf Holdings Ltd. (The)	20,000	72,360
Wuhu Sanqi Interactive Entertainment Network Technology
Group Co. Ltd., Class A	2,000	6,642
WuXi AppTec Co. Ltd., Class A	1,060	17,545
WuXi AppTec Co. Ltd., Class H(b)	5,040	71,742
Wuxi Biologics Cayman Inc., New(a)(b)	45,000	372,214
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	14,000	22,907
Xinyi Solar Holdings Ltd.	60,000	108,982
XPeng Inc., ADR(a)	5,010	182,214
Yadea Group Holdings Ltd.(b)	20,000	29,671
Yonyou Network Technology Co. Ltd., Class A	3,000	14,971
Yum China Holdings Inc.	5,270	274,145
Yunnan Baiyao Group Co. Ltd., Class A	1,100	15,716
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	700	5,304

Security	Shares	Value

China (continued)
Zhejiang Weixing New Building Materials Co. Ltd., Class A	700	$2,565
Zhongsheng Group Holdings Ltd.	10,000	69,829
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,600	6,241
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	20,000	13,257

		13,206,715

Colombia — 0.2%
Bancolombia SA	3,750	37,186
Grupo de Inversiones Suramericana SA	3,765	30,554
Interconexion Electrica SA ESP	4,290	26,479

		94,219

Czech Republic — 0.1%
Komercni Banka AS(a)	820	32,259
Moneta Money Bank AS(b)	3,050	12,077

		44,336

Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	11,675	35,560

Greece — 0.2%
Alpha Services and Holdings SA(a)	21,609	29,486
Eurobank Ergasias Services and Holdings SA, Class A(a)	25,179	27,582
Hellenic Telecommunications Organization SA	2,156	43,124

		100,192

Hungary — 0.3%
OTP Bank Nyrt(a)	2,540	96,924
Richter Gedeon Nyrt	2,100	44,093

		141,017

India — 12.1%
Adani Green Energy Ltd.(a)	5,450	134,108
Asian Paints Ltd.	4,750	200,740
Axis Bank Ltd.(a)	18,760	186,121
Bajaj Auto Ltd.	860	40,470
Bajaj Finance Ltd.	3,450	323,007
Bandhan Bank Ltd.(b)	5,495	22,476
Berger Paints India Ltd.	2,079	19,051
Bharti Airtel Ltd.(a)	33,240	303,956
Britannia Industries Ltd.	910	41,395
Cholamandalam Investment and Finance Co. Ltd.	5,360	49,449
Colgate-Palmolive India Ltd.	1,590	30,673
Dabur India Ltd.	6,840	51,282
Eicher Motors Ltd.	1,760	60,791
Havells India Ltd.	3,200	50,555
HCL Technologies Ltd.	13,590	204,356
HDFC Life Insurance Co. Ltd.(b)	12,180	84,906
Hero MotoCorp Ltd.	1,510	51,150
Hindustan Unilever Ltd.	10,350	299,305
ICICI Lombard General Insurance Co. Ltd.(b)	2,072	34,874
Info Edge India Ltd.	1,061	63,070
Infosys Ltd.	42,580	970,393
Kotak Mahindra Bank Ltd.	6,460	159,020
Mahindra & Mahindra Ltd.	11,580	122,246
Marico Ltd.	4,890	33,477
Mphasis Ltd.	940	39,053
Nestle India Ltd.	410	96,290
Piramal Enterprises Ltd.	1,610	44,509
SBI Cards & Payment Services Ltd.(a)	3,320	34,810
Shriram Transport Finance Co. Ltd.	2,640	39,682
Siemens Ltd.	940	29,408

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
State Bank of India	25,010	$161,570
Tata Consultancy Services Ltd.	11,620	550,459
Tech Mahindra Ltd.	8,010	150,811
Titan Co. Ltd.	4,490	152,510
Trent Ltd.	2,370	35,050
Wipro Ltd.	17,300	127,929
Zomato Ltd.(a)	16,128	17,113

		5,016,065
Indonesia — 2.8%
Bank Central Asia Tbk PT	720,000	406,487
Bank Mandiri Persero Tbk PT	259,000	140,026
Bank Negara Indonesia Persero Tbk PT	105,000	58,833
Bank Rakyat Indonesia Persero Tbk PT	903,047	288,759
Barito Pacific Tbk PT	364,000	22,697
Kalbe Farma Tbk PT	205,000	23,472
Telkom Indonesia Persero Tbk PT	645,000	194,734
Tower Bersama Infrastructure Tbk PT	28,000	5,758
Unilever Indonesia Tbk PT	62,000	15,954

		1,156,720
Kuwait — 0.5%
Kuwait Finance House KSCP	62,180	194,512

Malaysia — 2.1%
AMMB Holdings Bhd(a)	20,100	16,120
Axiata Group Bhd	26,000	24,337
CIMB Group Holdings Bhd	85,000	115,786
DiGi.Com Bhd	30,000	29,003
Fraser & Neave Holdings Bhd	3,000	16,149
HAP Seng Consolidated Bhd	7,000	12,638
IHH Healthcare Bhd	16,000	25,102
Inari Amertron Bhd	42,000	32,520
Kuala Lumpur Kepong Bhd	6,000	37,156
Malayan Banking Bhd	63,000	131,636
Maxis Bhd	22,000	21,092
Nestle Malaysia Bhd	1,000	31,957
PPB Group Bhd	5,000	21,365
Press Metal Aluminium Holdings Bhd	40,200	65,396
Public Bank Bhd	205,000	217,719
RHB Bank Bhd	25,000	35,232
Sime Darby Bhd	32,000	17,329
Telekom Malaysia Bhd	10,000	12,052

		862,589
Mexico — 1.1%
Arca Continental SAB de CV	5,000	32,987
Coca-Cola Femsa SAB de CV	8,000	43,935
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,800	60,551
Grupo Financiero Banorte SAB de CV, Class O	30,000	202,929
Grupo Televisa SAB de CV, CPO	29,000	62,160
Industrias Penoles SAB de CV	1,900	23,714
Kimberly-Clark de Mexico SAB de CV, Class A	22,000	30,872

		457,148
Peru — 0.3%
Credicorp Ltd.	940	142,175

Philippines — 0.6%
Bank of the Philippine Islands	19,300	37,720
BDO Unibank Inc.	29,200	73,998
Globe Telecom Inc.	300	15,074
Monde Nissin Corp.(a)(b)	30,500	9,828

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	139,000	$108,488

		245,108
Poland — 1.1%
Allegro.eu SA(a)(b)	6,000	44,716
Bank Polska Kasa Opieki SA	1,904	52,234
CD Projekt SA	1,030	40,911
KGHM Polska Miedz SA	2,170	85,209
LPP SA	10	20,566
mBank SA(a)	154	15,051
Orange Polska SA(a)	8,760	16,255
Powszechna Kasa Oszczednosci Bank Polski SA(a)	8,510	81,786
Powszechny Zaklad Ubezpieczen SA	8,880	66,624
Santander Bank Polska SA	370	27,737

		451,089
Qatar — 1.0%
Commercial Bank PSQC (The)	20,840	39,526
Ooredoo QPSC	13,560	28,516
Qatar National Bank QPSC	56,780	339,913

		407,955
Russia — 0.2%
Magnit PJSC, GDR	3,465	5,499
Moscow Exchange MICEX-RTS PJSC(c)	12,190	4,103
Novolipetsk Steel PJSC(c)	15,750	10,003
PhosAgro PJSC, GDR	1,700	10,400
Polymetal International PLC(c)	3,451	10,466
Polyus PJSC(c)	329	12,396
TCS Group Holding PLC, GDR(c)	1,183	13,624
VK Co. Ltd.(a)(c)	1,337	1,359

		67,850
Saudi Arabia — 1.3%
Almarai Co. JSC	2,550	34,189
Bank AlBilad(a)	4,750	74,754
Dr Sulaiman Al Habib Medical Services Group Co.	550	25,151
Saudi Basic Industries Corp.	11,170	372,378
Savola Group (The)	4,230	38,322

		544,794
South Africa — 6.9%
Absa Group Ltd.	9,670	111,088
Anglo American Platinum Ltd.	650	101,455
Aspen Pharmacare Holdings Ltd.	4,760	62,223
Bid Corp. Ltd.	4,860	98,741
Bidvest Group Ltd (The)	3,040	41,652
Capitec Bank Holdings Ltd.	1,060	143,113
Clicks Group Ltd.	2,490	48,411
Discovery Ltd.(a)(d)	6,010	61,549
FirstRand Ltd.	65,870	283,614
Gold Fields Ltd.	12,020	167,364
Growthpoint Properties Ltd.	40,260	35,086
Impala Platinum Holdings Ltd.	10,240	195,322
Kumba Iron Ore Ltd.	710	27,911
Mr. Price Group Ltd.	3,280	44,715
MTN Group Ltd.(a)	23,280	290,594
MultiChoice Group	4,920	40,323
Naspers Ltd., Class N	2,810	353,865
Nedbank Group Ltd.	6,500	92,405
NEPI Rockcastle PLC	5,320	34,001
Old Mutual Ltd.	59,800	49,003
Pepkor Holdings Ltd.(b)	13,300	18,986
Remgro Ltd.	7,030	63,884

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	19,670	$82,892
Shoprite Holdings Ltd.	6,520	97,254
SPAR Group Ltd (The)	1,880	20,061
Standard Bank Group Ltd.	17,002	180,153
Vodacom Group Ltd.	7,740	74,504
Woolworths Holdings Ltd.	10,750	35,396

		2,855,565

South Korea — 7.1%
Amorepacific Corp.	370	57,114
AMOREPACIFIC Group	280	11,440
BGF retail Co. Ltd.	140	19,833
Celltrion Healthcare Co. Ltd.	1,142	60,740
CJ CheilJedang Corp.	100	31,676
CJ Corp.	150	10,567
Coway Co. Ltd.	690	41,441
DB Insurance Co. Ltd.	520	26,728
GS Engineering & Construction Corp.	880	31,626
Hana Financial Group Inc.	4,180	169,824
Hankook Tire & Technology Co. Ltd.	1,160	34,177
HYBE Co. Ltd.(a)	210	51,027
Kakao Corp.	3,910	309,659
KB Financial Group Inc.	5,410	266,899
LG Corp.	1,100	69,135
LG Display Co. Ltd.	3,230	50,796
LG Electronics Inc.	1,400	146,155
LG Household & Health Care Ltd.	130	103,148
LG Innotek Co. Ltd.	180	49,689
Lotte Chemical Corp.	147	26,897
Mirae Asset Securities Co. Ltd.	2,600	19,186
NCSoft Corp.	220	81,498
Netmarble Corp.(b)	270	23,201
POSCO Chemical Co. Ltd.	287	27,092
Samsung Fire & Marine Insurance Co. Ltd.	320	50,887
Samsung Life Insurance Co. Ltd.	880	44,000
Samsung SDS Co. Ltd.	403	47,311
Samsung Securities Co. Ltd.	650	23,037
Shinhan Financial Group Co. Ltd.	6,140	199,770
SK Biopharmaceuticals Co. Ltd.(a)	390	27,682
SK Chemicals Co. Ltd.	105	10,916
SK Hynix Inc.	6,870	716,228
SK Telecom Co. Ltd.	140	6,389
Woori Financial Group Inc.	4,688	56,076
Yuhan Corp.	440	21,379

		2,923,223

Taiwan — 18.4%
Accton Technology Corp.	10,000	90,686
Acer Inc.	40,000	41,513
ASE Technology Holding Co. Ltd.	40,000	144,572
Asustek Computer Inc.	10,000	133,405
AU Optronics Corp.	100,000	74,868
Catcher Technology Co. Ltd.	10,000	51,328
Cathay Financial Holding Co. Ltd.	100,000	224,863
Chailease Holding Co. Ltd.	20,300	184,233
Chang Hwa Commercial Bank Ltd.	60,000	38,093
China Development Financial Holding Corp.	210,000	143,811
China Steel Corp.	150,000	195,053
Chunghwa Telecom Co. Ltd.	51,000	226,675
Compal Electronics Inc.	60,000	54,661
CTBC Financial Holding Co. Ltd.	250,000	244,369

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	30,000	$267,363
E.Sun Financial Holding Co Ltd.	170,116	179,822
Evergreen Marine Corp. Taiwan Ltd.	30,000	157,598
Far Eastern New Century Corp.	40,000	42,402
Far EasTone Telecommunications Co. Ltd.	20,000	49,467
First Financial Holding Co. Ltd.	150,450	138,525
Foxconn Technology Co. Ltd.	10,000	23,017
Fubon Financial Holding Co. Ltd.	90,143	243,392
Hiwin Technologies Corp.	150	1,432
Hotai Motor Co. Ltd.	1,000	22,641
Hua Nan Financial Holdings Co. Ltd.	121,584	96,408
Innolux Corp.	120,000	73,022
Lite-On Technology Corp.	30,000	73,766
MediaTek Inc.	20,000	790,316
Mega Financial Holding Co. Ltd.	150,000	202,140
Micro-Star International Co. Ltd.	10,000	56,368
President Chain Store Corp.	10,000	93,445
Shanghai Commercial & Savings Bank Ltd/The	50,000	82,362
SinoPac Financial Holdings Co. Ltd.	140,000	85,969
Taishin Financial Holding Co. Ltd.	141,907	99,452
Taiwan Cement Corp.	42,000	71,300
Taiwan Cooperative Financial Holding Co. Ltd.	130,840	124,126
Taiwan Mobile Co. Ltd.	20,000	73,958
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	1,934,960
Unimicron Technology Corp.	20,000	185,956
United Microelectronics Corp.	150,000	282,653
Vanguard International Semiconductor Corp.	10,000	45,384
Win Semiconductors Corp.	4,000	43,791
Yageo Corp.	3,000	49,220
Yang Ming Marine Transport Corp.(a)	20,000	84,530
Yuanta Financial Holding Co. Ltd.	120,000	107,195

		7,630,110

Thailand — 2.6%
Advanced Info Service PCL, NVDR	15,000	105,590
Airports of Thailand PCL, NVDR(a)	62,000	122,495
Asset World Corp. PCL, NVDR(a)	120,000	17,679
Bangkok Dusit Medical Services PCL, NVDR	120,000	87,248
BTS Group Holdings PCL, NVDR	99,000	28,858
Bumrungrad Hospital PCL, NVDR	9,000	42,411
Central Pattana PCL, NVDR	29,000	49,315
Charoen Pokphand Foods PCL, NVDR	51,000	39,516
CP ALL PCL, NVDR	76,500	159,825
Delta Electronics Thailand PCL, NVDR	4,000	50,081
Home Product Center PCL, NVDR	53,000	24,819
Indorama Ventures PCL, NVDR	28,000	38,792
Intouch Holdings PCL, NVDR	11,000	25,579
Krungthai Card PCL, NVDR	13,000	25,298
Minor International PCL, NVDR(a)	41,000	38,829
Siam Cement PCL (The), NVDR	9,000	108,312
Siam Commercial Bank PCL (The), NVDR	12,000	46,371
Sri Trang Gloves Thailand PCL, NVDR	10,000	7,881
Thai Union Group PCL, NVDR	28,000	17,481
True Corp. PCL, NVDR	163,000	25,056

		1,061,436

Turkey — 0.2%
Akbank TAS	43,010	21,953
Turkcell Iletisim Hizmetleri AS	18,050	26,762
Turkiye Garanti Bankasi AS	25,890	20,727

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkiye Is Bankasi AS, Class C	11,832	$6,851

		76,293

United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	39,960	117,200
Abu Dhabi Islamic Bank PJSC	20,170	48,661
Emirates NBD Bank PJSC	26,420	103,065
Emirates Telecommunications Group Co. PJSC	43,110	411,719
First Abu Dhabi Bank PJSC	59,310	333,927

		1,014,572

Total Common Stocks — 96.6% (Cost: $38,580,263)		39,964,774

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	66,670	261,167
Itau Unibanco Holding SA, Preference Shares, NVS	57,270	281,147

		542,314

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,850	122,862

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	5,180	45,787

South Korea — 0.0%
LG Household & Health Care Ltd., Preference Shares, NVS	12	5,260

Total Preferred Stocks — 1.7% (Cost: $635,035)		716,223

Rights

Brazil — 0.0%
Americanas SA (Expires 03/03/22)(a)	121	159

Total Rights — 0.0% (Cost: $0)		159

Security	Shares	Value

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/07/24)(a)	4,400	$86

Total Warrants — 0.0% (Cost: $0)		86

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	45,155	45,164
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	10,000	10,000

		55,164

Total Short-Term Investments — 0.1% (Cost: $55,164)		55,164

Total Investments in Securities — 98.4% (Cost: $39,270,462)		40,736,406

Other Assets, Less Liabilities — 1.6%		655,505

Net Assets — 100.0%		$41,391,911

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$45,197	(a)	$—	$(33)	$—	$45,164	45,155	$225	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	4		—

					$(33)	$—	$55,164		$229		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI EM ETF

Affiliates (continued)

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1	03/18/22	$59	$(3,453)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,453

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,676)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,453)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,797

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is diasclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,537,817	$35,375,006	$51,951	$39,964,774
Preferred Stocks	45,787	670,436	—	716,223
Rights	—	159	—	159
Warrants	86	—	—	86
Money Market Funds	55,164	—	—	55,164

	$4,638,854	$36,045,601	$51,951	$40,736,406

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,453)	$—	$—	$(3,453)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
HEICO Corp.	1,705	$251,505
HEICO Corp., Class A	2,881	354,132
Howmet Aerospace Inc.	15,316	550,151

		1,155,788

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	5,165	499,352
Expeditors International of Washington Inc.	6,735	696,130

		1,195,482

Auto Components — 0.3%
Aptiv PLC(a)	10,814	1,399,764
BorgWarner Inc.	9,529	390,785
Lear Corp.	2,371	373,053

		2,163,602

Automobiles — 0.1%
Lucid Group Inc.(a)	16,412	475,620
Rivian Automotive Inc., Class A(a)	7,103	479,878

		955,498

Banks — 2.4%
Citizens Financial Group Inc.	16,961	889,095
First Republic Bank/CA	7,045	1,220,617
Huntington Bancshares Inc./OH	57,637	894,526
KeyCorp	37,126	930,749
PNC Financial Services Group Inc. (The)	16,844	3,356,167
Regions Financial Corp.	37,994	919,075
SVB Financial Group(a)	2,341	1,418,646
Truist Financial Corp.	53,215	3,311,037
U.S. Bancorp	56,189	3,176,926
Webster Financial Corp.	7,146	430,261

		16,547,099

Beverages — 3.0%
Coca-Cola Co. (The)	163,577	10,181,032
Keurig Dr Pepper Inc.	28,247	1,092,312
PepsiCo Inc.	55,128	9,026,659

		20,300,003

Biotechnology — 2.2%
Alnylam Pharmaceuticals Inc.(a)	4,769	752,787
Amgen Inc.	22,428	5,079,493
Biogen Inc.(a)	5,858	1,236,096
BioMarin Pharmaceutical Inc.(a)	7,339	573,323
Exact Sciences Corp.(a)	6,900	538,614
Horizon Therapeutics PLC(a)	8,593	783,424
Incyte Corp.(a)	7,476	510,611
Neurocrine Biosciences Inc.(a)	3,805	341,955
Novavax Inc.(a)	2,824	235,437
Regeneron Pharmaceuticals Inc.(a)	4,230	2,615,663
Vertex Pharmaceuticals Inc.(a)	10,142	2,332,863

		15,000,266

Building Products — 0.8%
A O Smith Corp.	5,339	366,149
Allegion PLC	3,566	408,378
Carrier Global Corp.	32,827	1,473,276
Fortune Brands Home & Security Inc.	5,423	471,259
Lennox International Inc.	1,288	343,806
Masco Corp.	9,740	545,829
Owens Corning	3,989	371,735

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	9,456	$1,455,562

		5,435,994

Capital Markets — 5.0%
Ameriprise Financial Inc.	4,433	1,328,969
Bank of New York Mellon Corp. (The)	31,280	1,662,532
Carlyle Group Inc. (The)	6,391	299,546
Cboe Global Markets Inc.	4,261	499,773
Charles Schwab Corp. (The)	57,791	4,881,028
CME Group Inc.	14,354	3,395,152
Coinbase Global Inc., Class A(a)	1,550	295,693
FactSet Research Systems Inc.	1,512	614,008
Franklin Resources Inc.	12,025	357,503
Intercontinental Exchange Inc.	22,432	2,873,988
Invesco Ltd.	13,773	292,539
MarketAxess Holdings Inc.	1,525	581,681
Moody’s Corp.	6,667	2,146,974
Morgan Stanley	53,642	4,867,475
Nasdaq Inc.	4,671	799,442
Northern Trust Corp.	7,858	895,026
Raymond James Financial Inc.	7,392	810,533
S&P Global Inc.	13,304	4,998,176
State Street Corp.	14,558	1,242,234
T Rowe Price Group Inc.	8,967	1,296,269

		34,138,541

Chemicals — 2.7%
Air Products and Chemicals Inc.	8,859	2,093,382
Albemarle Corp.	4,669	914,610
DuPont de Nemours Inc.	20,669	1,599,161
Ecolab Inc.	10,262	1,808,780
FMC Corp.	5,059	593,168
International Flavors & Fragrances Inc.	10,152	1,350,216
Linde PLC(a)	20,418	5,987,374
PPG Industries Inc.	9,451	1,261,236
Sherwin-Williams Co. (The)	9,904	2,606,039

		18,213,966

Commercial Services & Supplies — 1.1%
Cintas Corp.	3,677	1,380,051
Copart Inc.(a)	8,527	1,047,798
Republic Services Inc.	8,875	1,067,485
Rollins Inc.	8,857	289,004
Waste Connections Inc.	10,417	1,286,395
Waste Management Inc.	16,702	2,411,769

		7,482,502

Communications Equipment — 1.9%
Arista Networks Inc.(a)	9,144	1,122,243
Cisco Systems Inc.	168,154	9,377,949
F5 Inc.(a)	2,412	484,450
Juniper Networks Inc.	12,954	437,716
Motorola Solutions Inc.	6,719	1,481,069

		12,903,427

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,462	934,083
Vulcan Materials Co.	5,323	965,858

		1,899,941

Consumer Finance — 1.2%
Ally Financial Inc.	14,540	725,546
American Express Co.	26,240	5,104,729
Discover Financial Services	11,693	1,443,384

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	21,833	$934,016

		8,207,675

Containers & Packaging — 0.5%
Avery Dennison Corp.	3,271	576,350
Ball Corp.	12,912	1,158,723
International Paper Co.	14,702	639,978
Sealed Air Corp.	5,900	396,067
Westrock Co.	10,564	478,232

		3,249,350

Distributors — 0.3%
Genuine Parts Co.	5,711	697,656
LKQ Corp.	11,024	517,577
Pool Corp.	1,592	730,059

		1,945,292

Diversified Telecommunication Services — 1.3%
Lumen Technologies Inc.	34,717	359,668
Verizon Communications Inc.	165,059	8,858,717

		9,218,385

Electrical Equipment — 0.8%
Eaton Corp. PLC	15,917	2,455,834
Generac Holdings Inc.(a)	2,486	784,258
Plug Power Inc.(a)	20,689	523,225
Rockwell Automation Inc.	4,636	1,235,865
Sensata Technologies Holding PLC(a)	6,307	365,238
Sunrun Inc.(a)	7,063	192,679

		5,557,099

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	23,845	1,812,459
CDW Corp./DE	5,422	935,078
Cognex Corp.	7,047	476,095
Corning Inc.	32,347	1,306,819
Keysight Technologies Inc.(a)	7,359	1,158,086
TE Connectivity Ltd.	12,991	1,850,308
Teledyne Technologies Inc.(a)	1,877	805,946
Trimble Inc.(a)	10,036	700,011
Zebra Technologies Corp., Class A(a)	2,100	868,014

		9,912,816

Entertainment — 0.2%
Electronic Arts Inc.	11,287	1,468,326

Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities Inc.	5,845	1,107,043
American Tower Corp.	18,127	4,112,473
AvalonBay Communities Inc.	5,554	1,325,129
Boston Properties Inc.	5,908	722,607
Camden Property Trust	4,020	663,742
Crown Castle International Corp.	17,227	2,869,846
Digital Realty Trust Inc.	11,319	1,527,160
Duke Realty Corp.	15,196	805,388
Equinix Inc.	3,577	2,538,704
Equity Residential	14,182	1,209,725
Healthpeak Properties Inc.	21,495	667,635
Host Hotels & Resorts Inc.(a)	28,482	520,366
Iron Mountain Inc.	11,577	569,357
Kimco Realty Corp.	24,587	578,532
Prologis Inc.	29,451	4,295,428
Realty Income Corp.	22,582	1,492,444
Regency Centers Corp.	6,186	407,596
SBA Communications Corp.	4,331	1,313,982

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Inc.	15,902	$858,708
VICI Properties Inc.	25,067	700,873
Welltower Inc.	17,328	1,443,249
WP Carey Inc.	7,446	576,320

		30,306,307

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc.	29,334	1,352,004

Food Products — 0.8%
Campbell Soup Co.	7,828	352,025
Conagra Brands Inc.	19,131	669,011
General Mills Inc.	24,166	1,629,513
Hormel Foods Corp.	11,868	565,392
JM Smucker Co. (The)	4,317	581,716
Kraft Heinz Co. (The)	26,866	1,053,684
McCormick & Co. Inc./MD, NVS	9,912	943,325

		5,794,666

Health Care Equipment & Supplies — 2.4%
ABIOMED Inc.(a)	1,839	571,451
Align Technology Inc.(a)	3,012	1,540,518
Baxter International Inc.	19,959	1,695,916
Cooper Companies Inc. (The)	1,964	803,315
DENTSPLY SIRONA Inc.	8,696	470,801
Dexcom Inc.(a)	3,872	1,602,660
Edwards Lifesciences Corp.(a)	24,916	2,799,811
Hologic Inc.(a)	10,049	715,187
IDEXX Laboratories Inc.(a)	3,405	1,812,652
Insulet Corp.(a)	2,748	727,368
Novocure Ltd.(a)	3,758	307,630
ResMed Inc.	5,820	1,436,085
STERIS PLC	3,974	953,760
Teleflex Inc.	1,883	633,272

		16,070,426

Health Care Providers & Services — 2.1%
Anthem Inc.	9,695	4,380,686
Centene Corp.(a)	23,299	1,924,963
DaVita Inc.(a)	2,658	299,743
HCA Healthcare Inc.	9,895	2,476,818
Henry Schein Inc.(a)	5,519	476,731
Humana Inc.	5,117	2,222,415
Laboratory Corp. of America Holdings(a)	3,832	1,039,468
Molina Healthcare Inc.(a)	2,332	715,621
Quest Diagnostics Inc.	4,925	646,505

		14,182,950

Health Care Technology — 0.2%
Cerner Corp.	11,726	1,093,449
Teladoc Health Inc.(a)	5,766	437,697

		1,531,146

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.(a)	1,624	3,527,734
Domino’s Pizza Inc.	1,471	635,781
Hilton Worldwide Holdings Inc.(a)	11,084	1,649,964
Starbucks Corp.	46,802	4,295,956
Vail Resorts Inc.	1,609	419,225
Yum! Brands Inc.	11,695	1,433,573

		11,962,233

Household Durables — 0.5%
DR Horton Inc.	13,536	1,155,974
Garmin Ltd.	6,156	679,869

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Newell Brands Inc.	15,262	$362,472
NVR Inc.(a)	109	540,470
PulteGroup Inc.	10,107	501,914
Whirlpool Corp.	2,408	484,658

		3,725,357

Household Products — 0.9%
Church & Dwight Co. Inc.	9,742	953,255
Clorox Co. (The)	4,931	718,890
Colgate-Palmolive Co.	31,949	2,458,476
Kimberly-Clark Corp.	13,402	1,744,270

		5,874,891

Industrial Conglomerates — 0.3%
Roper Technologies Inc.	4,223	1,892,833

Insurance — 3.4%
Aflac Inc.	25,051	1,530,366
Allstate Corp. (The)	11,414	1,396,617
American International Group Inc.	33,128	2,028,759
Arch Capital Group Ltd.(a)	15,370	724,081
Arthur J Gallagher & Co.	8,255	1,305,858
Assurant Inc.	2,285	387,787
Chubb Ltd.	17,179	3,498,332
Hartford Financial Services Group Inc. (The)	13,590	944,233
Lincoln National Corp.	6,879	463,782
Marsh & McLennan Companies Inc.	20,097	3,123,275
Principal Financial Group Inc.	10,566	746,382
Progressive Corp. (The)	23,349	2,473,360
Prudential Financial Inc.	15,102	1,686,289
Travelers Companies Inc. (The)	9,803	1,684,449
Willis Towers Watson PLC	4,988	1,108,832

		23,102,402

Interactive Media & Services — 0.1%
ZoomInfo Technologies Inc.(a)	11,269	616,302

Internet & Direct Marketing Retail — 0.7%
DoorDash Inc., Class A(a)	4,318	453,174
eBay Inc.	24,971	1,363,167
Etsy Inc.(a)	5,060	783,743
MercadoLibre Inc.(a)(b)	1,836	2,068,530

		4,668,614

IT Services — 8.2%
Akamai Technologies Inc.(a)	6,508	704,556
Automatic Data Processing Inc.	16,803	3,435,205
Block Inc.(a)(b)	20,267	2,584,043
Broadridge Financial Solutions Inc.	4,656	680,754
Cognizant Technology Solutions Corp., Class A	20,972	1,806,318
EPAM Systems Inc.(a)	2,276	472,839
Fidelity National Information Services Inc.	24,272	2,311,423
Fiserv Inc.(a)	23,720	2,316,732
Gartner Inc.(a)	3,252	911,926
GoDaddy Inc., Class A(a)	6,630	553,008
Jack Henry & Associates Inc.	2,983	527,394
Mastercard Inc., Class A	34,945	12,608,855
MongoDB Inc.(a)	2,370	905,316
Okta Inc.(a)	5,882	1,075,465
Paychex Inc.	12,933	1,539,803
PayPal Holdings Inc.(a)	44,515	4,982,564
Snowflake Inc., Class A(a)	8,365	2,222,246
Twilio Inc., Class A(a)	6,712	1,173,258
VeriSign Inc.(a)	3,972	848,896

Security	Shares	Value

IT Services (continued)
Visa Inc., Class A	66,555	$14,383,867
Western Union Co. (The)	16,029	291,407

		56,335,875

Leisure Products — 0.1%
Hasbro Inc.	5,200	504,660

Life Sciences Tools & Services — 3.8%
Agilent Technologies Inc.	12,055	1,571,490
Avantor Inc.(a)	21,874	758,809
Bio-Techne Corp.	1,566	656,796
Danaher Corp.	25,671	7,044,379
Illumina Inc.(a)	5,905	1,928,573
IQVIA Holdings Inc.(a)	7,584	1,745,230
Mettler-Toledo International Inc.(a)	893	1,258,005
PerkinElmer Inc.	4,565	819,919
Thermo Fisher Scientific Inc.	15,698	8,539,712
Waters Corp.(a)	2,418	765,853
West Pharmaceutical Services Inc.	2,984	1,155,047

		26,243,813

Machinery — 3.3%
Caterpillar Inc.	21,557	4,043,662
Cummins Inc.	5,731	1,169,812
Deere & Co.	11,742	4,227,355
Dover Corp.	5,763	903,984
Fortive Corp.	13,600	880,600
IDEX Corp.	3,048	584,911
Illinois Tool Works Inc.	12,514	2,707,279
Ingersoll Rand Inc.	16,281	822,516
Nordson Corp.	2,062	467,022
Otis Worldwide Corp.	16,079	1,259,468
PACCAR Inc.	13,814	1,268,263
Parker-Hannifin Corp.	5,117	1,516,628
Pentair PLC	6,606	382,553
Snap-on Inc.	2,109	443,270
Stanley Black & Decker Inc.	6,526	1,061,780
Xylem Inc./NY	7,163	637,149

		22,376,252

Media — 0.2%
Cable One Inc.	248	355,347
Discovery Inc., Class A(a)(b)	6,779	190,151
Discovery Inc., Class C, NVS(a)	12,506	349,793
Interpublic Group of Companies Inc. (The)	15,689	577,355
Sirius XM Holdings Inc.(b)	39,868	245,587

		1,718,233

Metals & Mining — 0.4%
Newmont Corp.	31,772	2,103,306
Steel Dynamics Inc.	7,896	557,300

		2,660,606

Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	57,826	402,469

Multiline Retail — 1.0%
Dollar General Corp.	9,317	1,847,934
Dollar Tree Inc.(a)	8,973	1,274,884
Target Corp.	19,113	3,818,204

		6,941,022

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	9,264	2,745,201

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 1.9%
Catalent Inc.(a)	6,794	$693,260
Elanco Animal Health Inc.(a)	16,948	481,492
Eli Lilly & Co.	32,425	8,104,629
Jazz Pharmaceuticals PLC(a)	2,435	334,618
Zoetis Inc.	18,847	3,649,721

		13,263,720

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	5,362	432,660
Clarivate PLC(a)	14,038	210,289
Robert Half International Inc.	4,414	530,960
TransUnion	7,671	696,220
Verisk Analytics Inc.	6,131	1,087,272

		2,957,401

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	13,335	1,291,495

Road & Rail — 0.4%
AMERCO	391	225,846
JB Hunt Transport Services Inc.	3,379	685,700
Knight-Swift Transportation Holdings Inc.	6,281	342,189
Old Dominion Freight Line Inc.	3,900	1,224,717

		2,478,452

Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices Inc.(a)	65,201	8,041,891
Analog Devices Inc.	21,408	3,431,488
Applied Materials Inc.	35,995	4,830,529
Enphase Energy Inc.(a)	5,105	851,003
Entegris Inc.(b)	5,416	706,680
KLA Corp.	6,013	2,095,530
Lam Research Corp.	5,589	3,137,385
Marvell Technology Inc.	32,840	2,243,957
Microchip Technology Inc.	22,151	1,557,880
Micron Technology Inc.	44,596	3,962,801
NVIDIA Corp.	99,682	24,307,456
NXP Semiconductors NV	10,595	2,014,321
ON Semiconductor Corp.(a)	17,182	1,075,765
Qorvo Inc.(a)	4,378	598,823
Skyworks Solutions Inc.	6,603	912,337
SolarEdge Technologies Inc.(a)	2,071	661,519
Texas Instruments Inc.	36,810	6,257,332

		66,686,697

Software — 20.2%
Adobe Inc.(a)	19,004	8,887,791
ANSYS Inc.(a)	3,486	1,130,126
Asana Inc., Class A(a)	2,670	146,289
Autodesk Inc.(a)	8,737	1,924,150
Bentley Systems Inc., Class B	7,037	270,150
Bill.com Holdings Inc.(a)	3,077	731,957
Black Knight Inc.(a)	6,204	348,603
Cadence Design Systems Inc.(a)	11,032	1,670,576
Ceridian HCM Holding Inc.(a)	5,445	396,995
Citrix Systems Inc.	4,992	511,680
Coupa Software Inc.(a)	2,984	361,094
Crowdstrike Holdings Inc., Class A(a)	7,801	1,522,833
Datadog Inc., Class A(a)	8,696	1,401,013
DocuSign Inc.(a)	7,850	929,675
Dropbox Inc., Class A(a)	12,383	280,970
Dynatrace Inc.(a)	7,395	328,486
Fair Isaac Corp.(a)	1,105	520,665

Security	Shares	Value

Software (continued)
Fortinet Inc.(a)	5,529	$1,904,851
Guidewire Software Inc.(a)	3,151	277,761
HubSpot Inc.(a)	1,819	954,975
Intuit Inc.	10,696	5,073,862
Microsoft Corp.	284,359	84,963,626
NortonLifeLock Inc.	23,173	671,554
Nuance Communications Inc.(a)	12,062	669,682
Paycom Software Inc.(a)	2,020	685,204
PTC Inc.(a)	4,436	493,638
RingCentral Inc., Class A(a)	3,119	408,090
salesforce.com Inc.(a)	39,045	8,220,144
ServiceNow Inc.(a)	7,914	4,589,487
Splunk Inc.(a)	6,408	756,785
Synopsys Inc.(a)	6,111	1,909,015
Tyler Technologies Inc.(a)	1,621	694,209
VMware Inc., Class A	8,339	978,331
Workday Inc., Class A(a)	7,717	1,767,579
Zendesk Inc.(a)	4,805	560,599
Zscaler Inc.(a)	3,380	808,327

		137,750,772

Specialty Retail — 4.1%
Advance Auto Parts Inc.	2,461	503,225
Best Buy Co. Inc.	8,856	855,844
Burlington Stores Inc.(a)	2,675	604,256
CarMax Inc.(a)	6,496	710,208
Home Depot Inc. (The)	41,601	13,138,844
Lowe’s Companies Inc.	26,883	5,942,756
Ross Stores Inc.	14,152	1,293,351
TJX Companies Inc. (The)	47,972	3,170,949
Tractor Supply Co.	4,565	930,301
Ulta Beauty Inc.(a)	2,041	764,355

		27,914,089

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(a)	11,620	592,155
Hewlett Packard Enterprise Co.	52,126	829,846
HP Inc.	45,985	1,580,045
NetApp Inc.	8,930	699,933
Seagate Technology Holdings PLC	7,959	821,051
Western Digital Corp.(a)	12,460	634,712

		5,157,742

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	4,715	1,508,517
VF Corp.	13,308	772,130

		2,280,647

Trading Companies & Distributors — 0.4%
Fastenal Co.	22,956	1,181,316
United Rentals Inc.(a)	2,860	919,833
WW Grainger Inc.	1,714	817,681

		2,918,830

Water Utilities — 0.2%
American Water Works Co. Inc.	7,272	1,098,726

Total Common Stocks — 99.8% (Cost: $691,362,670)		681,757,885

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	3,993,864	$3,994,663
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	500,000	500,000

		4,494,663

Total Short-Term Investments — 0.6% (Cost: $4,494,663)		4,494,663

Total Investments in Securities — 100.4% (Cost: $695,857,333)		686,252,548

Other Assets, Less Liabilities — (0.4)%		(3,006,389)

Net Assets — 100.0%		$683,246,159

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$603,291	$3,391,778	(a)	$—		$(406)	$—	$3,994,663	3,993,864	$2,939	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	740,000	—		(240,000	)(a)	—	—	500,000	500,000	32		—

						$(406)	$—	$4,494,663		$2,971		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	1	03/18/22	$155	$(3,252)
S&P 500 E-Mini Index	3	03/18/22	655	(21,482)

				$(24,734)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Advanced MSCI USA ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$24,734

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$33,687

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(47,477)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$800,452

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$681,757,885	$—	$—	$681,757,885
Money Market Funds	4,494,663	—	—	4,494,663

	$686,252,548	$—	$—	$686,252,548

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(24,734)	$—	$—	$(24,734)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF	iShares ESG Advanced MSCI USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$371,429,847	$40,681,242	$681,757,885
Affiliated(c)	1,077,232	55,164	4,494,663
Cash	4,954	157,383	25,748
Foreign currency, at value(d)	495,275	159,582	—
Cash pledged:
Futures contracts	74,000	3,000	43,000
Receivables:
Investments sold	15,575,457	2,906,668	17,178,033
Securities lending income — Affiliated	232	24	644
Capital shares sold	3,517,690	9,768,191	621,841
Dividends	195,152	38,617	579,841
Tax reclaims	106,281	57	—

Total assets	392,476,120	53,769,928	704,701,655

LIABILITIES
Collateral on securities loaned, at value	1,047,505	45,179	3,995,275
Deferred foreign capital gain tax	—	36,894	—
Payables:
Investments purchased	15,235,907	12,226,546	17,415,262
Variation margin on futures contracts	1,336	735	2,162
Bank borrowings	—	65,002	—
Investment advisory fees	29,195	3,661	42,797

Total liabilities	16,313,943	12,378,017	21,455,496

NET ASSETS	$376,162,177	$41,391,911	$683,246,159

NET ASSETS CONSIST OF:
Paid-in capital	$396,276,698	$41,102,512	$692,239,151
Accumulated earnings (loss)	(20,114,521)	289,399	(8,992,992)

NET ASSETS	$376,162,177	$41,391,911	$683,246,159

Shares outstanding	6,100,000	1,000,000	19,550,000

Net asset value	$61.67	$41.39	$34.95

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$1,025,551	$42,644	$4,051,554
(b) Investments, at cost — Unaffiliated	$385,341,141	$39,215,298	$691,362,670
(c) Investments, at cost — Affiliated	$1,077,322	$55,164	$4,494,663
(d) Foreign currency, at cost	$498,209	$159,806	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF	iShares ESG Advanced MSCI USA ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,880,374	$163,946	$3,166,352
Dividends — Affiliated	32	4	90
Non-cash dividends — Unaffiliated	112,837	—	—
Securities lending income — Affiliated — net	1,368	225	2,881
Foreign taxes withheld	(265,327)	(21,259)	(1,590)

Total investment income	1,729,284	142,916	3,167,733

EXPENSES
Investment advisory fees	173,082	19,078	255,163
Commitment fees	—	216	—
Interest expense	—	2	—

Total expenses	173,082	19,296	255,163

Net investment income	1,556,202	123,620	2,912,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(5,505,299)	(804,279)	(11,153,881)
Investments — Affiliated	(115)	(33)	(406)
In-kind redemptions — Unaffiliated	774,668	—	12,551,549
Futures contracts	2,025	(1,676)	33,687
Foreign currency transactions	(41,650)	(10,151)	(1)

Net realized gain (loss)	(4,770,371)	(816,139)	1,430,948

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(34,786,604)	(1,095,601)	(50,868,997)
Investments — Affiliated	(90)	—	—
Futures contracts	(55,692)	(3,453)	(47,477)
Foreign currency translations	(6,369)	(622)	—

Net change in unrealized appreciation (depreciation)	(34,848,755)	(1,099,676)	(50,916,474)

Net realized and unrealized loss	(39,619,126)	(1,915,815)	(49,485,526)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,062,924)	$(1,792,195)	$(46,572,956)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(7,034)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$—	$34,964	$—
See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF		iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Period From 10/06/20 to 08/31/21	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,556,202	$2,217,358	$123,620	$213,296
Net realized gain (loss)	(4,770,371)	2,107,377	(816,139)	152,407
Net change in unrealized appreciation (depreciation)	(34,848,755)	20,005,991	(1,099,676)	2,524,590

Net increase (decrease) in net assets resulting from operations	(38,062,924)	24,330,726	(1,792,195)	2,890,293

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,100,975)	(1,761,837)	(311,365)	(106,031)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	171,480,392	212,119,113	29,945,565	10,765,644

NET ASSETS
Total increase in net assets	130,316,493	234,688,002	27,842,005	13,549,906
Beginning of period	245,845,684	11,157,682	13,549,906	—

End of period	$376,162,177	$245,845,684	$41,391,911	$13,549,906

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced MSCI USA ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,912,570	$1,703,346
Net realized gain	1,430,948	7,473,003
Net change in unrealized appreciation (depreciation)	(50,916,474)	40,595,547

Net increase (decrease) in net assets resulting from operations	(46,572,956)	49,771,896

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,762,360)	(978,561)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	313,476,107	364,504,490

NET ASSETS
Total increase in net assets	264,140,791	413,297,825
Beginning of period	419,105,368	5,807,543

End of period	$683,246,159	$419,105,368

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Period From 06/16/20 to 08/31/20	(a)

Net asset value, beginning of period	$70.24		$55.79	$51.37

Net investment income(b)	0.36		1.36	0.18
Net realized and unrealized gain (loss)(c)	(8.24)		13.91	4.24

Net increase (decrease) from investment operations	(7.88)		15.27	4.42

Distributions(d)
From net investment income	(0.69)		(0.82)	—

Total distributions	(0.69)		(0.82)	—

Net asset value, end of period	$61.67		$70.24	$55.79

Total Return(e)
Based on net asset value	(11.32	)%(f)	27.47%	8.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12	%(h)

Net investment income	1.08	%(h)	2.06%	1.64	%(h)

Supplemental Data
Net assets, end of period (000)	$376,162		$245,846	$11,158

Portfolio turnover rate(i)	12	%(f)	28%	6	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/22 (unaudited)		Period From 10/06/20 to 08/31/21	(a)

Net asset value, beginning of period.	$45.17		$35.39

Net investment income(b)	0.22		0.71
Net realized and unrealized gain (loss)(c)	(3.38)		9.42

Net increase (decrease) from investment operations	(3.16)		10.13

Distributions(d)
From net investment income	(0.62)		(0.35)

Total distributions	(0.62)		(0.35)

Net asset value, end of period	$41.39		$45.17

Total Return(e)
Based on net asset value	(7.05	)%(f)	28.74	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.16	%(h)	0.16	%(h)

Net investment income	1.04	%(h)	1.83	%(h)

Supplemental Data
Net assets, end of period (000)	$41,392		$13,550

Portfolio turnover rate(i)	21	%(f)	51	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI USA ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Period From 06/16/20 to 08/31/20	(a)

Net asset value, beginning of period	$38.10		$29.04	$25.43

Net investment income(b)	0.21		0.38	0.06
Net realized and unrealized gain (loss)(c)	(3.15)		8.99	3.55

Net increase (decrease) from investment operations	(2.94)		9.37	3.61

Distributions(d)
From net investment income	(0.21)		(0.30)	—
From net realized gain	—		(0.01)	—

Total distributions	(0.21)		(0.31)	—

Net asset value, end of period	$34.95		$38.10	$29.04

Total Return(e)
Based on net asset value	(7.76	)%(f)	32.53%	14.20	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10	%(h)

Net investment income	1.14	%(h)	1.09%	1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$683,246		$419,105	$5,808

Portfolio turnover rate(i)	19	%(f)	29%	4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Advanced MSCI EAFE	Non-diversified
ESG Advanced MSCI EM	Non-diversified
ESG Advanced MSCI USA	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced MSCI EAFE
BNP Paribas SA	$218,291	$213,761		$—	$(4,530	)(b)
Citigroup Global Markets, Inc.	78,963	75,900		—	(3,063	)(b)
Goldman Sachs & Co. LLC	153,403	153,403		—	—
Morgan Stanley	574,894	574,894		—	—

	$1,025,551	$1,017,958		$—	$(7,593)

ESG Advanced MSCI EM
BNP Paribas SA	$42,644	$42,644		$—	$—

ESG Advanced MSCI USA
Barclays Bank PLC	$29,088	$29,088		$—	$—
BNP Paribas SA	1,576,183	1,576,183		—	—
Jefferies LLC	169,624	169,624		—	—
Morgan Stanley	197,644	197,644		—	—
State Street Bank & Trust Co.	2,079,015	1,993,103		—	(85,912	)(b)

	$4,051,554	$3,965,642		$—	$(85,912)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16
ESG Advanced MSCI USA	0.10

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares ESG Advanced MSCI USA ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, the Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG Advanced MSCI EAFE	$399
ESG Advanced MSCI EM	65
ESG Advanced MSCI USA	1,115

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Advanced MSCI EAFE	$17,591,565	$13,790,282	$(2,690,213)
ESG Advanced MSCI EM	1,238,377	827,635	(228,168)
ESG Advanced MSCI USA	82,946,580	56,633,966	(6,131,617)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
ESG Advanced MSCI EAFE	$48,447,589	$35,680,541
ESG Advanced MSCI EM	23,641,550	5,396,676
ESG Advanced MSCI USA	101,516,909	100,821,398

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced MSCI EAFE	$160,487,431	$6,499,622
ESG Advanced MSCI EM	8,083,814	—
ESG Advanced MSCI USA	350,273,681	37,964,325

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG Advanced MSCI EAFE	$129,908
ESG Advanced MSCI EM	200,147
ESG Advanced MSCI USA	1,645,353

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced MSCI EAFE	$387,583,975	$10,529,383	$(25,660,233)	$(15,130,850)
ESG Advanced MSCI EM	39,328,444	3,167,634	(1,763,125)	1,404,509
ESG Advanced MSCI USA	695,940,780	25,630,093	(35,343,059)	(9,712,966)

9.	LINE OF CREDIT

The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Advanced MSCI EM	$65,000	$359	1.24%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

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Notes to Financial Statements (unaudited) (continued)

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI EAFE
Shares sold	2,700,000	$178,167,389	3,500,000	$224,513,155
Shares redeemed	(100,000)	(6,686,997)	(200,000)	(12,394,042)

Net increase	2,600,000	$171,480,392	3,300,000	$212,119,113

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/22		Period Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI EM
Shares sold	700,000	$29,945,565	400,000	$15,095,471
Shares redeemed	—	—	(100,000)	(4,329,827)

Net increase	700,000	$29,945,565	300,000	$10,765,644

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI USA
Shares sold	9,550,000	$351,583,647	12,450,000	$422,115,232
Shares redeemed	(1,000,000)	(38,107,540)	(1,650,000)	(57,610,742)

Net increase	8,550,000	$313,476,107	10,800,000	$364,504,490

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF and iShares ESG Advanced MSCI USA ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	43

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Advanced MSCI EAFE(a)	$0.638014	$—	$0.050260	$0.688274	93%	—%	7%	100%
ESG Advanced MSCI EM(a)	0.421636	—	0.201094	0.622730	68	—	32	100
ESG Advanced MSCI USA(a)	0.185607	—	0.025109	0.210716	88	—	12	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	45

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-820-0222

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 21, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 21, 2022